UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments.

September 30, 2016 :: ProFund VP Bull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (55.2%)
3M Co. (Industrial Conglomerates)	1,225	$215,882
Abbott Laboratories (Health Care Equipment & Supplies)	2,975	125,813
AbbVie, Inc. (Biotechnology)	3,300	208,131
Accenture PLC - Class A (IT Services)	1,250	152,713
Activision Blizzard, Inc. (Software)	1,375	60,913
Acuity Brands, Inc. (Electrical Equipment)	100	26,460
Adobe Systems, Inc.* (Software)	1,000	108,540
Advance Auto Parts, Inc. (Specialty Retail)	150	22,368
Aetna, Inc. (Health Care Providers & Services)	700	80,814
Affiliated Managers Group, Inc.* (Capital Markets)	100	14,470
Aflac, Inc. (Insurance)	825	59,293
Agilent Technologies, Inc. (Life Sciences Tools & Services)	650	30,609
Air Products & Chemicals, Inc. (Chemicals)	425	63,895
Akamai Technologies, Inc.* (Internet Software & Services)	350	18,547
Alaska Air Group, Inc. (Airlines)	250	16,465
Albemarle Corp. (Chemicals)	225	19,235
Alcoa, Inc. (Metals & Mining)	2,650	26,871
Alexion Pharmaceuticals, Inc.* (Biotechnology)	450	55,143
Allegion PLC (Building Products)	200	13,782
Allergan PLC* (Pharmaceuticals)	800	184,248
Alliance Data Systems Corp.* (IT Services)	125	26,816
Alliant Energy Corp. (Electric Utilities)	450	17,240
Alphabet, Inc.* - Class A (Internet Software & Services)	600	482,435
Alphabet, Inc.* - Class C (Internet Software & Services)	600	466,374
Altria Group, Inc. (Tobacco)	3,950	249,759
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	800	669,848
Ameren Corp. (Multi-Utilities)	500	24,590
American Airlines Group, Inc. (Airlines)	1,075	39,356
American Electric Power Co., Inc. (Electric Utilities)	1,000	64,209
American Express Co. (Consumer Finance)	1,575	100,862
American International Group, Inc. (Insurance)	2,050	121,646
American Tower Corp. (Real Estate Investment Trusts)	850	96,330
American Water Works Co., Inc. (Water Utilities)	350	26,194
Ameriprise Financial, Inc. (Capital Markets)	325	32,425
AmerisourceBergen Corp. (Health Care Providers & Services)	375	30,293
AMETEK, Inc. (Electrical Equipment)	475	22,696
Amgen, Inc. (Biotechnology)	1,500	250,214
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	625	40,575
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,025	64,944
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	625	40,281
Anthem, Inc. (Health Care Providers & Services)	525	65,788
Aon PLC (Insurance)	525	59,057
Apache Corp. (Oil, Gas & Consumable Fuels)	775	49,499
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	325	14,921
Apple, Inc. (Technology Hardware, Storage & Peripherals)	10,875	1,229,418
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,175	65,576
Archer-Daniels-Midland Co. (Food Products)	1,175	49,550
Arthur J. Gallagher & Co. (Insurance)	350	17,805
Assurant, Inc. (Insurance)	125	11,531
AT&T, Inc. (Diversified Telecommunication Services)	12,425	504,579
Autodesk, Inc.* (Software)	400	28,932
Automatic Data Processing, Inc. (IT Services)	925	81,585
AutoNation, Inc.* (Specialty Retail)	125	6,089
AutoZone, Inc.* (Specialty Retail)	50	38,417
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	275	48,906
Avery Dennison Corp. (Containers & Packaging)	175	13,613
Baker Hughes, Inc. (Energy Equipment & Services)	875	44,161
Ball Corp. (Containers & Packaging)	350	28,683
Bank of America Corp. (Banks)	20,600	322,389
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	150	33,642
Baxter International, Inc. (Health Care Equipment & Supplies)	1,000	47,600
BB&T Corp. (Banks)	1,650	62,238
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	425	76,385
Bed Bath & Beyond, Inc. (Specialty Retail)	300	12,933
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,825	552,598
Best Buy Co., Inc. (Specialty Retail)	550	20,999
Biogen, Inc.* (Biotechnology)	450	140,864
BlackRock, Inc. (Capital Markets)	250	90,615
BorgWarner, Inc. (Auto Components)	400	14,072
Boston Properties, Inc. (Real Estate Investment Trusts)	300	40,887
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,750	65,450
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,375	181,980
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	800	138,016
Brown-Forman Corp. - Class B (Beverages)	375	17,790
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	300	21,138
CA, Inc. (Software)	625	20,675
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	950	24,510

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Campbell Soup Co. (Food Products)	400	$21,880
Capital One Financial Corp. (Consumer Finance)	1,025	73,626
Cardinal Health, Inc. (Health Care Providers & Services)	650	50,505
CarMax, Inc.* (Specialty Retail)	375	20,006
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	875	42,718
Caterpillar, Inc. (Machinery)	1,175	104,304
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	600	16,788
CBS Corp. - Class B (Media)	825	45,161
Celgene Corp.* (Biotechnology)	1,575	164,635
Centene Corp.* (Health Care Providers & Services)	350	23,436
CenterPoint Energy, Inc. (Multi-Utilities)	875	20,326
CenturyLink, Inc. (Diversified Telecommunication Services)	1,100	30,173
Cerner Corp.* (Health Care Technology)	600	37,050
CF Industries Holdings, Inc. (Chemicals)	475	11,566
Charter Communications, Inc.* - Class A (Media)	450	121,486
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,325	8,308
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,800	391,095
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	50	21,175
Chubb, Ltd. (Insurance)	950	119,367
Church & Dwight Co., Inc. (Household Products)	525	25,158
Cigna Corp. (Health Care Providers & Services)	525	68,418
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	200	26,874
Cincinnati Financial Corp. (Insurance)	300	22,626
Cintas Corp. (Commercial Services & Supplies)	175	19,705
Cisco Systems, Inc. (Communications Equipment)	10,150	321,957
Citigroup, Inc. (Banks)	5,875	277,475
Citizens Financial Group, Inc. (Banks)	1,050	25,946
Citrix Systems, Inc.* (Software)	325	27,697
CME Group, Inc. (Capital Markets)	675	70,551
CMS Energy Corp. (Multi-Utilities)	575	24,156
Coach, Inc. (Textiles, Apparel & Luxury Goods)	575	21,022
Cognizant Technology Solutions Corp.* (IT Services)	1,225	58,445
Colgate-Palmolive Co. (Household Products)	1,800	133,452
Comcast Corp. - Class A (Media)	4,850	321,748
Comerica, Inc. (Banks)	350	16,562
ConAgra Foods, Inc. (Food Products)	850	40,044
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	275	37,771
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,500	108,675
Consolidated Edison, Inc. (Multi-Utilities)	625	47,063
Constellation Brands, Inc. - Class A (Beverages)	350	58,272
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,100	49,664
Costco Wholesale Corp. (Food & Staples Retailing)	875	133,446
Coty, Inc. (Personal Products)	150	3,525
Crown Castle International Corp. (Real Estate Investment Trusts)	675	63,591
CSRA, Inc. (IT Services)	300	8,070
CSX Corp. (Road & Rail)	1,900	57,950
Cummins, Inc. (Machinery)	325	41,649
CVS Health Corp. (Food & Staples Retailing)	2,150	191,329
D.R. Horton, Inc. (Household Durables)	675	20,385
Danaher Corp. (Health Care Equipment & Supplies)	1,225	96,028
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	250	15,330
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	325	21,473
Deere & Co. (Machinery)	575	49,076
Delphi Automotive PLC (Auto Components)	550	39,226
Delta Air Lines, Inc. (Airlines)	1,525	60,023
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	475	28,229
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,050	46,316
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	300	29,136
Discover Financial Services (Consumer Finance)	825	46,654
Discovery Communications, Inc.* - Class A (Media)	300	8,076
Discovery Communications, Inc.* - Class C (Media)	450	11,840
Dollar General Corp. (Multiline Retail)	525	36,745
Dollar Tree, Inc.* (Multiline Retail)	475	37,492
Dominion Resources, Inc. (Multi-Utilities)	1,275	94,693
Dover Corp. (Machinery)	325	23,933
Dr. Pepper Snapple Group, Inc. (Beverages)	375	34,241
DTE Energy Co. (Multi-Utilities)	350	32,785
Duke Energy Corp. (Electric Utilities)	1,400	112,055
E*TRADE Financial Corp.* (Capital Markets)	550	16,016
E.I. du Pont de Nemours & Co. (Chemicals)	1,775	118,871
Eastman Chemical Co. (Chemicals)	300	20,304
Eaton Corp. PLC (Electrical Equipment)	925	60,782
eBay, Inc.* (Internet Software & Services)	2,125	69,913
Ecolab, Inc. (Chemicals)	525	63,903
Edison International (Electric Utilities)	650	46,963
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	425	51,238
Electronic Arts, Inc.* (Software)	600	51,240
Eli Lilly & Co. (Pharmaceuticals)	1,950	156,507
Emerson Electric Co. (Electrical Equipment)	1,300	70,862
Endo International PLC* (Pharmaceuticals)	400	8,060
Entergy Corp. (Electric Utilities)	350	26,856
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,100	106,381
EQT Corp. (Oil, Gas & Consumable Fuels)	350	25,417
Equifax, Inc. (Professional Services)	250	33,645

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Equinix, Inc. (Real Estate Investment Trusts)	150	$54,038
Equity Residential (Real Estate Investment Trusts)	750	48,248
Essex Property Trust, Inc. (Real Estate Investment Trusts)	125	27,838
Eversource Energy (Electric Utilities)	650	35,217
Exelon Corp. (Electric Utilities)	1,875	62,419
Expedia, Inc. (Internet & Direct Marketing Retail)	250	29,180
Expeditors International of Washington, Inc. (Air Freight & Logistics)	375	19,320
Express Scripts Holding Co.* (Health Care Providers & Services)	1,275	89,925
Extra Space Storage, Inc. (Real Estate Investment Trusts)	250	19,853
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,375	730,969
F5 Networks, Inc.* (Communications Equipment)	125	15,580
Facebook, Inc.* - Class A (Internet Software & Services)	4,700	602,868
Fastenal Co. (Trading Companies & Distributors)	575	24,023
Federal Realty Investment Trust (Real Estate Investment Trusts)	150	23,090
FedEx Corp. (Air Freight & Logistics)	500	87,340
Fidelity National Information Services, Inc. (IT Services)	650	50,070
Fifth Third Bancorp (Banks)	1,550	31,713
First Horizon National Corp. (Banks)	1	9
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	150	5,924
FirstEnergy Corp. (Electric Utilities)	850	28,118
Fiserv, Inc.* (IT Services)	450	44,762
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	275	8,641
Flowserve Corp. (Machinery)	275	13,266
Fluor Corp. (Construction & Engineering)	275	14,113
FMC Corp. (Chemicals)	275	13,294
FMC Technologies, Inc.* (Energy Equipment & Services)	450	13,352
Foot Locker, Inc. (Specialty Retail)	275	18,623
Ford Motor Co. (Automobiles)	7,875	95,051
Fortive Corp. (Machinery)	600	30,540
Fortune Brands Home & Security, Inc. (Building Products)	300	17,430
Franklin Resources, Inc. (Capital Markets)	700	24,899
Freeport-McMoRan, Inc. (Metals & Mining)	2,475	26,879
Frontier Communications Corp. (Diversified Telecommunication Services)	2,375	9,880
Garmin, Ltd. (Household Durables)	225	10,825
General Dynamics Corp. (Aerospace & Defense)	575	89,217
General Electric Co. (Industrial Conglomerates)	18,100	536,122
General Growth Properties, Inc. (Real Estate Investment Trusts)	1,175	32,430
General Mills, Inc. (Food Products)	1,200	76,656
General Motors Co. (Automobiles)	2,875	91,339
Genuine Parts Co. (Distributors)	300	30,135
Gilead Sciences, Inc. (Biotechnology)	2,675	211,646
Global Payments, Inc. (IT Services)	300	23,028
H & R Block, Inc. (Diversified Consumer Services)	450	10,418
Halliburton Co. (Energy Equipment & Services)	1,750	78,540
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	775	19,569
Harley-Davidson, Inc. (Automobiles)	350	18,407
Harman International Industries, Inc. (Household Durables)	150	12,668
Harris Corp. (Communications Equipment)	250	22,903
Hartford Financial Services Group, Inc. (Insurance)	775	33,186
Hasbro, Inc. (Leisure Products)	225	17,849
HCA Holdings, Inc.* (Health Care Providers & Services)	600	45,378
HCP, Inc. (Real Estate Investment Trusts)	950	36,053
Helmerich & Payne, Inc. (Energy Equipment & Services)	225	15,143
Henry Schein, Inc.* (Health Care Providers & Services)	175	28,522
Hess Corp. (Oil, Gas & Consumable Fuels)	550	29,491
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,350	76,213
Hologic, Inc.* (Health Care Equipment & Supplies)	550	21,357
Honeywell International, Inc. (Industrial Conglomerates)	1,525	177,800
Hormel Foods Corp. (Food Products)	550	20,862
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,500	23,355
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,450	53,579
Humana, Inc. (Health Care Providers & Services)	300	53,067
Huntington Bancshares, Inc. (Banks)	2,200	21,692
Illinois Tool Works, Inc. (Machinery)	650	77,896
Illumina, Inc.* (Life Sciences Tools & Services)	300	54,498
Ingersoll-Rand PLC (Machinery)	525	35,669
Intel Corp. (Semiconductors & Semiconductor Equipment)	9,550	360,512
Intercontinental Exchange, Inc. (Capital Markets)	250	67,340
International Business Machines Corp. (IT Services)	1,750	277,987
International Flavors & Fragrances, Inc. (Chemicals)	150	21,446
International Paper Co. (Containers & Packaging)	825	39,583
Intuit, Inc. (Software)	500	55,005
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	75	54,362
Invesco, Ltd. (Capital Markets)	825	25,798
Iron Mountain, Inc. (Real Estate Investment Trusts)	500	18,765
J.B. Hunt Transport Services, Inc. (Road & Rail)	175	14,200
Jacobs Engineering Group, Inc.* (Construction & Engineering)	250	12,930
Johnson & Johnson (Pharmaceuticals)	5,525	652,667
Johnson Controls International PLC (Auto Components)	1,900	88,407
JPMorgan Chase & Co. (Banks)	7,300	486,106

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Juniper Networks, Inc. (Communications Equipment)	775	$18,647
Kansas City Southern (Road & Rail)	225	20,997
Kellogg Co. (Food Products)	500	38,735
KeyCorp (Banks)	2,175	26,470
Kimberly-Clark Corp. (Household Products)	725	91,452
Kimco Realty Corp. (Real Estate Investment Trusts)	850	24,608
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,875	89,629
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	325	22,656
Kohl’s Corp. (Multiline Retail)	375	16,406
L Brands, Inc. (Specialty Retail)	475	33,616
L-3 Communications Holdings, Inc. (Aerospace & Defense)	150	22,610
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	200	27,496
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	325	30,781
Legg Mason, Inc. (Capital Markets)	175	5,859
Leggett & Platt, Inc. (Household Durables)	275	12,535
Lennar Corp. - Class A (Household Durables)	375	15,878
Leucadia National Corp. (Diversified Financial Services)	650	12,376
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	600	27,828
Lincoln National Corp. (Insurance)	475	22,316
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	475	28,163
LKQ Corp.* (Distributors)	625	22,163
Lockheed Martin Corp. (Aerospace & Defense)	500	119,860
Loews Corp. (Insurance)	550	22,633
Lowe’s Cos., Inc. (Specialty Retail)	1,775	128,172
LyondellBasell Industries N.V. - Class A (Chemicals)	700	56,462
M&T Bank Corp. (Banks)	325	37,733
Macy’s, Inc. (Multiline Retail)	625	23,156
Mallinckrodt PLC* (Pharmaceuticals)	225	15,701
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,700	26,877
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,075	43,634
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	651	43,821
Marsh & McLennan Cos., Inc. (Insurance)	1,050	70,613
Martin Marietta Materials, Inc. (Construction Materials)	125	22,389
Masco Corp. (Building Products)	675	23,159
MasterCard, Inc. - Class A (IT Services)	1,925	195,906
Mattel, Inc. (Leisure Products)	700	21,196
McCormick & Co., Inc. (Food Products)	225	22,482
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,725	198,995
McKesson Corp. (Health Care Providers & Services)	450	75,038
Mead Johnson Nutrition Co. - Class A (Food Products)	375	29,629
Medtronic PLC (Health Care Equipment & Supplies)	2,800	241,920
Merck & Co., Inc. (Pharmaceuticals)	5,575	347,936
MetLife, Inc. (Insurance)	2,225	98,856
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	50	20,992
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	350	16,377
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	425	26,410
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,100	37,338
Microsoft Corp. (Software)	15,750	907,199
Mohawk Industries, Inc.* (Household Durables)	125	25,042
Molson Coors Brewing Co. - Class B (Beverages)	375	41,175
Mondelez International, Inc. - Class A (Food Products)	3,150	138,284
Monsanto Co. (Chemicals)	875	89,425
Monster Beverage Corp.* (Beverages)	275	40,373
Moody’s Corp. (Capital Markets)	350	37,898
Morgan Stanley (Capital Markets)	2,975	95,378
Motorola Solutions, Inc. (Communications Equipment)	325	24,791
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	325	9,880
Mylan N.V.* (Pharmaceuticals)	925	35,261
National Oilwell Varco, Inc. (Energy Equipment & Services)	775	28,474
Navient Corp. (Consumer Finance)	650	9,406
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	575	20,597
Netflix, Inc.* (Internet & Direct Marketing Retail)	875	86,231
Newell Rubbermaid, Inc. (Household Durables)	975	51,343
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	400	17,384
Newmont Mining Corp. (Metals & Mining)	1,075	42,236
News Corp. - Class A (Media)	775	10,835
News Corp. - Class B (Media)	250	3,555
NextEra Energy, Inc. (Electric Utilities)	950	116,203
Nielsen Holdings PLC (Professional Services)	675	36,159
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,725	143,470
NiSource, Inc. (Multi-Utilities)	650	15,672
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	875	31,273
Nordstrom, Inc. (Multiline Retail)	225	11,673
Norfolk Southern Corp. (Road & Rail)	600	58,236
Northern Trust Corp. (Capital Markets)	425	28,896
Northrop Grumman Corp. (Aerospace & Defense)	350	74,883
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	625	7,006
Nucor Corp. (Metals & Mining)	650	32,143
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,075	73,659
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,550	113,026
Omnicom Group, Inc. (Media)	475	40,375
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	425	21,841
Oracle Corp. (Software)	6,075	238,625

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
O’Reilly Automotive, Inc.* (Specialty Retail)	200	$56,022
Owens-Illinois, Inc.* (Containers & Packaging)	325	5,977
PACCAR, Inc. (Machinery)	700	41,146
Parker-Hannifin Corp. (Machinery)	275	34,521
Patterson Cos., Inc. (Health Care Providers & Services)	175	8,040
Paychex, Inc. (IT Services)	650	37,616
PayPal Holdings, Inc.* (IT Services)	2,275	93,207
Pentair PLC (Machinery)	325	20,878
People’s United Financial, Inc. (Banks)	625	9,888
PepsiCo, Inc. (Beverages)	2,900	315,433
PerkinElmer, Inc. (Life Sciences Tools & Services)	225	12,625
Perrigo Co. PLC (Pharmaceuticals)	300	27,699
Pfizer, Inc. (Pharmaceuticals)	12,250	414,908
PG&E Corp. (Electric Utilities)	1,000	61,170
Philip Morris International, Inc. (Tobacco)	3,125	303,812
Phillips 66 (Oil, Gas & Consumable Fuels)	900	72,495
Pinnacle West Capital Corp. (Electric Utilities)	225	17,098
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	350	64,978
Pitney Bowes, Inc. (Commercial Services & Supplies)	375	6,810
PNC Financial Services Group, Inc. (Banks)	1,000	90,090
PPG Industries, Inc. (Chemicals)	550	56,848
PPL Corp. (Electric Utilities)	1,375	47,534
Praxair, Inc. (Chemicals)	575	69,477
Principal Financial Group, Inc. (Insurance)	550	28,331
Prologis, Inc. (Real Estate Investment Trusts)	1,075	57,555
Prudential Financial, Inc. (Insurance)	875	71,443
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,025	42,917
Public Storage (Real Estate Investment Trusts)	300	66,941
PulteGroup, Inc. (Household Durables)	625	12,525
PVH Corp. (Textiles, Apparel & Luxury Goods)	150	16,575
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	250	13,935
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	2,975	203,787
Quanta Services, Inc.* (Construction & Engineering)	300	8,397
Quest Diagnostics, Inc. (Health Care Providers & Services)	275	23,273
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	125	12,643
Range Resources Corp. (Oil, Gas & Consumable Fuels)	375	14,531
Raytheon Co. (Aerospace & Defense)	600	81,678
Realty Income Corp. (Real Estate Investment Trusts)	525	35,138
Red Hat, Inc.* (Software)	375	30,311
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	150	60,303
Regions Financial Corp. (Banks)	2,525	24,922
Republic Services, Inc. - Class A (Commercial Services & Supplies)	475	23,964
Reynolds American, Inc. (Tobacco)	1,675	78,976
Robert Half International, Inc. (Professional Services)	275	10,412
Rockwell Automation, Inc. (Electrical Equipment)	250	30,585
Rockwell Collins, Inc. (Aerospace & Defense)	250	21,085
Roper Technologies, Inc. (Industrial Conglomerates)	200	36,494
Ross Stores, Inc. (Specialty Retail)	800	51,440
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	350	26,233
Ryder System, Inc. (Road & Rail)	100	6,595
S&P Global, Inc. (Capital Markets)	525	66,444
Salesforce.com, Inc.* (Software)	1,300	92,729
SCANA Corp. (Multi-Utilities)	300	21,711
Schlumberger, Ltd. (Energy Equipment & Services)	2,800	220,191
Scripps Networks Interactive, Inc. - Class A (Media)	200	12,698
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	600	23,130
Sealed Air Corp. (Containers & Packaging)	400	18,328
Sempra Energy (Multi-Utilities)	500	53,595
Signet Jewelers, Ltd. (Specialty Retail)	150	11,180
Simon Property Group, Inc. (Real Estate Investment Trusts)	625	129,380
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	375	28,553
SL Green Realty Corp. (Real Estate Investment Trusts)	200	21,620
Snap-on, Inc. (Machinery)	125	18,995
Southwest Airlines Co. (Airlines)	1,250	48,613
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,000	13,840
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,425	60,919
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	575	45,862
Stanley Black & Decker, Inc. (Machinery)	300	36,894
Staples, Inc. (Specialty Retail)	1,325	11,329
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,950	159,713
State Street Corp. (Capital Markets)	750	52,223
Stericycle, Inc.* (Commercial Services & Supplies)	175	14,025
Stryker Corp. (Health Care Equipment & Supplies)	625	72,756
SunTrust Banks, Inc. (Banks)	1,025	44,895
Symantec Corp. (Software)	1,250	31,375
Synchrony Financial (Consumer Finance)	1,600	44,800
Sysco Corp. (Food & Staples Retailing)	1,025	50,235
T. Rowe Price Group, Inc. (Capital Markets)	500	33,250
Target Corp. (Multiline Retail)	1,150	78,982
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	725	46,676
TEGNA, Inc. (Media)	425	9,291
Teradata Corp.* (IT Services)	275	8,525
Tesoro Corp. (Oil, Gas & Consumable Fuels)	250	19,890
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,025	142,114
Textron, Inc. (Aerospace & Defense)	550	21,863

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,325	$17,027
The Allstate Corp. (Insurance)	750	51,885
The Bank of New York Mellon Corp. (Capital Markets)	2,150	85,742
The Boeing Co. (Aerospace & Defense)	1,175	154,794
The Charles Schwab Corp. (Capital Markets)	2,425	76,557
The Clorox Co. (Household Products)	250	31,295
The Coca-Cola Co. (Beverages)	7,850	332,211
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	100	17,926
The Dow Chemical Co. (Chemicals)	2,275	117,913
The Dun & Bradstreet Corp. (Professional Services)	75	10,247
The Estee Lauder Cos., Inc. - Class A (Personal Products)	450	39,852
The Gap, Inc. (Specialty Retail)	450	10,008
The Goldman Sachs Group, Inc. (Capital Markets)	750	120,952
The Goodyear Tire & Rubber Co. (Auto Components)	525	16,958
The Hershey Co. (Food Products)	275	26,290
The Home Depot, Inc. (Specialty Retail)	2,500	321,699
The Interpublic Group of Cos., Inc. (Media)	800	17,880
The JM Smucker Co. - Class A (Food Products)	225	30,497
The Kraft Heinz Co. (Food Products)	1,200	107,411
The Kroger Co. (Food & Staples Retailing)	1,925	57,134
The Macerich Co. (Real Estate Investment Trusts)	250	20,218
The Mosaic Co. (Chemicals)	700	17,122
The NASDAQ OMX Group, Inc. (Capital Markets)	225	15,197
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	100	147,149
The Procter & Gamble Co. (Household Products)	5,400	484,650
The Progressive Corp. (Insurance)	1,175	37,013
The Sherwin-Williams Co. (Chemicals)	150	41,499
The Southern Co. (Electric Utilities)	1,975	101,317
The TJX Cos., Inc. (Specialty Retail)	1,325	99,084
The Travelers Cos., Inc. (Insurance)	575	65,866
The Walt Disney Co. (Media)	2,975	276,258
The Western Union Co. (IT Services)	975	20,300
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,375	42,254
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	800	127,247
Tiffany & Co. (Specialty Retail)	225	16,342
Time Warner, Inc. (Media)	1,575	125,385
Torchmark Corp. (Insurance)	225	14,375
Total System Services, Inc. (IT Services)	325	15,324
Tractor Supply Co. (Specialty Retail)	275	18,521
TransDigm Group, Inc.* (Aerospace & Defense)	100	28,912
Transocean, Ltd.* (Energy Equipment & Services)	700	7,462
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	225	14,216
Twenty-First Century Fox, Inc. - Class A (Media)	2,150	52,072
Twenty-First Century Fox, Inc. - Class B (Media)	975	24,122
Tyson Foods, Inc. - Class A (Food Products)	600	44,802
U.S. Bancorp (Banks)	3,250	139,393
UDR, Inc. (Real Estate Investment Trusts)	550	19,795
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	125	29,748
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	375	14,505
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	375	12,698
Union Pacific Corp. (Road & Rail)	1,675	163,362
United Continental Holdings, Inc.* (Airlines)	600	31,482
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,400	153,104
United Rentals, Inc.* (Trading Companies & Distributors)	175	13,736
United Technologies Corp. (Aerospace & Defense)	1,575	160,019
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,925	269,499
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	175	21,564
Unum Group (Insurance)	475	16,772
Urban Outfitters, Inc.* (Specialty Retail)	175	6,041
V.F. Corp. (Textiles, Apparel & Luxury Goods)	675	37,833
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	925	49,025
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	200	19,906
Ventas, Inc. (Real Estate Investment Trusts)	700	49,441
VeriSign, Inc.* (Internet Software & Services)	200	15,648
Verisk Analytics, Inc.* - Class A (Professional Services)	325	26,416
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,225	427,536
Vertex Pharmaceuticals, Inc.* (Biotechnology)	500	43,605
Viacom, Inc. - Class B (Media)	700	26,670
Visa, Inc. - Class A (IT Services)	3,800	314,259
Vornado Realty Trust (Real Estate Investment Trusts)	350	35,424
Vulcan Materials Co. (Construction Materials)	275	31,276
W.W. Grainger, Inc. (Trading Companies & Distributors)	100	22,484
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,725	139,070
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,050	219,965
Waste Management, Inc. (Commercial Services & Supplies)	825	52,601
Waters Corp.* (Life Sciences Tools & Services)	175	27,736
WEC Energy Group, Inc. (Multi-Utilities)	625	37,425
Wells Fargo & Co. (Banks)	9,175	406,268
Welltower, Inc. (Real Estate Investment Trusts)	725	54,207
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	575	33,620

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
WestRock Co. (Containers & Packaging)	500	$24,240
Weyerhaeuser Co. (Real Estate Investment Trusts)	1,500	47,910
Whirlpool Corp. (Household Durables)	150	24,323
Whole Foods Market, Inc. (Food & Staples Retailing)	650	18,428
Willis Towers Watson PLC (Insurance)	250	33,193
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	225	15,149
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	150	14,613
Xcel Energy, Inc. (Electric Utilities)	1,025	42,169
Xerox Corp. (IT Services)	1,725	17,474
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	500	27,170
XL Group, Ltd. (Insurance)	550	18,497
Xylem, Inc. (Machinery)	350	18,358
Yahoo!, Inc.* (Internet Software & Services)	1,775	76,503
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	750	68,108
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	400	52,008
Zions Bancorp (Banks)	425	13,184
Zoetis, Inc. (Pharmaceuticals)	1,000	52,010
TOTAL COMMON STOCKS (Cost $12,016,162)		37,837,156

	Principal Amount	Value
Repurchase Agreements(a)(b)(47.4%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $32,524,066	$32,523,000	$32,523,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,523,000)		32,523,000

TOTAL INVESTMENT SECURITIES (Cost $44,539,162) - 102.6%		70,360,156
Net other assets (liabilities) - (2.6)%		(1,801,419)

NET ASSETS - 100.0%		$68,558,737

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $2,320,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	145	12/19/16	$15,663,625	$(128,000)

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	10/27/16	0.85%	$11,733,528	$22,554
S&P 500	UBS AG	10/27/16	0.55%	3,559,962	16,757
				$15,293,490	$39,311

^	Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP Bull invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$774,921	1.1%
Air Freight & Logistics	280,902	0.4%
Airlines	195,939	0.3%
Auto Components	158,663	0.2%
Automobiles	204,797	0.3%
Banks	2,036,973	3.0%
Beverages	839,495	1.3%
Biotechnology	1,134,541	1.7%
Building Products	54,371	0.1%
Capital Markets	960,510	1.4%
Chemicals	781,260	1.1%
Commercial Services & Supplies	117,105	0.2%
Communications Equipment	403,878	0.6%
Construction & Engineering	35,440	0.1%
Construction Materials	53,665	0.1%
Consumer Finance	275,348	0.4%
Containers & Packaging	130,424	0.2%
Distributors	52,298	0.1%
Diversified Consumer Services	10,418	NM
Diversified Financial Services	564,974	0.8%
Diversified Telecommunication Services	999,996	1.5%
Electric Utilities	778,568	1.2%
Electrical Equipment	211,385	0.3%
Electronic Equipment, Instruments & Components	145,556	0.2%
Energy Equipment & Services	407,323	0.6%
Food & Staples Retailing	809,607	1.2%
Food Products	647,122	0.9%
Health Care Equipment & Supplies	1,050,482	1.5%
Health Care Providers & Services	982,529	1.4%
Health Care Technology	37,050	0.1%
Hotels, Restaurants & Leisure	605,855	0.9%
Household Durables	185,524	0.3%
Household Products	766,007	1.1%
Independent Power & Renewable Electricity Producers	24,033	NM
Industrial Conglomerates	966,298	1.3%
Insurance	996,304	1.5%
Internet & Direct Marketing Retail	946,624	1.4%
Internet Software & Services	1,732,288	2.4%
IT Services	1,426,087	2.1%
Leisure Products	39,045	0.1%
Life Sciences Tools & Services	273,707	0.4%
Machinery	547,125	0.8%
Media	1,107,452	1.5%
Metals & Mining	128,129	0.2%
Multiline Retail	204,454	0.3%
Multi-Utilities	414,933	0.6%
Oil, Gas & Consumable Fuels	2,341,726	3.4%
Personal Products	43,377	0.1%
Pharmaceuticals	2,076,977	3.0%
Professional Services	116,879	0.2%
Real Estate Investment Trusts	1,139,678	1.7%
Real Estate Management & Development	16,788	NM
Road & Rail	321,340	0.5%
Semiconductors & Semiconductor Equipment	1,244,875	1.8%
Software	1,653,241	2.4%
Specialty Retail	932,637	1.4%
Technology Hardware, Storage & Peripherals	1,436,557	2.1%
Textiles, Apparel & Luxury Goods	294,692	0.4%
Tobacco	632,547	0.9%
Trading Companies & Distributors	60,243	0.1%
Water Utilities	26,194	NM
Other**	30,721,581	44.8%
Total	$68,558,737	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(100.4%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $20,980,687	$20,980,000	$20,980,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,980,000)		20,980,000

TOTAL INVESTMENT SECURITIES (Cost $20,980,000) - 100.4%		20,980,000
Net other assets (liabilities) - (0.4)%		(93,337)

NET ASSETS - 100.0%		$20,886,663

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $2,685,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	27	12/19/16	$4,182,300	$(78,375)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	10/27/16	0.90%	$4,549,343	$25,739
S&P MidCap 400	UBS AG	10/27/16	0.75%	12,124,348	69,772
				$16,673,691	$95,511

^	Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (30.4%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	150	$1,376
2U, Inc.* (Internet Software & Services)	125	4,786
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	350	6,282
8x8, Inc.* (Software)	300	4,629
A. Schulman, Inc. (Chemicals)	100	2,912
A10 Networks, Inc.* (Software)	225	2,405
AAON, Inc. (Building Products)	125	3,603
AAR Corp. (Aerospace & Defense)	125	3,915
Aaron’s, Inc. (Specialty Retail)	225	5,719
Abercrombie & Fitch Co. - Class A (Specialty Retail)	225	3,575
ABM Industries, Inc. (Commercial Services & Supplies)	175	6,947
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	875	1,479
Acacia Research Corp. (Professional Services)	275	1,793
Acadia Realty Trust (Real Estate Investment Trusts)	225	8,154
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	100	2,726
Acceleron Pharma, Inc.* (Biotechnology)	100	3,619
ACCO Brands Corp.* (Commercial Services & Supplies)	350	3,374
Accuray, Inc.* (Health Care Equipment & Supplies)	350	2,230
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	325	1,264
Aceto Corp. (Health Care Providers & Services)	100	1,899
Achillion Pharmaceuticals, Inc.* (Biotechnology)	400	3,240
ACI Worldwide, Inc.* (Software)	350	6,783
Acorda Therapeutics, Inc.* (Biotechnology)	150	3,132
Actua Corp.* (Internet Software & Services)	175	2,266
Actuant Corp. - Class A (Machinery)	200	4,648
Acxiom Corp.* (IT Services)	250	6,663
ADTRAN, Inc. (Communications Equipment)	175	3,350
Aduro Biotech, Inc.* (Biotechnology)	150	1,865
Advanced Drainage Systems, Inc. (Building Products)	125	3,008
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	125	5,915
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,975	13,646
Advaxis, Inc.* (Biotechnology)	175	1,871
Adverum Biotechnologies, Inc.* (Biotechnology)	250	1,028
Aegion Corp.* (Construction & Engineering)	125	2,384
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	100	3,774
Aerohive Networks, Inc.* (Communications Equipment)	150	914
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	200	3,516
AG Mortgage Investment Trust, Inc. (Real Estate Investment Trusts)	125	1,969
Agenus, Inc.* (Biotechnology)	350	2,513
Agree Realty Corp. (Real Estate Investment Trusts)	75	3,708
AgroFresh Solutions, Inc.* (Chemicals)	175	926
Aimmune Therapeutics, Inc.* (Biotechnology)	125	1,875
Air Methods Corp.* (Health Care Providers & Services)	125	3,936
Air Transport Services Group, Inc.* (Air Freight & Logistics)	200	2,870
Aircastle, Ltd. (Trading Companies & Distributors)	175	3,476
AK Steel Holding Corp.* (Metals & Mining)	800	3,864
Akebia Therapeutics, Inc.* (Biotechnology)	175	1,584
Albany International Corp. - Class A (Machinery)	100	4,238
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	125	2,064
Alder Biopharmaceuticals, Inc.* (Biotechnology)	150	4,916
Alexander & Baldwin, Inc. (Real Estate Management & Development)	150	5,763
Allegheny Technologies, Inc. (Metals & Mining)	350	6,324
ALLETE, Inc. (Electric Utilities)	150	8,943
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	175	1,411
Altisource Residential Corp. (Real Estate Investment Trusts)	225	2,453
Altra Industrial Motion Corp. (Machinery)	100	2,897
AMAG Pharmaceuticals, Inc.* (Biotechnology)	125	3,064
Ambac Financial Group, Inc.* (Insurance)	175	3,218
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	100	7,361
Amedisys, Inc.* (Health Care Providers & Services)	100	4,744
American Assets Trust, Inc. (Real Estate Investment Trusts)	125	5,423
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	250	4,305
American Capital Mortgage Investment Corp. (Real Estate Investment Trusts)	175	3,008
American Eagle Outfitters, Inc. (Specialty Retail)	525	9,376
American Equity Investment Life Holding Co. (Insurance)	275	4,876
American Software, Inc. - Class A (Software)	125	1,388
American States Water Co. (Water Utilities)	125	5,006
American Vanguard Corp. (Chemicals)	125	2,008
Ameris Bancorp (Banks)	125	4,369
Amicus Therapeutics, Inc.* (Biotechnology)	475	3,515
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	375	3,645

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	150	$4,781
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	150	2,846
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	300	222
Amplify Snack Brands, Inc.* (Food Products)	125	2,025
Anavex Life Sciences Corp.* (Biotechnology)	225	817
Angie’s List, Inc.* (Internet Software & Services)	200	1,982
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	125	2,193
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	100	6,450
Anthera Pharmaceuticals, Inc.* (Biotechnology)	300	945
Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)	400	1,968
Apogee Enterprises, Inc. (Building Products)	100	4,469
Apollo Commercial Real Estate Finance, Inc. (Real Estate Investment Trusts)	200	3,274
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	300	2,385
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	125	5,843
Applied Micro Circuits Corp.* (Semiconductors & Semiconductor Equipment)	300	2,085
Aptevo Therapeutics, Inc.* (Biotechnology)	50	128
Aratana Therapeutics, Inc.* (Pharmaceuticals)	200	1,872
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	275	1,029
ArcBest Corp. (Road & Rail)	100	1,902
Archrock, Inc. (Energy Equipment & Services)	275	3,597
Ardelyx, Inc.* (Biotechnology)	150	1,941
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,025	1,794
Ares Commercial Real Estate Corp. (Real Estate Investment Trusts)	125	1,575
Argo Group International Holdings, Ltd. (Insurance)	100	5,642
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	575	7,871
Arlington Asset Investment Corp. - Class A (Capital Markets)	100	1,479
Armada Hoffler Properties, Inc. (Real Estate Investment Trusts)	125	1,675
ARMOUR Residential REIT, Inc. (Real Estate Investment Trusts)	125	2,818
Armstrong Flooring, Inc.* (Building Products)	100	1,888
Array BioPharma, Inc.* (Biotechnology)	600	4,050
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	275	2,021
Ascena Retail Group, Inc.* (Specialty Retail)	575	3,214
Ashford Hospitality Prime, Inc. (Real Estate Investment Trusts)	125	1,763
Ashford Hospitality Trust, Inc. (Real Estate Investment Trusts)	325	1,914
Aspen Technology, Inc.* (Software)	250	11,697
Asterias Biotherapeutics, Inc.* (Biotechnology)	275	1,166
Astoria Financial Corp. (Thrifts & Mortgage Finance)	300	4,380
Atara Biotherapeutics, Inc.* (Biotechnology)	100	2,139
Athersys, Inc.* (Biotechnology)	525	1,118
Atlantic Power Corp. (Independent Power & Renewable Electricity Producers)	600	1,482
Atlantica Yield PLC (Independent Power & Renewable Electricity Producers)	200	3,802
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	75	3,212
AtriCure, Inc.* (Health Care Equipment & Supplies)	125	1,978
Atwood Oceanics, Inc. (Energy Equipment & Services)	225	1,955
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	200	1,588
Avista Corp. (Multi-Utilities)	200	8,358
Avon Products, Inc. (Personal Products)	1,400	7,924
AVX Corp. (Electronic Equipment, Instruments & Components)	175	2,413
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	125	1,660
AxoGen, Inc.* (Health Care Equipment & Supplies)	150	1,355
Axovant Sciences, Ltd.* (Biotechnology)	125	1,750
AZZ, Inc. (Electrical Equipment)	75	4,895
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	200	4,480
B&G Foods, Inc. - Class A (Food Products)	200	9,837
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	150	2,475
Balchem Corp. (Chemicals)	100	7,753
Banc of California, Inc. (Banks)	175	3,056
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	100	2,818
BancorpSouth, Inc. (Banks)	275	6,380
Bank Mutual Corp. (Thrifts & Mortgage Finance)	200	1,536
Bank of the Ozarks, Inc. (Banks)	250	9,599
Bankrate, Inc.* (Internet Software & Services)	200	1,696
Banner Corp. (Banks)	100	4,374
Barnes & Noble Education, Inc.* (Specialty Retail)	175	1,675
Barnes & Noble, Inc. (Specialty Retail)	225	2,543
Barnes Group, Inc. (Machinery)	150	6,083
Barracuda Networks, Inc.* (Software)	100	2,548
Bazaarvoice, Inc.* (Internet Software & Services)	400	2,364
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	175	7,361
Beazer Homes USA, Inc.* (Household Durables)	175	2,041
Belden, Inc. (Electronic Equipment, Instruments & Components)	125	8,623
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	300	3,813

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	175		$4,366
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	250		3,678
Berkshire Hills Bancorp, Inc. (Banks)	100		2,771
BGC Partners, Inc. - Class A (Capital Markets)	675		5,906
Big Lots, Inc. (Multiline Retail)	150		7,162
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	225		1,251
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	425		1,874
Bio-Path Holdings, Inc.* (Pharmaceuticals)	500		700
BioScrip, Inc.* (Health Care Providers & Services)	400		1,156
Biostage, Inc.* (Biotechnology)	—	(a)	—	(b)
BioTelemetry, Inc.* (Health Care Providers & Services)	125		2,321
BioTime, Inc.* (Biotechnology)	425		1,658
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	75		2,666
Black Hills Corp. (Multi-Utilities)	150		9,183
Blackbaud, Inc. (Software)	150		9,950
Blackhawk Network Holdings, Inc.* (IT Services)	175		5,280
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	350		6,033
Blucora, Inc.* (Internet Software & Services)	175		1,960
Blue Hills Bancorp, Inc. (Banks)	100		1,502
Bluebird Bio, Inc.* (Biotechnology)	125		8,472
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	200		3,546
BNC Bancorp (Banks)	125		3,040
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	175		1,799
Boise Cascade Co.* (Paper & Forest Products)	150		3,810
Boston Private Financial Holdings, Inc. (Banks)	275		3,528
Bottomline Technologies, Inc.* (Software)	150		3,497
Box, Inc.* - Class A (Internet Software & Services)	200		3,152
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	275		5,440
Brady Corp. - Class A (Commercial Services & Supplies)	150		5,192
Briggs & Stratton Corp. (Machinery)	150		2,798
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	125		8,360
Brightcove, Inc.* (Internet Software & Services)	150		1,958
Bristow Group, Inc. (Energy Equipment & Services)	150		2,103
BroadSoft, Inc.* (Software)	100		4,655
Brookline Bancorp, Inc. (Banks)	250		3,048
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	250		3,403
Builders FirstSource, Inc.* (Building Products)	300		3,453
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	75		3,968
CACI International, Inc.* - Class A (IT Services)	75		7,568
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	200		2,484
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	225		1,676
Caesarstone, Ltd.* (Building Products)	75		2,828
CalAmp Corp.* (Communications Equipment)	150		2,093
Caleres, Inc. (Specialty Retail)	150		3,794
Calgon Carbon Corp. (Chemicals)	175		2,655
California Resources Corp.* (Oil, Gas & Consumable Fuels)	125		1,563
California Water Service Group (Water Utilities)	150		4,814
Calix, Inc.* (Communications Equipment)	200		1,470
Callaway Golf Co. (Leisure Products)	325		3,773
Callidus Software, Inc.* (Software)	200		3,670
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	400		6,280
Cal-Maine Foods, Inc. (Food Products)	100		3,854
Cambrex Corp.* (Life Sciences Tools & Services)	100		4,446
Cantel Medical Corp. (Health Care Equipment & Supplies)	100		7,797
Capital Senior Living Corp.* (Health Care Providers & Services)	125		2,100
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	400		5,628
Capstead Mortgage Corp. (Real Estate Investment Trusts)	325		3,065
Cardinal Financial Corp. (Banks)	125		3,261
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	125		2,968
Cardtronics PLC* - Class A (IT Services)	150		6,690
Career Education Corp.* (Diversified Consumer Services)	300		2,037
CareTrust REIT, Inc. (Real Estate Investment Trusts)	200		2,956
Carmike Cinemas, Inc.* (Media)	100		3,269
Carpenter Technology Corp. (Metals & Mining)	150		6,189
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	175		7,108
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	150		1,982
Cascade Bancorp* (Banks)	200		1,212
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	175		1,803
Castlight Health, Inc.* - Class B (Health Care Technology)	250		1,040
Catalent, Inc.* (Pharmaceuticals)	300		7,751
CatchMark Timber Trust, Inc. - Class A (Real Estate Investment Trusts)	150		1,754
Cathay General Bancorp (Banks)	225		6,926
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	200		11,639
CBIZ, Inc.* (Professional Services)	200		2,238
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	550		6,677
CEB, Inc. (Professional Services)	100		5,447
CECO Environmental Corp. (Commercial Services & Supplies)	150		1,692

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	325	$2,340
Celadon Group, Inc. (Road & Rail)	125	1,093
Celldex Therapeutics, Inc.* (Biotechnology)	400	1,616
Cempra, Inc.* (Pharmaceuticals)	150	3,630
CenterState Banks, Inc. (Banks)	175	3,103
Central European Media Enterprises, Ltd.* - Class A (Media)	475	1,097
Central Garden & Pet Co.* - Class A (Household Products)	125	3,100
Central Pacific Financial Corp. (Banks)	100	2,519
Century Aluminum Co.* (Metals & Mining)	225	1,564
Cepheid, Inc.* (Biotechnology)	225	11,854
Cerus Corp.* (Health Care Equipment & Supplies)	375	2,329
ChannelAdvisor Corp.* (Internet Software & Services)	100	1,293
Chart Industries, Inc.* (Machinery)	100	3,283
Chatham Lodging Trust (Real Estate Investment Trusts)	125	2,406
Chegg, Inc.* (Diversified Consumer Services)	350	2,482
Chemical Financial Corp. (Banks)	200	8,825
Chemtura Corp.* (Chemicals)	200	6,562
Chesapeake Lodging Trust (Real Estate Investment Trusts)	200	4,580
Chico’s FAS, Inc. (Specialty Retail)	425	5,058
Chimerix, Inc.* (Biotechnology)	275	1,524
ChromaDex Corp.* (Life Sciences Tools & Services)	275	820
Ciena Corp.* (Communications Equipment)	425	9,264
Cimpress N.V.* (Internet Software & Services)	75	7,588
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	725	2,958
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	200	10,629
Citizens, Inc.* (Insurance)	200	1,872
CLARCOR, Inc. (Machinery)	150	9,749
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	425	1,900
Cliffs Natural Resources, Inc.* (Metals & Mining)	625	3,656
Clovis Oncology, Inc.* (Biotechnology)	125	4,506
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	225	3,256
CNO Financial Group, Inc. (Insurance)	550	8,398
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,475	1,829
CoBiz Financial, Inc. (Banks)	150	1,997
Codexis, Inc.* (Chemicals)	225	999
Coeur Mining, Inc.* (Metals & Mining)	500	5,915
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	125	4,600
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	75	8,291
Coherus Biosciences, Inc.* (Biotechnology)	125	3,348
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	125	1,468
Colony Capital, Inc. - Class A (Real Estate Investment Trusts)	350	6,380
Colony Starwood Homes (Real Estate Investment Trusts)	200	5,740
Columbia Banking System, Inc. (Banks)	175	5,726
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	75	4,256
Comfort Systems USA, Inc. (Construction & Engineering)	125	3,664
Commercial Metals Co. (Metals & Mining)	350	5,667
Community Bank System, Inc. (Banks)	125	6,014
Community Health Systems, Inc.* (Health Care Providers & Services)	350	4,039
CommVault Systems, Inc.* (Software)	125	6,641
comScore, Inc.* (Internet Software & Services)	150	4,599
ConforMIS, Inc.* (Health Care Equipment & Supplies)	200	1,984
CONMED Corp. (Health Care Equipment & Supplies)	100	4,006
ConnectOne Bancorp, Inc. (Banks)	125	2,258
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	175	4,416
Continental Building Products, Inc.* (Building Products)	125	2,624
Convergys Corp. (IT Services)	275	8,365
Cooper Tire & Rubber Co. (Auto Components)	175	6,654
Corcept Therapeutics, Inc.* (Pharmaceuticals)	325	2,113
Core-Mark Holding Co., Inc. (Distributors)	150	5,370
CoreSite Realty Corp. (Real Estate Investment Trusts)	100	7,404
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	575	638
Cornerstone OnDemand, Inc.* (Internet Software & Services)	150	6,892
Costamare, Inc. (Marine)	125	1,143
Cousins Properties, Inc. (Real Estate Investment Trusts)	650	6,786
Cowen Group, Inc.* - Class A (Capital Markets)	475	1,724
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	125	2,943
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	250	2,075
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	125	1,473
CryoLife, Inc. (Health Care Equipment & Supplies)	150	2,636
CSG Systems International, Inc. (IT Services)	100	4,133
CTS Corp. (Electronic Equipment, Instruments & Components)	125	2,325
Cubic Corp. (Aerospace & Defense)	75	3,511
Curis, Inc.* (Biotechnology)	700	1,827
Curtiss-Wright Corp. (Aerospace & Defense)	125	11,388
Customers Bancorp, Inc.* (Banks)	100	2,516
CVB Financial Corp. (Banks)	325	5,723
Cvent, Inc.* (Internet Software & Services)	100	3,171
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	75	3,821
CYS Investments, Inc. (Real Estate Investment Trusts)	500	4,360
Cytokinetics, Inc.* (Biotechnology)	175	1,607
CytRx Corp.* (Biotechnology)	450	265

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	200	$1,908
Dana Holding Corp. (Auto Components)	475	7,404
Darling Ingredients, Inc.* (Food Products)	500	6,755
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	125	4,898
Dean Foods Co. (Food Products)	300	4,920
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	100	5,955
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	100	1,347
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	125	1,490
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	225	3,890
Deluxe Corp. (Commercial Services & Supplies)	150	10,022
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,125	3,634
Denny’s Corp.* (Hotels, Restaurants & Leisure)	275	2,940
Depomed, Inc.* (Pharmaceuticals)	200	4,998
Destination XL Group, Inc.* (Specialty Retail)	225	974
DeVry Education Group, Inc. (Diversified Consumer Services)	200	4,612
DHI Group, Inc.* (Internet Software & Services)	225	1,775
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	375	1,571
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	625	5,688
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	200	4,958
Digi International, Inc.* (Communications Equipment)	125	1,425
DigitalGlobe, Inc.* (Aerospace & Defense)	200	5,500
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	125	2,095
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	150	3,201
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	150	4,202
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	150	900
Dorman Products, Inc.* (Auto Components)	75	4,793
Douglas Dynamics, Inc. (Machinery)	75	2,396
Drew Industries, Inc. (Auto Components)	75	7,352
DSW, Inc. - Class A (Specialty Retail)	225	4,608
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	225	9,280
Durect Corp.* (Pharmaceuticals)	850	1,182
Dycom Industries, Inc.* (Construction & Engineering)	100	8,177
Dynavax Technologies Corp.* (Biotechnology)	150	1,574
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	375	4,646
Dynex Capital, Inc. (Real Estate Investment Trusts)	225	1,670
Eagle Bancorp, Inc.* (Banks)	100	4,933
EarthLink Holdings Corp. (Internet Software & Services)	400	2,480
Easterly Government Properties, Inc. (Real Estate Investment Trusts)	100	1,908
EastGroup Properties, Inc. (Real Estate Investment Trusts)	100	7,356
Ebix, Inc. (Software)	75	4,264
Echo Global Logistics, Inc.* (Air Freight & Logistics)	100	2,306
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	275	905
Education Realty Trust, Inc. (Real Estate Investment Trusts)	200	8,627
Egalet Corp.* (Pharmaceuticals)	175	1,332
El Paso Electric Co. (Electric Utilities)	125	5,846
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	125	1,758
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	175	987
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	150	7,337
Ellie Mae, Inc.* (Software)	100	10,529
EMCOR Group, Inc. (Construction & Engineering)	175	10,433
EMCORE Corp. (Communications Equipment)	175	998
Emergent BioSolutions, Inc.* (Biotechnology)	100	3,153
Employers Holdings, Inc. (Insurance)	100	2,983
Encore Capital Group, Inc.* (Consumer Finance)	100	2,248
Endocyte, Inc.* (Pharmaceuticals)	275	850
Endologix, Inc.* (Health Care Equipment & Supplies)	275	3,520
Endurance International Group Holdings, Inc.* (Internet Software & Services)	225	1,969
Energy Recovery, Inc.* (Machinery)	175	2,797
EnerNOC, Inc.* (Software)	175	947
EnerSys (Electrical Equipment)	125	8,648
Ennis, Inc. (Commercial Services & Supplies)	100	1,685
Enova International, Inc.* (Consumer Finance)	150	1,452
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	450	7,839
Entercom Communications Corp. - Class A (Media)	125	1,618
Entravision Communications Corp. - Class A (Media)	275	2,098
Envestnet, Inc.* (Internet Software & Services)	125	4,556
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	225	1,145
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	200	876
EPAM Systems, Inc.* (IT Services)	150	10,396
Epizyme, Inc.* (Biotechnology)	175	1,722
Eros International PLC* (Media)	125	1,915
ESCO Technologies, Inc. (Machinery)	75	3,482
Essendant, Inc. (Commercial Services & Supplies)	125	2,565
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	250	6,653
Esterline Technologies Corp.* (Aerospace & Defense)	100	7,604

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ethan Allen Interiors, Inc. (Household Durables)	100	$3,127
Etsy, Inc.* (Internet & Direct Marketing Retail)	350	4,998
EverBank Financial Corp. (Thrifts & Mortgage Finance)	325	6,292
Evercore Partners, Inc. - Class A (Capital Markets)	125	6,439
EVERTEC, Inc. (IT Services)	225	3,776
Everyday Health, Inc.* (Internet Software & Services)	150	1,154
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	175	1,099
Exact Sciences Corp.* (Biotechnology)	325	6,034
Exar Corp.* (Semiconductors & Semiconductor Equipment)	200	1,862
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	850	910
Exelixis, Inc.* (Biotechnology)	725	9,272
ExlService Holdings, Inc.* (IT Services)	100	4,984
Exponent, Inc. (Professional Services)	75	3,830
Express, Inc.* (Specialty Retail)	250	2,948
Exterran Corp.* (Energy Equipment & Services)	150	2,352
Extreme Networks, Inc.* (Communications Equipment)	450	2,021
EZCORP, Inc.* - Class A (Consumer Finance)	225	2,489
F.N.B. Corp. (Banks)	650	7,995
Fabrinet* (Electronic Equipment, Instruments & Components)	125	5,574
Fair Isaac Corp. (Software)	100	12,458
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	275	2,332
Farmers National Banc Corp. (Banks)	125	1,348
FCB Financial Holdings, Inc.* - Class A (Banks)	100	3,843
Federal Signal Corp. (Machinery)	225	2,984
Federal-Mogul Holdings Corp.* (Auto Components)	150	1,442
FelCor Lodging Trust, Inc. (Real Estate Investment Trusts)	475	3,054
Ferro Corp.* (Chemicals)	275	3,798
Ferroglobe PLC (Metals & Mining)	250	2,258
FibroGen, Inc.* (Biotechnology)	175	3,623
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	100	2,400
Financial Engines, Inc. (Capital Markets)	175	5,199
Finisar Corp.* (Communications Equipment)	350	10,429
First BanCorp.* (Banks)	475	2,470
First Busey Corp. (Banks)	125	2,825
First Commonwealth Financial Corp. (Banks)	325	3,279
First Financial Bancorp (Banks)	200	4,368
First Financial Bankshares, Inc. (Banks)	200	7,288
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	350	9,876
First Merchants Corp. (Banks)	150	4,013
First Midwest Bancorp, Inc. (Banks)	250	4,840
First Potomac Realty Trust (Real Estate Investment Trusts)	225	2,059
FirstCash, Inc. (Consumer Finance)	100	4,708
Five Below, Inc.* (Specialty Retail)	175	7,050
Five Prime Therapeutics, Inc.* (Biotechnology)	100	5,249
Five9, Inc.* (Internet Software & Services)	150	2,352
Fleetmatics Group PLC* (Software)	125	7,498
Flotek Industries, Inc.* (Chemicals)	200	2,908
Fluidigm Corp.* (Life Sciences Tools & Services)	150	1,202
Flushing Financial Corp. (Banks)	100	2,372
FNFV Group* (Diversified Financial Services)	250	3,120
Forestar Group, Inc.* (Real Estate Management & Development)	150	1,757
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	225	2,441
Fortress Biotech, Inc.* (Biotechnology)	325	965
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	200	3,972
Forward Air Corp. (Air Freight & Logistics)	100	4,326
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	150	4,166
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	200	4,266
Fox Factory Holding Corp.* (Auto Components)	100	2,297
Francesca’s Holdings Corp.* (Specialty Retail)	175	2,700
Franklin Electric Co., Inc. (Machinery)	150	6,107
Franklin Street Properties Corp. (Real Estate Investment Trusts)	325	4,095
Fred’s, Inc. - Class A (Multiline Retail)	150	1,359
Fresh Del Monte Produce, Inc. (Food Products)	100	5,990
Freshpet, Inc.* (Food Products)	125	1,081
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	250	1,793
FTI Consulting, Inc.* (Professional Services)	125	5,569
FuelCell Energy, Inc.* (Electrical Equipment)	175	949
Fulton Financial Corp. (Banks)	525	7,623
FutureFuel Corp. (Chemicals)	125	1,410
GAIN Capital Holdings, Inc. (Capital Markets)	200	1,236
Galena Biopharma, Inc.* (Biotechnology)	775	271
Gannett Co., Inc. (Media)	375	4,365
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	175	2,546
GATX Corp. (Trading Companies & Distributors)	125	5,569
GCP Applied Technologies, Inc.* (Chemicals)	225	6,372
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	200	1,024
Generac Holdings, Inc.* (Electrical Equipment)	200	7,259
General Cable Corp. (Electrical Equipment)	175	2,622
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	125	1,719
Genesis Healthcare, Inc.* (Health Care Providers & Services)	450	1,202
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	175	2,065
Gentherm, Inc.* (Auto Components)	125	3,928

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Genworth Financial, Inc.* - Class A (Insurance)	1,625	$8,060
Geron Corp.* (Biotechnology)	650	1,469
Getty Realty Corp. (Real Estate Investment Trusts)	100	2,393
Gibraltar Industries, Inc.* (Building Products)	100	3,715
Gigamon, Inc.* (Software)	100	5,480
GigPeak, Inc.* (Semiconductors & Semiconductor Equipment)	400	940
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	125	3,644
Glacier Bancorp, Inc. (Banks)	250	7,130
Gladstone Commercial Corp. (Real Estate Investment Trusts)	100	1,863
Global Eagle Entertainment, Inc.* (Media)	225	1,870
Global Net Lease, Inc. (Real Estate Investment Trusts)	550	4,488
Globalstar, Inc.* (Diversified Telecommunication Services)	1,550	1,876
Globant SA* (Software)	100	4,212
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	225	5,078
Glu Mobile, Inc.* (Software)	550	1,232
GNC Holdings, Inc. - Class A (Specialty Retail)	225	4,595
Gogo, Inc.* (Internet Software & Services)	225	2,484
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	300	6,359
Gold Resource Corp. (Metals & Mining)	325	2,412
GoPro, Inc.* - Class A (Household Durables)	350	5,838
Government Properties Income Trust (Real Estate Investment Trusts)	225	5,090
Gramercy Property Trust, Inc. (Real Estate Investment Trusts)	1,275	12,290
Grand Canyon Education, Inc.* (Diversified Consumer Services)	150	6,059
Granite Construction, Inc. (Construction & Engineering)	125	6,218
Gray Television, Inc.* (Media)	225	2,331
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	300	1,050
Great Western Bancorp, Inc. (Banks)	175	5,831
Green Brick Partners, Inc.* (Household Durables)	150	1,239
Green Dot Corp.* - Class A (Consumer Finance)	150	3,459
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	125	3,275
Greenhill & Co., Inc. (Capital Markets)	100	2,357
Greenlight Capital Re, Ltd.* - Class A (Insurance)	125	2,555
Greif, Inc. - Class A (Containers & Packaging)	100	4,959
Griffon Corp. (Building Products)	125	2,126
GrubHub, Inc.* (Internet Software & Services)	250	10,747
GTT Communications, Inc.* (Internet Software & Services)	100	2,353
GUESS?, Inc. (Specialty Retail)	200	2,922
Guidance Software, Inc.* (Software)	150	894
H&E Equipment Services, Inc. (Trading Companies & Distributors)	125	2,095
H.B. Fuller Co. (Chemicals)	150	6,971
Haemonetics Corp.* (Health Care Equipment & Supplies)	175	6,337
Halozyme Therapeutics, Inc.* (Biotechnology)	375	4,530
Halyard Health, Inc.* (Health Care Equipment & Supplies)	150	5,199
Hancock Holding Co. (Banks)	250	8,107
Hanmi Financial Corp. (Banks)	125	3,293
Hannon Armstrong Sustainable, Inc. (Real Estate Investment Trusts)	125	2,921
Harmonic, Inc.* (Communications Equipment)	425	2,520
Harsco Corp. (Machinery)	325	3,227
Hawaiian Holdings, Inc.* (Airlines)	175	8,505
HC2 Holdings, Inc.* (Construction & Engineering)	225	1,226
Headwaters, Inc.* (Construction Materials)	250	4,230
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	325	11,069
Healthcare Services Group, Inc. (Commercial Services & Supplies)	225	8,905
HealthEquity, Inc.* (Health Care Providers & Services)	150	5,678
HealthSouth Corp. (Health Care Providers & Services)	275	11,156
HealthStream, Inc.* (Health Care Technology)	100	2,760
Healthways, Inc.* (Health Care Providers & Services)	150	3,969
Heartland Express, Inc. (Road & Rail)	175	3,304
Hecla Mining Co. (Metals & Mining)	1,200	6,839
Helen of Troy, Ltd.* (Household Durables)	75	6,462
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	375	3,049
Heritage Commerce Corp. (Banks)	125	1,368
Heritage Financial Corp. (Banks)	125	2,244
Heritage Insurance Holdings, Inc. (Insurance)	125	1,801
Heritage Oaks Bancorp (Banks)	150	1,230
Herman Miller, Inc. (Commercial Services & Supplies)	200	5,720
Heron Therapeutics, Inc.* (Biotechnology)	125	2,154
Hersha Hospitality Trust (Real Estate Investment Trusts)	150	2,703
HFF, Inc. - Class A (Real Estate Management & Development)	125	3,461
Hibbett Sports, Inc.* (Specialty Retail)	75	2,993
Hill International, Inc.* (Professional Services)	225	1,037
Hillenbrand, Inc. (Machinery)	175	5,537
Hilltop Holdings, Inc.* (Banks)	250	5,615
HMS Holdings Corp.* (Health Care Technology)	275	6,097
HNI Corp. (Commercial Services & Supplies)	150	5,970
Home BancShares, Inc. (Banks)	375	7,804
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	100	2,506
Hope Bancorp, Inc. (Banks)	250	4,343
Horace Mann Educators Corp. (Insurance)	125	4,581
Horizon Pharma PLC* (Pharmaceuticals)	500	9,064
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	150	825

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hortonworks, Inc.* (Internet Software & Services)	175	$1,461
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	400	5,364
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	700	1,183
HRG Group, Inc.* (Household Products)	375	5,888
HSN, Inc. (Internet & Direct Marketing Retail)	100	3,980
Hub Group, Inc.* - Class A (Air Freight & Logistics)	100	4,076
Hubspot, Inc.* (Software)	100	5,762
Hudson Pacific Properties, Inc. (Real Estate Investment Trusts)	250	8,217
IBERIABANK Corp. (Banks)	125	8,389
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	200	1,624
IDACORP, Inc. (Electric Utilities)	150	11,742
Idera Pharmaceuticals, Inc.* (Biotechnology)	650	1,664
Ignyta, Inc.* (Biotechnology)	200	1,258
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	200	4,866
IMAX Corp.* (Media)	200	5,793
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	175	1,428
ImmunoGen, Inc.* (Biotechnology)	425	1,139
Immunomedics, Inc.* (Biotechnology)	500	1,625
Impax Laboratories, Inc.* (Pharmaceuticals)	225	5,333
Imperva, Inc.* (Software)	100	5,371
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	125	5,572
inContact, Inc.* (Internet Software & Services)	200	2,796
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	200	1,050
Independence Realty Trust, Inc. (Real Estate Investment Trusts)	200	1,800
Independent Bank Corp. (Banks)	75	4,057
Infinera Corp.* (Communications Equipment)	450	4,064
Infinity Pharmaceuticals, Inc.* (Biotechnology)	600	936
Infoblox, Inc.* (Software)	200	5,274
Information Services Group, Inc.* (IT Services)	250	998
InfraREIT, Inc. (Real Estate Investment Trusts)	150	2,721
Ingevity Corp.* (Chemicals)	150	6,915
InnerWorkings, Inc.* (Commercial Services & Supplies)	175	1,649
Innospec, Inc. (Chemicals)	75	4,561
Innoviva, Inc.* (Pharmaceuticals)	275	3,022
Inovio Pharmaceuticals, Inc.* (Biotechnology)	250	2,330
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	125	5,439
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	125	4,069
Insmed, Inc.* (Biotechnology)	225	3,267
Insulet Corp.* (Health Care Equipment & Supplies)	175	7,164
Insys Therapeutics, Inc.* (Biotechnology)	125	1,474
Integer Holdings Corp.* (Health Care Equipment & Supplies)	100	2,169
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	100	8,254
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	400	9,240
Inteliquent, Inc. (Diversified Telecommunication Services)	125	2,018
Intelsat S.A.* (Diversified Telecommunication Services)	325	881
InterDigital, Inc. (Communications Equipment)	100	7,920
Interface, Inc. (Commercial Services & Supplies)	225	3,755
International Bancshares Corp. (Banks)	175	5,212
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	100	3,342
Intersect ENT, Inc.* (Pharmaceuticals)	125	1,980
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	425	9,320
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	350	6,010
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	125	1,905
Intralinks Holdings, Inc.* (Internet Software & Services)	200	2,012
Invacare Corp. (Health Care Equipment & Supplies)	150	1,676
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	325	2,412
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	350	5,330
Investment Technology Group, Inc. (Capital Markets)	125	2,143
Investors Bancorp, Inc. (Banks)	900	10,808
Investors Real Estate Trust (Real Estate Investment Trusts)	450	2,678
Invitae Corp.* (Biotechnology)	125	1,095
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	200	1,360
Iridium Communications, Inc.* (Diversified Telecommunication Services)	300	2,433
iRobot Corp.* (Household Durables)	100	4,398
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	425	6,748
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	100	2,228
iStar Financial, Inc.* (Real Estate Investment Trusts)	275	2,951
Itron, Inc.* (Electronic Equipment, Instruments & Components)	100	5,576
Ixia* (Communications Equipment)	250	3,125
IXYS Corp. (Semiconductors & Semiconductor Equipment)	125	1,506
j2 Global, Inc. (Internet Software & Services)	150	9,991
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	100	9,593
Janus Capital Group, Inc. (Capital Markets)	450	6,305
Jive Software, Inc.* (Software)	325	1,385
John Bean Technologies Corp. (Machinery)	100	7,055
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	225	801

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Joy Global, Inc. (Machinery)	300	$8,321
K12, Inc.* (Diversified Consumer Services)	150	2,153
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	100	1,778
Kaman Corp. - Class A (Trading Companies & Distributors)	100	4,392
KapStone Paper & Packaging Corp. (Paper & Forest Products)	275	5,203
Karyopharm Therapeutics, Inc.* (Biotechnology)	150	1,460
KB Home (Household Durables)	275	4,433
KCG Holdings, Inc.* - Class A (Capital Markets)	200	3,106
Kearny Financial Corp. (Thrifts & Mortgage Finance)	300	4,083
Kelly Services, Inc. - Class A (Professional Services)	125	2,403
Kemper Corp. (Insurance)	125	4,915
Kennametal, Inc. (Machinery)	250	7,254
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	275	6,201
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	325	1,726
Kforce, Inc. (Professional Services)	100	2,049
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	125	1,733
Kimball International, Inc. - Class B (Commercial Services & Supplies)	150	1,941
Kindred Healthcare, Inc. (Health Care Providers & Services)	300	3,066
Kite Pharma, Inc.* (Biotechnology)	125	6,982
Kite Realty Group Trust (Real Estate Investment Trusts)	250	6,930
KLX, Inc.* (Aerospace & Defense)	175	6,160
Knight Transportation, Inc. (Road & Rail)	225	6,454
Knoll, Inc. (Commercial Services & Supplies)	150	3,428
Knowles Corp.* (Electronic Equipment, Instruments & Components)	300	4,215
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	425	927
Korn/Ferry International (Professional Services)	200	4,200
Kraton Performance Polymers, Inc.* (Chemicals)	100	3,504
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	275	1,895
Kronos Worldwide, Inc. (Chemicals)	175	1,451
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	300	3,354
Ladder Capital Corp. (Real Estate Investment Trusts)	150	1,986
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	525	1,213
Lakeland Bancorp, Inc. (Banks)	150	2,106
Landec Corp.* (Food Products)	125	1,676
Lannett Co., Inc.* (Pharmaceuticals)	100	2,657
LaSalle Hotel Properties (Real Estate Investment Trusts)	325	7,758
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	450	2,921
La-Z-Boy, Inc. (Household Durables)	150	3,684
LegacyTexas Financial Group, Inc. (Banks)	150	4,745
LendingClub Corp.* (Consumer Finance)	1,050	6,489
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	175	3,162
Lexington Realty Trust (Real Estate Investment Trusts)	725	7,468
Liberty Braves Group* - Class C (Media)	125	2,173
Liberty Media Group* - Class A (Media)	100	2,865
Liberty Media Group* - Class C (Media)	175	4,925
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	225	4,916
LifeLock, Inc.* (Diversified Consumer Services)	275	4,653
Limelight Networks, Inc.* (Internet Software & Services)	625	1,169
Lion Biotechnologies, Inc.* (Biotechnology)	200	1,646
Lionbridge Technologies, Inc.* (IT Services)	300	1,500
Liquidity Services, Inc.* (Internet Software & Services)	150	1,686
Lithia Motors, Inc. - Class A (Specialty Retail)	75	7,163
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	75	9,660
LivePerson, Inc.* (Internet Software & Services)	250	2,103
LogMeIn, Inc. (Internet Software & Services)	75	6,779
Louisiana-Pacific Corp.* (Paper & Forest Products)	450	8,474
LSI Industries, Inc. (Electrical Equipment)	125	1,404
LTC Properties, Inc. (Real Estate Investment Trusts)	125	6,499
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	125	2,459
Lumentum Holdings, Inc.* (Communications Equipment)	175	7,310
Luminex Corp.* (Life Sciences Tools & Services)	150	3,408
M.D.C. Holdings, Inc. (Household Durables)	125	3,225
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	75	3,176
M/I Homes, Inc.* (Household Durables)	100	2,357
Macatawa Bank Corp. (Banks)	175	1,398
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	275	7,486
MacroGenics, Inc.* (Biotechnology)	125	3,739
Magellan Health, Inc.* (Health Care Providers & Services)	75	4,030
Maiden Holdings, Ltd. (Insurance)	225	2,855
MainSource Financial Group, Inc. (Banks)	100	2,495
MannKind Corp.* (Biotechnology)	1,425	884
ManTech International Corp. - Class A (IT Services)	75	2,827
Marchex, Inc.* - Class B (Internet Software & Services)	275	762
MarineMax, Inc.* (Specialty Retail)	100	2,095
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	75	5,499
Marten Transport, Ltd. (Road & Rail)	100	2,100
Masimo Corp.* (Health Care Equipment & Supplies)	125	7,435

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Masonite International Corp.* (Building Products)	100	$6,216
MasTec, Inc.* (Construction & Engineering)	225	6,692
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	250	6,085
Matrix Service Co.* (Energy Equipment & Services)	125	2,345
Matson, Inc. (Marine)	150	5,981
Matthews International Corp. - Class A (Commercial Services & Supplies)	100	6,076
MAXIMUS, Inc. (IT Services)	200	11,311
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	200	4,054
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	200	1,032
MB Financial, Inc. (Banks)	225	8,558
MBIA, Inc.* (Insurance)	450	3,506
McDermott International, Inc.* (Energy Equipment & Services)	800	4,008
McGrath RentCorp (Commercial Services & Supplies)	75	2,378
MDC Partners, Inc. - Class A (Media)	175	1,876
Medgenics, Inc.* (Biotechnology)	175	975
Media General, Inc.* (Media)	350	6,450
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	725	10,707
MediciNova, Inc.* (Biotechnology)	175	1,311
Medidata Solutions, Inc.* (Health Care Technology)	175	9,757
MeetMe, Inc.* (Internet Software & Services)	250	1,550
Mentor Graphics Corp. (Software)	325	8,593
Mercury Systems, Inc.* (Aerospace & Defense)	125	3,071
Meredith Corp. (Media)	125	6,498
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	175	2,725
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	150	2,894
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	150	3,644
Meritage Homes Corp.* (Household Durables)	125	4,338
Meritor, Inc.* (Machinery)	325	3,617
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	450	2,858
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	125	4,371
MGE Energy, Inc. (Electric Utilities)	100	5,651
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,075	8,599
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	350	14,692
MiMedx Group, Inc.* (Biotechnology)	375	3,218
Minerals Technologies, Inc. (Chemicals)	100	7,069
Mitek System, Inc.* (Software)	175	1,451
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	175	8,703
Mobile Mini, Inc. (Commercial Services & Supplies)	150	4,530
MobileIron, Inc.* (Software)	325	894
Model N, Inc.* (Software)	100	1,111
Modine Manufacturing Co.* (Auto Components)	200	2,372
Molina Healthcare, Inc.* (Health Care Providers & Services)	125	7,289
Momenta Pharmaceuticals, Inc.* (Biotechnology)	250	2,923
MoneyGram International, Inc.* (IT Services)	175	1,243
Monmouth Real Estate Investment Corp. - Class A (Real Estate Investment Trusts)	225	3,211
Monogram Residential Trust, Inc. (Real Estate Investment Trusts)	525	5,586
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	125	10,062
Monotype Imaging Holdings, Inc. (Software)	150	3,317
Monro Muffler Brake, Inc. (Specialty Retail)	100	6,116
Monster Worldwide, Inc.* (Internet Software & Services)	475	1,715
Moog, Inc.* - Class A (Aerospace & Defense)	100	5,954
MRC Global, Inc.* (Trading Companies & Distributors)	300	4,929
MSA Safety, Inc. (Commercial Services & Supplies)	100	5,804
MSG Networks, Inc.* - Class A (Media)	200	3,722
Mueller Industries, Inc. (Machinery)	175	5,674
Mueller Water Products, Inc. - Class A (Machinery)	500	6,275
Myriad Genetics, Inc.* (Biotechnology)	200	4,116
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	100	2,234
Natera, Inc.* (Biotechnology)	125	1,389
National Bank Holdings Corp. (Banks)	100	2,337
National CineMedia, Inc. (Media)	225	3,312
National General Holdings Corp. (Insurance)	175	3,892
National Health Investors, Inc. (Real Estate Investment Trusts)	125	9,809
National Storage Affiliates Trust (Real Estate Investment Trusts)	100	2,094
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	150	2,222
Natus Medical, Inc.* (Health Care Equipment & Supplies)	100	3,929
Nautilus, Inc.* (Leisure Products)	125	2,840
Navigant Consulting, Inc.* (Professional Services)	175	3,539
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	600	810
Navistar International Corp.* (Machinery)	200	4,578
NBT Bancorp, Inc. (Banks)	150	4,931
NCI Building Systems, Inc.* (Building Products)	125	1,824
Nektar Therapeutics* (Pharmaceuticals)	400	6,871
Neogen Corp.* (Health Care Equipment & Supplies)	125	6,992
NeoGenomics, Inc.* (Life Sciences Tools & Services)	225	1,850
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	150	2,451
NETGEAR, Inc.* (Communications Equipment)	100	6,049

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NetScout Systems, Inc.* (Communications Equipment)	300	$8,775
NeuStar, Inc.* - Class A (IT Services)	175	4,653
Nevro Corp.* (Health Care Equipment & Supplies)	75	7,828
New Jersey Resources Corp. (Gas Utilities)	250	8,215
New Media Investment Group, Inc. (Media)	150	2,325
New Residential Investment Corp. (Real Estate Investment Trusts)	675	9,321
New Senior Investment Group, Inc. (Real Estate Investment Trusts)	275	3,174
New York Mortgage Trust, Inc. (Real Estate Investment Trusts)	400	2,408
New York REIT, Inc. (Real Estate Investment Trusts)	525	4,804
Newpark Resources, Inc.* (Energy Equipment & Services)	350	2,576
NewStar Financial, Inc.* (Diversified Financial Services)	125	1,214
Nexstar Broadcasting Group, Inc. - Class A (Media)	100	5,771
NIC, Inc. (Internet Software & Services)	200	4,700
NII Holdings, Inc.* (Wireless Telecommunication Services)	325	1,082
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	250	2,208
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	250	1,905
NN, Inc. (Machinery)	100	1,825
Nobilis Health Corp.* (Health Care Providers & Services)	400	1,340
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	300	3,033
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	250	670
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	150	2,415
NorthStar Realty Europe Corp. (Real Estate Investment Trusts)	225	2,464
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	325	5,106
Northwest Natural Gas Co. (Gas Utilities)	75	4,508
NorthWestern Corp. (Multi-Utilities)	150	8,630
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	125	2,169
Novavax, Inc.* (Biotechnology)	850	1,768
Novocure, Ltd.* (Health Care Equipment & Supplies)	200	1,708
NOW, Inc.* (Trading Companies & Distributors)	325	6,965
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	150	2,448
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	225	3,816
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	100	2,969
NuVasive, Inc.* (Health Care Equipment & Supplies)	150	9,998
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	200	4,998
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	550	6,309
Oclaro, Inc.* (Communications Equipment)	400	3,420
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	675	2,477
Office Depot, Inc. (Specialty Retail)	1,750	6,247
OFG Bancorp (Banks)	200	2,022
Oil States International, Inc.* (Energy Equipment & Services)	175	5,525
Old National Bancorp (Banks)	425	5,976
Old Second Bancorp, Inc. (Banks)	175	1,454
Olin Corp. (Chemicals)	500	10,259
OM Asset Management PLC (Capital Markets)	150	2,087
Omeros Corp.* (Pharmaceuticals)	150	1,674
Omnicell, Inc.* (Health Care Technology)	125	4,788
OMNOVA Solutions, Inc.* (Chemicals)	200	1,688
On Assignment, Inc.* (Professional Services)	150	5,444
On Deck Capital, Inc.* (Diversified Financial Services)	250	1,425
ONE Gas, Inc. (Gas Utilities)	150	9,276
Ophthotech Corp.* (Biotechnology)	100	4,613
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	250	1,993
ORBCOMM, Inc.* (Diversified Telecommunication Services)	250	2,563
Organovo Holdings, Inc.* (Biotechnology)	425	1,611
Orion Marine Group, Inc.* (Construction & Engineering)	200	1,370
Oritani Financial Corp. (Thrifts & Mortgage Finance)	150	2,358
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	125	6,051
Otonomy, Inc.* (Biotechnology)	100	1,819
Otter Tail Corp. (Electric Utilities)	125	4,324
OvaScience, Inc.* (Biotechnology)	200	1,432
Overseas Shipholding Group, Inc. - Class A (Oil, Gas & Consumable Fuels)	150	1,586
Owens & Minor, Inc. (Health Care Providers & Services)	200	6,945
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	125	1,570
P.H. Glatfelter Co. (Paper & Forest Products)	150	3,252
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	275	2,464
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	200	1,382
Pacific Premier Bancorp, Inc.* (Banks)	100	2,646
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	125	4,278
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	75	5,914
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	125	1,635
PAREXEL International Corp.* (Life Sciences Tools & Services)	150	10,417
Park Sterling Corp. (Banks)	225	1,827
Parker Drilling Co.* (Energy Equipment & Services)	600	1,302
Parkway Properties, Inc. (Real Estate Investment Trusts)	275	4,678
Party City Holdco, Inc.* (Specialty Retail)	125	2,140

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	200	$4,498
Paycom Software, Inc.* (Software)	150	7,520
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	150	10,058
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	125	2,271
PDL BioPharma, Inc. (Biotechnology)	675	2,261
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	225	5,985
Pegasystems, Inc. (Software)	125	3,686
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	250	3,393
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	225	5,182
PennyMac Mortgage Investment Trust (Real Estate Investment Trusts)	225	3,506
Penumbra, Inc.* (Health Care Equipment & Supplies)	75	5,699
Perficient, Inc.* (IT Services)	125	2,519
Performance Food Group Co.* (Food & Staples Retailing)	125	3,100
Performance Sports Group, Ltd.* (Leisure Products)	300	1,218
PGT, Inc.* (Building Products)	200	2,134
PharmAthene, Inc.* (Biotechnology)	425	1,233
PharMerica Corp.* (Health Care Providers & Services)	100	2,807
PHH Corp.* (Thrifts & Mortgage Finance)	200	2,890
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	250	2,578
Physicians Realty Trust (Real Estate Investment Trusts)	425	9,154
Pier 1 Imports, Inc. (Specialty Retail)	325	1,378
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	225	2,777
Pinnacle Financial Partners, Inc. (Banks)	125	6,760
Pioneer Energy Services Corp.* (Energy Equipment & Services)	325	1,313
Planet Payment, Inc.* (IT Services)	250	928
Plantronics, Inc. (Communications Equipment)	100	5,196
Plexus Corp.* (Electronic Equipment, Instruments & Components)	100	4,678
Plug Power, Inc.* (Electrical Equipment)	850	1,454
Ply Gem Holdings, Inc.* (Building Products)	100	1,336
PNM Resources, Inc. (Electric Utilities)	250	8,180
PolyOne Corp. (Chemicals)	250	8,453
Portland General Electric Co. (Electric Utilities)	275	11,712
Portola Pharmaceuticals, Inc.* (Biotechnology)	175	3,974
Potbelly Corp.* (Hotels, Restaurants & Leisure)	125	1,554
Potlatch Corp. (Real Estate Investment Trusts)	125	4,861
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	100	6,303
PRA Group, Inc.* (Consumer Finance)	150	5,181
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	75	4,238
Preferred Apartment Communities, Inc. - Class A (Real Estate Investment Trusts)	100	1,351
Press Ganey Holdings, Inc.* (Health Care Technology)	75	3,030
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	150	7,240
Primerica, Inc. (Insurance)	150	7,955
Primoris Services Corp. (Construction & Engineering)	150	3,090
PrivateBancorp, Inc. (Banks)	250	11,479
Progenics Pharmaceuticals, Inc.* (Biotechnology)	325	2,057
Progress Software Corp.* (Software)	175	4,760
Proofpoint, Inc.* (Software)	125	9,355
PROS Holdings, Inc.* (Software)	100	2,261
Prosperity Bancshares, Inc. (Banks)	200	10,977
Prothena Corp. PLC* (Biotechnology)	125	7,495
Proto Labs, Inc.* (Machinery)	75	4,493
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	200	4,246
PTC Therapeutics, Inc.* (Biotechnology)	175	2,452
Puma Biotechnology, Inc.* (Biotechnology)	100	6,704
Pure Storage, Inc.* (Technology Hardware, Storage & Peripherals)	225	3,049
Q2 Holdings, Inc.* (Internet Software & Services)	100	2,866
QTS Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	150	7,928
Quad/Graphics, Inc. (Commercial Services & Supplies)	100	2,672
Quality Systems, Inc. (Health Care Technology)	200	2,264
Qualys, Inc.* (Software)	100	3,819
Quanex Building Products Corp. (Building Products)	125	2,158
Quidel Corp.* (Health Care Equipment & Supplies)	100	2,209
QuinStreet, Inc.* (Internet Software & Services)	300	906
Quorum Health Corp.* (Health Care Providers & Services)	150	941
Quotient Technology, Inc.* (Internet Software & Services)	225	2,995
Radian Group, Inc. (Thrifts & Mortgage Finance)	675	9,145
Radiant Logistics, Inc.* (Air Freight & Logistics)	275	781
Radio One, Inc.* - Class D (Media)	250	758
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	225	1,203
Radius Health, Inc.* (Biotechnology)	100	5,409
RadNet, Inc.* (Health Care Providers & Services)	225	1,665
RAIT Financial Trust (Real Estate Investment Trusts)	450	1,521
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	350	4,375
Ramco-Gershenson Properties Trust (Real Estate Investment Trusts)	250	4,685
Raptor Pharmaceutical Corp.* (Biotechnology)	350	3,140
Raven Industries, Inc. (Industrial Conglomerates)	125	2,879

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rayonier Advanced Materials, Inc. (Chemicals)	175	$2,340
RBC Bearings, Inc.* (Machinery)	75	5,736
Real Industry, Inc.* (Metals & Mining)	150	918
RealNetworks, Inc.* (Internet Software & Services)	200	892
RealPage, Inc.* (Software)	175	4,498
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	100	2,359
Redwood Trust, Inc. (Real Estate Investment Trusts)	250	3,540
Regis Corp.* (Diversified Consumer Services)	150	1,883
Regulus Therapeutics, Inc.* (Biotechnology)	225	743
Renasant Corp. (Banks)	125	4,204
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	200	1,694
Rent-A-Center, Inc. (Specialty Retail)	200	2,528
Repligen Corp.* (Biotechnology)	125	3,774
Republic First Bancorp, Inc.* (Banks)	250	1,028
Resource Capital Corp. (Real Estate Investment Trusts)	125	1,601
Resources Connection, Inc. (Professional Services)	150	2,241
Restoration Hardware Holdings, Inc.* (Specialty Retail)	125	4,323
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	300	6,588
RetailMeNot, Inc.* (Internet Software & Services)	175	1,731
Retrophin, Inc.* (Biotechnology)	125	2,798
Rexford Industrial Realty, Inc. (Real Estate Investment Trusts)	225	5,150
Rexnord Corp.* (Machinery)	275	5,888
Rigel Pharmaceuticals, Inc.* (Biotechnology)	525	1,927
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	175	1,916
RingCentral, Inc.* - Class A (Software)	200	4,732
RLI Corp. (Insurance)	125	8,544
RLJ Lodging Trust (Real Estate Investment Trusts)	375	7,886
Roadrunner Transportation Systems, Inc.* (Road & Rail)	175	1,397
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	225	1,508
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	100	3,218
RPX Corp.* (Professional Services)	200	2,138
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	250	9,694
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	325	1,017
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	325	813
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	125	2,218
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	100	2,448
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	125	1,765
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	125	6,020
S&T Bancorp, Inc. (Banks)	125	3,624
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	225	5,666
Sage Therapeutics, Inc.* (Biotechnology)	100	4,605
Saia, Inc.* (Road & Rail)	100	2,996
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	225	1,989
Sandy Spring Bancorp, Inc. (Banks)	75	2,294
Sangamo BioSciences, Inc.* (Biotechnology)	300	1,389
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	225	6,406
Sapiens International Corp. N.V. (Software)	125	1,596
Sarepta Therapeutics, Inc.* (Biotechnology)	150	9,211
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	75	2,738
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	100	2,090
Scholastic Corp. (Media)	100	3,936
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	100	3,856
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	175	1,794
Science Applications International Corp. (IT Services)	125	8,670
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	200	2,254
Scorpio Bulkers, Inc.* (Marine)	325	1,125
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	600	2,778
Seacoast Banking Corp. of Florida* (Banks)	125	2,011
Seadrill, Ltd.* (Energy Equipment & Services)	1,250	2,963
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	225	3,033
Select Comfort Corp.* (Specialty Retail)	150	3,240
Select Income REIT (Real Estate Investment Trusts)	200	5,380
Select Medical Holdings Corp.* (Health Care Providers & Services)	350	4,725
Selective Insurance Group, Inc. (Insurance)	175	6,976
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	150	5,304
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	200	5,546
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	225	878
Sensient Technologies Corp. (Chemicals)	125	9,474
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	175	1,400
Seritage Growth Properties - Class A (Real Estate Investment Trusts)	75	3,801
ServiceSource International, Inc.* (IT Services)	325	1,586
ServisFirst Bancshares, Inc. (Banks)	75	3,893
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	150	4,082
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	200	2,946
ShoreTel, Inc.* (Communications Equipment)	275	2,200

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	100	$4,464
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	200	1,558
Silicon Graphics International Corp.* (Technology Hardware, Storage & Peripherals)	225	1,733
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	125	7,350
Silver Bay Realty Trust Corp. (Real Estate Investment Trusts)	125	2,191
Silver Spring Networks, Inc.* (Software)	150	2,127
Simmons First National Corp. - Class A (Banks)	100	4,990
Simpson Manufacturing Co., Inc. (Building Products)	125	5,494
Sinclair Broadcast Group, Inc. - Class A (Media)	200	5,776
SkyWest, Inc. (Airlines)	175	4,622
Smart & Final Stores, Inc.* (Food & Staples Retailing)	100	1,277
Smith & Wesson Holding Corp.* (Leisure Products)	175	4,654
Snyder’s-Lance, Inc. (Food Products)	250	8,395
Sonic Automotive, Inc. - Class A (Specialty Retail)	125	2,350
Sonic Corp. (Hotels, Restaurants & Leisure)	150	3,927
Sonus Networks, Inc.* (Communications Equipment)	200	1,556
Sorrento Therapeutics, Inc.* (Biotechnology)	175	1,355
Sotheby’s - Class A (Diversified Consumer Services)	175	6,653
South Jersey Industries, Inc. (Gas Utilities)	250	7,388
South State Corp. (Banks)	75	5,628
Southside Bancshares, Inc. (Banks)	100	3,218
Southwest Gas Corp. (Gas Utilities)	150	10,478
Spartan Motors, Inc. (Auto Components)	200	1,916
SpartanNash Co. (Food & Staples Retailing)	125	3,615
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	275	1,284
Spire, Inc. (Gas Utilities)	125	7,968
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	150	1,578
SPX Corp.* (Machinery)	150	3,021
SPX FLOW, Inc.* (Machinery)	125	3,865
STAAR Surgical Co.* (Health Care Equipment & Supplies)	225	2,115
STAG Industrial, Inc. (Real Estate Investment Trusts)	225	5,515
Stage Stores, Inc. (Specialty Retail)	200	1,122
State Bank Financial Corp. (Banks)	125	2,853
State National Cos., Inc. (Insurance)	150	1,668
Steelcase, Inc. - Class A (Commercial Services & Supplies)	275	3,820
Stein Mart, Inc. (Specialty Retail)	175	1,111
Sterling Bancorp (Banks)	400	7,000
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	200	6,911
Stewart Information Services Corp. (Insurance)	75	3,334
Stifel Financial Corp.* (Capital Markets)	200	7,689
Stillwater Mining Co.* (Metals & Mining)	400	5,344
Stoneridge, Inc.* (Auto Components)	125	2,300
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	175	4,216
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	125	1,539
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	300	3,948
Summit Materials, Inc.* - Class A (Construction Materials)	200	3,710
Sun Hydraulics Corp. (Machinery)	75	2,420
SunCoke Energy, Inc. (Metals & Mining)	275	2,206
Sunrun, Inc.* (Electrical Equipment)	275	1,733
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	675	8,632
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	125	2,921
Superior Industries International, Inc. (Auto Components)	100	2,916
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	175	4,328
SUPERVALU, Inc.* (Food & Staples Retailing)	875	4,366
Surgical Care Affiliates, Inc.* (Health Care Providers & Services)	100	4,876
Swift Transportation Co.* (Road & Rail)	250	5,367
Sykes Enterprises, Inc.* (IT Services)	125	3,516
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	125	7,323
Synchronoss Technologies, Inc.* (Software)	125	5,148
Synergy Pharmaceuticals, Inc.* (Biotechnology)	675	3,719
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	600	4,158
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	100	11,410
Syntel, Inc.* (IT Services)	100	4,191
Synthetic Biologics, Inc.* (Biotechnology)	525	903
Tailored Brands, Inc. (Specialty Retail)	200	3,140
Take-Two Interactive Software, Inc.* (Software)	250	11,269
Talen Energy Corp.* (Independent Power & Renewable Electricity Producers)	275	3,809
Tangoe, Inc.* (Software)	150	1,238
TASER International, Inc.* (Aerospace & Defense)	175	5,007
Taylor Morrison Home Corp.* - Class A (Household Durables)	125	2,200
Team Health Holdings, Inc.* (Health Care Providers & Services)	200	6,511
Team, Inc.* (Commercial Services & Supplies)	100	3,271
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	100	8,471
Teekay Corp. (Oil, Gas & Consumable Fuels)	200	1,542
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	525	1,328
Teledyne Technologies, Inc.* (Aerospace & Defense)	100	10,793
Telenav, Inc.* (Software)	200	1,146
Teligent, Inc.* (Pharmaceuticals)	225	1,710
Tenneco, Inc.* (Auto Components)	175	10,196

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
TerraForm Global, Inc. - Class A (Independent Power & Renewable Electricity Producers)	475	$1,952
Terraform Power, Inc. (Independent Power & Renewable Electricity Producers)	325	4,521
TerraVia Holdings, Inc.* (Chemicals)	475	1,306
Terreno Realty Corp. (Real Estate Investment Trusts)	150	4,127
TESARO, Inc.* (Biotechnology)	75	7,517
Tesco Corp. (Energy Equipment & Services)	200	1,632
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	150	5,766
Tetra Tech, Inc. (Commercial Services & Supplies)	175	6,206
TETRA Technologies, Inc.* (Energy Equipment & Services)	325	1,986
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	250	958
Texas Capital Bancshares, Inc.* (Banks)	150	8,237
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	200	7,805
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	125	936
TG Therapeutics, Inc.* (Biotechnology)	200	1,548
The Advisory Board Co.* (Professional Services)	125	5,592
The Andersons, Inc. (Food & Staples Retailing)	100	3,618
The Bancorp, Inc.* (Banks)	200	1,284
The Brink’s Co. (Commercial Services & Supplies)	150	5,562
The Buckle, Inc. (Specialty Retail)	100	2,403
The Cato Corp. - Class A (Specialty Retail)	100	3,289
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	150	7,508
The Chemours Co. (Chemicals)	575	9,199
The E.W. Scripps Co.* - Class A (Media)	200	3,180
The Empire District Electric Co. (Electric Utilities)	150	5,121
The Ensign Group, Inc. (Health Care Providers & Services)	175	3,523
The Finish Line, Inc. - Class A (Specialty Retail)	150	3,462
The GEO Group, Inc. (Real Estate Investment Trusts)	225	5,351
The Greenbrier Cos., Inc. (Machinery)	100	3,530
The Hackett Group, Inc. (IT Services)	100	1,652
The KEYW Holding Corp.* (Aerospace & Defense)	175	1,932
The Manitowoc Co., Inc. (Machinery)	475	2,275
The Medicines Co.* (Pharmaceuticals)	200	7,547
The New York Times Co. - Class A (Media)	400	4,780
The Rubicon Project, Inc.* (Software)	150	1,242
The Spectranetics Corp.* (Health Care Equipment & Supplies)	150	3,764
The St Joe Co.* (Real Estate Management & Development)	175	3,217
TherapeuticsMD, Inc.* (Pharmaceuticals)	500	3,405
Theravance Biopharma, Inc.* (Pharmaceuticals)	125	4,530
Thermon Group Holdings, Inc.* (Electrical Equipment)	125	2,469
Third Point Reinsurance, Ltd.* (Insurance)	250	3,000
Tidewater, Inc. (Energy Equipment & Services)	275	776
Tier REIT, Inc. (Real Estate Investment Trusts)	175	2,702
Tile Shop Holdings, Inc.* (Specialty Retail)	125	2,069
Time, Inc. (Media)	325	4,706
TimkenSteel Corp.* (Metals & Mining)	175	1,829
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	200	1,188
Titan International, Inc. (Machinery)	225	2,277
TiVo Corp.* (Software)	400	7,792
TopBuild Corp.* (Household Durables)	125	4,150
TowneBank (Banks)	175	4,205
TransEnterix, Inc.* (Health Care Equipment & Supplies)	650	1,099
Travelport Worldwide, Ltd. (IT Services)	375	5,636
Tredegar Corp. (Chemicals)	100	1,859
Trevena, Inc.* (Biotechnology)	225	1,519
Trex Co., Inc.* (Building Products)	100	5,871
TRI Pointe Group, Inc.* (Household Durables)	475	6,260
TriMas Corp.* (Machinery)	150	2,792
TriNet Group, Inc.* (Professional Services)	150	3,245
Trinseo SA (Chemicals)	100	5,656
Triple-S Management Corp.* (Health Care Providers & Services)	100	2,193
Triumph Group, Inc. (Aerospace & Defense)	150	4,182
tronc, Inc. (Media)	125	2,110
Tronox, Ltd. (Chemicals)	325	3,045
Trovagene, Inc.* (Biotechnology)	200	898
TrueBlue, Inc.* (Professional Services)	150	3,399
TrueCar, Inc.* (Internet Software & Services)	225	2,124
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	350	2,482
Trustmark Corp. (Banks)	225	6,201
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	275	3,149
Tubemogul, Inc.* (Software)	100	937
Tuesday Morning Corp.* (Multiline Retail)	225	1,346
Tutor Perini Corp.* (Construction & Engineering)	125	2,684
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	200	9,311
Ubiquiti Networks, Inc.* (Communications Equipment)	100	5,350
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	200	1,482
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	125	8,867
UMB Financial Corp. (Banks)	150	8,917
UMH Properties, Inc. (Real Estate Investment Trusts)	125	1,490
Umpqua Holdings Corp. (Banks)	675	10,158
Union Bankshares Corp. (Banks)	150	4,016
Unisys Corp.* (IT Services)	225	2,192
Unit Corp.* (Energy Equipment & Services)	175	3,255
United Bankshares, Inc. (Banks)	200	7,534
United Community Banks, Inc. (Banks)	225	4,730

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
United Community Financial Corp. (Thrifts & Mortgage Finance)	225	$1,600
United Development Funding IV+ (Real Estate Investment Trusts)	125	100
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	200	2,768
United Natural Foods, Inc.* (Food & Staples Retailing)	150	6,006
Univar, Inc.* (Trading Companies & Distributors)	150	3,278
Universal American Corp. (Health Care Providers & Services)	250	1,913
Universal Corp. (Tobacco)	75	4,367
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	125	6,939
Universal Insurance Holdings, Inc. (Insurance)	125	3,150
Urban Edge Properties (Real Estate Investment Trusts)	275	7,739
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	100	2,222
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	250	1,401
Valhi, Inc. (Chemicals)	400	920
Valley National Bancorp (Banks)	775	7,541
Vanda Pharmaceuticals, Inc.* (Biotechnology)	150	2,496
VASCO Data Security International, Inc.* (Software)	125	2,201
Vector Group, Ltd. (Tobacco)	276	5,936
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	150	2,945
Verint Systems, Inc.* (Software)	200	7,526
Versartis, Inc.* (Biotechnology)	125	1,531
ViaSat, Inc.* (Communications Equipment)	125	9,330
Viavi Solutions, Inc.* (Communications Equipment)	750	5,543
VirnetX Holding Corp.* (Software)	275	842
Virtu Financial, Inc. - Class A (Capital Markets)	100	1,497
Virtusa Corp.* (IT Services)	100	2,468
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	425	5,988
Vitae Pharmaceuticals, Inc.* (Biotechnology)	125	2,615
Vital Therapies, Inc.* (Biotechnology)	150	918
Vitamin Shoppe, Inc.* (Specialty Retail)	100	2,685
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	250	790
Vocera Communications, Inc.* (Health Care Technology)	125	2,113
Vonage Holdings Corp.* (Diversified Telecommunication Services)	650	4,296
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	375	660
Wabash National Corp.* (Machinery)	225	3,204
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	250	4,540
WageWorks, Inc.* (Professional Services)	125	7,613
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	100	2,526
Washington Federal, Inc. (Thrifts & Mortgage Finance)	275	7,336
Washington Prime Group, Inc. (Real Estate Investment Trusts)	575	7,119
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	225	7,002
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	100	1,699
Watts Water Technologies, Inc. - Class A (Machinery)	100	6,484
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	100	3,937
Web.com Group, Inc.* (Internet Software & Services)	150	2,591
WebMD Health Corp.* (Internet Software & Services)	125	6,213
Webster Financial Corp. (Banks)	275	10,452
Weight Watchers International, Inc.* (Diversified Consumer Services)	125	1,290
Werner Enterprises, Inc. (Road & Rail)	150	3,491
WesBanco, Inc. (Banks)	125	4,110
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	200	2,686
West Corp. (Commercial Services & Supplies)	150	3,312
Westamerica Bancorp (Banks)	75	3,816
Western Asset Mortgage Capital Corp. (Real Estate Investment Trusts)	175	1,824
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	225	5,954
WGL Holdings, Inc. (Gas Utilities)	150	9,405
Whitestone REIT (Real Estate Investment Trusts)	125	1,735
Willbros Group, Inc.* (Energy Equipment & Services)	325	611
William Lyon Homes* - Class A (Household Durables)	100	1,855
Windstream Holdings, Inc. (Diversified Telecommunication Services)	350	3,518
Winnebago Industries, Inc. (Automobiles)	100	2,357
Wintrust Financial Corp. (Banks)	150	8,335
WisdomTree Investments, Inc. (Capital Markets)	375	3,859
WMIH Corp.* (Insurance)	825	1,931
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	300	6,909
Woodward, Inc. (Machinery)	150	9,371
World Wrestling Entertainment, Inc. - Class A (Media)	125	2,663
Worthington Industries, Inc. (Metals & Mining)	150	7,204
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	325	7,971
WSFS Financial Corp. (Thrifts & Mortgage Finance)	100	3,649
Xactly Corp.* (Internet Software & Services)	100	1,472
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	250	1,515
Xencor, Inc.* (Biotechnology)	125	3,061
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	325	4,934
Xenith Bankshares, Inc.* (Banks)	425	982
XO Group, Inc.* (Internet Software & Services)	100	1,933
XPO Logistics, Inc.* (Air Freight & Logistics)	300	11,001

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Yadkin Financial Corp. (Banks)	175	$4,601
YRC Worldwide, Inc.* (Road & Rail)	150	1,848
Zafgen, Inc.* (Biotechnology)	175	579
ZAGG, Inc.* (Household Durables)	200	1,620
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	125	4,903
Zendesk, Inc.* (Software)	250	7,678
ZIOPHARM Oncology, Inc.* (Biotechnology)	450	2,534
ZixCorp.* (Software)	300	1,230
Zogenix, Inc.* (Pharmaceuticals)	150	1,715
TOTAL COMMON STOCKS (Cost $3,970,247)		4,931,028

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*+^(c) (Biotechnology)	493	—
Dyax Corp.*+^(d) (Biotechnology)	450	499
Leap Wireless International, Inc.*+^(e) (Wireless Telecommunication Services)	390	983
Trius Therapeutics, Inc.*+^(c) (Biotechnology)	238	—
TOTAL CONTINGENT RIGHTS (Cost $983)		1,482

	Principal Amount	Value
Repurchase Agreements(f)(g)(69.0%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $11,197,367	$11,197,000	$11,197,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,197,000)		11,197,000

TOTAL INVESTMENT SECURITIES (Cost $15,168,230) - 99.4%		16,129,510
Net other assets (liabilities) - 0.6%		102,443

NET ASSETS - 100.0%		$16,231,953

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of September 30, 2016, these securities represented 0.01% of the net assets of the Fund.
*	Non-income producing security.
^	The Advisor has deemed these securities to be illiquid. As of September 30, 2016, these securities represented 0.009% of the net assets.
(a)	Number of shares is less than 0.50.
(b)	Amount is less than $0.50.
(c)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(d)	Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.
(e)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(f)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(g)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $1,063,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	11	12/19/16	$1,372,140	$(9,478)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	10/27/16	0.45%	$3,979,986	$19,420
Russell 2000 Index	UBS AG	10/27/16	0.20%	5,896,472	28,893
				$9,876,458	$48,313

^	Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$77,114	0.5%
Air Freight & Logistics	28,572	0.2%
Airlines	13,127	0.1%
Auto Components	57,875	0.4%
Automobiles	2,357	NM
Banks	432,766	2.7%
Biotechnology	306,712	2.0%
Building Products	52,747	0.3%
Capital Markets	56,779	0.3%
Chemicals	122,973	0.8%
Commercial Services & Supplies	109,308	0.7%
Communications Equipment	104,322	0.6%
Construction & Engineering	46,988	0.3%
Construction Materials	7,940	NM
Consumer Finance	26,026	0.2%
Containers & Packaging	4,959	NM
Distributors	5,370	NM
Diversified Consumer Services	47,931	0.3%
Diversified Financial Services	6,947	NM
Diversified Telecommunication Services	31,278	0.2%
Electric Utilities	61,519	0.3%
Electrical Equipment	33,908	0.2%
Electronic Equipment, Instruments & Components	135,240	0.8%
Energy Equipment & Services	58,838	0.4%
Food & Staples Retailing	21,982	0.1%
Food Products	44,533	0.3%
Gas Utilities	57,238	0.4%
Health Care Equipment & Supplies	162,687	1.0%
Health Care Providers & Services	104,480	0.6%
Health Care Technology	31,849	0.2%
Hotels, Restaurants & Leisure	115,311	0.6%
Household Durables	58,410	0.4%
Household Products	8,988	0.1%
Independent Power & Renewable Electricity Producers	37,815	0.2%
Industrial Conglomerates	2,879	NM
Insurance	95,712	0.6%
Internet & Direct Marketing Retail	26,640	0.2%
Internet Software & Services	134,024	0.8%
IT Services	113,745	0.7%
Leisure Products	12,485	0.1%
Life Sciences Tools & Services	40,352	0.2%
Machinery	160,181	0.9%
Marine	8,249	0.1%
Media	92,182	0.6%
Metals & Mining	64,279	0.4%
Multiline Retail	9,867	0.1%
Multi-Utilities	26,171	0.2%
Oil, Gas & Consumable Fuels	123,935	0.7%
Paper & Forest Products	24,595	0.2%
Personal Products	7,924	NM
Pharmaceuticals	104,084	0.6%
Professional Services	61,777	0.4%
Real Estate Investment Trusts	471,362	2.9%
Real Estate Management & Development	20,399	0.1%
Road & Rail	29,952	0.2%
Semiconductors & Semiconductor Equipment	207,657	1.4%
Software	231,138	1.5%
Specialty Retail	124,642	0.7%
Technology Hardware, Storage & Peripherals	40,064	0.2%
Textiles, Apparel & Luxury Goods	36,940	0.2%
Thrifts & Mortgage Finance	107,479	0.7%
Tobacco	10,303	0.1%
Trading Companies & Distributors	50,838	0.3%
Water Utilities	9,820	0.1%
Wireless Telecommunication Services	7,946	NM
Other**	11,299,443	69.6%
Total	$16,231,953	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(64.8%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $291,010	$291,000	$291,000
TOTAL REPURCHASE AGREEMENTS (Cost $291,000)		291,000

TOTAL INVESTMENT SECURITIES (Cost $291,000) - 64.8%		291,000
Net other assets (liabilities) - 35.2%		158,329

NET ASSETS - 100.0%		$449,329

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $262,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	10/27/16	0.90%	$205,402	$881
Dow Jones Industrial Average	UBS AG	10/27/16	0.60%	243,811	346
				$449,213	$1,227

^	Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (62.6%)
Activision Blizzard, Inc. (Software)	4,530	$200,679
Adobe Systems, Inc.* (Software)	3,060	332,132
Akamai Technologies, Inc.* (Internet Software & Services)	1,080	57,229
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,380	169,105
Alphabet, Inc.* - Class A (Internet Software & Services)	1,800	1,447,308
Alphabet, Inc.* - Class C (Internet Software & Services)	2,100	1,632,309
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,910	2,436,571
American Airlines Group, Inc. (Airlines)	3,240	118,616
Amgen, Inc. (Biotechnology)	4,590	765,657
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,890	121,811
Apple, Inc. (Technology Hardware, Storage & Peripherals)	32,940	3,723,867
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,600	198,990
Autodesk, Inc.* (Software)	1,350	97,646
Automatic Data Processing, Inc. (IT Services)	2,790	246,078
Baidu, Inc.*ADR (Internet Software & Services)	1,680	305,878
Bed Bath & Beyond, Inc. (Specialty Retail)	930	40,092
Biogen, Inc.* (Biotechnology)	1,350	422,591
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,050	97,146
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,430	419,224
CA, Inc. (Software)	2,550	84,354
Celgene Corp.* (Biotechnology)	4,740	495,472
Cerner Corp.* (Health Care Technology)	2,070	127,823
Charter Communications, Inc.* - Class A (Media)	1,650	445,451
Check Point Software Technologies, Ltd.* (Software)	1,050	81,491
Cisco Systems, Inc. (Communications Equipment)	30,750	975,390
Citrix Systems, Inc.* (Software)	960	81,811
Cognizant Technology Solutions Corp.* (IT Services)	3,720	177,481
Comcast Corp. - Class A (Media)	14,700	975,197
Costco Wholesale Corp. (Food & Staples Retailing)	2,670	407,202
CSX Corp. (Road & Rail)	5,790	176,595
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	2,280	106,180
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,410	83,796
Discovery Communications, Inc.* - Class A (Media)	930	25,036
Discovery Communications, Inc.* - Class C (Media)	1,470	38,676
DISH Network Corp.* - Class A (Media)	1,380	75,596
Dollar Tree, Inc.* (Multiline Retail)	1,440	113,659
eBay, Inc.* (Internet Software & Services)	6,900	227,010
Electronic Arts, Inc.* (Software)	1,830	156,282
Expedia, Inc. (Internet & Direct Marketing Retail)	840	98,045
Express Scripts Holding Co.* (Health Care Providers & Services)	3,840	270,835
Facebook, Inc.* - Class A (Internet Software & Services)	14,190	1,820,151
Fastenal Co. (Trading Companies & Distributors)	1,770	73,951
Fiserv, Inc.* (IT Services)	1,350	134,285
Gilead Sciences, Inc. (Biotechnology)	8,070	638,498
Henry Schein, Inc.* (Health Care Providers & Services)	510	83,120
Illumina, Inc.* (Life Sciences Tools & Services)	900	163,494
Incyte Corp.* (Biotechnology)	1,140	107,491
Intel Corp. (Semiconductors & Semiconductor Equipment)	28,920	1,091,729
Intuit, Inc. (Software)	1,560	171,616
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	240	173,960
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	5,610	146,365
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	990	93,763
Liberty Global PLC* - Class A (Media)	1,620	55,372
Liberty Global PLC* - Class C (Media)	3,930	129,847
Liberty Interactive Corp.* (Internet & Direct Marketing Retail)	2,730	54,627
Liberty Ventures* — Series A (Internet & Direct Marketing Retail)	840	33,491
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	1,470	87,156
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,560	105,035
Mattel, Inc. (Leisure Products)	2,070	62,680
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,740	69,478
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,320	82,025
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,360	113,081
Microsoft Corp. (Software)	47,640	2,744,063
Mondelez International, Inc. - Class A (Food Products)	9,510	417,489
Monster Beverage Corp.* (Beverages)	1,170	171,768
Mylan N.V.* (Pharmaceuticals)	3,270	124,652
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,710	61,252
Netease.com, Inc.ADR (Internet Software & Services)	480	115,574
Netflix, Inc.* (Internet & Direct Marketing Retail)	2,610	257,216
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,380	52,026
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,270	224,060

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	2,070	$211,161
O’Reilly Automotive, Inc.* (Specialty Retail)	570	159,663
PACCAR, Inc. (Machinery)	2,130	125,201
Paychex, Inc. (IT Services)	2,190	126,735
PayPal Holdings, Inc.* (IT Services)	7,380	302,359
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	9,000	616,500
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	630	253,273
Ross Stores, Inc. (Specialty Retail)	2,430	156,249
SBA Communications Corp.* - Class A (Diversified Telecommunication Services)	750	84,120
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,830	70,547
Sirius XM Holdings, Inc.* (Media)	29,820	124,349
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,140	86,800
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,970	485,636
Stericycle, Inc.* (Commercial Services & Supplies)	510	40,871
Symantec Corp. (Software)	3,750	94,125
Tesla Motors, Inc.* (Automobiles)	900	183,627
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,120	429,502
The Kraft Heinz Co. (Food Products)	7,440	665,954
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	300	441,446
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,040	235,469
Tractor Supply Co. (Specialty Retail)	810	54,554
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	810	51,176
Twenty-First Century Fox, Inc. - Class A (Media)	6,510	157,672
Twenty-First Century Fox, Inc. - Class B (Media)	4,890	120,979
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	390	92,812
Verisk Analytics, Inc.* - Class A (Professional Services)	1,020	82,906
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,500	130,815
Viacom, Inc. - Class B (Media)	2,130	81,153
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,460	71,709
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,630	534,510
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,740	101,738
Whole Foods Market, Inc. (Food & Staples Retailing)	1,950	55,283
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,560	84,770
Yahoo!, Inc.* (Internet Software & Services)	5,820	250,842
TOTAL COMMON STOCKS (Cost $11,617,665)		34,480,132

	Principal Amount	Value
Repurchase Agreements(a)(b)(37.4%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $20,570,674	$20,570,000	$20,570,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,570,000)		20,570,000

TOTAL INVESTMENT SECURITIES (Cost $32,187,665) - 100.0%		55,050,132
Net other assets (liabilities) - NM		3,305

NET ASSETS - 100.0%		$55,053,437

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $2,148,000.

NM	Not meaningful, amount is less than 0.05%.
ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	61	12/19/16	$5,940,485	$53,871

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	10/27/16	0.95%	$5,569,241	$10,321
NASDAQ-100 Index	UBS AG	10/27/16	0.75%	9,065,142	16,951
				$14,634,383	$27,272

^	Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP NASDAQ-100 invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Airlines	$118,616	0.2%
Automobiles	183,627	0.3%
Beverages	171,768	0.3%
Biotechnology	3,080,048	5.7%
Commercial Services & Supplies	40,871	0.1%
Communications Equipment	975,390	1.8%
Diversified Telecommunication Services	84,120	0.2%
Food & Staples Retailing	996,995	1.8%
Food Products	1,083,443	2.0%
Health Care Equipment & Supplies	257,756	0.5%
Health Care Providers & Services	353,955	0.6%
Health Care Technology	127,823	0.2%
Hotels, Restaurants & Leisure	642,697	1.2%
Internet & Direct Marketing Retail	3,625,117	6.7%
Internet Software & Services	5,856,301	10.6%
IT Services	986,938	1.8%
Leisure Products	62,680	0.1%
Life Sciences Tools & Services	163,494	0.3%
Machinery	125,201	0.2%
Media	2,229,328	4.0%
Multiline Retail	113,659	0.2%
Pharmaceuticals	124,652	0.2%
Professional Services	82,906	0.2%
Road & Rail	176,595	0.3%
Semiconductors & Semiconductor Equipment	3,930,050	7.1%
Software	4,044,199	7.3%
Specialty Retail	503,370	0.9%
Technology Hardware, Storage & Peripherals	3,957,404	7.2%
Trading Companies & Distributors	73,951	0.1%
Wireless Telecommunication Services	307,178	0.5%
Other**	20,573,305	37.4%
Total	$55,053,437	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Large-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.3%)
3M Co. (Industrial Conglomerates)	511	$90,054
Abbott Laboratories (Health Care Equipment & Supplies)	1,679	71,005
AbbVie, Inc. (Biotechnology)	1,460	92,082
Affiliated Managers Group, Inc.* (Capital Markets)	73	10,563
Aflac, Inc. (Insurance)	803	57,712
Agilent Technologies, Inc. (Life Sciences Tools & Services)	438	20,625
Air Products & Chemicals, Inc. (Chemicals)	219	32,924
Albemarle Corp. (Chemicals)	219	18,722
Alcoa, Inc. (Metals & Mining)	2,628	26,648
Alliant Energy Corp. (Electric Utilities)	438	16,780
Ameren Corp. (Multi-Utilities)	511	25,131
American Airlines Group, Inc. (Airlines)	1,022	37,415
American Electric Power Co., Inc. (Electric Utilities)	949	60,935
American Express Co. (Consumer Finance)	1,533	98,173
American International Group, Inc. (Insurance)	1,971	116,959
American Water Works Co., Inc. (Water Utilities)	146	10,927
Ameriprise Financial, Inc. (Capital Markets)	146	14,566
Amgen, Inc. (Biotechnology)	438	73,063
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	584	37,002
Anthem, Inc. (Health Care Providers & Services)	511	64,033
Aon PLC (Insurance)	219	24,635
Apache Corp. (Oil, Gas & Consumable Fuels)	438	27,975
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	146	6,703
Archer-Daniels-Midland Co. (Food Products)	1,168	49,255
Arthur J. Gallagher & Co. (Insurance)	146	7,427
Assurant, Inc. (Insurance)	73	6,734
AT&T, Inc. (Diversified Telecommunication Services)	12,118	492,111
Autodesk, Inc.* (Software)	146	10,560
Automatic Data Processing, Inc. (IT Services)	365	32,193
AutoNation, Inc.* (Specialty Retail)	146	7,112
Baker Hughes, Inc. (Energy Equipment & Services)	876	44,212
Ball Corp. (Containers & Packaging)	146	11,965
Bank of America Corp. (Banks)	20,075	314,174
Baxter International, Inc. (Health Care Equipment & Supplies)	949	45,172
BB&T Corp. (Banks)	1,606	60,578
Bed Bath & Beyond, Inc. (Specialty Retail)	292	12,588
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,723	537,862
Best Buy Co., Inc. (Specialty Retail)	511	19,509
BlackRock, Inc. (Capital Markets)	73	26,460
BorgWarner, Inc. (Auto Components)	365	12,841
Boston Properties, Inc. (Real Estate Investment Trusts)	73	9,949
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,314	70,851
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	146	10,287
CA, Inc. (Software)	584	19,319
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	511	13,184
Capital One Financial Corp. (Consumer Finance)	1,022	73,410
Cardinal Health, Inc. (Health Care Providers & Services)	657	51,049
CarMax, Inc.* (Specialty Retail)	146	7,789
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	876	42,766
Caterpillar, Inc. (Machinery)	1,168	103,683
CBS Corp. - Class B (Media)	365	19,980
CenterPoint Energy, Inc. (Multi-Utilities)	876	20,349
CenturyLink, Inc. (Diversified Telecommunication Services)	1,095	30,036
CF Industries Holdings, Inc. (Chemicals)	438	10,665
Charter Communications, Inc.* - Class A (Media)	73	19,708
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,314	8,239
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,723	383,171
Chubb, Ltd. (Insurance)	949	119,243
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	73	9,809
Cincinnati Financial Corp. (Insurance)	146	11,011
Cisco Systems, Inc. (Communications Equipment)	5,840	185,244
Citigroup, Inc. (Banks)	5,694	268,928
Citizens Financial Group, Inc. (Banks)	803	19,842
CME Group, Inc. (Capital Markets)	292	30,520
CMS Energy Corp. (Multi-Utilities)	584	24,534
Coach, Inc. (Textiles, Apparel & Luxury Goods)	584	21,351
Colgate-Palmolive Co. (Household Products)	803	59,534
Comcast Corp. - Class A (Media)	1,752	116,228
Comerica, Inc. (Banks)	365	17,272
ConAgra Foods, Inc. (Food Products)	365	17,195
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	73	10,027
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,409	104,719
Consolidated Edison, Inc. (Multi-Utilities)	584	43,975
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,044	48,341
Costco Wholesale Corp. (Food & Staples Retailing)	511	77,933
CSRA, Inc. (IT Services)	146	3,927
CSX Corp. (Road & Rail)	1,898	57,889
Cummins, Inc. (Machinery)	292	37,420
CVS Health Corp. (Food & Staples Retailing)	1,168	103,940

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Danaher Corp. (Health Care Equipment & Supplies)	438		$34,335
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	219		13,429
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	73		4,823
Deere & Co. (Machinery)	584		49,844
Delta Air Lines, Inc. (Airlines)	1,460		57,467
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	219		13,015
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	511		22,540
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	73		7,090
Discover Financial Services (Consumer Finance)	803		45,410
Dollar General Corp. (Multiline Retail)	219		15,328
Dominion Resources, Inc. (Multi-Utilities)	730		54,217
Dover Corp. (Machinery)	292		21,503
DTE Energy Co. (Multi-Utilities)	365		34,190
Duke Energy Corp. (Electric Utilities)	1,387		111,016
E.I. du Pont de Nemours & Co. (Chemicals)	949		63,555
Eastman Chemical Co. (Chemicals)	292		19,763
Eaton Corp. PLC (Electrical Equipment)	876		57,562
Edison International (Electric Utilities)	657		47,468
Eli Lilly & Co. (Pharmaceuticals)	730		58,590
Emerson Electric Co. (Electrical Equipment)	1,241		67,647
Endo International PLC* (Pharmaceuticals)	292		5,884
Entergy Corp. (Electric Utilities)	365		28,006
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	511		49,419
EQT Corp. (Oil, Gas & Consumable Fuels)	365		26,506
Eversource Energy (Electric Utilities)	657		35,596
Exelon Corp. (Electric Utilities)	1,825		60,754
Expeditors International of Washington, Inc. (Air Freight & Logistics)	146		7,522
Express Scripts Holding Co.* (Health Care Providers & Services)	1,241		87,528
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,176		713,601
F5 Networks, Inc.* (Communications Equipment)	73		9,099
Fastenal Co. (Trading Companies & Distributors)	219		9,150
Federal Realty Investment Trust (Real Estate Investment Trusts)	73		11,237
FedEx Corp. (Air Freight & Logistics)	511		89,261
Fidelity National Information Services, Inc. (IT Services)	292		22,493
Fifth Third Bancorp (Banks)	1,533		31,365
First Horizon National Corp. (Banks)	—	(a)	7
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	146		5,766
FirstEnergy Corp. (Electric Utilities)	803		26,563
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	146		4,587
Flowserve Corp. (Machinery)	292		14,086
Fluor Corp. (Construction & Engineering)	292		14,985
FMC Corp. (Chemicals)	292		14,115
FMC Technologies, Inc.* (Energy Equipment & Services)	438		12,995
Foot Locker, Inc. (Specialty Retail)	73		4,944
Ford Motor Co. (Automobiles)	7,665		92,517
Fortive Corp. (Machinery)	219		11,147
Franklin Resources, Inc. (Capital Markets)	657		23,369
Freeport-McMoRan, Inc. (Metals & Mining)	2,409		26,162
Frontier Communications Corp. (Diversified Telecommunication Services)	2,336		9,718
Garmin, Ltd. (Household Durables)	219		10,536
General Dynamics Corp. (Aerospace & Defense)	292		45,307
General Electric Co. (Industrial Conglomerates)	7,957		235,685
General Growth Properties, Inc. (Real Estate Investment Trusts)	438		12,089
General Mills, Inc. (Food Products)	438		27,979
General Motors Co. (Automobiles)	2,774		88,130
Genuine Parts Co. (Distributors)	292		29,331
H & R Block, Inc. (Diversified Consumer Services)	146		3,380
Halliburton Co. (Energy Equipment & Services)	1,679		75,354
Harley-Davidson, Inc. (Automobiles)	365		19,195
Harman International Industries, Inc. (Household Durables)	73		6,165
Harris Corp. (Communications Equipment)	73		6,688
Hartford Financial Services Group, Inc. (Insurance)	730		31,259
HCA Holdings, Inc.* (Health Care Providers & Services)	365		27,605
HCP, Inc. (Real Estate Investment Trusts)	949		36,014
Helmerich & Payne, Inc. (Energy Equipment & Services)	219		14,739
Henry Schein, Inc.* (Health Care Providers & Services)	73		11,898
Hess Corp. (Oil, Gas & Consumable Fuels)	511		27,400
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,460		33,215
Honeywell International, Inc. (Industrial Conglomerates)	730		85,111
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	730		11,366
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,358		52,150
Humana, Inc. (Health Care Providers & Services)	146		25,826
Huntington Bancshares, Inc. (Banks)	1,095		10,797
Illinois Tool Works, Inc. (Machinery)	292		34,993
Ingersoll-Rand PLC (Machinery)	511		34,717
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,475		206,682
International Business Machines Corp. (IT Services)	1,022		162,345
International Paper Co. (Containers & Packaging)	803		38,528
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	73		52,913
Invesco, Ltd. (Capital Markets)	803		25,110
Iron Mountain, Inc. (Real Estate Investment Trusts)	292		10,959
J.B. Hunt Transport Services, Inc. (Road & Rail)	73		5,923
Jacobs Engineering Group, Inc.* (Construction & Engineering)	219		11,327

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Johnson & Johnson (Pharmaceuticals)	2,774	$327,692
Johnson Controls International PLC (Auto Components)	1,022	47,553
JPMorgan Chase & Co. (Banks)	7,154	476,385
Kansas City Southern (Road & Rail)	219	20,437
Kellogg Co. (Food Products)	219	16,966
KeyCorp (Banks)	2,117	25,764
Kimberly-Clark Corp. (Household Products)	292	36,833
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,796	87,801
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	146	10,178
Kohl’s Corp. (Multiline Retail)	365	15,969
L-3 Communications Holdings, Inc. (Aerospace & Defense)	146	22,007
Legg Mason, Inc. (Capital Markets)	146	4,888
Leggett & Platt, Inc. (Household Durables)	73	3,327
Leucadia National Corp. (Diversified Financial Services)	657	12,509
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	365	16,929
Lincoln National Corp. (Insurance)	438	20,577
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	219	12,985
Lockheed Martin Corp. (Aerospace & Defense)	219	52,499
Loews Corp. (Insurance)	511	21,028
LyondellBasell Industries N.V. - Class A (Chemicals)	292	23,553
M&T Bank Corp. (Banks)	292	33,901
Macy’s, Inc. (Multiline Retail)	584	21,637
Mallinckrodt PLC* (Pharmaceuticals)	219	15,282
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,679	26,545
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,022	41,483
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	219	14,766
Marsh & McLennan Cos., Inc. (Insurance)	511	34,365
Mattel, Inc. (Leisure Products)	657	19,894
McCormick & Co., Inc. (Food Products)	73	7,294
McDonald’s Corp. (Hotels, Restaurants & Leisure)	584	67,371
McKesson Corp. (Health Care Providers & Services)	438	73,037
Mead Johnson Nutrition Co. - Class A (Food Products)	146	11,535
Medtronic PLC (Health Care Equipment & Supplies)	1,168	100,915
Merck & Co., Inc. (Pharmaceuticals)	5,475	341,694
MetLife, Inc. (Insurance)	2,190	97,302
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	146	6,831
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,095	19,469
Molson Coors Brewing Co. - Class B (Beverages)	146	16,031
Monsanto Co. (Chemicals)	438	44,764
Morgan Stanley (Capital Markets)	1,533	49,148
Motorola Solutions, Inc. (Communications Equipment)	146	11,137
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	292	8,877
Mylan N.V.* (Pharmaceuticals)	438	16,697
National Oilwell Varco, Inc. (Energy Equipment & Services)	730	26,820
Navient Corp. (Consumer Finance)	657	9,507
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	584	20,919
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	146	6,345
Newmont Mining Corp. (Metals & Mining)	1,022	40,154
News Corp. - Class A (Media)	730	10,205
News Corp. - Class B (Media)	219	3,114
NextEra Energy, Inc. (Electric Utilities)	949	116,083
Nielsen Holdings PLC (Professional Services)	219	11,732
NiSource, Inc. (Multi-Utilities)	657	15,840
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	876	31,308
Nordstrom, Inc. (Multiline Retail)	219	11,362
Norfolk Southern Corp. (Road & Rail)	584	56,683
Northern Trust Corp. (Capital Markets)	146	9,927
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	657	7,365
Nucor Corp. (Metals & Mining)	657	32,489
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	876	63,878
Omnicom Group, Inc. (Media)	219	18,615
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	438	22,509
Oracle Corp. (Software)	2,993	117,565
Owens-Illinois, Inc.* (Containers & Packaging)	292	5,370
PACCAR, Inc. (Machinery)	657	38,618
Parker-Hannifin Corp. (Machinery)	292	36,655
Patterson Cos., Inc. (Health Care Providers & Services)	73	3,354
Pentair PLC (Machinery)	146	9,379
People’s United Financial, Inc. (Banks)	584	9,239
PepsiCo, Inc. (Beverages)	1,241	134,984
Perrigo Co. PLC (Pharmaceuticals)	146	13,480
Pfizer, Inc. (Pharmaceuticals)	5,767	195,328
PG&E Corp. (Electric Utilities)	949	58,050
Philip Morris International, Inc. (Tobacco)	1,387	134,844
Phillips 66 (Oil, Gas & Consumable Fuels)	876	70,562
Pinnacle West Capital Corp. (Electric Utilities)	219	16,642
Pitney Bowes, Inc. (Commercial Services & Supplies)	365	6,628
PNC Financial Services Group, Inc. (Banks)	949	85,495
PPG Industries, Inc. (Chemicals)	219	22,636
PPL Corp. (Electric Utilities)	1,314	45,425
Praxair, Inc. (Chemicals)	292	35,282
Principal Financial Group, Inc. (Insurance)	511	26,322
Prudential Financial, Inc. (Insurance)	876	71,525
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,022	42,791
PulteGroup, Inc. (Household Durables)	584	11,703
PVH Corp. (Textiles, Apparel & Luxury Goods)	146	16,133
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	2,920	200,020
Quanta Services, Inc.* (Construction & Engineering)	292	8,173

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Quest Diagnostics, Inc. (Health Care Providers & Services)	292	$24,712
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	146	14,766
Range Resources Corp. (Oil, Gas & Consumable Fuels)	365	14,144
Raytheon Co. (Aerospace & Defense)	292	39,750
Realty Income Corp. (Real Estate Investment Trusts)	146	9,772
Regions Financial Corp. (Banks)	2,482	24,497
Republic Services, Inc. - Class A (Commercial Services & Supplies)	219	11,049
Robert Half International, Inc. (Professional Services)	146	5,528
Rockwell Automation, Inc. (Electrical Equipment)	146	17,862
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	73	5,471
Ryder System, Inc. (Road & Rail)	73	4,814
SCANA Corp. (Multi-Utilities)	292	21,132
Schlumberger, Ltd. (Energy Equipment & Services)	2,774	218,147
Scripps Networks Interactive, Inc. - Class A (Media)	73	4,635
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	584	22,513
Sealed Air Corp. (Containers & Packaging)	146	6,690
Sempra Energy (Multi-Utilities)	511	54,775
Simon Property Group, Inc. (Real Estate Investment Trusts)	219	45,334
SL Green Realty Corp. (Real Estate Investment Trusts)	146	15,783
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	949	13,134
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,387	59,294
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	292	23,290
Staples, Inc. (Specialty Retail)	1,314	11,235
State Street Corp. (Capital Markets)	730	50,830
Stryker Corp. (Health Care Equipment & Supplies)	219	25,494
SunTrust Banks, Inc. (Banks)	1,022	44,764
Symantec Corp. (Software)	1,241	31,149
Synchrony Financial (Consumer Finance)	876	24,528
Sysco Corp. (Food & Staples Retailing)	1,022	50,088
T. Rowe Price Group, Inc. (Capital Markets)	146	9,709
Target Corp. (Multiline Retail)	1,168	80,218
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	438	28,198
TEGNA, Inc. (Media)	219	4,787
Teradata Corp.* (IT Services)	146	4,526
Tesoro Corp. (Oil, Gas & Consumable Fuels)	146	11,616
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	730	51,231
Textron, Inc. (Aerospace & Defense)	511	20,312
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,314	16,885
The Allstate Corp. (Insurance)	730	50,501
The Bank of New York Mellon Corp. (Capital Markets)	2,117	84,426
The Coca-Cola Co. (Beverages)	3,650	154,467
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	73	13,086
The Dow Chemical Co. (Chemicals)	2,190	113,507
The Dun & Bradstreet Corp. (Professional Services)	73	9,973
The Gap, Inc. (Specialty Retail)	438	9,741
The Goldman Sachs Group, Inc. (Capital Markets)	730	117,727
The Goodyear Tire & Rubber Co. (Auto Components)	292	9,432
The Hershey Co. (Food Products)	146	13,958
The Interpublic Group of Cos., Inc. (Media)	292	6,526
The JM Smucker Co. - Class A (Food Products)	73	9,894
The Kraft Heinz Co. (Food Products)	1,168	104,549
The Kroger Co. (Food & Staples Retailing)	1,022	30,333
The Macerich Co. (Real Estate Investment Trusts)	146	11,807
The Mosaic Co. (Chemicals)	657	16,070
The NASDAQ OMX Group, Inc. (Capital Markets)	73	4,930
The Procter & Gamble Co. (Household Products)	5,256	471,726
The Progressive Corp. (Insurance)	584	18,396
The Southern Co. (Electric Utilities)	1,898	97,367
The Travelers Cos., Inc. (Insurance)	584	66,897
The Western Union Co. (IT Services)	438	9,119
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	876	26,919
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	292	46,446
Tiffany & Co. (Specialty Retail)	219	15,906
Time Warner, Inc. (Media)	1,533	122,042
Torchmark Corp. (Insurance)	73	4,664
Transocean, Ltd.* (Energy Equipment & Services)	657	7,004
Twenty-First Century Fox, Inc. - Class A (Media)	949	22,985
Twenty-First Century Fox, Inc. - Class B (Media)	438	10,836
Tyson Foods, Inc. - Class A (Food Products)	584	43,607
U.S. Bancorp (Banks)	3,139	134,632
Union Pacific Corp. (Road & Rail)	949	92,557
United Continental Holdings, Inc.* (Airlines)	584	30,642
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	657	71,850
United Rentals, Inc.* (Trading Companies & Distributors)	73	5,730
United Technologies Corp. (Aerospace & Defense)	1,533	155,752
UnitedHealth Group, Inc. (Health Care Providers & Services)	803	112,419
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	73	8,995
Unum Group (Insurance)	438	15,466
Urban Outfitters, Inc.* (Specialty Retail)	146	5,040
V.F. Corp. (Textiles, Apparel & Luxury Goods)	292	16,367
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	876	46,428
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	73	7,266

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ventas, Inc. (Real Estate Investment Trusts)	365	$25,780
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,818	250,440
Vertex Pharmaceuticals, Inc.* (Biotechnology)	219	19,099
Viacom, Inc. - Class B (Media)	657	25,032
Vornado Realty Trust (Real Estate Investment Trusts)	146	14,777
W.W. Grainger, Inc. (Trading Companies & Distributors)	73	16,413
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	730	58,853
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,993	215,855
Waste Management, Inc. (Commercial Services & Supplies)	365	23,272
WEC Energy Group, Inc. (Multi-Utilities)	657	39,341
Wells Fargo & Co. (Banks)	8,979	397,590
Welltower, Inc. (Real Estate Investment Trusts)	292	21,833
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	584	34,146
WestRock Co. (Containers & Packaging)	511	24,773
Weyerhaeuser Co. (Real Estate Investment Trusts)	730	23,316
Whirlpool Corp. (Household Durables)	146	23,676
Whole Foods Market, Inc. (Food & Staples Retailing)	657	18,626
Willis Towers Watson PLC (Insurance)	73	9,692
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	73	7,112
Xcel Energy, Inc. (Electric Utilities)	1,022	42,045
Xerox Corp. (IT Services)	1,679	17,008
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	219	11,900
Xylem, Inc. (Machinery)	219	11,487
Yahoo!, Inc.* (Internet Software & Services)	1,752	75,511
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	365	33,146
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	219	28,474
Zions Bancorp (Banks)	438	13,587
Zoetis, Inc. (Pharmaceuticals)	365	18,984
TOTAL COMMON STOCKS (Cost $12,045,071)		18,085,920

TOTAL INVESTMENT SECURITIES (Cost $12,045,071) - 100.3%		18,085,920
Net other assets (liabilities) - (0.3)%		(55,129)

NET ASSETS - 100.0%		$18,030,791

*	Non-income producing security
(a)	Number of shares is less than 0.50.

See accompanying notes to schedules of portfolio investments.

ProFund VP Large-Cap Value invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$335,627	1.9%
Air Freight & Logistics	178,920	1.0%
Airlines	125,524	0.7%
Auto Components	69,826	0.4%
Automobiles	199,842	1.1%
Banks	1,968,817	10.9%
Beverages	305,482	1.7%
Biotechnology	184,244	1.0%
Capital Markets	462,173	2.6%
Chemicals	415,556	2.3%
Commercial Services & Supplies	40,949	0.2%
Communications Equipment	212,168	1.2%
Construction & Engineering	34,485	0.2%
Consumer Finance	251,028	1.4%
Containers & Packaging	87,326	0.5%
Distributors	29,331	0.2%
Diversified Consumer Services	3,380	NM
Diversified Financial Services	550,371	3.1%
Diversified Telecommunication Services	799,234	4.4%
Electric Utilities	762,730	4.2%
Electrical Equipment	143,071	0.8%
Electronic Equipment, Instruments & Components	81,126	0.4%
Energy Equipment & Services	399,271	2.2%
Food & Staples Retailing	555,628	3.1%
Food Products	302,232	1.7%
Health Care Equipment & Supplies	414,965	2.3%
Health Care Providers & Services	495,279	2.7%
Hotels, Restaurants & Leisure	184,061	1.0%
Household Durables	55,407	0.3%
Household Products	568,093	3.2%
Independent Power & Renewable Electricity Producers	24,250	0.1%
Industrial Conglomerates	410,850	2.2%
Insurance	811,715	4.5%
Internet Software & Services	75,511	0.4%
IT Services	251,611	1.4%
Leisure Products	19,894	0.1%
Life Sciences Tools & Services	67,071	0.4%
Machinery	403,532	2.2%
Media	384,693	2.2%
Metals & Mining	125,453	0.7%
Multiline Retail	144,514	0.8%
Multi-Utilities	376,275	2.1%
Oil, Gas & Consumable Fuels	1,964,435	10.9%
Pharmaceuticals	1,064,482	5.9%
Professional Services	27,233	0.2%
Real Estate Investment Trusts	273,809	1.5%
Road & Rail	238,303	1.3%
Semiconductors & Semiconductor Equipment	518,231	2.9%
Software	178,593	1.0%
Specialty Retail	93,864	0.5%
Technology Hardware, Storage & Peripherals	162,943	0.9%
Textiles, Apparel & Luxury Goods	75,448	0.4%
Tobacco	134,844	0.7%
Trading Companies & Distributors	31,293	0.2%
Water Utilities	10,927	0.1%
Other**	(55,129)	(0.3)%
Total	$18,030,791	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Large-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
3M Co. (Industrial Conglomerates)	1,008	$177,640
Abbott Laboratories (Health Care Equipment & Supplies)	1,764	74,600
AbbVie, Inc. (Biotechnology)	2,604	164,234
Accenture PLC - Class A (IT Services)	1,764	215,508
Activision Blizzard, Inc. (Software)	2,016	89,309
Acuity Brands, Inc. (Electrical Equipment)	168	44,453
Adobe Systems, Inc.* (Software)	1,428	154,995
Advance Auto Parts, Inc. (Specialty Retail)	252	37,578
Aetna, Inc. (Health Care Providers & Services)	1,008	116,373
Affiliated Managers Group, Inc.* (Capital Markets)	84	12,155
Agilent Technologies, Inc. (Life Sciences Tools & Services)	336	15,822
Air Products & Chemicals, Inc. (Chemicals)	336	50,514
Akamai Technologies, Inc.* (Internet Software & Services)	504	26,707
Alaska Air Group, Inc. (Airlines)	336	22,129
Alexion Pharmaceuticals, Inc.* (Biotechnology)	672	82,347
Allegion PLC (Building Products)	252	17,365
Allergan PLC* (Pharmaceuticals)	1,176	270,845
Alliance Data Systems Corp.* (IT Services)	168	36,041
Alphabet, Inc.* - Class A (Internet Software & Services)	840	675,410
Alphabet, Inc.* - Class C (Internet Software & Services)	840	652,924
Altria Group, Inc. (Tobacco)	5,628	355,859
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,176	984,676
American Tower Corp. (Real Estate Investment Trusts)	1,260	142,796
American Water Works Co., Inc. (Water Utilities)	252	18,860
Ameriprise Financial, Inc. (Capital Markets)	252	25,142
AmerisourceBergen Corp. (Health Care Providers & Services)	504	40,713
AMETEK, Inc. (Electrical Equipment)	672	32,108
Amgen, Inc. (Biotechnology)	1,512	252,217
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	924	59,985
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	672	42,578
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	924	59,552
Aon PLC (Insurance)	504	56,695
Apache Corp. (Oil, Gas & Consumable Fuels)	420	26,825
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	252	11,569
Apple, Inc. (Technology Hardware, Storage & Peripherals)	15,624	1,766,293
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,108	93,706
Arthur J. Gallagher & Co. (Insurance)	252	12,819
Assurant, Inc. (Insurance)	84	7,749
Autodesk, Inc.* (Software)	336	24,303
Automatic Data Processing, Inc. (IT Services)	756	66,679
AutoZone, Inc.* (Specialty Retail)	84	64,541
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	420	74,693
Avery Dennison Corp. (Containers & Packaging)	252	19,603
Ball Corp. (Containers & Packaging)	252	20,651
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	252	56,519
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	588	105,681
Biogen, Inc.* (Biotechnology)	672	210,356
BlackRock, Inc. (Capital Markets)	252	91,340
Boston Properties, Inc. (Real Estate Investment Trusts)	252	34,345
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,948	93,962
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,940	158,525
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,176	202,883
Brown-Forman Corp. - Class B (Beverages)	504	23,910
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	168	11,837
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	588	15,170
Campbell Soup Co. (Food Products)	588	32,164
CarMax, Inc.* (Specialty Retail)	336	17,926
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	840	23,503
CBS Corp. - Class B (Media)	672	36,785
Celgene Corp.* (Biotechnology)	2,268	237,074
Centene Corp.* (Health Care Providers & Services)	504	33,748
Cerner Corp.* (Health Care Technology)	840	51,870
Charter Communications, Inc.* - Class A (Media)	504	136,065
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	84	35,574
Church & Dwight Co., Inc. (Household Products)	756	36,228
Cigna Corp. (Health Care Providers & Services)	756	98,522
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	168	22,574
Cincinnati Financial Corp. (Insurance)	252	19,006
Cintas Corp. (Commercial Services & Supplies)	252	28,375
Cisco Systems, Inc. (Communications Equipment)	5,964	189,177
Citizens Financial Group, Inc. (Banks)	336	8,303
Citrix Systems, Inc.* (Software)	420	35,792
CME Group, Inc. (Capital Markets)	504	52,678
Cognizant Technology Solutions Corp.* (IT Services)	1,764	84,160
Colgate-Palmolive Co. (Household Products)	1,428	105,872

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Comcast Corp. - Class A (Media)	4,368		$289,774
ConAgra Foods, Inc. (Food Products)	672		31,658
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	252		34,612
Constellation Brands, Inc. - Class A (Beverages)	504		83,911
Costco Wholesale Corp. (Food & Staples Retailing)	588		89,676
Coty, Inc. (Personal Products)	168		3,948
Crown Castle International Corp. (Real Estate Investment Trusts)	1,008		94,964
CSRA, Inc. (IT Services)	168		4,519
CVS Health Corp. (Food & Staples Retailing)	1,428		127,078
D.R. Horton, Inc. (Household Durables)	1,008		30,442
Danaher Corp. (Health Care Equipment & Supplies)	1,176		92,187
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	336		22,200
Delphi Automotive PLC (Auto Components)	756		53,918
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	336		19,968
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	756		33,347
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	252		24,474
Discovery Communications, Inc.* - Class A (Media)	420		11,306
Discovery Communications, Inc.* - Class C (Media)	672		17,680
Dollar General Corp. (Multiline Retail)	420		29,396
Dollar Tree, Inc.* (Multiline Retail)	672		53,041
Dominion Resources, Inc. (Multi-Utilities)	756		56,148
Dr. Pepper Snapple Group, Inc. (Beverages)	504		46,020
E*TRADE Financial Corp.* (Capital Markets)	756		22,015
E.I. du Pont de Nemours & Co. (Chemicals)	1,176		78,757
eBay, Inc.* (Internet Software & Services)	3,024		99,490
Ecolab, Inc. (Chemicals)	756		92,021
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	588		70,889
Electronic Arts, Inc.* (Software)	840		71,736
Eli Lilly & Co. (Pharmaceuticals)	1,764		141,579
Endo International PLC* (Pharmaceuticals)	168		3,385
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	840		81,236
Equifax, Inc. (Professional Services)	336		45,218
Equinix, Inc. (Real Estate Investment Trusts)	168		60,522
Equity Residential (Real Estate Investment Trusts)	1,092		70,248
Essex Property Trust, Inc. (Real Estate Investment Trusts)	168		37,414
Expedia, Inc. (Internet & Direct Marketing Retail)	336		39,218
Expeditors International of Washington, Inc. (Air Freight & Logistics)	336		17,311
Extra Space Storage, Inc. (Real Estate Investment Trusts)	336		26,682
F5 Networks, Inc.* (Communications Equipment)	168		20,940
Facebook, Inc.* - Class A (Internet Software & Services)	6,720		861,975
Fastenal Co. (Trading Companies & Distributors)	504		21,057
Federal Realty Investment Trust (Real Estate Investment Trusts)	168		25,860
Fidelity National Information Services, Inc. (IT Services)	504		38,823
First Horizon National Corp. (Banks)	—	(a)	—	(b)
Fiserv, Inc.* (IT Services)	672		66,844
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	168		5,279
Foot Locker, Inc. (Specialty Retail)	252		17,065
Fortive Corp. (Machinery)	588		29,929
Fortune Brands Home & Security, Inc. (Building Products)	420		24,402
General Dynamics Corp. (Aerospace & Defense)	336		52,134
General Electric Co. (Industrial Conglomerates)	14,280		422,974
General Growth Properties, Inc. (Real Estate Investment Trusts)	1,008		27,821
General Mills, Inc. (Food Products)	1,092		69,757
Gilead Sciences, Inc. (Biotechnology)	3,864		305,719
Global Payments, Inc. (IT Services)	420		32,239
H & R Block, Inc. (Diversified Consumer Services)	420		9,723
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,092		27,573
Harman International Industries, Inc. (Household Durables)	84		7,094
Harris Corp. (Communications Equipment)	168		15,390
Hasbro, Inc. (Leisure Products)	336		26,655
HCA Holdings, Inc.* (Health Care Providers & Services)	336		25,412
Henry Schein, Inc.* (Health Care Providers & Services)	168		27,381
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,688		61,152
Hologic, Inc.* (Health Care Equipment & Supplies)	840		32,617
Honeywell International, Inc. (Industrial Conglomerates)	1,176		137,110
Hormel Foods Corp. (Food Products)	756		28,675
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,008		15,695
Humana, Inc. (Health Care Providers & Services)	168		29,718
Huntington Bancshares, Inc. (Banks)	1,512		14,908
Illinois Tool Works, Inc. (Machinery)	504		60,399
Illumina, Inc.* (Life Sciences Tools & Services)	420		76,297
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,628		212,456
Intercontinental Exchange, Inc. (Capital Markets)	336		90,505
International Business Machines Corp. (IT Services)	1,008		160,121
International Flavors & Fragrances, Inc. (Chemicals)	252		36,028
Intuit, Inc. (Software)	672		73,927
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	84		60,886
Iron Mountain, Inc. (Real Estate Investment Trusts)	252		9,458

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
J.B. Hunt Transport Services, Inc. (Road & Rail)	168	$13,632
Johnson & Johnson (Pharmaceuticals)	3,864	456,454
Johnson Controls International PLC (Auto Components)	1,260	58,628
Juniper Networks, Inc. (Communications Equipment)	1,092	26,274
Kellogg Co. (Food Products)	420	32,537
Kimberly-Clark Corp. (Household Products)	588	74,170
Kimco Realty Corp. (Real Estate Investment Trusts)	1,176	34,045
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	252	17,567
L Brands, Inc. (Specialty Retail)	672	47,557
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	336	46,193
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	504	47,734
Leggett & Platt, Inc. (Household Durables)	252	11,486
Lennar Corp. - Class A (Household Durables)	504	21,339
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	336	15,584
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	420	24,902
LKQ Corp.* (Distributors)	924	32,765
Lockheed Martin Corp. (Aerospace & Defense)	420	100,682
Lowe’s Cos., Inc. (Specialty Retail)	2,520	181,969
LyondellBasell Industries N.V. - Class A (Chemicals)	504	40,653
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	588	39,612
Marsh & McLennan Cos., Inc. (Insurance)	756	50,841
Martin Marietta Materials, Inc. (Construction Materials)	168	30,090
Masco Corp. (Building Products)	924	31,703
MasterCard, Inc. - Class A (IT Services)	2,772	282,106
McCormick & Co., Inc. (Food Products)	252	25,180
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,596	184,115
Mead Johnson Nutrition Co. - Class A (Food Products)	252	19,911
Medtronic PLC (Health Care Equipment & Supplies)	2,268	195,955
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	84	35,266
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	336	15,721
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	588	36,538
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,428	25,390
Microsoft Corp. (Software)	22,596	1,301,531
Mohawk Industries, Inc.* (Household Durables)	168	33,657
Molson Coors Brewing Co. - Class B (Beverages)	252	27,670
Mondelez International, Inc. - Class A (Food Products)	4,536	199,130
Monsanto Co. (Chemicals)	672	68,678
Monster Beverage Corp.* (Beverages)	420	61,660
Moody’s Corp. (Capital Markets)	504	54,573
Morgan Stanley (Capital Markets)	2,016	64,633
Motorola Solutions, Inc. (Communications Equipment)	252	19,223
Mylan N.V.* (Pharmaceuticals)	672	25,617
Netflix, Inc.* (Internet & Direct Marketing Retail)	1,260	124,173
Newell Rubbermaid, Inc. (Household Durables)	1,428	75,199
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	336	14,603
Nielsen Holdings PLC (Professional Services)	672	35,999
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	3,864	203,440
Northern Trust Corp. (Capital Markets)	420	28,556
Northrop Grumman Corp. (Aerospace & Defense)	504	107,831
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,512	103,602
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	924	67,378
Omnicom Group, Inc. (Media)	336	28,560
Oracle Corp. (Software)	4,368	171,575
O’Reilly Automotive, Inc.* (Specialty Retail)	252	70,588
Patterson Cos., Inc. (Health Care Providers & Services)	168	7,718
Paychex, Inc. (IT Services)	924	53,472
PayPal Holdings, Inc.* (IT Services)	3,276	134,218
Pentair PLC (Machinery)	336	21,585
PepsiCo, Inc. (Beverages)	2,268	246,690
PerkinElmer, Inc. (Life Sciences Tools & Services)	336	18,853
Perrigo Co. PLC (Pharmaceuticals)	168	15,511
Pfizer, Inc. (Pharmaceuticals)	9,156	310,114
Philip Morris International, Inc. (Tobacco)	2,436	236,828
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	504	93,569
PPG Industries, Inc. (Chemicals)	504	52,093
Praxair, Inc. (Chemicals)	420	50,749
Prologis, Inc. (Real Estate Investment Trusts)	1,512	80,952
Public Storage (Real Estate Investment Trusts)	420	93,719
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	336	18,729
Raytheon Co. (Aerospace & Defense)	504	68,610
Realty Income Corp. (Real Estate Investment Trusts)	504	33,733
Red Hat, Inc.* (Software)	504	40,738
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	252	101,309
Republic Services, Inc. - Class A (Commercial Services & Supplies)	336	16,951
Reynolds American, Inc. (Tobacco)	2,436	114,857
Robert Half International, Inc. (Professional Services)	252	9,541
Rockwell Automation, Inc. (Electrical Equipment)	168	20,553
Rockwell Collins, Inc. (Aerospace & Defense)	336	28,338
Roper Technologies, Inc. (Industrial Conglomerates)	252	45,982
Ross Stores, Inc. (Specialty Retail)	1,176	75,617

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	336	$25,183
S&P Global, Inc. (Capital Markets)	756	95,679
Salesforce.com, Inc.* (Software)	1,848	131,818
Scripps Networks Interactive, Inc. - Class A (Media)	168	10,666
Sealed Air Corp. (Containers & Packaging)	336	15,396
Signet Jewelers, Ltd. (Specialty Retail)	252	18,782
Simon Property Group, Inc. (Real Estate Investment Trusts)	588	121,722
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	504	38,375
SL Green Realty Corp. (Real Estate Investment Trusts)	84	9,080
Snap-on, Inc. (Machinery)	168	25,529
Southwest Airlines Co. (Airlines)	1,764	68,602
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	420	33,499
Stanley Black & Decker, Inc. (Machinery)	420	51,652
Starbucks Corp. (Hotels, Restaurants & Leisure)	4,284	231,936
Stericycle, Inc.* (Commercial Services & Supplies)	252	20,195
Stryker Corp. (Health Care Equipment & Supplies)	588	68,449
Synchrony Financial (Consumer Finance)	924	25,872
T. Rowe Price Group, Inc. (Capital Markets)	504	33,516
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	420	27,040
TEGNA, Inc. (Media)	336	7,345
Teradata Corp.* (IT Services)	168	5,208
Tesoro Corp. (Oil, Gas & Consumable Fuels)	168	13,366
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,848	129,693
The Boeing Co. (Aerospace & Defense)	1,680	221,323
The Charles Schwab Corp. (Capital Markets)	3,528	111,378
The Clorox Co. (Household Products)	336	42,060
The Coca-Cola Co. (Beverages)	5,880	248,841
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	84	15,058
The Dun & Bradstreet Corp. (Professional Services)	84	11,476
The Estee Lauder Cos., Inc. - Class A (Personal Products)	672	59,512
The Goodyear Tire & Rubber Co. (Auto Components)	336	10,853
The Hershey Co. (Food Products)	252	24,091
The Home Depot, Inc. (Specialty Retail)	3,612	464,791
The Interpublic Group of Cos., Inc. (Media)	756	16,897
The JM Smucker Co. - Class A (Food Products)	168	22,771
The Kroger Co. (Food & Staples Retailing)	1,260	37,397
The Macerich Co. (Real Estate Investment Trusts)	168	13,586
The NASDAQ OMX Group, Inc. (Capital Markets)	168	11,347
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	168	247,210
The Progressive Corp. (Insurance)	756	23,814
The Sherwin-Williams Co. (Chemicals)	252	69,718
The TJX Cos., Inc. (Specialty Retail)	1,932	144,475
The Walt Disney Co. (Media)	4,284	397,813
The Western Union Co. (IT Services)	756	15,740
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	756	23,232
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	756	120,250
Torchmark Corp. (Insurance)	168	10,734
Total System Services, Inc. (IT Services)	504	23,764
Tractor Supply Co. (Specialty Retail)	420	28,287
TransDigm Group, Inc.* (Aerospace & Defense)	168	48,572
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	336	21,228
Twenty-First Century Fox, Inc. - Class A (Media)	1,596	38,655
Twenty-First Century Fox, Inc. - Class B (Media)	756	18,703
UDR, Inc. (Real Estate Investment Trusts)	756	27,208
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	168	39,981
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	504	19,495
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	504	17,065
Union Pacific Corp. (Road & Rail)	924	90,117
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,092	119,421
United Rentals, Inc.* (Trading Companies & Distributors)	84	6,593
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,596	223,439
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	168	20,701
V.F. Corp. (Textiles, Apparel & Luxury Goods)	504	28,249
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	168	16,721
Ventas, Inc. (Real Estate Investment Trusts)	504	35,598
VeriSign, Inc.* (Internet Software & Services)	252	19,716
Verisk Analytics, Inc.* - Class A (Professional Services)	420	34,138
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,704	244,514
Vertex Pharmaceuticals, Inc.* (Biotechnology)	336	29,303
Visa, Inc. - Class A (IT Services)	5,460	451,542
Vornado Realty Trust (Real Estate Investment Trusts)	252	25,505
Vulcan Materials Co. (Construction Materials)	420	47,767
W.W. Grainger, Inc. (Trading Companies & Distributors)	84	18,887
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,428	115,125
Waste Management, Inc. (Commercial Services & Supplies)	588	37,492
Waters Corp.* (Life Sciences Tools & Services)	252	39,939
Welltower, Inc. (Real Estate Investment Trusts)	588	43,965
Weyerhaeuser Co. (Real Estate Investment Trusts)	1,092	34,878

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Willis Towers Watson PLC (Insurance)	252	$33,458
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	336	22,623
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	84	8,183
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	420	22,823
XL Group, Ltd. (Insurance)	756	25,424
Xylem, Inc. (Machinery)	252	13,217
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	588	53,396
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	252	32,765
Zoetis, Inc. (Pharmaceuticals)	924	48,057
TOTAL COMMON STOCKS (Cost $14,805,800)		27,892,459

	Principal Amount	Value
Repurchase Agreements(c)(0.1%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $29,001	$29,000	$29,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,000)		29,000

TOTAL INVESTMENT SECURITIES (Cost $14,834,800) - 100.0%		27,921,459
Net other assets (liabilities) - NM		(5,027)

NET ASSETS - 100.0%		$27,916,432

*	Non-income producing security
(a)	Number of shares is less than 0.50.
(b)	Amount is less than $0.50.
(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Large-Cap Growth invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$627,490	2.2%
Air Freight & Logistics	148,569	0.5%
Airlines	90,731	0.3%
Auto Components	123,399	0.4%
Banks	23,211	0.1%
Beverages	738,702	2.7%
Biotechnology	1,382,559	5.0%
Building Products	73,470	0.3%
Capital Markets	693,517	2.4%
Chemicals	539,211	1.9%
Commercial Services & Supplies	103,013	0.4%
Communications Equipment	271,004	1.0%
Construction Materials	77,857	0.3%
Consumer Finance	25,872	0.1%
Containers & Packaging	55,650	0.2%
Distributors	32,765	0.1%
Diversified Consumer Services	9,723	NM
Diversified Telecommunication Services	260,098	0.9%
Electrical Equipment	97,114	0.3%
Electronic Equipment, Instruments & Components	92,304	0.3%
Food & Staples Retailing	369,276	1.3%
Food Products	485,874	1.7%
Health Care Equipment & Supplies	969,756	3.5%
Health Care Providers & Services	692,118	2.5%
Health Care Technology	51,870	0.2%
Hotels, Restaurants & Leisure	600,622	2.2%
Household Durables	179,217	0.6%
Household Products	258,330	0.9%
Industrial Conglomerates	783,706	2.8%
Insurance	240,540	0.9%
Internet & Direct Marketing Retail	1,416,505	5.2%
Internet Software & Services	2,336,222	8.5%
IT Services	1,670,984	6.0%
Leisure Products	26,655	0.1%
Life Sciences Tools & Services	306,427	1.1%
Machinery	202,311	0.7%
Media	1,010,249	3.6%
Multiline Retail	82,437	0.3%
Multi-Utilities	56,148	0.2%
Oil, Gas & Consumable Fuels	468,490	1.7%
Personal Products	63,460	0.2%
Pharmaceuticals	1,430,087	5.0%
Professional Services	136,372	0.5%
Real Estate Investment Trusts	1,210,532	4.3%
Real Estate Management & Development	23,503	0.1%
Road & Rail	103,749	0.4%
Semiconductors & Semiconductor Equipment	1,033,950	3.7%
Software	2,095,724	7.5%
Specialty Retail	1,209,157	4.3%
Technology Hardware, Storage & Peripherals	1,827,445	6.5%
Textiles, Apparel & Luxury Goods	311,543	1.1%
Tobacco	707,544	2.6%
Trading Companies & Distributors	46,537	0.2%
Water Utilities	18,860	0.1%
Other**	23,973	0.1%
Total	$27,916,432	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Mid-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.6%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,656	$47,675
Aaron’s, Inc. (Specialty Retail)	1,577	40,087
Abercrombie & Fitch Co. - Class A (Specialty Retail)	1,660	26,377
Acxiom Corp.* (IT Services)	1,079	28,755
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,798	60,794
AECOM Technology Corp.* (Construction & Engineering)	3,818	113,509
AGCO Corp. (Machinery)	1,660	81,871
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	747	81,251
Alleghany Corp.* (Insurance)	415	217,884
Allegheny Technologies, Inc. (Metals & Mining)	2,739	49,494
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,573	33,886
American Campus Communities, Inc. (Real Estate Investment Trusts)	1,494	76,000
American Eagle Outfitters, Inc. (Specialty Retail)	4,233	75,601
American Financial Group, Inc. (Insurance)	913	68,475
AptarGroup, Inc. (Containers & Packaging)	664	51,400
Aqua America, Inc. (Water Utilities)	1,826	55,656
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	2,241	143,358
Ascena Retail Group, Inc.* (Specialty Retail)	4,150	23,199
Ashland Global Holdings, Inc. (Chemicals)	747	86,615
Aspen Insurance Holdings, Ltd. (Insurance)	1,494	69,605
Associated Banc-Corp. (Banks)	3,735	73,169
Atmos Energy Corp. (Gas Utilities)	1,411	105,077
Avis Budget Group, Inc.* (Road & Rail)	2,324	79,504
Avnet, Inc. (Electronic Equipment, Instruments & Components)	3,154	129,503
Avon Products, Inc. (Personal Products)	7,885	44,629
BancorpSouth, Inc. (Banks)	1,079	25,033
Bank of Hawaii Corp. (Banks)	415	30,137
BE Aerospace, Inc. (Aerospace & Defense)	1,411	72,892
Belden, Inc. (Electronic Equipment, Instruments & Components)	498	34,357
Bemis Co., Inc. (Containers & Packaging)	2,324	118,547
Big Lots, Inc. (Multiline Retail)	1,079	51,522
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	498	81,577
Black Hills Corp. (Multi-Utilities)	1,328	81,300
Brinker International, Inc. (Hotels, Restaurants & Leisure)	747	37,671
Brocade Communications Systems, Inc. (Communications Equipment)	7,387	68,181
Brown & Brown, Inc. (Insurance)	996	37,559
Brunswick Corp. (Leisure Products)	1,162	56,683
Cabela’s, Inc.* - Class A (Specialty Retail)	1,245	68,388
Cable One, Inc. (Media)	83	48,472
Cabot Corp. (Chemicals)	1,577	82,651
CalAtlantic Group, Inc. (Household Durables)	913	30,531
Camden Property Trust (Real Estate Investment Trusts)	996	83,405
Care Capital Properties, Inc. (Real Estate Investment Trusts)	1,162	33,117
Carlisle Cos., Inc. (Industrial Conglomerates)	1,577	161,753
Carpenter Technology Corp. (Metals & Mining)	1,162	47,944
Casey’s General Stores, Inc. (Food & Staples Retailing)	415	49,862
Catalent, Inc.* (Pharmaceuticals)	1,079	27,881
Cathay General Bancorp (Banks)	664	20,438
Chemical Financial Corp. (Banks)	747	32,965
Chico’s FAS, Inc. (Specialty Retail)	3,320	39,508
Cinemark Holdings, Inc. (Media)	1,411	54,013
CLARCOR, Inc. (Machinery)	1,245	80,925
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,328	63,718
CNO Financial Group, Inc. (Insurance)	4,399	67,173
Commerce Bancshares, Inc. (Banks)	996	49,063
Commercial Metals Co. (Metals & Mining)	2,822	45,688
Community Health Systems, Inc.* (Health Care Providers & Services)	2,822	32,566
CommVault Systems, Inc.* (Software)	498	26,459
Compass Minerals International, Inc. (Metals & Mining)	332	24,468
Computer Sciences Corp. (IT Services)	3,486	182,005
comScore, Inc.* (Internet Software & Services)	415	12,724
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	4,399	84,461
Copart, Inc.* (Commercial Services & Supplies)	830	44,455
CoreLogic, Inc.* (IT Services)	830	32,553
Corporate Office Properties Trust (Real Estate Investment Trusts)	2,324	65,885
Corrections Corp. of America (Real Estate Investment Trusts)	2,905	40,292
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	332	43,898
Crane Co. (Machinery)	664	41,839
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,490	64,043
CST Brands, Inc. (Specialty Retail)	1,909	91,803
Cullen/Frost Bankers, Inc. (Banks)	1,411	101,507
Curtiss-Wright Corp. (Aerospace & Defense)	581	52,935
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	8,051	97,900
Dana Holding Corp. (Auto Components)	3,569	55,641
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	747	36,267
Dean Foods Co. (Food Products)	2,241	36,752
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	830	49,426

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Deluxe Corp. (Commercial Services & Supplies)	581	$38,822
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	9,960	32,171
DeVry Education Group, Inc. (Diversified Consumer Services)	1,411	32,538
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	1,577	27,771
Dick’s Sporting Goods, Inc. (Specialty Retail)	2,158	122,401
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,909	47,324
Domtar Corp. (Paper & Forest Products)	1,577	58,554
Donaldson Co., Inc. (Machinery)	1,992	74,361
Douglas Emmett, Inc. (Real Estate Investment Trusts)	1,328	48,645
Dril-Quip, Inc.* (Energy Equipment & Services)	913	50,891
Duke Realty Corp. (Real Estate Investment Trusts)	4,648	127,030
East West Bancorp, Inc. (Banks)	1,245	45,704
Eaton Vance Corp. (Capital Markets)	1,411	55,100
Edgewell Personal Care Co.* (Personal Products)	913	72,602
EMCOR Group, Inc. (Construction & Engineering)	1,494	89,072
Endurance Specialty Holdings, Ltd. (Insurance)	1,577	103,215
Energen Corp. (Oil, Gas & Consumable Fuels)	2,407	138,931
Energizer Holdings, Inc. (Household Products)	913	45,613
EnerSys (Electrical Equipment)	1,079	74,656
Ensco PLCADR - Class A (Energy Equipment & Services)	7,553	64,201
EPR Properties (Real Estate Investment Trusts)	913	71,890
Esterline Technologies Corp.* (Aerospace & Defense)	747	56,802
Everest Re Group, Ltd. (Insurance)	1,079	204,978
F.N.B. Corp. (Banks)	5,229	64,317
Federated Investors, Inc. - Class B (Capital Markets)	1,162	34,430
First American Financial Corp. (Insurance)	2,739	107,588
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	996	28,107
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,079	29,964
FTI Consulting, Inc.* (Professional Services)	1,079	48,080
Fulton Financial Corp. (Banks)	2,324	33,744
GameStop Corp. - Class A (Specialty Retail)	2,573	70,989
GATX Corp. (Trading Companies & Distributors)	996	44,372
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	1,411	97,289
Gentex Corp. (Auto Components)	2,739	48,097
Genworth Financial, Inc.* - Class A (Insurance)	12,450	61,752
Graco, Inc. (Machinery)	498	36,852
Graham Holdings Co. - Class B (Diversified Consumer Services)	83	39,954
Granite Construction, Inc. (Construction & Engineering)	996	49,541
Great Plains Energy, Inc. (Electric Utilities)	5,146	140,434
Greif, Inc. - Class A (Containers & Packaging)	664	32,928
GUESS?, Inc. (Specialty Retail)	1,577	23,040
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	3,154	89,101
Halyard Health, Inc.* (Health Care Equipment & Supplies)	664	23,014
Hancock Holding Co. (Banks)	1,909	61,909
Hawaiian Electric Industries, Inc. (Electric Utilities)	2,739	81,759
Herman Miller, Inc. (Commercial Services & Supplies)	747	21,364
Highwoods Properties, Inc. (Real Estate Investment Trusts)	1,162	60,563
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	498	30,866
HNI Corp. (Commercial Services & Supplies)	1,079	42,944
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	4,399	107,776
Hospitality Properties Trust (Real Estate Investment Trusts)	4,067	120,871
HSN, Inc. (Internet & Direct Marketing Retail)	830	33,034
Hubbell, Inc. (Electrical Equipment)	747	80,482
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	581	89,137
IDACORP, Inc. (Electric Utilities)	664	51,978
IDEX Corp. (Machinery)	830	77,663
Ingram Micro, Inc. - Class A (Electronic Equipment, Instruments & Components)	3,735	133,190
Ingredion, Inc. (Food Products)	996	132,527
InterDigital, Inc. (Communications Equipment)	498	39,442
International Bancshares Corp. (Banks)	1,411	42,020
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	664	22,191
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	3,403	74,628
ITT, Inc. (Machinery)	1,328	47,596
J.C. Penney Co., Inc.* (Multiline Retail)	7,719	71,169
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	4,731	103,230
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	332	31,852
Janus Capital Group, Inc. (Capital Markets)	1,743	24,419
John Wiley & Sons, Inc. - Class A (Media)	1,079	55,688
Joy Global, Inc. (Machinery)	2,490	69,073
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	2,075	35,545
KB Home (Household Durables)	2,075	33,449
KBR, Inc. (Construction & Engineering)	2,158	32,651
Kemper Corp. (Insurance)	1,245	48,953
Kennametal, Inc. (Machinery)	1,992	57,808
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,233	134,144
Kilroy Realty Corp. (Real Estate Investment Trusts)	913	63,317
Kirby Corp.* (Marine)	1,328	82,548
KLX, Inc.* (Aerospace & Defense)	1,328	46,746
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,241	31,486
Lancaster Colony Corp. (Food Products)	166	21,927

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Landstar System, Inc. (Road & Rail)	1,079	$73,458
LaSalle Hotel Properties (Real Estate Investment Trusts)	2,822	67,361
Leidos Holdings, Inc. (IT Services)	2,158	93,398
Lexmark International, Inc. - Class A (Technology Hardware, Storage & Peripherals)	1,577	63,017
Liberty Property Trust (Real Estate Investment Trusts)	3,652	147,359
LifePoint Health, Inc.* (Health Care Providers & Services)	1,079	63,909
Lincoln Electric Holdings, Inc. (Machinery)	1,577	98,752
Live Nation Entertainment, Inc.* (Media)	1,909	52,459
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,245	23,443
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	2,241	61,000
ManpowerGroup, Inc. (Professional Services)	1,743	125,949
MB Financial, Inc. (Banks)	664	25,259
MDU Resources Group, Inc. (Multi-Utilities)	4,897	124,580
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	3,984	58,844
Mentor Graphics Corp. (Software)	2,739	72,419
Mercury General Corp. (Insurance)	913	50,078
Meredith Corp. (Media)	913	47,467
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	581	54,608
Minerals Technologies, Inc. (Chemicals)	332	23,469
Molina Healthcare, Inc.* (Health Care Providers & Services)	498	29,043
MSA Safety, Inc. (Commercial Services & Supplies)	747	43,356
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	1,079	79,209
Murphy USA, Inc.* (Specialty Retail)	913	65,152
Nabors Industries, Ltd. (Energy Equipment & Services)	7,055	85,788
National Fuel Gas Co. (Gas Utilities)	1,328	71,805
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,328	37,715
National Retail Properties, Inc. (Real Estate Investment Trusts)	1,909	97,073
NCR Corp.* (Technology Hardware, Storage & Peripherals)	3,071	98,856
NetScout Systems, Inc.* (Communications Equipment)	2,324	67,977
NeuStar, Inc.* - Class A (IT Services)	664	17,656
New Jersey Resources Corp. (Gas Utilities)	2,158	70,912
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	12,118	172,439
NewMarket Corp. (Chemicals)	83	35,634
Noble Corp. PLC (Energy Equipment & Services)	6,059	38,414
Nordson Corp. (Machinery)	581	57,885
NorthWestern Corp. (Multi-Utilities)	1,245	71,625
NOW, Inc.* (Trading Companies & Distributors)	2,656	56,918
Oceaneering International, Inc. (Energy Equipment & Services)	2,407	66,217
Office Depot, Inc. (Specialty Retail)	13,612	48,595
OGE Energy Corp. (Electric Utilities)	4,980	157,468
Oil States International, Inc.* (Energy Equipment & Services)	1,245	39,305
Old Dominion Freight Line, Inc.* (Road & Rail)	830	56,946
Olin Corp. (Chemicals)	4,150	85,158
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	2,407	85,328
ONE Gas, Inc. (Gas Utilities)	1,328	82,124
Orbital ATK, Inc. (Aerospace & Defense)	1,494	113,888
Oshkosh Corp. (Machinery)	1,826	102,256
Owens & Minor, Inc. (Health Care Providers & Services)	1,577	54,769
PacWest Bancorp (Banks)	2,988	128,214
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,652	81,694
Plantronics, Inc. (Communications Equipment)	332	17,251
PNM Resources, Inc. (Electric Utilities)	1,992	65,178
Polaris Industries, Inc. (Leisure Products)	664	51,420
PolyOne Corp. (Chemicals)	1,079	36,481
Post Properties, Inc. (Real Estate Investment Trusts)	581	38,422
Potlatch Corp. (Real Estate Investment Trusts)	498	19,367
Primerica, Inc. (Insurance)	498	26,409
Prosperity Bancshares, Inc. (Banks)	1,743	95,673
PTC, Inc.* (Software)	1,245	55,166
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	5,976	116,711
Rackspace Hosting, Inc.* (Internet Software & Services)	1,411	44,714
Raymond James Financial, Inc. (Capital Markets)	1,826	106,291
Rayonier, Inc. (Real Estate Investment Trusts)	3,071	81,504
Regal Beloit Corp. (Electrical Equipment)	1,079	64,190
Reinsurance Group of America, Inc. (Insurance)	1,577	170,221
Reliance Steel & Aluminum Co. (Metals & Mining)	1,826	131,527
RenaissanceRe Holdings, Ltd. (Insurance)	581	69,813
Rowan Cos. PLC - Class A (Energy Equipment & Services)	3,154	47,815
Royal Gold, Inc. (Metals & Mining)	1,660	128,534
RPM International, Inc. (Chemicals)	1,577	84,716
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,909	49,023
Science Applications International Corp. (IT Services)	1,079	74,850
Senior Housing Properties Trust (Real Estate Investment Trusts)	5,893	133,831
Sensient Technologies Corp. (Chemicals)	498	37,748
Silgan Holdings, Inc. (Containers & Packaging)	498	25,194
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	332	19,522
SLM Corp.* (Consumer Finance)	10,707	79,981
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,158	83,256
Snyder’s-Lance, Inc. (Food Products)	913	30,659
Sonoco Products Co. (Containers & Packaging)	2,490	131,547
Sotheby’s - Class A (Diversified Consumer Services)	1,162	44,179
Southwest Gas Corp. (Gas Utilities)	1,162	81,177
Steel Dynamics, Inc. (Metals & Mining)	6,059	151,415

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Stifel Financial Corp.* (Capital Markets)	1,660	$63,827
Superior Energy Services, Inc. (Energy Equipment & Services)	3,818	68,342
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	747	85,240
Synopsys, Inc.* (Software)	1,245	73,891
Synovus Financial Corp. (Banks)	1,411	45,900
Talen Energy Corp.* (Independent Power & Renewable Electricity Producers)	2,158	29,888
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	913	35,570
Taubman Centers, Inc. (Real Estate Investment Trusts)	830	61,760
TCF Financial Corp. (Banks)	4,233	61,421
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	913	77,340
Teledyne Technologies, Inc.* (Aerospace & Defense)	830	89,582
Teleflex, Inc. (Health Care Equipment & Supplies)	415	69,741
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,324	63,166
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,992	45,139
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	5,063	109,259
Terex Corp. (Machinery)	2,739	69,598
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	415	16,197
The Boston Beer Co., Inc.* - Class A (Beverages)	83	12,887
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	581	29,085
The Hain Celestial Group, Inc.* (Food Products)	1,162	41,344
The Hanover Insurance Group, Inc. (Insurance)	1,079	81,378
The New York Times Co. - Class A (Media)	3,071	36,698
The Scotts Miracle-Gro Co. - Class A (Chemicals)	415	34,557
The Timken Co. (Machinery)	1,743	61,249
The Valspar Corp. (Chemicals)	747	79,234
Thor Industries, Inc. (Automobiles)	581	49,211
Time, Inc. (Media)	2,490	36,055
Tootsie Roll Industries, Inc. (Food Products)	166	6,114
TreeHouse Foods, Inc.* (Food Products)	747	65,131
TRI Pointe Group, Inc.* (Household Durables)	1,660	21,879
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	3,652	104,301
Trinity Industries, Inc. (Machinery)	3,818	92,319
Triumph Group, Inc. (Aerospace & Defense)	1,245	34,711
Trustmark Corp. (Banks)	1,660	45,750
Tupperware Brands Corp. (Household Durables)	1,245	81,385
UGI Corp. (Gas Utilities)	4,316	195,255
Umpqua Holdings Corp. (Banks)	5,478	82,444
United Natural Foods, Inc.* (Food & Staples Retailing)	1,245	49,850
United States Steel Corp. (Metals & Mining)	4,233	79,834
Urban Edge Properties (Real Estate Investment Trusts)	996	28,027
Valley National Bancorp (Banks)	6,308	61,377
Valmont Industries, Inc. (Construction & Engineering)	581	78,185
Vectren Corp. (Multi-Utilities)	2,075	104,165
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	2,739	43,112
ViaSat, Inc.* (Communications Equipment)	415	30,980
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	3,403	47,948
W.R. Berkley Corp. (Insurance)	2,490	143,822
Wabtec Corp. (Machinery)	913	74,546
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,079	19,595
Washington Federal, Inc. (Thrifts & Mortgage Finance)	913	24,359
Washington Prime Group, Inc. (Real Estate Investment Trusts)	4,648	57,542
Watsco, Inc. (Trading Companies & Distributors)	249	35,084
Webster Financial Corp. (Banks)	996	37,858
WellCare Health Plans, Inc.* (Health Care Providers & Services)	581	68,030
Werner Enterprises, Inc. (Road & Rail)	1,079	25,108
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	581	43,285
Westar Energy, Inc. (Electric Utilities)	3,569	202,542
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,992	52,708
WEX, Inc.* (IT Services)	415	44,857
WGL Holdings, Inc. (Gas Utilities)	581	36,429
Williams-Sonoma, Inc. (Specialty Retail)	996	50,876
Woodward, Inc. (Machinery)	747	46,673
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,743	80,631
Worthington Industries, Inc. (Metals & Mining)	1,079	51,824
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	8,632	113,856
TOTAL COMMON STOCKS (Cost $14,952,789)		19,957,001

TOTAL INVESTMENT SECURITIES (Cost $14,952,789) - 100.6%		19,957,001
Net other assets (liabilities) - (0.6)%		(109,910)

NET ASSETS - 100.0%		$19,847,091

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Mid-Cap Value invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$556,693	2.8%
Auto Components	103,738	0.5%
Automobiles	49,211	0.2%
Banks	1,163,902	5.9%
Beverages	12,887	0.1%
Capital Markets	303,662	1.5%
Chemicals	586,263	3.0%
Commercial Services & Supplies	254,659	1.3%
Communications Equipment	223,831	1.1%
Construction & Engineering	362,958	1.8%
Consumer Finance	79,981	0.4%
Containers & Packaging	359,616	1.8%
Diversified Consumer Services	116,671	0.6%
Electric Utilities	699,359	3.5%
Electrical Equipment	219,328	1.1%
Electronic Equipment, Instruments & Components	1,104,924	5.7%
Energy Equipment & Services	570,438	2.9%
Food & Staples Retailing	99,712	0.5%
Food Products	334,454	1.7%
Gas Utilities	642,779	3.2%
Health Care Equipment & Supplies	166,906	0.8%
Health Care Providers & Services	293,456	1.5%
Health Care Technology	33,886	0.2%
Hotels, Restaurants & Leisure	180,894	0.9%
Household Durables	167,244	0.8%
Household Products	45,613	0.2%
Independent Power & Renewable Electricity Producers	29,888	0.2%
Industrial Conglomerates	161,753	0.8%
Insurance	1,528,903	7.7%
Internet & Direct Marketing Retail	33,034	0.2%
Internet Software & Services	57,438	0.3%
IT Services	474,074	2.4%
Leisure Products	108,103	0.5%
Life Sciences Tools & Services	81,577	0.4%
Machinery	1,171,266	5.9%
Marine	82,548	0.4%
Media	330,852	1.7%
Metals & Mining	710,728	3.6%
Multiline Retail	122,691	0.6%
Multi-Utilities	381,670	1.9%
Oil, Gas & Consumable Fuels	899,602	4.5%
Paper & Forest Products	81,997	0.4%
Personal Products	117,231	0.6%
Pharmaceuticals	27,881	0.1%
Professional Services	174,029	0.9%
Real Estate Investment Trusts	1,964,236	9.9%
Road & Rail	332,305	1.7%
Semiconductors & Semiconductor Equipment	426,146	2.1%
Software	227,935	1.1%
Specialty Retail	795,039	4.1%
Technology Hardware, Storage & Peripherals	256,872	1.3%
Textiles, Apparel & Luxury Goods	114,935	0.6%
Thrifts & Mortgage Finance	196,798	1.0%
Trading Companies & Distributors	215,583	1.1%
Water Utilities	55,656	0.3%
Wireless Telecommunication Services	63,166	0.3%
Other**	(109,910)	(0.6)%
Total	$19,847,091	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Mid-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
A.O. Smith Corp. (Building Products)	2,384	$235,515
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,341	172,426
ACI Worldwide, Inc.* (Software)	3,725	72,191
Acxiom Corp.* (IT Services)	1,192	31,767
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	9,685	66,923
Akorn, Inc.* (Pharmaceuticals)	2,831	77,173
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,490	57,246
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	1,490	162,067
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,384	223,500
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,682	35,322
AMC Networks, Inc.* - Class A (Media)	1,937	100,453
American Campus Communities, Inc. (Real Estate Investment Trusts)	2,235	113,694
American Financial Group, Inc. (Insurance)	1,192	89,400
AmSurg Corp.* (Health Care Providers & Services)	1,788	119,885
ANSYS, Inc.* (Software)	2,831	262,179
AptarGroup, Inc. (Containers & Packaging)	1,192	92,273
Aqua America, Inc. (Water Utilities)	3,427	104,455
ARRIS International PLC* (Communications Equipment)	6,109	173,069
Ashland Global Holdings, Inc. (Chemicals)	1,043	120,936
Atmos Energy Corp. (Gas Utilities)	1,490	110,960
Avon Products, Inc. (Personal Products)	3,874	21,927
BancorpSouth, Inc. (Banks)	1,341	31,111
Bank of Hawaii Corp. (Banks)	894	64,922
Bank of the Ozarks, Inc. (Banks)	2,980	114,432
BE Aerospace, Inc. (Aerospace & Defense)	1,341	69,276
Belden, Inc. (Electronic Equipment, Instruments & Components)	745	51,398
Bio-Techne Corp. (Life Sciences Tools & Services)	1,192	130,523
Brinker International, Inc. (Hotels, Restaurants & Leisure)	745	37,570
Broadridge Financial Solutions, Inc. (IT Services)	3,874	262,619
Brocade Communications Systems, Inc. (Communications Equipment)	3,427	31,631
Brown & Brown, Inc. (Insurance)	2,384	89,901
Brunswick Corp. (Leisure Products)	1,341	65,414
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	596	83,881
Cable One, Inc. (Media)	149	87,016
Cadence Design Systems, Inc.* (Software)	9,387	239,650
CalAtlantic Group, Inc. (Household Durables)	1,341	44,843
Camden Property Trust (Real Estate Investment Trusts)	1,490	124,773
Care Capital Properties, Inc. (Real Estate Investment Trusts)	1,192	33,972
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,639	142,117
Casey’s General Stores, Inc. (Food & Staples Retailing)	745	89,512
Catalent, Inc.* (Pharmaceuticals)	2,086	53,902
Cathay General Bancorp (Banks)	1,490	45,862
CBOE Holdings, Inc. (Capital Markets)	2,682	173,928
CDK Global, Inc. (Software)	4,768	273,491
CEB, Inc. (Professional Services)	1,043	56,812
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,490	124,177
Chemical Financial Corp. (Banks)	1,341	59,178
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	447	65,418
Ciena Corp.* (Communications Equipment)	4,470	97,446
Cinemark Holdings, Inc. (Media)	1,490	57,037
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,937	102,952
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,682	141,770
Commerce Bancshares, Inc. (Banks)	1,490	73,397
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	4,321	135,723
CommVault Systems, Inc.* (Software)	745	39,582
Compass Minerals International, Inc. (Metals & Mining)	596	43,925
comScore, Inc.* (Internet Software & Services)	894	27,410
Convergys Corp. (IT Services)	3,129	95,184
Copart, Inc.* (Commercial Services & Supplies)	2,086	111,727
CoreLogic, Inc.* (IT Services)	1,788	70,125
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	298	39,402
Crane Co. (Machinery)	745	46,942
Curtiss-Wright Corp. (Aerospace & Defense)	596	54,302
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	1,937	94,041
Deluxe Corp. (Commercial Services & Supplies)	745	49,781
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,490	226,258
Donaldson Co., Inc. (Machinery)	1,788	66,746
Douglas Emmett, Inc. (Real Estate Investment Trusts)	2,831	103,700
DST Systems, Inc. (IT Services)	1,043	122,991
Duke Realty Corp. (Real Estate Investment Trusts)	5,364	146,598
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,980	155,198
Dycom Industries, Inc.* (Construction & Engineering)	1,043	85,297
Eagle Materials, Inc. (Construction Materials)	1,490	115,177
East West Bancorp, Inc. (Banks)	2,980	109,396
Eaton Vance Corp. (Capital Markets)	1,788	69,821
Edgewell Personal Care Co.* (Personal Products)	745	59,242

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Education Realty Trust, Inc. (Real Estate Investment Trusts)	2,384	$102,846
Energizer Holdings, Inc. (Household Products)	894	44,664
EPR Properties (Real Estate Investment Trusts)	894	70,394
Equity One, Inc. (Real Estate Investment Trusts)	2,980	91,218
FactSet Research Systems, Inc. (Capital Markets)	1,341	217,376
Fair Isaac Corp. (Software)	1,043	129,947
Federated Investors, Inc. - Class B (Capital Markets)	1,490	44,149
First Horizon National Corp. (Banks)	7,450	113,464
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	2,384	67,276
Flowers Foods, Inc. (Food Products)	5,811	87,862
Fortinet, Inc.* (Software)	4,768	176,082
Fulton Financial Corp. (Banks)	2,533	36,779
Gartner, Inc.* (IT Services)	2,682	237,223
Gentex Corp. (Auto Components)	5,662	99,425
Graco, Inc. (Machinery)	1,192	88,208
Halyard Health, Inc.* (Health Care Equipment & Supplies)	596	20,657
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	3,725	126,874
Helen of Troy, Ltd.* (Household Durables)	894	77,036
Herman Miller, Inc. (Commercial Services & Supplies)	894	25,568
Highwoods Properties, Inc. (Real Estate Investment Trusts)	1,639	85,425
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,192	73,880
Hubbell, Inc. (Electrical Equipment)	745	80,266
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	745	114,298
IDACORP, Inc. (Electric Utilities)	745	58,319
IDEX Corp. (Machinery)	1,341	125,477
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,831	319,139
Ingredion, Inc. (Food Products)	1,043	138,782
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,321	99,815
InterDigital, Inc. (Communications Equipment)	447	35,402
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	1,192	98,161
ITT, Inc. (Machinery)	1,192	42,721
j2 Global, Inc. (Internet Software & Services)	1,490	99,249
Jack Henry & Associates, Inc. (IT Services)	2,533	216,698
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	596	57,180
Janus Capital Group, Inc. (Capital Markets)	2,384	33,400
JetBlue Airways Corp.* (Airlines)	10,430	179,813
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,490	169,547
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,490	25,524
KBR, Inc. (Construction & Engineering)	1,788	27,052
Kilroy Realty Corp. (Real Estate Investment Trusts)	1,788	123,998
Lamar Advertising Co. - Class A (Real Estate Investment Trusts)	2,682	175,160
Lancaster Colony Corp. (Food Products)	447	59,044
Leidos Holdings, Inc. (IT Services)	1,788	77,385
Lennox International, Inc. (Building Products)	1,192	187,180
Life Storage, Inc. (Real Estate Investment Trusts)	1,490	132,521
LivaNova PLC* (Health Care Equipment & Supplies)	1,490	89,564
Live Nation Entertainment, Inc.* (Media)	1,788	49,134
Louisiana-Pacific Corp.* (Paper & Forest Products)	2,980	56,113
Manhattan Associates, Inc.* (Software)	2,235	128,781
MarketAxess Holdings, Inc. (Capital Markets)	1,192	197,383
MAXIMUS, Inc. (IT Services)	2,086	117,984
MB Financial, Inc. (Banks)	1,490	56,680
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	4,321	63,821
MEDNAX, Inc.* (Health Care Providers & Services)	2,980	197,426
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	3,576	150,121
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	1,639	154,050
Minerals Technologies, Inc. (Chemicals)	745	52,664
Molina Healthcare, Inc.* (Health Care Providers & Services)	745	43,448
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,192	95,956
MSCI, Inc. - Class A (Capital Markets)	2,980	250,142
National Fuel Gas Co. (Gas Utilities)	1,043	56,395
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,639	46,548
National Retail Properties, Inc. (Real Estate Investment Trusts)	2,235	113,650
NeuStar, Inc.* - Class A (IT Services)	894	23,771
NewMarket Corp. (Chemicals)	149	63,969
Nordson Corp. (Machinery)	894	89,069
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,639	109,256
NVR, Inc.* (Household Durables)	149	244,340
Old Dominion Freight Line, Inc.* (Road & Rail)	1,192	81,783
Old Republic International Corp. (Insurance)	7,897	139,145
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	3,129	110,923
Packaging Corp. of America (Containers & Packaging)	2,980	242,154
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	745	145,066
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,639	113,829
Plantronics, Inc. (Communications Equipment)	745	38,710
Polaris Industries, Inc. (Leisure Products)	1,043	80,770
PolyOne Corp. (Chemicals)	1,341	45,339
Pool Corp. (Distributors)	1,341	126,751
Post Holdings, Inc.* (Food Products)	2,086	160,977
Post Properties, Inc. (Real Estate Investment Trusts)	894	59,120

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Potlatch Corp. (Real Estate Investment Trusts)	596	$23,178
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,639	79,115
Primerica, Inc. (Insurance)	894	47,409
PrivateBancorp, Inc. (Banks)	2,533	116,315
PTC, Inc.* (Software)	2,086	92,431
Rackspace Hosting, Inc.* (Internet Software & Services)	1,639	51,940
Raymond James Financial, Inc. (Capital Markets)	1,788	104,079
Regency Centers Corp. (Real Estate Investment Trusts)	3,427	265,557
RenaissanceRe Holdings, Ltd. (Insurance)	596	71,615
ResMed, Inc. (Health Care Equipment & Supplies)	4,470	289,611
Restoration Hardware Holdings, Inc.* (Specialty Retail)	1,192	41,219
Rollins, Inc. (Commercial Services & Supplies)	3,129	91,617
RPM International, Inc. (Chemicals)	2,235	120,064
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,235	57,395
SEI Investments Co. (Capital Markets)	4,321	197,081
Sensient Technologies Corp. (Chemicals)	745	56,471
Service Corp. International (Diversified Consumer Services)	6,258	166,087
Signature Bank* (Banks)	1,788	211,789
Silgan Holdings, Inc. (Containers & Packaging)	745	37,690
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	894	52,567
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	4,321	98,951
Snyder’s-Lance, Inc. (Food Products)	1,639	55,038
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	4,470	92,305
STERIS PLC (Health Care Equipment & Supplies)	2,831	206,946
SVB Financial Group* (Banks)	1,639	181,175
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,192	69,827
Synopsys, Inc.* (Software)	3,278	194,549
Synovus Financial Corp. (Banks)	2,086	67,858
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	1,937	75,466
Taubman Centers, Inc. (Real Estate Investment Trusts)	894	66,523
Teleflex, Inc. (Health Care Equipment & Supplies)	894	150,237
Tempur Sealy International, Inc.* (Household Durables)	1,639	92,997
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,490	58,155
The Boston Beer Co., Inc.* - Class A (Beverages)	149	23,134
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	745	37,295
The Hain Celestial Group, Inc.* (Food Products)	1,937	68,918
The Scotts Miracle-Gro Co. - Class A (Chemicals)	894	74,443
The Toro Co. (Machinery)	3,576	167,501
The Ultimate Software Group, Inc.* (Software)	894	182,725
The Valspar Corp. (Chemicals)	1,341	142,241
The Wendy’s Co. (Hotels, Restaurants & Leisure)	6,556	70,805
The WhiteWave Foods Co.* (Food Products)	5,662	308,183
Thor Industries, Inc. (Automobiles)	745	63,102
Toll Brothers, Inc.* (Household Durables)	4,917	146,822
Tootsie Roll Industries, Inc. (Food Products)	298	10,975
TreeHouse Foods, Inc.* (Food Products)	894	77,948
TRI Pointe Group, Inc.* (Household Durables)	2,533	33,385
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	3,278	93,620
Tyler Technologies, Inc.* (Software)	1,043	178,593
United Therapeutics Corp.* (Biotechnology)	1,341	158,345
Urban Edge Properties (Real Estate Investment Trusts)	1,639	46,121
VCA, Inc.* (Health Care Providers & Services)	2,533	177,259
ViaSat, Inc.* (Communications Equipment)	894	66,737
Vista Outdoor, Inc.* (Leisure Products)	1,937	77,209
Wabtec Corp. (Machinery)	1,788	145,990
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,192	21,647
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,788	47,704
Watsco, Inc. (Trading Companies & Distributors)	596	83,976
WebMD Health Corp.* (Internet Software & Services)	1,192	59,242
Webster Financial Corp. (Banks)	1,639	62,298
Weingarten Realty Investors (Real Estate Investment Trusts)	3,725	145,201
WellCare Health Plans, Inc.* (Health Care Providers & Services)	596	69,786
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,490	111,005
WEX, Inc.* (IT Services)	745	80,527
WGL Holdings, Inc. (Gas Utilities)	894	56,054
Williams-Sonoma, Inc. (Specialty Retail)	1,341	68,498
WisdomTree Investments, Inc. (Capital Markets)	3,725	38,330
Woodward, Inc. (Machinery)	745	46,548
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	1,639	114,090
TOTAL COMMON STOCKS (Cost $17,026,203)		23,058,690

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.37%-0.42%, dated 9/30/16, due 10/3/16, total to be received $13,000	$13,000	$13,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,000)		13,000

TOTAL INVESTMENT SECURITIES (Cost $17,039,203) - 100.1%		23,071,690
Net other assets (liabilities) - (0.1)%		(17,669)

NET ASSETS - 100.0%		$23,054,021

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Mid-Cap Growth invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$237,876	1.0%
Airlines	179,813	0.8%
Auto Components	99,425	0.4%
Automobiles	63,102	0.3%
Banks	1,344,656	5.8%
Beverages	23,134	0.1%
Biotechnology	158,345	0.7%
Building Products	422,695	1.8%
Capital Markets	1,347,336	5.9%
Chemicals	676,127	3.0%
Commercial Services & Supplies	278,693	1.2%
Communications Equipment	442,995	1.9%
Construction & Engineering	112,349	0.5%
Construction Materials	115,177	0.5%
Containers & Packaging	372,117	1.6%
Distributors	126,751	0.5%
Diversified Consumer Services	166,087	0.7%
Electric Utilities	58,319	0.3%
Electrical Equipment	80,266	0.3%
Electronic Equipment, Instruments & Components	545,587	2.4%
Food & Staples Retailing	181,817	0.8%
Food Products	967,727	4.1%
Gas Utilities	223,409	0.9%
Health Care Equipment & Supplies	1,766,221	7.6%
Health Care Providers & Services	607,804	2.6%
Health Care Technology	35,322	0.2%
Hotels, Restaurants & Leisure	976,228	4.2%
Household Durables	639,423	2.8%
Household Products	44,664	0.2%
Insurance	437,470	1.9%
Internet Software & Services	237,841	1.0%
IT Services	1,336,274	5.8%
Leisure Products	223,393	1.0%
Life Sciences Tools & Services	368,529	1.6%
Machinery	819,202	3.6%
Media	293,640	1.3%
Metals & Mining	43,925	0.2%
Paper & Forest Products	56,113	0.2%
Personal Products	81,169	0.4%
Pharmaceuticals	210,190	0.9%
Professional Services	56,812	0.2%
Real Estate Investment Trusts	3,013,890	13.1%
Real Estate Management & Development	226,793	1.0%
Road & Rail	81,783	0.4%
Semiconductors & Semiconductor Equipment	638,161	2.8%
Software	1,970,201	8.5%
Specialty Retail	167,112	0.7%
Textiles, Apparel & Luxury Goods	266,592	1.2%
Thrifts & Mortgage Finance	47,704	0.2%
Trading Companies & Distributors	83,976	0.4%
Water Utilities	104,455	0.5%
Other**	(4,669)	NM
Total	$23,054,021	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Small-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.4%)
A. Schulman, Inc. (Chemicals)	2,706	$78,799
AAR Corp. (Aerospace & Defense)	2,952	92,457
Abaxis, Inc. (Health Care Equipment & Supplies)	861	44,445
ABM Industries, Inc. (Commercial Services & Supplies)	5,166	205,090
Actuant Corp. - Class A (Machinery)	5,412	125,775
Adeptus Health, Inc.* - Class A (Health Care Providers & Services)	492	21,181
ADTRAN, Inc. (Communications Equipment)	4,428	84,752
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,353	64,024
Aegion Corp.* (Construction & Engineering)	3,198	60,985
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,845	32,435
Aerovironment, Inc.* (Aerospace & Defense)	1,845	45,036
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	738	8,207
Agree Realty Corp. (Real Estate Investment Trusts)	861	42,568
Air Methods Corp.* (Health Care Providers & Services)	1,476	46,479
AK Steel Holding Corp.* (Metals & Mining)	10,947	52,874
Alamo Group, Inc. (Machinery)	369	24,313
Albany International Corp. - Class A (Machinery)	1,353	57,340
ALLETE, Inc. (Electric Utilities)	4,551	271,331
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,353	33,163
Amedisys, Inc.* (Health Care Providers & Services)	1,107	52,516
American Assets Trust, Inc. (Real Estate Investment Trusts)	1,107	48,022
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	3,567	61,424
American Equity Investment Life Holding Co. (Insurance)	8,118	143,931
American Public Education, Inc.* (Diversified Consumer Services)	1,476	29,240
American States Water Co. (Water Utilities)	1,230	49,262
American Vanguard Corp. (Chemicals)	1,230	19,754
Analogic Corp. (Health Care Equipment & Supplies)	615	54,489
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	2,706	47,463
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	369	24,483
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	492	23,542
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	2,583	166,603
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	3,567	166,722
ArcBest Corp. (Road & Rail)	2,214	42,110
Archrock, Inc. (Energy Equipment & Services)	6,396	83,660
Arctic Cat, Inc. (Leisure Products)	1,230	19,053
Asbury Automotive Group, Inc.* (Specialty Retail)	984	54,779
Astec Industries, Inc. (Machinery)	1,722	103,096
Astoria Financial Corp. (Thrifts & Mortgage Finance)	8,364	122,114
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	2,337	100,070
ATN International, Inc. (Diversified Telecommunication Services)	492	32,000
Atwood Oceanics, Inc. (Energy Equipment & Services)	5,535	48,099
Avista Corp. (Multi-Utilities)	5,904	246,728
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	861	28,852
Banc of California, Inc. (Banks)	1,230	21,476
Barnes & Noble Education, Inc.* (Specialty Retail)	3,567	34,136
Barnes & Noble, Inc. (Specialty Retail)	5,166	58,376
Barnes Group, Inc. (Machinery)	2,091	84,790
Basic Energy Services, Inc.* (Energy Equipment & Services)	3,444	2,856
Bel Fuse, Inc. - Class B (Communications Equipment)	861	20,785
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	5,904	75,040
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	4,551	113,547
Big 5 Sporting Goods Corp. (Specialty Retail)	1,599	21,778
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	123	53,630
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	5,535	30,775
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	738	26,236
Black Box Corp. (Communications Equipment)	1,353	18,807
Blucora, Inc.* (Internet Software & Services)	3,567	39,950
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	1,845	70,664
Boise Cascade Co.* (Paper & Forest Products)	3,567	90,602
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,813	3,889
Boston Private Financial Holdings, Inc. (Banks)	7,626	97,842
Bottomline Technologies, Inc.* (Software)	1,599	37,273
Brady Corp. - Class A (Commercial Services & Supplies)	2,214	76,627
Briggs & Stratton Corp. (Machinery)	3,936	73,406
Bristow Group, Inc. (Energy Equipment & Services)	2,952	41,387
Brookline Bancorp, Inc. (Banks)	2,583	31,487
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	6,273	85,376
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	2,214	117,142

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CACI International, Inc.* - Class A (IT Services)	2,214	$223,392
Calamos Asset Management, Inc. - Class A (Capital Markets)	1,476	10,066
CalAmp Corp.* (Communications Equipment)	1,353	18,874
Caleres, Inc. (Specialty Retail)	3,936	99,541
Calgon Carbon Corp. (Chemicals)	4,674	70,905
California Water Service Group (Water Utilities)	3,321	106,570
Callaway Golf Co. (Leisure Products)	3,075	35,700
Capella Education Co. (Diversified Consumer Services)	1,107	64,250
Capstead Mortgage Corp. (Real Estate Investment Trusts)	8,856	83,512
CARBO Ceramics, Inc. (Energy Equipment & Services)	1,722	18,839
Cardinal Financial Corp. (Banks)	861	22,463
Cardtronics PLC* - Class A (IT Services)	1,107	49,372
Career Education Corp.* (Diversified Consumer Services)	5,904	40,088
CareTrust REIT, Inc. (Real Estate Investment Trusts)	1,476	21,815
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,091	84,936
Cavco Industries, Inc.* (Household Durables)	246	24,366
CDI Corp. (Professional Services)	1,230	6,974
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	2,706	19,483
Celadon Group, Inc. (Road & Rail)	2,583	22,575
Central Garden & Pet Co.* (Household Products)	861	22,386
Central Garden & Pet Co.* - Class A (Household Products)	3,075	76,260
Central Pacific Financial Corp. (Banks)	1,107	27,885
Century Aluminum Co.* (Metals & Mining)	4,551	31,629
Chart Industries, Inc.* (Machinery)	2,829	92,876
Chesapeake Lodging Trust (Real Estate Investment Trusts)	5,535	126,752
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	615	17,183
Ciber, Inc.* (IT Services)	6,765	7,780
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	6,765	27,601
CIRCOR International, Inc. (Machinery)	1,476	87,911
City Holding Co. (Banks)	615	30,928
Clearwater Paper Corp.* (Paper & Forest Products)	1,599	103,407
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,658	30,780
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,230	45,276
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	984	108,771
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	861	10,108
Columbia Banking System, Inc. (Banks)	1,476	48,295
Community Bank System, Inc. (Banks)	1,845	88,763
Computer Programs & Systems, Inc. (Health Care Technology)	492	12,822
Comtech Telecommunications Corp. (Communications Equipment)	2,091	26,786
CONMED Corp. (Health Care Equipment & Supplies)	861	34,492
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	2,583	65,195
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	2,091	21,370
Cooper-Standard Holding, Inc.* (Auto Components)	984	97,218
Core-Mark Holding Co., Inc. (Distributors)	1,968	70,454
Cousins Properties, Inc. (Real Estate Investment Trusts)	8,118	84,752
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	6,765	56,150
CryoLife, Inc. (Health Care Equipment & Supplies)	1,353	23,772
CSG Systems International, Inc. (IT Services)	738	30,502
CTS Corp. (Electronic Equipment, Instruments & Components)	3,075	57,195
Cubic Corp. (Aerospace & Defense)	2,337	109,395
Customers Bancorp, Inc.* (Banks)	2,337	58,799
CVB Financial Corp. (Banks)	2,952	51,985
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	3,690	35,203
Darling Ingredients, Inc.* (Food Products)	15,129	204,392
DHI Group, Inc.* (Internet Software & Services)	1,599	12,616
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	8,487	77,232
Digi International, Inc.* (Communications Equipment)	984	11,218
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	2,829	47,414
DineEquity, Inc. (Hotels, Restaurants & Leisure)	984	77,923
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	3,567	76,120
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	738	20,671
Dorman Products, Inc.* (Auto Components)	861	55,018
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	1,968	23,636
DTS, Inc. (Electronic Equipment, Instruments & Components)	738	31,395
DXP Enterprises, Inc.* (Trading Companies & Distributors)	1,230	34,674
EastGroup Properties, Inc. (Real Estate Investment Trusts)	1,476	108,575
Echo Global Logistics, Inc.* (Air Freight & Logistics)	2,583	59,564
eHealth, Inc.* (Insurance)	984	11,031
El Paso Electric Co. (Electric Utilities)	3,690	172,581
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,968	24,777
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	2,952	16,649
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	1,353	66,189
Enanta Pharmaceuticals, Inc.* (Biotechnology)	1,230	32,730
Encore Capital Group, Inc.* (Consumer Finance)	2,214	49,771
Encore Wire Corp. (Electrical Equipment)	1,845	67,841

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Engility Holdings, Inc.* (Aerospace & Defense)	1,599	$50,369
Enova International, Inc.* (Consumer Finance)	2,091	20,241
EnPro Industries, Inc. (Machinery)	1,968	111,822
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	246	23,225
Era Group, Inc.* (Energy Equipment & Services)	1,845	14,852
ESCO Technologies, Inc. (Machinery)	1,107	51,387
Essendant, Inc. (Commercial Services & Supplies)	3,444	70,671
Ethan Allen Interiors, Inc. (Household Durables)	2,337	73,079
Exar Corp.* (Semiconductors & Semiconductor Equipment)	2,091	19,467
Express, Inc.* (Specialty Retail)	7,257	85,560
Exterran Corp.* (Energy Equipment & Services)	2,829	44,359
EZCORP, Inc.* - Class A (Consumer Finance)	4,428	48,974
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,476	53,062
Federal Signal Corp. (Machinery)	1,599	21,203
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	1,230	29,520
First BanCorp.* (Banks)	10,578	55,006
First Commonwealth Financial Corp. (Banks)	2,829	28,545
First Financial Bancorp (Banks)	5,658	123,571
First NBC Bank Holding Co.* (Banks)	615	5,806
FirstCash, Inc. (Consumer Finance)	4,428	208,469
Five Below, Inc.* (Specialty Retail)	2,952	118,936
Flotek Industries, Inc.* (Chemicals)	4,674	67,960
Forestar Group, Inc.* (Real Estate Management & Development)	1,353	15,844
Forrester Research, Inc. (IT Services)	369	14,354
Forward Air Corp. (Air Freight & Logistics)	861	37,247
Franklin Electric Co., Inc. (Machinery)	2,091	85,125
Franklin Street Properties Corp. (Real Estate Investment Trusts)	9,840	123,984
Fred’s, Inc. - Class A (Multiline Retail)	3,198	28,974
FTD Cos., Inc.* (Internet & Direct Marketing Retail)	1,599	32,891
FutureFuel Corp. (Chemicals)	2,091	23,586
G & K Services, Inc. - Class A (Commercial Services & Supplies)	984	93,962
Gannett Co., Inc. (Media)	10,701	124,559
General Cable Corp. (Electrical Equipment)	4,551	68,174
Genesco, Inc.* (Specialty Retail)	1,968	107,177
Geospace Technologies Corp.* (Energy Equipment & Services)	1,230	23,960
Getty Realty Corp. (Real Estate Investment Trusts)	738	17,660
Gibraltar Industries, Inc.* (Building Products)	1,599	59,403
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,353	39,440
Glacier Bancorp, Inc. (Banks)	2,337	66,651
Government Properties Income Trust (Real Estate Investment Trusts)	4,428	100,161
Great Western Bancorp, Inc. (Banks)	2,460	81,967
Green Dot Corp.* - Class A (Consumer Finance)	3,936	90,764
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	3,321	87,010
Greenhill & Co., Inc. (Capital Markets)	1,599	37,688
Group 1 Automotive, Inc. (Specialty Retail)	1,845	117,859
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	1,230	11,316
GulfMark Offshore, Inc.* - Class A (Energy Equipment & Services)	1,845	3,100
H.B. Fuller Co. (Chemicals)	4,674	217,201
Haemonetics Corp.* (Health Care Equipment & Supplies)	2,706	97,983
Harmonic, Inc.* (Communications Equipment)	7,134	42,305
Harsco Corp. (Machinery)	7,380	73,283
Harte-Hanks, Inc. (Media)	4,305	6,974
Haverty Furniture Cos., Inc. (Specialty Retail)	1,722	34,509
Hawkins, Inc. (Chemicals)	861	37,307
Haynes International, Inc. (Metals & Mining)	1,107	41,081
HCI Group, Inc. (Insurance)	369	11,203
HealthEquity, Inc.* (Health Care Providers & Services)	1,722	65,178
Healthways, Inc.* (Health Care Providers & Services)	2,952	78,110
Heartland Express, Inc. (Road & Rail)	1,968	37,156
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	9,594	77,999
Hibbett Sports, Inc.* (Specialty Retail)	2,091	83,431
Hillenbrand, Inc. (Machinery)	1,845	58,376
HMS Holdings Corp.* (Health Care Technology)	7,749	171,795
Horace Mann Educators Corp. (Insurance)	3,690	135,238
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	2,952	16,236
Hub Group, Inc.* - Class A (Air Freight & Logistics)	3,075	125,337
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	5,166	41,948
ICU Medical, Inc.* (Health Care Equipment & Supplies)	369	46,634
Independent Bank Corp. (Banks)	738	39,918
Infinity Property & Casualty Corp. (Insurance)	984	81,308
Innophos Holdings, Inc. (Chemicals)	1,845	72,010
Inogen, Inc.* (Health Care Equipment & Supplies)	615	36,839
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	3,321	108,099
Insperity, Inc. (Professional Services)	738	53,608
Integer Holdings Corp.* (Health Care Equipment & Supplies)	984	21,343
Inteliquent, Inc. (Diversified Telecommunication Services)	1,722	27,793
Inter Parfums, Inc. (Personal Products)	1,599	51,600
Interactive Brokers Group, Inc. - Class A (Capital Markets)	1,968	69,412
Interactive Intelligence Group, Inc.* (Software)	861	51,781
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	9,840	168,952
INTL FCStone, Inc.* (Capital Markets)	1,353	52,564
Intrepid Potash, Inc.* (Chemicals)	5,166	5,838

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Invacare Corp. (Health Care Equipment & Supplies)	2,952	$32,974
Investment Technology Group, Inc. (Capital Markets)	1,353	23,190
Iridium Communications, Inc.* (Diversified Telecommunication Services)	7,380	59,852
iRobot Corp.* (Household Durables)	1,353	59,505
Itron, Inc.* (Electronic Equipment, Instruments & Components)	3,075	171,461
Ixia* (Communications Equipment)	2,091	26,138
J & J Snack Foods Corp. (Food Products)	492	58,607
Kaiser Aluminum Corp. (Metals & Mining)	615	53,191
Kaman Corp. - Class A (Trading Companies & Distributors)	2,460	108,043
KapStone Paper & Packaging Corp. (Paper & Forest Products)	2,706	51,198
Kelly Services, Inc. - Class A (Professional Services)	2,706	52,009
Kindred Healthcare, Inc. (Health Care Providers & Services)	7,872	80,452
Kirkland’s, Inc.* (Specialty Retail)	1,353	16,480
Kite Realty Group Trust (Real Estate Investment Trusts)	7,626	211,393
Knight Transportation, Inc. (Road & Rail)	3,075	88,222
Koppers Holdings, Inc.* (Chemicals)	1,845	59,372
Kraton Performance Polymers, Inc.* (Chemicals)	2,829	99,128
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	6,519	84,291
Landauer, Inc. (Health Care Providers & Services)	246	10,942
La-Z-Boy, Inc. (Household Durables)	2,337	57,397
Lexington Realty Trust (Real Estate Investment Trusts)	19,680	202,704
Lindsay Corp. (Machinery)	984	72,796
Liquidity Services, Inc.* (Internet Software & Services)	2,214	24,885
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	615	79,218
LivePerson, Inc.* (Internet Software & Services)	3,198	26,895
LSB Industries, Inc.* (Chemicals)	1,845	15,830
LTC Properties, Inc. (Real Estate Investment Trusts)	1,353	70,342
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	2,460	48,388
Lumentum Holdings, Inc.* (Communications Equipment)	2,952	123,304
Lumos Networks Corp.* (Diversified Telecommunication Services)	2,214	30,996
M.D.C. Holdings, Inc. (Household Durables)	1,845	47,601
M/I Homes, Inc.* (Household Durables)	1,230	28,991
Magellan Health, Inc.* (Health Care Providers & Services)	2,214	118,958
Maiden Holdings, Ltd. (Insurance)	3,567	45,265
ManTech International Corp. - Class A (IT Services)	2,337	88,082
MarineMax, Inc.* (Specialty Retail)	984	20,615
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	2,214	162,330
Marten Transport, Ltd. (Road & Rail)	2,091	43,911
Materion Corp. (Metals & Mining)	1,845	56,660
Matrix Service Co.* (Energy Equipment & Services)	1,230	23,075
Medifast, Inc. (Personal Products)	615	23,241
Mercury Systems, Inc.* (Aerospace & Defense)	1,353	33,243
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,230	23,727
MicroStrategy, Inc.* - Class A (Software)	369	61,785
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,460	122,335
Mobile Mini, Inc. (Commercial Services & Supplies)	1,968	59,434
Monotype Imaging Holdings, Inc. (Software)	1,599	35,354
Monster Worldwide, Inc.* (Internet Software & Services)	4,059	14,653
Moog, Inc.* - Class A (Aerospace & Defense)	2,952	175,762
Motorcar Parts of America, Inc.* (Auto Components)	738	21,240
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	1,353	29,062
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	738	33,970
Mueller Industries, Inc. (Machinery)	5,289	171,469
Multi-Color Corp. (Commercial Services & Supplies)	369	24,354
Myers Industries, Inc. (Containers & Packaging)	1,968	25,564
MYR Group, Inc.* (Construction & Engineering)	1,476	44,428
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	1,353	30,226
National Presto Industries, Inc. (Aerospace & Defense)	246	21,596
Navigant Consulting, Inc.* (Professional Services)	2,091	42,280
NBT Bancorp, Inc. (Banks)	1,968	64,688
Neenah Paper, Inc. (Paper & Forest Products)	615	48,591
NETGEAR, Inc.* (Communications Equipment)	1,107	66,962
Newpark Resources, Inc.* (Energy Equipment & Services)	7,749	57,033
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,214	5,934
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	9,471	148,790
Northwest Natural Gas Co. (Gas Utilities)	2,583	155,264
OFG Bancorp (Banks)	4,059	41,036
Old National Bancorp (Banks)	12,423	174,667
Olympic Steel, Inc. (Metals & Mining)	861	19,028
Orion Marine Group, Inc.* (Construction & Engineering)	2,583	17,694
Oritani Financial Corp. (Thrifts & Mortgage Finance)	1,107	17,402
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	615	41,636
P.H. Glatfelter Co. (Paper & Forest Products)	4,059	87,999
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	1,722	29,911
Parkway Properties, Inc. (Real Estate Investment Trusts)	7,626	129,718
Patrick Industries, Inc.* (Building Products)	246	15,232

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,476	$98,980
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	3,936	90,646
Perficient, Inc.* (IT Services)	1,599	32,220
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	1,107	21,343
PetMed Express, Inc. (Internet & Direct Marketing Retail)	738	14,967
PharMerica Corp.* (Health Care Providers & Services)	2,829	79,410
Pioneer Energy Services Corp.* (Energy Equipment & Services)	5,904	23,852
Piper Jaffray Cos.* (Capital Markets)	1,353	65,350
Plexus Corp.* (Electronic Equipment, Instruments & Components)	3,075	143,849
Powell Industries, Inc. (Electrical Equipment)	738	29,557
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	984	62,022
PRA Group, Inc.* (Consumer Finance)	1,476	50,981
ProAssurance Corp. (Insurance)	2,214	116,191
Progress Software Corp.* (Software)	1,722	46,838
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	5,535	117,508
PS Business Parks, Inc. (Real Estate Investment Trusts)	738	83,815
Quaker Chemical Corp. (Chemicals)	615	65,147
Quality Systems, Inc. (Health Care Technology)	1,968	22,278
Qualys, Inc.* (Software)	738	28,184
Quanex Building Products Corp. (Building Products)	1,107	19,107
QuinStreet, Inc.* (Internet Software & Services)	3,321	10,029
Quorum Health Corp.* (Health Care Providers & Services)	1,599	10,026
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	19,065	299,701
Raven Industries, Inc. (Industrial Conglomerates)	2,460	56,654
Rayonier Advanced Materials, Inc. (Chemicals)	3,936	52,624
RE/MAX Holdings, Inc. (Real Estate Management & Development)	1,107	48,464
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	615	27,638
Regis Corp.* (Diversified Consumer Services)	3,198	40,135
Rent-A-Center, Inc. (Specialty Retail)	4,920	62,189
Resources Connection, Inc. (Professional Services)	1,353	20,214
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	492	41,702
Roadrunner Transportation Systems, Inc.* (Road & Rail)	2,829	22,575
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,583	83,121
Rogers Corp.* (Electronic Equipment, Instruments & Components)	1,722	105,180
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	5,535	13,838
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	984	17,456
S&T Bancorp, Inc. (Banks)	1,107	32,092
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	6,027	151,760
Safety Insurance Group, Inc. (Insurance)	1,353	90,949
Saia, Inc.* (Road & Rail)	2,337	70,017
Sanderson Farms, Inc. (Food Products)	1,845	177,729
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	6,765	192,599
Saul Centers, Inc. (Real Estate Investment Trusts)	492	32,767
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	2,337	85,301
Scholastic Corp. (Media)	2,460	96,826
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	2,829	109,086
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	1,968	20,172
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	2,460	27,724
SEACOR Holdings, Inc.* (Energy Equipment & Services)	1,476	87,807
Select Comfort Corp.* (Specialty Retail)	1,599	34,538
Select Medical Holdings Corp.* (Health Care Providers & Services)	9,840	132,839
Selective Insurance Group, Inc. (Insurance)	2,460	98,056
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	3,690	102,324
Seneca Foods Corp.* - Class A (Food Products)	615	17,368
Shoe Carnival, Inc. (Specialty Retail)	1,353	36,071
Shutterstock, Inc.* (Internet Software & Services)	984	62,682
Simpson Manufacturing Co., Inc. (Building Products)	1,476	64,870
SkyWest, Inc. (Airlines)	4,797	126,689
Sonic Automotive, Inc. - Class A (Specialty Retail)	2,460	46,248
South Jersey Industries, Inc. (Gas Utilities)	7,380	218,079
Southside Bancshares, Inc. (Banks)	2,214	71,247
SpartanNash Co. (Food & Staples Retailing)	3,444	99,601
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	4,305	20,104
Spire, Inc. (Gas Utilities)	4,182	266,561
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,845	32,878
SPX Corp.* (Machinery)	3,813	76,794
SPX FLOW, Inc.* (Machinery)	3,813	117,898
Stage Stores, Inc. (Specialty Retail)	2,337	13,111
Standard Motor Products, Inc. (Auto Components)	1,845	88,117
Standex International Corp. (Machinery)	369	34,269
Stein Mart, Inc. (Specialty Retail)	2,829	17,964
Stepan Co. (Chemicals)	1,845	134,058
Sterling Bancorp (Banks)	3,936	68,880
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	2,583	89,268
Stewart Information Services Corp. (Insurance)	2,091	92,945
Stillwater Mining Co.* (Metals & Mining)	11,193	149,539
Strayer Education, Inc.* (Diversified Consumer Services)	984	45,933
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	2,214	29,136

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SunCoke Energy, Inc. (Metals & Mining)	5,904	$47,350
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,722	40,243
Superior Industries International, Inc. (Auto Components)	2,091	60,974
SUPERVALU, Inc.* (Food & Staples Retailing)	11,562	57,694
Sykes Enterprises, Inc.* (IT Services)	1,107	31,140
Tailored Brands, Inc. (Specialty Retail)	4,428	69,520
Tangoe, Inc.* (Software)	2,091	17,251
Team, Inc.* (Commercial Services & Supplies)	1,722	56,327
TeleTech Holdings, Inc. (IT Services)	369	10,697
Tennant Co. (Machinery)	861	55,793
Tesco Corp. (Energy Equipment & Services)	4,305	35,129
Tetra Tech, Inc. (Commercial Services & Supplies)	5,289	187,601
TETRA Technologies, Inc.* (Energy Equipment & Services)	3,936	24,049
Texas Capital Bancshares, Inc.* (Banks)	1,845	101,327
The Andersons, Inc. (Food & Staples Retailing)	2,460	89,003
The Brink’s Co. (Commercial Services & Supplies)	4,059	150,508
The Buckle, Inc. (Specialty Retail)	2,583	62,069
The Cato Corp. - Class A (Specialty Retail)	2,337	76,864
The Chemours Co. (Chemicals)	16,728	267,648
The Children’s Place, Inc. (Specialty Retail)	1,722	137,537
The E.W. Scripps Co.* - Class A (Media)	2,952	46,937
The Ensign Group, Inc. (Health Care Providers & Services)	1,353	27,236
The Finish Line, Inc. - Class A (Specialty Retail)	3,813	88,004
The GEO Group, Inc. (Real Estate Investment Trusts)	6,888	163,797
The Greenbrier Cos., Inc. (Machinery)	2,583	91,180
The Marcus Corp. (Hotels, Restaurants & Leisure)	738	18,480
The Medicines Co.* (Pharmaceuticals)	2,583	97,483
The Navigators Group, Inc. (Insurance)	984	95,369
The Providence Service Corp.* (Health Care Providers & Services)	492	23,926
Tidewater, Inc. (Energy Equipment & Services)	4,305	12,140
Tile Shop Holdings, Inc.* (Specialty Retail)	861	14,250
TimkenSteel Corp.* (Metals & Mining)	3,567	37,275
Titan International, Inc. (Machinery)	4,059	41,077
TiVo Corp.* (Software)	11,193	218,040
Tompkins Financial Corp. (Banks)	369	28,195
TopBuild Corp.* (Household Durables)	1,476	49,003
Tredegar Corp. (Chemicals)	2,337	43,445
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	8,856	62,789
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	6,642	76,051
Tuesday Morning Corp.* (Multiline Retail)	4,059	24,273
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	2,214	103,084
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	2,214	51,099
UMB Financial Corp. (Banks)	4,059	241,308
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	1,353	39,819
UniFirst Corp. (Commercial Services & Supplies)	1,476	194,625
Unit Corp.* (Energy Equipment & Services)	4,797	89,224
United Bankshares, Inc. (Banks)	2,829	106,568
United Community Banks, Inc. (Banks)	1,845	38,782
United Fire Group, Inc. (Insurance)	861	36,438
United Insurance Holdings Corp. (Insurance)	1,599	27,151
Universal Corp. (Tobacco)	2,091	121,738
Universal Electronics, Inc.* (Household Durables)	738	54,951
Universal Health Realty Income Trust (Real Estate Investment Trusts)	369	23,254
Universal Technical Institute, Inc. (Diversified Consumer Services)	1,968	3,503
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	1,230	27,331
VASCO Data Security International, Inc.* (Software)	1,353	23,826
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	3,690	72,435
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,845	27,952
Veritiv Corp.* (Trading Companies & Distributors)	738	37,025
Viad Corp. (Commercial Services & Supplies)	1,845	68,025
Viavi Solutions, Inc.* (Communications Equipment)	21,402	158,160
Vicor Corp.* (Electrical Equipment)	492	5,707
Virtus Investment Partners, Inc. (Capital Markets)	246	24,074
Vitamin Shoppe, Inc.* (Specialty Retail)	2,214	59,446
VOXX International Corp.* (Distributors)	1,845	5,517
Wabash National Corp.* (Machinery)	2,829	40,285
WageWorks, Inc.* (Professional Services)	1,968	119,871
Watts Water Technologies, Inc. - Class A (Machinery)	1,476	95,704
WCI Communities, Inc.* (Household Durables)	861	20,423
Westamerica Bancorp (Banks)	1,353	68,841
Winnebago Industries, Inc. (Automobiles)	984	23,193
Wintrust Financial Corp. (Banks)	4,797	266,570
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	9,102	209,618
World Acceptance Corp.* (Consumer Finance)	492	24,128
XO Group, Inc.* (Internet Software & Services)	984	19,021
Zumiez, Inc.* (Specialty Retail)	1,599	28,782
TOTAL COMMON STOCKS (Cost $23,444,596)		29,704,689

	Principal Amount	Value
Repurchase Agreements(a)(0.3%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $78,003	$78,000	$78,000
TOTAL REPURCHASE AGREEMENTS (Cost $78,000)		78,000

TOTAL INVESTMENT SECURITIES (Cost $23,522,596) - 99.7%		29,782,689
Net other assets (liabilities) - 0.3%		90,808

NET ASSETS - 100.0%		$29,873,497

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Value invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$560,293	1.9%
Air Freight & Logistics	322,218	1.1%
Airlines	126,689	0.4%
Auto Components	383,991	1.3%
Automobiles	23,193	0.1%
Banks	2,185,588	7.3%
Biotechnology	85,997	0.3%
Building Products	158,612	0.5%
Capital Markets	282,344	0.9%
Chemicals	1,330,612	4.5%
Commercial Services & Supplies	1,486,925	4.9%
Communications Equipment	598,091	2.0%
Construction & Engineering	123,107	0.4%
Consumer Finance	493,328	1.7%
Containers & Packaging	25,564	0.1%
Distributors	75,971	0.3%
Diversified Consumer Services	223,149	0.7%
Diversified Telecommunication Services	288,713	1.0%
Electric Utilities	443,912	1.5%
Electrical Equipment	171,279	0.6%
Electronic Equipment, Instruments & Components	1,751,469	5.9%
Energy Equipment & Services	842,056	2.8%
Food & Staples Retailing	246,298	0.8%
Food Products	458,096	1.5%
Gas Utilities	639,904	2.2%
Health Care Equipment & Supplies	487,703	1.6%
Health Care Providers & Services	767,924	2.6%
Health Care Technology	206,895	0.7%
Hotels, Restaurants & Leisure	793,935	2.7%
Household Durables	415,316	1.4%
Household Products	98,646	0.3%
Industrial Conglomerates	56,654	0.2%
Insurance	985,075	3.3%
Internet & Direct Marketing Retail	47,858	0.2%
Internet Software & Services	210,731	0.7%
IT Services	487,539	1.6%
Leisure Products	54,753	0.2%
Machinery	1,847,968	6.1%
Media	275,296	0.9%
Metals & Mining	488,627	1.6%
Multiline Retail	53,247	0.2%
Multi-Utilities	246,728	0.8%
Oil, Gas & Consumable Fuels	405,376	1.4%
Paper & Forest Products	490,883	1.6%
Personal Products	74,841	0.3%
Pharmaceuticals	142,138	0.5%
Professional Services	294,956	1.0%
Real Estate Investment Trusts	2,071,179	7.0%
Real Estate Management & Development	64,308	0.2%
Road & Rail	326,566	1.1%
Semiconductors & Semiconductor Equipment	938,061	3.1%
Software	520,332	1.7%
Specialty Retail	1,648,158	5.4%
Technology Hardware, Storage & Peripherals	106,432	0.4%
Textiles, Apparel & Luxury Goods	596,236	2.0%
Thrifts & Mortgage Finance	516,017	1.7%
Tobacco	121,738	0.4%
Trading Companies & Distributors	346,464	1.2%
Water Utilities	155,832	0.5%
Wireless Telecommunication Services	32,878	0.1%
Other**	168,808	0.6%
Total	$29,873,497	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Small-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
8x8, Inc.* (Software)	6,576	$101,468
AAON, Inc. (Building Products)	3,014	86,863
Abaxis, Inc. (Health Care Equipment & Supplies)	1,096	56,576
Acadia Realty Trust (Real Estate Investment Trusts)	5,754	208,524
Aceto Corp. (Health Care Providers & Services)	2,192	41,626
Acorda Therapeutics, Inc.* (Biotechnology)	3,288	68,653
Adeptus Health, Inc.* - Class A (Health Care Providers & Services)	822	35,387
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,918	90,760
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	3,562	62,620
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	548	6,094
Agree Realty Corp. (Real Estate Investment Trusts)	1,096	54,186
Air Methods Corp.* (Health Care Providers & Services)	1,370	43,141
AK Steel Holding Corp.* (Metals & Mining)	8,768	42,349
Alamo Group, Inc. (Machinery)	274	18,054
Albany International Corp. - Class A (Machinery)	1,096	46,448
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	1,644	27,142
Allegiant Travel Co. (Airlines)	1,096	144,749
Almost Family, Inc.* (Health Care Providers & Services)	548	20,150
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,370	33,579
Amedisys, Inc.* (Health Care Providers & Services)	1,096	51,994
American Assets Trust, Inc. (Real Estate Investment Trusts)	1,918	83,203
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	2,740	47,183
American States Water Co. (Water Utilities)	1,644	65,842
American Vanguard Corp. (Chemicals)	822	13,201
American Woodmark Corp.* (Building Products)	1,096	88,305
Ameris Bancorp (Banks)	2,466	86,187
AMERISAFE, Inc. (Insurance)	1,370	80,529
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	3,562	113,521
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	2,740	51,978
Analogic Corp. (Health Care Equipment & Supplies)	548	48,553
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	274	18,180
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	548	26,222
Apogee Enterprises, Inc. (Building Products)	2,192	97,960
Asbury Automotive Group, Inc.* (Specialty Retail)	548	30,507
ATN International, Inc. (Diversified Telecommunication Services)	274	17,821
AZZ, Inc. (Electrical Equipment)	1,918	125,188
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	4,110	92,063
B&G Foods, Inc. - Class A (Food Products)	4,932	242,556
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	1,370	45,909
Balchem Corp. (Chemicals)	2,466	191,189
Banc of California, Inc. (Banks)	2,740	47,840
Bank Mutual Corp. (Thrifts & Mortgage Finance)	3,014	23,148
Banner Corp. (Banks)	1,918	83,893
Barnes Group, Inc. (Machinery)	1,918	77,775
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	1,370	17,413
BioTelemetry, Inc.* (Health Care Providers & Services)	2,192	40,705
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	822	29,222
Blackbaud, Inc. (Software)	3,562	236,303
Blue Nile, Inc. (Internet & Direct Marketing Retail)	822	28,293
Bottomline Technologies, Inc.* (Software)	1,370	31,935
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	6,028	119,234
Brady Corp. - Class A (Commercial Services & Supplies)	1,644	56,899
Brookline Bancorp, Inc. (Banks)	3,014	36,741
CalAmp Corp.* (Communications Equipment)	1,644	22,934
Calavo Growers, Inc. (Food Products)	1,096	71,711
California Water Service Group (Water Utilities)	822	26,378
Callaway Golf Co. (Leisure Products)	4,384	50,898
Cal-Maine Foods, Inc. (Food Products)	2,192	84,480
Cambrex Corp.* (Life Sciences Tools & Services)	2,466	109,639
Cantel Medical Corp. (Health Care Equipment & Supplies)	2,740	213,664
Cardinal Financial Corp. (Banks)	1,644	42,892
Cardtronics PLC* - Class A (IT Services)	2,466	109,984
CareTrust REIT, Inc. (Real Estate Investment Trusts)	3,014	44,547
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,466	100,169
Cavco Industries, Inc.* (Household Durables)	274	27,140
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	3,288	23,674
Central Pacific Financial Corp. (Banks)	1,370	34,510
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,644	57,655
Chemed Corp. (Health Care Providers & Services)	1,096	154,614
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	822	22,967
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	10,138	41,363

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
City Holding Co. (Banks)	548	$27,559
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,918	70,601
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	1,096	121,152
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	1,096	12,867
Columbia Banking System, Inc. (Banks)	3,014	98,618
Comfort Systems USA, Inc. (Construction & Engineering)	2,740	80,309
Community Bank System, Inc. (Banks)	1,918	92,275
Computer Programs & Systems, Inc. (Health Care Technology)	274	7,140
CONMED Corp. (Health Care Equipment & Supplies)	1,096	43,906
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,644	41,495
Cooper-Standard Holding, Inc.* (Auto Components)	548	54,142
Core-Mark Holding Co., Inc. (Distributors)	1,918	68,664
CoreSite Realty Corp. (Real Estate Investment Trusts)	2,466	182,583
CorVel Corp.* (Health Care Providers & Services)	822	31,565
Cousins Properties, Inc. (Real Estate Investment Trusts)	9,042	94,398
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	3,014	70,950
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	2,466	29,049
CryoLife, Inc. (Health Care Equipment & Supplies)	822	14,443
CSG Systems International, Inc. (IT Services)	1,918	79,271
CVB Financial Corp. (Banks)	4,932	86,853
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	1,644	83,745
Deltic Timber Corp. (Paper & Forest Products)	822	55,674
Depomed, Inc.* (Pharmaceuticals)	4,658	116,403
DHI Group, Inc.* (Internet Software & Services)	2,466	19,457
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	7,946	72,309
Digi International, Inc.* (Communications Equipment)	1,096	12,494
DineEquity, Inc. (Hotels, Restaurants & Leisure)	548	43,396
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	2,466	69,073
Dorman Products, Inc.* (Auto Components)	1,370	87,543
Drew Industries, Inc. (Auto Components)	1,918	188,002
DTS, Inc. (Electronic Equipment, Instruments & Components)	822	34,968
Eagle Pharmaceuticals, Inc.* (Biotechnology)	548	38,360
EastGroup Properties, Inc. (Real Estate Investment Trusts)	1,370	100,777
Ebix, Inc. (Software)	1,644	93,461
eHealth, Inc.* (Insurance)	274	3,072
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	2,466	120,636
Emergent BioSolutions, Inc.* (Biotechnology)	2,466	77,753
Employers Holdings, Inc. (Insurance)	2,466	73,561
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	274	25,868
ESCO Technologies, Inc. (Machinery)	1,096	50,876
Evercore Partners, Inc. - Class A (Capital Markets)	2,740	141,136
Exar Corp.* (Semiconductors & Semiconductor Equipment)	1,370	12,755
ExlService Holdings, Inc.* (IT Services)	2,466	122,904
Exponent, Inc. (Professional Services)	1,918	97,933
Fabrinet* (Electronic Equipment, Instruments & Components)	2,740	122,177
Federal Signal Corp. (Machinery)	3,014	39,966
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	1,096	26,304
Financial Engines, Inc. (Capital Markets)	3,836	113,968
First Commonwealth Financial Corp. (Banks)	4,384	44,235
First Financial Bankshares, Inc. (Banks)	4,932	179,721
First Midwest Bancorp, Inc. (Banks)	6,028	116,702
First NBC Bank Holding Co.* (Banks)	822	7,760
Five Below, Inc.* (Specialty Retail)	1,644	66,237
Forestar Group, Inc.* (Real Estate Management & Development)	822	9,626
Forrester Research, Inc. (IT Services)	274	10,659
Forward Air Corp. (Air Freight & Logistics)	1,644	71,119
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	4,384	93,511
Fox Factory Holding Corp.* (Auto Components)	1,644	37,763
Francesca’s Holdings Corp.* (Specialty Retail)	3,014	46,506
Franklin Electric Co., Inc. (Machinery)	1,096	44,618
G & K Services, Inc. - Class A (Commercial Services & Supplies)	822	78,493
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	1,918	26,373
Gentherm, Inc.* (Auto Components)	2,740	86,091
Getty Realty Corp. (Real Estate Investment Trusts)	1,370	32,784
Gibraltar Industries, Inc.* (Building Products)	1,096	40,716
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,918	55,910
Glacier Bancorp, Inc. (Banks)	3,836	109,403
Government Properties Income Trust (Real Estate Investment Trusts)	1,644	37,187
Great Western Bancorp, Inc. (Banks)	2,466	82,167
Greenhill & Co., Inc. (Capital Markets)	822	19,375
Griffon Corp. (Building Products)	2,192	37,286
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,644	59,529
Hanmi Financial Corp. (Banks)	2,466	64,954
Hawaiian Holdings, Inc.* (Airlines)	3,836	186,429
HCI Group, Inc. (Insurance)	274	8,319
Headwaters, Inc.* (Construction Materials)	5,480	92,722
Healthcare Services Group, Inc. (Commercial Services & Supplies)	5,480	216,898
HealthEquity, Inc.* (Health Care Providers & Services)	1,918	72,596
HealthStream, Inc.* (Health Care Technology)	1,918	52,937
Heartland Express, Inc. (Road & Rail)	1,644	31,039

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Heidrick & Struggles International, Inc. (Professional Services)	1,370	$25,414
HFF, Inc. - Class A (Real Estate Management & Development)	2,466	68,283
Hillenbrand, Inc. (Machinery)	3,288	104,032
Home BancShares, Inc. (Banks)	9,042	188,163
Hope Bancorp, Inc. (Banks)	9,316	161,819
ICU Medical, Inc.* (Health Care Equipment & Supplies)	822	103,884
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	4,110	99,996
Impax Laboratories, Inc.* (Pharmaceuticals)	5,480	129,876
Independent Bank Corp. (Banks)	1,370	74,103
Ingevity Corp.* (Chemicals)	3,014	138,945
Innospec, Inc. (Chemicals)	1,644	99,972
Inogen, Inc.* (Health Care Equipment & Supplies)	822	49,238
Insperity, Inc. (Professional Services)	822	59,710
Installed Building Products, Inc.* (Household Durables)	1,370	49,142
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,370	29,715
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	2,192	180,950
Inteliquent, Inc. (Diversified Telecommunication Services)	1,096	17,689
Interactive Brokers Group, Inc. - Class A (Capital Markets)	3,288	115,968
Interactive Intelligence Group, Inc.* (Software)	548	32,957
Interface, Inc. (Commercial Services & Supplies)	4,658	77,742
Investment Technology Group, Inc. (Capital Markets)	1,370	23,482
iRobot Corp.* (Household Durables)	822	36,152
Ixia* (Communications Equipment)	3,014	37,675
J & J Snack Foods Corp. (Food Products)	822	97,917
John Bean Technologies Corp. (Machinery)	2,192	154,647
Kaiser Aluminum Corp. (Metals & Mining)	822	71,095
KapStone Paper & Packaging Corp. (Paper & Forest Products)	4,384	82,946
Knight Transportation, Inc. (Road & Rail)	2,466	70,749
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	4,384	9,557
Korn/Ferry International (Professional Services)	4,110	86,310
Landauer, Inc. (Health Care Providers & Services)	548	24,375
Lannett Co., Inc.* (Pharmaceuticals)	2,192	58,241
La-Z-Boy, Inc. (Household Durables)	1,644	40,377
LegacyTexas Financial Group, Inc. (Banks)	3,014	95,333
LendingTree, Inc.* (Thrifts & Mortgage Finance)	548	53,107
Lgi Homes, Inc.* (Household Durables)	1,370	50,471
LHC Group, Inc.* (Health Care Providers & Services)	1,096	40,420
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	1,370	139,822
Lithia Motors, Inc. - Class A (Specialty Retail)	1,644	157,036
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	1,096	141,175
LivePerson, Inc.* (Internet Software & Services)	1,370	11,522
LogMeIn, Inc. (Internet Software & Services)	1,918	173,367
LTC Properties, Inc. (Real Estate Investment Trusts)	1,918	99,717
Lumentum Holdings, Inc.* (Communications Equipment)	1,644	68,670
Luminex Corp.* (Life Sciences Tools & Services)	3,014	68,478
Lydall, Inc.* (Machinery)	1,370	70,048
M.D.C. Holdings, Inc. (Household Durables)	1,370	35,346
M/I Homes, Inc.* (Household Durables)	822	19,375
Maiden Holdings, Ltd. (Insurance)	1,644	20,862
MarineMax, Inc.* (Specialty Retail)	1,096	22,961
Masimo Corp.* (Health Care Equipment & Supplies)	3,288	195,602
Matrix Service Co.* (Energy Equipment & Services)	1,096	20,561
Matson, Inc. (Marine)	3,288	131,125
Matthews International Corp. - Class A (Commercial Services & Supplies)	2,466	149,834
Medidata Solutions, Inc.* (Health Care Technology)	4,110	229,174
Medifast, Inc. (Personal Products)	274	10,354
Mercury Systems, Inc.* (Aerospace & Defense)	1,918	47,125
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	2,192	42,284
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	3,288	79,866
Meritage Homes Corp.* (Household Durables)	2,740	95,077
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	2,740	95,818
MicroStrategy, Inc.* - Class A (Software)	274	45,879
MiMedx Group, Inc.* (Biotechnology)	7,398	63,475
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,918	95,382
Mobile Mini, Inc. (Commercial Services & Supplies)	1,644	49,649
Momenta Pharmaceuticals, Inc.* (Biotechnology)	4,658	54,452
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	822	20,690
Monotype Imaging Holdings, Inc. (Software)	1,644	36,349
Monro Muffler Brake, Inc. (Specialty Retail)	2,466	150,845
Monster Worldwide, Inc.* (Internet Software & Services)	3,288	11,870
Motorcar Parts of America, Inc.* (Auto Components)	822	23,657
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	548	25,224
Multi-Color Corp. (Commercial Services & Supplies)	548	36,168
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	822	18,363
National Presto Industries, Inc. (Aerospace & Defense)	274	24,054
Natus Medical, Inc.* (Health Care Equipment & Supplies)	2,466	96,889
Nautilus, Inc.* (Leisure Products)	2,192	49,802

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Navigant Consulting, Inc.* (Professional Services)	1,918	$38,782
NBT Bancorp, Inc. (Banks)	1,644	54,038
Neenah Paper, Inc. (Paper & Forest Products)	822	64,946
Nektar Therapeutics* (Pharmaceuticals)	10,138	174,172
Neogen Corp.* (Health Care Equipment & Supplies)	2,740	153,276
NETGEAR, Inc.* (Communications Equipment)	1,644	99,446
NIC, Inc. (Internet Software & Services)	4,658	109,462
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,644	4,406
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	3,288	52,937
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	2,192	65,081
Omnicell, Inc.* (Health Care Technology)	2,740	104,942
On Assignment, Inc.* (Professional Services)	3,562	129,266
Opus Bank (Banks)	1,370	48,457
Oritani Financial Corp. (Thrifts & Mortgage Finance)	1,918	30,151
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,370	89,571
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	548	37,100
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	1,918	151,234
Patrick Industries, Inc.* (Building Products)	822	50,898
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,014	202,119
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	1,918	44,172
Perficient, Inc.* (IT Services)	1,370	27,606
PetMed Express, Inc. (Internet & Direct Marketing Retail)	822	16,670
PGT, Inc.* (Building Products)	3,562	38,007
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	1,370	37,237
Piedmont Natural Gas Co., Inc. (Gas Utilities)	6,028	361,921
Pinnacle Financial Partners, Inc. (Banks)	3,288	177,814
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	1,644	87,362
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,370	86,351
PRA Group, Inc.* (Consumer Finance)	2,192	75,712
ProAssurance Corp. (Insurance)	2,192	115,036
Progress Software Corp.* (Software)	2,192	59,622
Proto Labs, Inc.* (Machinery)	1,918	114,907
PS Business Parks, Inc. (Real Estate Investment Trusts)	822	93,355
Quaker Chemical Corp. (Chemicals)	548	58,050
Quality Systems, Inc. (Health Care Technology)	1,918	21,712
Qualys, Inc.* (Software)	1,370	52,320
Quanex Building Products Corp. (Building Products)	1,644	28,375
Quorum Health Corp.* (Health Care Providers & Services)	822	5,154
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	8,220	102,750
Raven Industries, Inc. (Industrial Conglomerates)	822	18,931
RE/MAX Holdings, Inc. (Real Estate Management & Development)	274	11,996
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	548	24,627
Repligen Corp.* (Biotechnology)	2,466	74,449
Resources Connection, Inc. (Professional Services)	1,644	24,561
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	7,946	174,494
RLI Corp. (Insurance)	2,740	187,306
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,644	29,165
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	2,192	30,951
S&T Bancorp, Inc. (Banks)	1,644	47,660
Saul Centers, Inc. (Real Estate Investment Trusts)	548	36,497
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	2,192	22,468
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	1,644	18,528
Select Comfort Corp.* (Specialty Retail)	2,192	47,347
Selective Insurance Group, Inc. (Insurance)	2,192	87,373
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,918	53,186
ServisFirst Bancshares, Inc. (Banks)	1,644	85,340
Shutterstock, Inc.* (Internet Software & Services)	548	34,908
Simmons First National Corp. - Class A (Banks)	2,192	109,381
Simpson Manufacturing Co., Inc. (Building Products)	1,918	84,296
Sonic Corp. (Hotels, Restaurants & Leisure)	3,562	93,253
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,644	7,677
Sps Commerce, Inc.* (Internet Software & Services)	1,370	100,572
Stamps.com, Inc.* (Internet Software & Services)	1,096	103,583
Standex International Corp. (Machinery)	548	50,893
Sterling Bancorp (Banks)	6,576	115,080
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	1,918	66,285
Sturm, Ruger & Co., Inc. (Leisure Products)	1,370	79,132
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	4,658	61,299
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,370	32,017
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	3,562	88,088
SUPERVALU, Inc.* (Food & Staples Retailing)	10,412	51,956
Surgical Care Affiliates, Inc.* (Health Care Providers & Services)	1,918	93,522
SurModics, Inc.* (Health Care Equipment & Supplies)	1,096	32,979
Sykes Enterprises, Inc.* (IT Services)	2,192	61,661
Synchronoss Technologies, Inc.* (Software)	3,014	124,117
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	14,796	102,536

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Take-Two Interactive Software, Inc.* (Software)	6,302	$284,093
TASER International, Inc.* (Aerospace & Defense)	3,836	109,749
Team, Inc.* (Commercial Services & Supplies)	822	26,888
TeleTech Holdings, Inc. (IT Services)	822	23,830
Tennant Co. (Machinery)	548	35,510
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	3,562	136,923
TETRA Technologies, Inc.* (Energy Equipment & Services)	3,562	21,764
Texas Capital Bancshares, Inc.* (Banks)	1,918	105,337
The E.W. Scripps Co.* - Class A (Media)	1,918	30,496
The Ensign Group, Inc. (Health Care Providers & Services)	2,466	49,641
The Marcus Corp. (Hotels, Restaurants & Leisure)	822	20,583
The Medicines Co.* (Pharmaceuticals)	3,014	113,748
The Providence Service Corp.* (Health Care Providers & Services)	548	26,649
Tile Shop Holdings, Inc.* (Specialty Retail)	1,644	27,208
Tompkins Financial Corp. (Banks)	548	41,873
TopBuild Corp.* (Household Durables)	1,644	54,580
Trex Co., Inc.* (Building Products)	2,192	128,715
TrueBlue, Inc.* (Professional Services)	3,014	68,297
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	822	51,539
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	3,014	140,332
United Bankshares, Inc. (Banks)	2,740	103,216
United Community Banks, Inc. (Banks)	3,836	80,633
United Fire Group, Inc. (Insurance)	822	34,787
Universal Electronics, Inc.* (Household Durables)	548	40,804
Universal Forest Products, Inc. (Building Products)	1,370	134,932
Universal Health Realty Income Trust (Real Estate Investment Trusts)	548	34,535
Universal Insurance Holdings, Inc. (Insurance)	2,466	62,143
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	1,096	24,353
US Concrete, Inc.* (Construction Materials)	1,096	50,487
US Ecology, Inc. (Commercial Services & Supplies)	1,644	73,717
VASCO Data Security International, Inc.* (Software)	1,096	19,301
Vascular Solutions, Inc.* (Health Care Equipment & Supplies)	1,370	66,075
Vicor Corp.* (Electrical Equipment)	822	9,535
Virtus Investment Partners, Inc. (Capital Markets)	274	26,814
Virtusa Corp.* (IT Services)	1,918	47,336
Wabash National Corp.* (Machinery)	2,466	35,116
WageWorks, Inc.* (Professional Services)	1,096	66,757
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	1,918	48,449
Watts Water Technologies, Inc. - Class A (Machinery)	822	53,298
WCI Communities, Inc.* (Household Durables)	1,096	25,997
WD-40 Co. (Household Products)	1,096	123,223
Westamerica Bancorp (Banks)	822	41,823
Winnebago Industries, Inc. (Automobiles)	1,096	25,833
World Wrestling Entertainment, Inc. - Class A (Media)	2,740	58,362
XO Group, Inc.* (Internet Software & Services)	1,096	21,186
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	2,740	107,463
TOTAL COMMON STOCKS (Cost $17,852,949)		24,762,016

	Principal Amount	Value
Repurchase Agreements(a)(0.4%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $90,003	$90,000	$90,000
TOTAL REPURCHASE AGREEMENTS (Cost $90,000)		90,000

TOTAL INVESTMENT SECURITIES (Cost $17,942,949) - 100.6%		24,852,016
Net other assets (liabilities) - (0.6)%		(146,754)

NET ASSETS - 100.0%		$24,705,262

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Growth invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$243,548	1.0%
Air Freight & Logistics	71,119	0.3%
Airlines	331,178	1.3%
Auto Components	524,381	2.1%
Automobiles	25,833	0.1%
Banks	2,772,380	11.2%
Biotechnology	558,220	2.3%
Building Products	816,353	3.4%
Capital Markets	440,743	1.8%
Chemicals	501,357	2.0%
Commercial Services & Supplies	766,288	3.1%
Communications Equipment	241,219	1.0%
Construction & Engineering	80,309	0.3%
Construction Materials	143,209	0.6%
Consumer Finance	75,712	0.3%
Distributors	68,664	0.3%
Diversified Telecommunication Services	215,342	0.9%
Electrical Equipment	134,723	0.5%
Electronic Equipment, Instruments & Components	807,952	3.3%
Energy Equipment & Services	182,657	0.7%
Food & Staples Retailing	51,956	0.2%
Food Products	496,664	2.1%
Gas Utilities	361,921	1.4%
Health Care Equipment & Supplies	1,684,859	6.7%
Health Care Providers & Services	994,721	4.0%
Health Care Technology	415,905	1.7%
Hotels, Restaurants & Leisure	705,764	3.0%
Household Durables	474,461	1.9%
Household Products	123,223	0.5%
Industrial Conglomerates	18,931	0.1%
Insurance	672,988	2.7%
Internet & Direct Marketing Retail	110,044	0.4%
Internet Software & Services	585,927	2.4%
IT Services	483,251	2.0%
Leisure Products	179,832	0.7%
Life Sciences Tools & Services	205,259	0.8%
Machinery	896,188	3.7%
Marine	131,125	0.5%
Media	88,858	0.4%
Metals & Mining	113,444	0.5%
Oil, Gas & Consumable Fuels	409,230	1.7%
Paper & Forest Products	203,566	0.8%
Personal Products	10,354	NM
Pharmaceuticals	810,391	3.3%
Professional Services	597,030	2.4%
Real Estate Investment Trusts	1,596,105	6.4%
Real Estate Management & Development	89,905	0.4%
Road & Rail	101,788	0.4%
Semiconductors & Semiconductor Equipment	705,714	2.9%
Software	1,117,805	4.4%
Specialty Retail	548,647	2.2%
Technology Hardware, Storage & Peripherals	223,603	0.9%
Textiles, Apparel & Luxury Goods	159,295	0.6%
Thrifts & Mortgage Finance	299,855	1.2%
Water Utilities	92,220	0.4%
Other**	(56,754)	(0.2)%
Total	$24,705,262	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Asia 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.3%)
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	8,736	$924,181
Baidu, Inc.*ADR (Internet Software & Services)	3,848	700,605
BHP Billiton PLCADR (Metals & Mining)	26,208	796,199
BHP Billiton, Ltd.ADR (Metals & Mining)	33,904	1,174,774
China Life Insurance Co., Ltd.ADR (Insurance)	73,632	963,107
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	19,552	1,202,839
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	5,512	697,213
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	25,584	1,191,446
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	12,584	584,149
HDFC Bank, Ltd.ADR (Banks)	17,576	1,263,540
Himax Technologies, Inc.ADR (Semiconductors & Semiconductor Equipment)	66,040	567,284
ICICI Bank, Ltd.ADR (Banks)	121,992	911,280
Infosys Technologies, Ltd.ADR (IT Services)	53,872	850,100
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	34,840	908,976
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	27,664	437,091
Jumei International Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	39,416	230,584
Korea Electric Power Corp.ADR (Electric Utilities)	58,656	1,430,033
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	93,704	1,191,915
Melco Crown Entertainment, Ltd.ADR (Hotels, Restaurants & Leisure)	25,584	412,158
Netease.com, Inc.ADR (Internet Software & Services)	6,448	1,552,550
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	27,248	1,263,217
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	15,288	1,021,238
POSCOADR (Metals & Mining)	11,336	579,043
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	70,096	2,144,236
TAL Education Group*ADR (Diversified Consumer Services)	12,688	898,818
Tata Motors, Ltd.ADR (Automobiles)	17,576	702,688
Trina Solar, Ltd.*ADR (Semiconductors & Semiconductor Equipment)	61,464	629,392
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	32,136	471,435
Yingli Green Energy Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	51,792	200,435
YY, Inc.*ADR (Internet Software & Services)	8,840	470,995
TOTAL COMMON STOCKS (Cost $14,512,809)		26,371,521

	Principal Amount	Value
Repurchase Agreements(a)(0.6%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $164,005	$164,000	$164,000
TOTAL REPURCHASE AGREEMENTS (Cost $164,000)		164,000

TOTAL INVESTMENT SECURITIES (Cost $14,676,809) - 99.9%		26,535,521
Net other assets (liabilities) - 0.1%		23,835

NET ASSETS - 100.0%		$26,559,356

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Asia 30 invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Automobiles	$702,688	2.6%
Banks	2,174,820	8.2%
Diversified Consumer Services	2,162,035	8.1%
Electric Utilities	1,430,033	5.4%
Electronic Equipment, Instruments & Components	1,191,915	4.5%
Hotels, Restaurants & Leisure	412,158	1.6%
Insurance	963,107	3.6%
Internet & Direct Marketing Retail	2,802,441	10.6%
Internet Software & Services	3,648,331	13.7%
IT Services	850,100	3.2%
Metals & Mining	2,550,016	9.6%
Oil, Gas & Consumable Fuels	1,718,451	6.5%
Pharmaceuticals	584,149	2.2%
Semiconductors & Semiconductor Equipment	3,978,438	15.0%
Wireless Telecommunication Services	1,202,839	4.5%
Other**	187,835	0.7%
Total	$26,559,356	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of September 30, 2016:

	Value	% of Net Assets
Australia	$1,970,973	7.4%
China	12,561,283	47.3%
Hong Kong	1,614,997	6.1%
India	4,311,757	16.2%
South Korea	3,200,991	12.1%
Taiwan	2,711,520	10.2%
Other**	187,835	0.7%
Total	$26,559,356	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Europe 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.7%)
Anheuser-Busch InBev N.V.ADR (Beverages)	5,688	$747,460
ArcelorMittal*NYS (Metals & Mining)	60,040	362,642
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	6,636	727,173
AstraZeneca PLCADR (Pharmaceuticals)	29,072	955,306
Banco Santander S.A.ADR (Banks)	143,464	632,676
Barclays PLCADR (Banks)	62,568	543,716
BP PLCADR (Oil, Gas & Consumable Fuels)	33,496	1,177,719
British American Tobacco PLCADR (Tobacco)	6,004	766,411
Criteo S.A.*ADR (Internet Software & Services)	14,536	510,359
Diageo PLCADR (Beverages)	6,320	733,373
EricssonADR (Communications Equipment)	66,044	476,177
GlaxoSmithKline PLCADR (Pharmaceuticals)	22,120	954,036
HSBC Holdings PLCADR (Banks)	35,708	1,342,978
ING Groep N.V.ADR (Banks)	66,360	818,882
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	24,964	738,685
Lloyds Banking Group PLCADR (Banks)	166,216	477,040
National Grid PLCADR (Multi-Utilities)	12,640	898,830
Nokia Corp.ADR (Communications Equipment)	93,220	539,744
Prudential PLCADR (Insurance)	26,544	947,886
Rio Tinto PLCADR (Metals & Mining)	32,232	1,076,549
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	28,124	1,408,169
Ryanair Holdings PLCADR (Airlines)	9,480	711,284
S.A.P. SEADR (Software)	15,484	1,415,392
SanofiADR (Pharmaceuticals)	14,220	543,062
Statoil ASAADR (Oil, Gas & Consumable Fuels)	51,192	860,026
Telefonica S.A.ADR (Diversified Telecommunication Services)	67,624	681,650
Tenaris S.A.ADR (Energy Equipment & Services)	40,132	1,139,748
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	25,596	1,220,929
Unilever N.V.NYS (Personal Products)	26,228	1,209,111
Vodafone Group PLCADR (Wireless Telecommunication Services)	32,548	948,774
TOTAL COMMON STOCKS (Cost $19,529,552)		25,565,787

TOTAL INVESTMENT SECURITIES (Cost $19,529,552) - 100.7%		25,565,787
Net other assets (liabilities) - (0.7)%		(184,555)

NET ASSETS - 100.0%		$25,381,232

*	Non-income producing security
ADR	American Depositary Receipt
NYS	New York Shares

See accompanying notes to schedules of portfolio investments.

ProFund VP Europe 30 invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Airlines	$711,284	2.8%
Banks	3,815,292	15.1%
Beverages	1,480,833	5.8%
Communications Equipment	1,015,921	4.0%
Diversified Telecommunication Services	681,650	2.7%
Energy Equipment & Services	1,139,748	4.5%
Industrial Conglomerates	738,685	2.9%
Insurance	947,886	3.7%
Internet Software & Services	510,359	2.0%
Metals & Mining	1,439,191	5.6%
Multi-Utilities	898,830	3.5%
Oil, Gas & Consumable Fuels	4,666,843	18.4%
Personal Products	1,209,111	4.8%
Pharmaceuticals	2,452,404	9.7%
Semiconductors & Semiconductor Equipment	727,173	2.9%
Software	1,415,392	5.6%
Tobacco	766,411	3.0%
Wireless Telecommunication Services	948,774	3.7%
Other**	(184,555)	(0.7)%
Total	$25,381,232	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of September 30, 2016:

	Value	% of Net Assets
Belgium	$747,460	2.9%
Finland	539,744	2.1%
France	2,274,350	9.0%
Germany	1,415,392	5.6%
Ireland	711,284	2.8%
Luxembourg	1,502,390	5.9%
Netherlands	3,692,909	14.5%
Norway	860,026	3.4%
Spain	1,314,326	5.2%
Sweden	476,177	1.9%
United Kingdom	12,031,729	47.4%
Other**	(184,555)	(0.7)%
Total	$25,381,232	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(102.1%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $7,270,238	$7,270,000	$7,270,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,270,000)		7,270,000

TOTAL INVESTMENT SECURITIES (Cost $7,270,000) - 102.1%		7,270,000
Net other assets (liabilities) - (2.1)%		(147,516)

NET ASSETS - 100.0%		$7,122,484

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $1,046,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	10/27/16	0.75%	$4,131,454	$13,766
MSCI EAFE Index	UBS AG	10/27/16	1.25%	2,977,867	(4,781)
				$7,109,321	$8,985

^	Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (79.5%)
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors & Semiconductor Equipment)	31,678	$187,217
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	30,330	3,208,612
Ambev S.A.ADR (Beverages)	119,298	726,524
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	31,004	354,686
AngloGold Ashanti, Ltd.*ADR (Metals & Mining)	11,121	177,046
Baidu, Inc.*ADR (Internet Software & Services)	7,414	1,349,867
Bancolombia S.A.ADR (Banks)	3,033	118,408
BRF S.A.ADR (Food Products)	16,513	281,712
Cemex S.A.B. de C.V.*ADR (Construction Materials)	38,081	302,363
China Life Insurance Co., Ltd.ADR (Insurance)	40,440	528,955
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	29,993	1,845,169
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	7,077	522,636
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	3,707	189,205
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	16,176	197,024
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	10,447	365,958
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	4,381	554,154
CPFL Energia S.A.ADR (Electric Utilities)	8,762	129,678
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	10,110	470,823
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	3,707	341,192
Gold Fields, Ltd.ADR (Metals & Mining)	20,220	98,067
Grupo Televisa S.A.ADR (Media)	13,143	337,644
HDFC Bank, Ltd.ADR (Banks)	11,121	799,489
ICICI Bank, Ltd.ADR (Banks)	38,418	286,982
Infosys Technologies, Ltd.ADR (IT Services)	54,257	856,175
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	25,949	677,009
KB Financial Group, Inc.ADR (Banks)	10,447	357,392
Korea Electric Power Corp.ADR (Electric Utilities)	13,817	336,858
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	12,132	154,319
Mobile TeleSystems PJSCADR (Wireless Telecommunication Services)	14,154	107,995
Netease.com, Inc.ADR (Internet Software & Services)	2,022	486,857
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	3,370	156,233
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	5,729	382,697
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	40,440	377,305
POSCOADR (Metals & Mining)	8,762	447,563
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	6,740	445,379
Sasol, Ltd.ADR (Oil, Gas & Consumable Fuels)	13,817	377,481
Shinhan Financial Group Co., Ltd.ADR (Banks)	12,806	466,651
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	9,773	220,870
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	101,100	3,092,649
Tata Motors, Ltd.ADR (Automobiles)	5,392	215,572
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	11,458	250,816
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	64,367	119,079
Vale S.A.ADR (Metals & Mining)	35,048	192,764
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	11,121	163,145
Wipro, Ltd.ADR (IT Services)	15,839	153,797
TOTAL COMMON STOCKS (Cost $19,384,789)		23,412,017

Preferred Stocks (8.2%)
Banco Bradesco S.A.ADR (Banks)	75,488	684,676
Itau Unibanco Holding S.A.ADR (Banks)	78,184	855,332
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	55,605	462,078
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	11,121	160,921
Vale S.A.ADR (Metals & Mining)	53,246	250,789
TOTAL PREFERRED STOCKS (Cost $1,915,780)		2,413,796

	Principal Amount	Value
Repurchase Agreements(a)(b)(13.0%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $3,842,126	$3,842,000	$3,842,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,842,000)		3,842,000

TOTAL INVESTMENT SECURITIES (Cost $25,142,569) - 100.7%		29,667,813
Net other assets (liabilities) - (0.7)%		(192,575)

NET ASSETS - 100.0%		$29,475,238

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $585,000.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	10/27/16	0.90%	$986,664	$(6,066)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	10/27/16	0.70%	2,854,591	(15,493)
				$3,841,255	$(21,559)

^	Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Emerging Markets invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Automobiles	$215,572	0.7%
Banks	3,568,930	12.2%
Beverages	1,067,716	3.6%
Construction Materials	302,363	1.0%
Diversified Consumer Services	156,233	0.5%
Diversified Telecommunication Services	1,358,487	4.5%
Electric Utilities	466,536	1.5%
Electronic Equipment, Instruments & Components	154,319	0.5%
Food Products	281,712	1.0%
Insurance	528,955	1.8%
Internet & Direct Marketing Retail	1,310,977	4.4%
Internet Software & Services	5,045,336	17.2%
IT Services	1,009,972	3.4%
Media	337,644	1.1%
Metals & Mining	1,166,229	4.0%
Oil, Gas & Consumable Fuels	2,927,167	10.1%
Semiconductors & Semiconductor Equipment	3,398,945	11.6%
Wireless Telecommunication Services	2,528,720	8.6%
Other**	3,649,425	12.3%
Total	$29,475,238	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of September 30, 2016:

	Value	% of Net Assets
Brazil	$4,372,595	14.8%
China	8,887,217	30.3%
Colombia	118,408	0.4%
Hong Kong	1,845,169	6.3%
India	2,312,015	7.8%
Indonesia	445,379	1.5%
Mexico	1,335,885	4.5%
Russia	107,995	0.4%
South Africa	652,594	2.2%
South Korea	1,983,653	6.7%
Taiwan	3,764,903	12.8%
Other**	3,649,425	12.3%
Total	$29,475,238	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Japan ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(93.3%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $8,695,285	$8,695,000	$8,695,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,695,000)		8,695,000

TOTAL INVESTMENT SECURITIES (Cost $8,695,000) - 93.3%		8,695,000
Net other assets (liabilities) - 6.7%		622,171

NET ASSETS - 100.0%		$9,317,171

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	112	12/9/16	$9,290,400	$(275,863)

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP UltraBull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (66.6%)
3M Co. (Industrial Conglomerates)	294	$51,812
Abbott Laboratories (Health Care Equipment & Supplies)	714	30,195
AbbVie, Inc. (Biotechnology)	792	49,951
Accenture PLC - Class A (IT Services)	300	36,651
Activision Blizzard, Inc. (Software)	330	14,619
Acuity Brands, Inc. (Electrical Equipment)	24	6,350
Adobe Systems, Inc.* (Software)	240	26,050
Advance Auto Parts, Inc. (Specialty Retail)	36	5,368
Aetna, Inc. (Health Care Providers & Services)	168	19,396
Affiliated Managers Group, Inc.* (Capital Markets)	24	3,473
Aflac, Inc. (Insurance)	198	14,230
Agilent Technologies, Inc. (Life Sciences Tools & Services)	156	7,346
Air Products & Chemicals, Inc. (Chemicals)	102	15,335
Akamai Technologies, Inc.* (Internet Software & Services)	84	4,451
Alaska Air Group, Inc. (Airlines)	60	3,952
Albemarle Corp. (Chemicals)	54	4,616
Alcoa, Inc. (Metals & Mining)	636	6,449
Alexion Pharmaceuticals, Inc.* (Biotechnology)	108	13,234
Allegion PLC (Building Products)	48	3,308
Allergan PLC* (Pharmaceuticals)	192	44,220
Alliance Data Systems Corp.* (IT Services)	30	6,436
Alliant Energy Corp. (Electric Utilities)	108	4,137
Alphabet, Inc.* - Class A (Internet Software & Services)	144	115,784
Alphabet, Inc.* - Class C (Internet Software & Services)	144	111,929
Altria Group, Inc. (Tobacco)	948	59,942
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	192	160,763
Ameren Corp. (Multi-Utilities)	120	5,902
American Airlines Group, Inc. (Airlines)	258	9,445
American Electric Power Co., Inc. (Electric Utilities)	240	15,410
American Express Co. (Consumer Finance)	378	24,208
American International Group, Inc. (Insurance)	492	29,195
American Tower Corp. (Real Estate Investment Trusts)	204	23,119
American Water Works Co., Inc. (Water Utilities)	84	6,287
Ameriprise Financial, Inc. (Capital Markets)	78	7,782
AmerisourceBergen Corp. (Health Care Providers & Services)	90	7,270
AMETEK, Inc. (Electrical Equipment)	114	5,447
Amgen, Inc. (Biotechnology)	360	60,053
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	150	9,738
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	246	15,587
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	150	9,668
Anthem, Inc. (Health Care Providers & Services)	126	15,789
Aon PLC (Insurance)	126	14,174
Apache Corp. (Oil, Gas & Consumable Fuels)	186	11,880
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	78	3,581
Apple, Inc. (Technology Hardware, Storage & Peripherals)	2,610	295,061
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	522	15,738
Archer-Daniels-Midland Co. (Food Products)	282	11,892
Arthur J. Gallagher & Co. (Insurance)	84	4,273
Assurant, Inc. (Insurance)	30	2,768
AT&T, Inc. (Diversified Telecommunication Services)	2,982	121,098
Autodesk, Inc.* (Software)	96	6,944
Automatic Data Processing, Inc. (IT Services)	222	19,580
AutoNation, Inc.* (Specialty Retail)	30	1,461
AutoZone, Inc.* (Specialty Retail)	12	9,220
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	66	11,737
Avery Dennison Corp. (Containers & Packaging)	42	3,267
Baker Hughes, Inc. (Energy Equipment & Services)	210	10,599
Ball Corp. (Containers & Packaging)	84	6,884
Bank of America Corp. (Banks)	4,944	77,373
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	36	8,074
Baxter International, Inc. (Health Care Equipment & Supplies)	240	11,424
BB&T Corp. (Banks)	396	14,937
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	102	18,332
Bed Bath & Beyond, Inc. (Specialty Retail)	72	3,104
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	918	132,624
Best Buy Co., Inc. (Specialty Retail)	132	5,040
Biogen, Inc.* (Biotechnology)	108	33,807
BlackRock, Inc. (Capital Markets)	60	21,748
BorgWarner, Inc. (Auto Components)	96	3,377
Boston Properties, Inc. (Real Estate Investment Trusts)	72	9,813
Boston Scientific Corp.* (Health Care Equipment & Supplies)	660	15,708
Bristol-Myers Squibb Co. (Pharmaceuticals)	810	43,675
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	192	33,124
Brown-Forman Corp. - Class B (Beverages)	90	4,270

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	72	$5,073
CA, Inc. (Software)	150	4,962
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	228	5,882
Campbell Soup Co. (Food Products)	96	5,251
Capital One Financial Corp. (Consumer Finance)	246	17,670
Cardinal Health, Inc. (Health Care Providers & Services)	156	12,121
CarMax, Inc.* (Specialty Retail)	90	4,802
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	210	10,252
Caterpillar, Inc. (Machinery)	282	25,032
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	144	4,029
CBS Corp. - Class B (Media)	198	10,839
Celgene Corp.* (Biotechnology)	378	39,512
Centene Corp.* (Health Care Providers & Services)	84	5,625
CenterPoint Energy, Inc. (Multi-Utilities)	210	4,878
CenturyLink, Inc. (Diversified Telecommunication Services)	264	7,242
Cerner Corp.* (Health Care Technology)	144	8,892
CF Industries Holdings, Inc. (Chemicals)	114	2,776
Charter Communications, Inc.* - Class A (Media)	108	29,157
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	318	1,994
Chevron Corp. (Oil, Gas & Consumable Fuels)	912	93,863
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	12	5,082
Chubb, Ltd. (Insurance)	228	28,648
Church & Dwight Co., Inc. (Household Products)	126	6,038
Cigna Corp. (Health Care Providers & Services)	126	16,420
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	48	6,450
Cincinnati Financial Corp. (Insurance)	72	5,430
Cintas Corp. (Commercial Services & Supplies)	42	4,729
Cisco Systems, Inc. (Communications Equipment)	2,436	77,270
Citigroup, Inc. (Banks)	1,410	66,594
Citizens Financial Group, Inc. (Banks)	252	6,227
Citrix Systems, Inc.* (Software)	78	6,647
CME Group, Inc. (Capital Markets)	162	16,932
CMS Energy Corp. (Multi-Utilities)	138	5,797
Coach, Inc. (Textiles, Apparel & Luxury Goods)	138	5,045
Cognizant Technology Solutions Corp.* (IT Services)	294	14,027
Colgate-Palmolive Co. (Household Products)	432	32,028
Comcast Corp. - Class A (Media)	1,164	77,219
Comerica, Inc. (Banks)	84	3,975
ConAgra Foods, Inc. (Food Products)	204	9,610
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	66	9,065
ConocoPhillips (Oil, Gas & Consumable Fuels)	600	26,082
Consolidated Edison, Inc. (Multi-Utilities)	150	11,295
Constellation Brands, Inc. - Class A (Beverages)	84	13,985
Corning, Inc. (Electronic Equipment, Instruments & Components)	504	11,919
Costco Wholesale Corp. (Food & Staples Retailing)	210	32,027
Coty, Inc. (Personal Products)	36	846
Crown Castle International Corp. (Real Estate Investment Trusts)	162	15,262
CSRA, Inc. (IT Services)	72	1,937
CSX Corp. (Road & Rail)	456	13,908
Cummins, Inc. (Machinery)	78	9,996
CVS Health Corp. (Food & Staples Retailing)	516	45,919
D.R. Horton, Inc. (Household Durables)	162	4,892
Danaher Corp. (Health Care Equipment & Supplies)	294	23,047
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	60	3,679
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	78	5,153
Deere & Co. (Machinery)	138	11,778
Delphi Automotive PLC (Auto Components)	132	9,414
Delta Air Lines, Inc. (Airlines)	366	14,405
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	114	6,775
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	252	11,116
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	72	6,993
Discover Financial Services (Consumer Finance)	198	11,197
Discovery Communications, Inc.* - Class A (Media)	72	1,938
Discovery Communications, Inc.* - Class C (Media)	108	2,841
Dollar General Corp. (Multiline Retail)	126	8,819
Dollar Tree, Inc.* (Multiline Retail)	114	8,997
Dominion Resources, Inc. (Multi-Utilities)	306	22,727
Dover Corp. (Machinery)	78	5,744
Dr. Pepper Snapple Group, Inc. (Beverages)	90	8,218
DTE Energy Co. (Multi-Utilities)	84	7,868
Duke Energy Corp. (Electric Utilities)	336	26,894
E*TRADE Financial Corp.* (Capital Markets)	132	3,844
E.I. du Pont de Nemours & Co. (Chemicals)	426	28,529
Eastman Chemical Co. (Chemicals)	72	4,873
Eaton Corp. PLC (Electrical Equipment)	222	14,588
eBay, Inc.* (Internet Software & Services)	510	16,779
Ecolab, Inc. (Chemicals)	126	15,337
Edison International (Electric Utilities)	156	11,271
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	102	12,297
Electronic Arts, Inc.* (Software)	144	12,298
Eli Lilly & Co. (Pharmaceuticals)	468	37,562
Emerson Electric Co. (Electrical Equipment)	312	17,007
Endo International PLC* (Pharmaceuticals)	96	1,934
Entergy Corp. (Electric Utilities)	84	6,445
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	264	25,531
EQT Corp. (Oil, Gas & Consumable Fuels)	84	6,100

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Equifax, Inc. (Professional Services)	60		$8,075
Equinix, Inc. (Real Estate Investment Trusts)	36		12,969
Equity Residential (Real Estate Investment Trusts)	180		11,579
Essex Property Trust, Inc. (Real Estate Investment Trusts)	30		6,681
Eversource Energy (Electric Utilities)	156		8,452
Exelon Corp. (Electric Utilities)	450		14,981
Expedia, Inc. (Internet & Direct Marketing Retail)	60		7,003
Expeditors International of Washington, Inc. (Air Freight & Logistics)	90		4,637
Express Scripts Holding Co.* (Health Care Providers & Services)	306		21,582
Extra Space Storage, Inc. (Real Estate Investment Trusts)	60		4,765
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,010		175,432
F5 Networks, Inc.* (Communications Equipment)	30		3,739
Facebook, Inc.* - Class A (Internet Software & Services)	1,128		144,688
Fastenal Co. (Trading Companies & Distributors)	138		5,765
Federal Realty Investment Trust (Real Estate Investment Trusts)	36		5,541
FedEx Corp. (Air Freight & Logistics)	120		20,962
Fidelity National Information Services, Inc. (IT Services)	156		12,017
Fifth Third Bancorp (Banks)	372		7,611
First Horizon National Corp. (Banks)	—	(a)	5
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	36		1,422
FirstEnergy Corp. (Electric Utilities)	204		6,748
Fiserv, Inc.* (IT Services)	108		10,743
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	66		2,074
Flowserve Corp. (Machinery)	66		3,184
Fluor Corp. (Construction & Engineering)	66		3,388
FMC Corp. (Chemicals)	66		3,190
FMC Technologies, Inc.* (Energy Equipment & Services)	108		3,204
Foot Locker, Inc. (Specialty Retail)	66		4,470
Ford Motor Co. (Automobiles)	1,890		22,812
Fortive Corp. (Machinery)	144		7,330
Fortune Brands Home & Security, Inc. (Building Products)	72		4,183
Franklin Resources, Inc. (Capital Markets)	168		5,976
Freeport-McMoRan, Inc. (Metals & Mining)	594		6,451
Frontier Communications Corp. (Diversified Telecommunication Services)	570		2,371
Garmin, Ltd. (Household Durables)	54		2,598
General Dynamics Corp. (Aerospace & Defense)	138		21,412
General Electric Co. (Industrial Conglomerates)	4,344		128,669
General Growth Properties, Inc. (Real Estate Investment Trusts)	282		7,783
General Mills, Inc. (Food Products)	288		18,397
General Motors Co. (Automobiles)	690		21,921
Genuine Parts Co. (Distributors)	72		7,232
Gilead Sciences, Inc. (Biotechnology)	642		50,795
Global Payments, Inc. (IT Services)	72		5,527
H & R Block, Inc. (Diversified Consumer Services)	108		2,500
Halliburton Co. (Energy Equipment & Services)	420		18,850
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	186		4,697
Harley-Davidson, Inc. (Automobiles)	84		4,418
Harman International Industries, Inc. (Household Durables)	36		3,040
Harris Corp. (Communications Equipment)	60		5,497
Hartford Financial Services Group, Inc. (Insurance)	186		7,965
Hasbro, Inc. (Leisure Products)	54		4,284
HCA Holdings, Inc.* (Health Care Providers & Services)	144		10,891
HCP, Inc. (Real Estate Investment Trusts)	228		8,653
Helmerich & Payne, Inc. (Energy Equipment & Services)	54		3,634
Henry Schein, Inc.* (Health Care Providers & Services)	42		6,845
Hess Corp. (Oil, Gas & Consumable Fuels)	132		7,078
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	804		18,291
Hologic, Inc.* (Health Care Equipment & Supplies)	132		5,126
Honeywell International, Inc. (Industrial Conglomerates)	366		42,672
Hormel Foods Corp. (Food Products)	132		5,007
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	360		5,605
HP, Inc. (Technology Hardware, Storage & Peripherals)	828		12,859
Humana, Inc. (Health Care Providers & Services)	72		12,736
Huntington Bancshares, Inc. (Banks)	528		5,206
Illinois Tool Works, Inc. (Machinery)	156		18,695
Illumina, Inc.* (Life Sciences Tools & Services)	72		13,080
Ingersoll-Rand PLC (Machinery)	126		8,560
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,292		86,524
Intercontinental Exchange, Inc. (Capital Markets)	60		16,162
International Business Machines Corp. (IT Services)	420		66,716
International Flavors & Fragrances, Inc. (Chemicals)	36		5,147
International Paper Co. (Containers & Packaging)	198		9,500
Intuit, Inc. (Software)	120		13,201
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	18		13,047
Invesco, Ltd. (Capital Markets)	198		6,191
Iron Mountain, Inc. (Real Estate Investment Trusts)	120		4,504
J.B. Hunt Transport Services, Inc. (Road & Rail)	42		3,408
Jacobs Engineering Group, Inc.* (Construction & Engineering)	60		3,103
Johnson & Johnson (Pharmaceuticals)	1,326		156,639
Johnson Controls International PLC (Auto Components)	456		21,218
JPMorgan Chase & Co. (Banks)	1,752		116,665

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Juniper Networks, Inc. (Communications Equipment)	186	$4,475
Kansas City Southern (Road & Rail)	54	5,039
Kellogg Co. (Food Products)	120	9,296
KeyCorp (Banks)	522	6,353
Kimberly-Clark Corp. (Household Products)	174	21,948
Kimco Realty Corp. (Real Estate Investment Trusts)	204	5,906
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	930	21,511
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	78	5,437
Kohl’s Corp. (Multiline Retail)	90	3,938
L Brands, Inc. (Specialty Retail)	114	8,068
L-3 Communications Holdings, Inc. (Aerospace & Defense)	36	5,426
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	48	6,599
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	78	7,387
Legg Mason, Inc. (Capital Markets)	42	1,406
Leggett & Platt, Inc. (Household Durables)	66	3,008
Lennar Corp. - Class A (Household Durables)	90	3,811
Leucadia National Corp. (Diversified Financial Services)	156	2,970
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	144	6,679
Lincoln National Corp. (Insurance)	114	5,356
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	114	6,759
LKQ Corp.* (Distributors)	150	5,319
Lockheed Martin Corp. (Aerospace & Defense)	120	28,766
Loews Corp. (Insurance)	132	5,432
Lowe’s Cos., Inc. (Specialty Retail)	426	30,761
LyondellBasell Industries N.V. - Class A (Chemicals)	168	13,551
M&T Bank Corp. (Banks)	78	9,056
Macy’s, Inc. (Multiline Retail)	150	5,558
Mallinckrodt PLC* (Pharmaceuticals)	54	3,768
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	408	6,450
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	258	10,472
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	156	10,521
Marsh & McLennan Cos., Inc. (Insurance)	252	16,947
Martin Marietta Materials, Inc. (Construction Materials)	30	5,373
Masco Corp. (Building Products)	162	5,558
MasterCard, Inc. - Class A (IT Services)	462	47,018
Mattel, Inc. (Leisure Products)	168	5,087
McCormick & Co., Inc. (Food Products)	54	5,396
McDonald’s Corp. (Hotels, Restaurants & Leisure)	414	47,759
McKesson Corp. (Health Care Providers & Services)	108	18,009
Mead Johnson Nutrition Co. - Class A (Food Products)	90	7,111
Medtronic PLC (Health Care Equipment & Supplies)	672	58,061
Merck & Co., Inc. (Pharmaceuticals)	1,338	83,505
MetLife, Inc. (Insurance)	534	23,726
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	12	5,038
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	84	3,930
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	102	6,338
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	504	8,961
Microsoft Corp. (Software)	3,780	217,727
Mohawk Industries, Inc.* (Household Durables)	30	6,010
Molson Coors Brewing Co. - Class B (Beverages)	90	9,882
Mondelez International, Inc. - Class A (Food Products)	756	33,189
Monsanto Co. (Chemicals)	210	21,462
Monster Beverage Corp.* (Beverages)	66	9,689
Moody’s Corp. (Capital Markets)	84	9,096
Morgan Stanley (Capital Markets)	714	22,890
Motorola Solutions, Inc. (Communications Equipment)	78	5,950
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	78	2,371
Mylan N.V.* (Pharmaceuticals)	222	8,463
National Oilwell Varco, Inc. (Energy Equipment & Services)	186	6,834
Navient Corp. (Consumer Finance)	156	2,257
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	138	4,943
Netflix, Inc.* (Internet & Direct Marketing Retail)	210	20,696
Newell Rubbermaid, Inc. (Household Durables)	234	12,323
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	96	4,172
Newmont Mining Corp. (Metals & Mining)	258	10,137
News Corp. - Class A (Media)	186	2,600
News Corp. - Class B (Media)	60	853
NextEra Energy, Inc. (Electric Utilities)	228	27,890
Nielsen Holdings PLC (Professional Services)	162	8,678
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	654	34,434
NiSource, Inc. (Multi-Utilities)	156	3,761
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	210	7,505
Nordstrom, Inc. (Multiline Retail)	54	2,802
Norfolk Southern Corp. (Road & Rail)	144	13,977
Northern Trust Corp. (Capital Markets)	102	6,935
Northrop Grumman Corp. (Aerospace & Defense)	84	17,972
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	150	1,682
Nucor Corp. (Metals & Mining)	156	7,714
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	258	17,678
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	372	27,126
Omnicom Group, Inc. (Media)	114	9,690
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	102	5,242
Oracle Corp. (Software)	1,458	57,270
O’Reilly Automotive, Inc.* (Specialty Retail)	48	13,445

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Owens-Illinois, Inc.* (Containers & Packaging)	78	$1,434
PACCAR, Inc. (Machinery)	168	9,875
Parker-Hannifin Corp. (Machinery)	66	8,285
Patterson Cos., Inc. (Health Care Providers & Services)	42	1,929
Paychex, Inc. (IT Services)	156	9,028
PayPal Holdings, Inc.* (IT Services)	546	22,370
Pentair PLC (Machinery)	78	5,011
People’s United Financial, Inc. (Banks)	150	2,373
PepsiCo, Inc. (Beverages)	696	75,704
PerkinElmer, Inc. (Life Sciences Tools & Services)	54	3,030
Perrigo Co. PLC (Pharmaceuticals)	72	6,648
Pfizer, Inc. (Pharmaceuticals)	2,940	99,577
PG&E Corp. (Electric Utilities)	240	14,681
Philip Morris International, Inc. (Tobacco)	750	72,915
Phillips 66 (Oil, Gas & Consumable Fuels)	216	17,399
Pinnacle West Capital Corp. (Electric Utilities)	54	4,103
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	84	15,595
Pitney Bowes, Inc. (Commercial Services & Supplies)	90	1,634
PNC Financial Services Group, Inc. (Banks)	240	21,622
PPG Industries, Inc. (Chemicals)	132	13,644
PPL Corp. (Electric Utilities)	330	11,408
Praxair, Inc. (Chemicals)	138	16,675
Principal Financial Group, Inc. (Insurance)	132	6,799
Prologis, Inc. (Real Estate Investment Trusts)	258	13,813
Prudential Financial, Inc. (Insurance)	210	17,147
Public Service Enterprise Group, Inc. (Multi-Utilities)	246	10,300
Public Storage (Real Estate Investment Trusts)	72	16,066
PulteGroup, Inc. (Household Durables)	150	3,006
PVH Corp. (Textiles, Apparel & Luxury Goods)	36	3,978
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	60	3,344
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	714	48,909
Quanta Services, Inc.* (Construction & Engineering)	72	2,015
Quest Diagnostics, Inc. (Health Care Providers & Services)	66	5,586
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	30	3,034
Range Resources Corp. (Oil, Gas & Consumable Fuels)	90	3,488
Raytheon Co. (Aerospace & Defense)	144	19,603
Realty Income Corp. (Real Estate Investment Trusts)	126	8,433
Red Hat, Inc.* (Software)	90	7,275
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	36	14,473
Regions Financial Corp. (Banks)	606	5,981
Republic Services, Inc. - Class A (Commercial Services & Supplies)	114	5,751
Reynolds American, Inc. (Tobacco)	402	18,954
Robert Half International, Inc. (Professional Services)	66	2,499
Rockwell Automation, Inc. (Electrical Equipment)	60	7,340
Rockwell Collins, Inc. (Aerospace & Defense)	60	5,060
Roper Technologies, Inc. (Industrial Conglomerates)	48	8,759
Ross Stores, Inc. (Specialty Retail)	192	12,346
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	84	6,296
Ryder System, Inc. (Road & Rail)	24	1,583
S&P Global, Inc. (Capital Markets)	126	15,947
Salesforce.com, Inc.* (Software)	312	22,255
SCANA Corp. (Multi-Utilities)	72	5,211
Schlumberger, Ltd. (Energy Equipment & Services)	672	52,845
Scripps Networks Interactive, Inc. - Class A (Media)	48	3,048
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	144	5,551
Sealed Air Corp. (Containers & Packaging)	96	4,399
Sempra Energy (Multi-Utilities)	120	12,863
Signet Jewelers, Ltd. (Specialty Retail)	36	2,683
Simon Property Group, Inc. (Real Estate Investment Trusts)	150	31,052
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	90	6,853
SL Green Realty Corp. (Real Estate Investment Trusts)	48	5,189
Snap-on, Inc. (Machinery)	30	4,559
Southwest Airlines Co. (Airlines)	300	11,667
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	240	3,322
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	342	14,621
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	138	11,007
Stanley Black & Decker, Inc. (Machinery)	72	8,855
Staples, Inc. (Specialty Retail)	318	2,719
Starbucks Corp. (Hotels, Restaurants & Leisure)	708	38,331
State Street Corp. (Capital Markets)	180	12,533
Stericycle, Inc.* (Commercial Services & Supplies)	42	3,366
Stryker Corp. (Health Care Equipment & Supplies)	150	17,462
SunTrust Banks, Inc. (Banks)	246	10,775
Symantec Corp. (Software)	300	7,530
Synchrony Financial (Consumer Finance)	384	10,752
Sysco Corp. (Food & Staples Retailing)	246	12,056
T. Rowe Price Group, Inc. (Capital Markets)	120	7,980
Target Corp. (Multiline Retail)	276	18,955
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	174	11,202
TEGNA, Inc. (Media)	102	2,230
Teradata Corp.* (IT Services)	66	2,046
Tesoro Corp. (Oil, Gas & Consumable Fuels)	60	4,774
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	486	34,107
Textron, Inc. (Aerospace & Defense)	132	5,247
The AES Corp. (Independent Power & Renewable Electricity Producers)	318	4,086
The Allstate Corp. (Insurance)	180	12,452

See accompanying notes to schedules of portfolio investments.

	Shares	Values
Common Stocks, continued
The Bank of New York Mellon Corp. (Capital Markets)	516	$20,578
The Boeing Co. (Aerospace & Defense)	282	37,151
The Charles Schwab Corp. (Capital Markets)	582	18,374
The Clorox Co. (Household Products)	60	7,511
The Coca-Cola Co. (Beverages)	1,884	79,731
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	24	4,302
The Dow Chemical Co. (Chemicals)	546	28,299
The Dun & Bradstreet Corp. (Professional Services)	18	2,459
The Estee Lauder Cos., Inc. - Class A (Personal Products)	108	9,564
The Gap, Inc. (Specialty Retail)	108	2,402
The Goldman Sachs Group, Inc. (Capital Markets)	180	29,028
The Goodyear Tire & Rubber Co. (Auto Components)	126	4,070
The Hershey Co. (Food Products)	66	6,310
The Home Depot, Inc. (Specialty Retail)	600	77,208
The Interpublic Group of Cos., Inc. (Media)	192	4,291
The JM Smucker Co. - Class A (Food Products)	54	7,319
The Kraft Heinz Co. (Food Products)	288	25,779
The Kroger Co. (Food & Staples Retailing)	462	13,712
The Macerich Co. (Real Estate Investment Trusts)	60	4,852
The Mosaic Co. (Chemicals)	168	4,109
The NASDAQ OMX Group, Inc. (Capital Markets)	54	3,647
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	24	35,316
The Procter & Gamble Co. (Household Products)	1,296	116,317
The Progressive Corp. (Insurance)	282	8,883
The Sherwin-Williams Co. (Chemicals)	36	9,960
The Southern Co. (Electric Utilities)	474	24,316
The TJX Cos., Inc. (Specialty Retail)	318	23,780
The Travelers Cos., Inc. (Insurance)	138	15,808
The Walt Disney Co. (Media)	714	66,302
The Western Union Co. (IT Services)	234	4,872
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	330	10,141
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	192	30,539
Tiffany & Co. (Specialty Retail)	54	3,922
Time Warner, Inc. (Media)	378	30,093
Torchmark Corp. (Insurance)	54	3,450
Total System Services, Inc. (IT Services)	78	3,678
Tractor Supply Co. (Specialty Retail)	66	4,445
TransDigm Group, Inc.* (Aerospace & Defense)	24	6,939
Transocean, Ltd.* (Energy Equipment & Services)	168	1,791
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	54	3,412
Twenty-First Century Fox, Inc. - Class A (Media)	516	12,498
Twenty-First Century Fox, Inc. - Class B (Media)	234	5,789
Tyson Foods, Inc. - Class A (Food Products)	144	10,752
U.S. Bancorp (Banks)	780	33,454
UDR, Inc. (Real Estate Investment Trusts)	132	4,751
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	30	7,139
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	90	3,481
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	90	3,047
Union Pacific Corp. (Road & Rail)	402	39,207
United Continental Holdings, Inc.* (Airlines)	144	7,556
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	336	36,744
United Rentals, Inc.* (Trading Companies & Distributors)	42	3,297
United Technologies Corp. (Aerospace & Defense)	378	38,406
UnitedHealth Group, Inc. (Health Care Providers & Services)	462	64,681
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	42	5,175
Unum Group (Insurance)	114	4,025
Urban Outfitters, Inc.* (Specialty Retail)	42	1,450
V.F. Corp. (Textiles, Apparel & Luxury Goods)	162	9,080
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	222	11,766
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	48	4,777
Ventas, Inc. (Real Estate Investment Trusts)	168	11,866
VeriSign, Inc.* (Internet Software & Services)	48	3,756
Verisk Analytics, Inc.* - Class A (Professional Services)	78	6,340
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,974	102,609
Vertex Pharmaceuticals, Inc.* (Biotechnology)	120	10,465
Viacom, Inc. - Class B (Media)	168	6,401
Visa, Inc. - Class A (IT Services)	912	75,421
Vornado Realty Trust (Real Estate Investment Trusts)	84	8,502
Vulcan Materials Co. (Construction Materials)	66	7,506
W.W. Grainger, Inc. (Trading Companies & Distributors)	24	5,396
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	414	33,377
Wal-Mart Stores, Inc. (Food & Staples Retailing)	732	52,792
Waste Management, Inc. (Commercial Services & Supplies)	198	12,625
Waters Corp.* (Life Sciences Tools & Services)	42	6,657
WEC Energy Group, Inc. (Multi-Utilities)	150	8,982
Wells Fargo & Co. (Banks)	2,202	97,504
Welltower, Inc. (Real Estate Investment Trusts)	174	13,010
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	138	8,069
WestRock Co. (Containers & Packaging)	120	5,818
Weyerhaeuser Co. (Real Estate Investment Trusts)	360	11,498
Whirlpool Corp. (Household Durables)	36	5,838

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Whole Foods Market, Inc. (Food & Staples Retailing)	156	$4,423
Willis Towers Watson PLC (Insurance)	60	7,966
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	54	3,636
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	36	3,507
Xcel Energy, Inc. (Electric Utilities)	246	10,120
Xerox Corp. (IT Services)	414	4,194
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	120	6,521
XL Group, Ltd. (Insurance)	132	4,439
Xylem, Inc. (Machinery)	84	4,406
Yahoo!, Inc.* (Internet Software & Services)	426	18,361
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	180	16,346
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	96	12,482
Zions Bancorp (Banks)	102	3,164
Zoetis, Inc. (Pharmaceuticals)	240	12,482
TOTAL COMMON STOCKS (Cost $4,643,553)		9,080,923

	Principal Amount	Value
Repurchase Agreements(b)(c)(19.1%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $2,605,085	$2,605,000	$2,605,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,605,000)		2,605,000

TOTAL INVESTMENT SECURITIES (Cost $7,248,553) - 85.7%		11,685,923
Net other assets (liabilities) - 14.3%		1,945,641

NET ASSETS - 100.0%		$13,631,564

*	Non-income producing security
(a)	Number of shares is less than 0.50.
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $1,345,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	40	12/19/16	$4,321,000	$(35,310)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	10/27/16	0.85%	$4,423,919	$28,704
SPDR S&P 500 ETF	Goldman Sachs International	10/27/16	0.75%	2,558,645	19,739
				6,982,564	48,443

S&P 500	UBS AG	10/27/16	0.55%	$4,474,901	$(1,638)
SPDR S&P 500 ETF	UBS AG	10/27/16	0.55%	2,363,219	7,865
				6,838,120	6,227
				$13,820,684	$54,670

^	Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraBull invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$185,982	1.4%
Air Freight & Logistics	67,416	0.5%
Airlines	47,025	0.3%
Auto Components	38,079	0.3%
Automobiles	49,151	0.4%
Banks	488,875	3.5%
Beverages	201,479	1.6%
Biotechnology	272,290	2.0%
Building Products	13,049	0.1%
Capital Markets	230,522	1.7%
Chemicals	187,503	1.4%
Commercial Services & Supplies	28,105	0.2%
Communications Equipment	96,931	0.7%
Construction & Engineering	8,506	0.1%
Construction Materials	12,879	0.1%
Consumer Finance	66,084	0.5%
Containers & Packaging	31,302	0.2%
Distributors	12,551	0.1%
Diversified Consumer Services	2,500	NM
Diversified Financial Services	135,594	1.0%
Diversified Telecommunication Services	239,999	1.8%
Electric Utilities	186,856	1.5%
Electrical Equipment	50,732	0.4%
Electronic Equipment, Instruments & Components	34,933	0.3%
Energy Equipment & Services	97,757	0.7%
Food & Staples Retailing	194,306	1.4%
Food Products	155,309	1.1%
Health Care Equipment & Supplies	252,116	1.8%
Health Care Providers & Services	235,807	1.7%
Health Care Technology	8,892	0.1%
Hotels, Restaurants & Leisure	145,409	1.1%
Household Durables	44,526	0.3%
Household Products	183,842	1.3%
Independent Power & Renewable Electricity Producers	5,768	NM
Industrial Conglomerates	231,912	1.6%
Insurance	239,113	1.8%
Internet & Direct Marketing Retail	227,190	1.7%
Internet Software & Services	415,748	3.1%
IT Services	342,261	2.5%
Leisure Products	9,371	0.1%
Life Sciences Tools & Services	65,690	0.5%
Machinery	131,310	1.0%
Media	265,789	1.8%
Metals & Mining	30,751	0.2%
Multiline Retail	49,069	0.4%
Multi-Utilities	99,584	0.7%
Oil, Gas & Consumable Fuels	562,015	4.1%
Personal Products	10,410	0.1%
Pharmaceuticals	498,473	3.7%
Professional Services	28,051	0.2%
Real Estate Investment Trusts	273,523	2.0%
Real Estate Management & Development	4,029	NM
Road & Rail	77,122	0.6%
Semiconductors & Semiconductor Equipment	298,770	2.2%
Software	396,778	2.9%
Specialty Retail	223,833	1.6%
Technology Hardware, Storage & Peripherals	344,774	2.5%
Textiles, Apparel & Luxury Goods	70,726	0.5%
Tobacco	151,811	1.1%
Trading Companies & Distributors	14,458	0.1%
Water Utilities	6,287	NM
Other**	4,550,641	33.4%
Total	$13,631,564	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP UltraMid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (72.2%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	960	$17,232
A.O. Smith Corp. (Building Products)	660	65,201
Aaron’s, Inc. (Specialty Retail)	600	15,252
Abercrombie & Fitch Co. - Class A (Specialty Retail)	600	9,534
ABIOMED, Inc.* (Health Care Equipment & Supplies)	360	46,289
ACI Worldwide, Inc.* (Software)	1,020	19,768
Acxiom Corp.* (IT Services)	660	17,589
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,760	39,802
AECOM Technology Corp.* (Construction & Engineering)	1,380	41,027
AGCO Corp. (Machinery)	600	29,592
Akorn, Inc.* (Pharmaceuticals)	780	21,263
Alexander & Baldwin, Inc. (Real Estate Management & Development)	420	16,136
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	660	71,789
Align Technology, Inc.* (Health Care Equipment & Supplies)	660	61,875
Alleghany Corp.* (Insurance)	120	63,002
Allegheny Technologies, Inc. (Metals & Mining)	960	17,347
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,620	21,335
AMC Networks, Inc.* - Class A (Media)	540	28,004
American Campus Communities, Inc. (Real Estate Investment Trusts)	1,140	57,992
American Eagle Outfitters, Inc. (Specialty Retail)	1,500	26,790
American Financial Group, Inc. (Insurance)	660	49,500
AmSurg Corp.* (Health Care Providers & Services)	480	32,184
ANSYS, Inc.* (Software)	780	72,236
AptarGroup, Inc. (Containers & Packaging)	540	41,801
Aqua America, Inc. (Water Utilities)	1,560	47,549
ARRIS International PLC* (Communications Equipment)	1,680	47,595
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	780	49,897
Ascena Retail Group, Inc.* (Specialty Retail)	1,440	8,050
Ashland Global Holdings, Inc. (Chemicals)	540	62,613
Aspen Insurance Holdings, Ltd. (Insurance)	540	25,159
Associated Banc-Corp. (Banks)	1,320	25,859
Atmos Energy Corp. (Gas Utilities)	900	67,023
Avis Budget Group, Inc.* (Road & Rail)	840	28,736
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,140	46,808
Avon Products, Inc. (Personal Products)	3,840	21,734
BancorpSouth, Inc. (Banks)	780	18,096
Bank of Hawaii Corp. (Banks)	360	26,143
Bank of the Ozarks, Inc. (Banks)	780	29,952
BE Aerospace, Inc. (Aerospace & Defense)	900	46,494
Belden, Inc. (Electronic Equipment, Instruments & Components)	360	24,836
Bemis Co., Inc. (Containers & Packaging)	840	42,848
Big Lots, Inc. (Multiline Retail)	420	20,055
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	180	29,486
Bio-Techne Corp. (Life Sciences Tools & Services)	300	32,850
Black Hills Corp. (Multi-Utilities)	480	29,386
Brinker International, Inc. (Hotels, Restaurants & Leisure)	480	24,206
Broadridge Financial Solutions, Inc. (IT Services)	1,020	69,146
Brocade Communications Systems, Inc. (Communications Equipment)	3,540	32,674
Brown & Brown, Inc. (Insurance)	1,020	38,464
Brunswick Corp. (Leisure Products)	780	38,048
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	180	25,333
Cabela’s, Inc.* - Class A (Specialty Retail)	480	26,366
Cable One, Inc. (Media)	60	35,040
Cabot Corp. (Chemicals)	540	28,301
Cadence Design Systems, Inc.* (Software)	2,580	65,867
CalAtlantic Group, Inc. (Household Durables)	660	22,070
Camden Property Trust (Real Estate Investment Trusts)	780	65,317
Care Capital Properties, Inc. (Real Estate Investment Trusts)	720	20,520
Carlisle Cos., Inc. (Industrial Conglomerates)	540	55,388
Carpenter Technology Corp. (Metals & Mining)	420	17,329
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	420	36,419
Casey’s General Stores, Inc. (Food & Staples Retailing)	360	43,254
Catalent, Inc.* (Pharmaceuticals)	960	24,806
Cathay General Bancorp (Banks)	660	20,315
CBOE Holdings, Inc. (Capital Markets)	720	46,692
CDK Global, Inc. (Software)	1,320	75,715
CEB, Inc. (Professional Services)	300	16,341
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	420	35,003
Chemical Financial Corp. (Banks)	600	26,478
Chico’s FAS, Inc. (Specialty Retail)	1,140	13,566
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	120	17,562
Ciena Corp.* (Communications Equipment)	1,200	26,160
Cinemark Holdings, Inc. (Media)	960	36,750
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	540	28,701
CLARCOR, Inc. (Machinery)	420	27,300
Clean Harbors, Inc.* (Commercial Services & Supplies)	480	23,030
CNO Financial Group, Inc. (Insurance)	1,560	23,821
Cognex Corp. (Electronic Equipment, Instruments & Components)	720	38,059
Commerce Bancshares, Inc. (Banks)	720	35,467

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Commercial Metals Co. (Metals & Mining)	1,020	$16,514
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	1,200	37,692
Community Health Systems, Inc.* (Health Care Providers & Services)	1,020	11,771
CommVault Systems, Inc.* (Software)	360	19,127
Compass Minerals International, Inc. (Metals & Mining)	300	22,110
Computer Sciences Corp. (IT Services)	1,260	65,785
comScore, Inc.* (Internet Software & Services)	420	12,877
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	1,560	29,952
Convergys Corp. (IT Services)	840	25,553
Copart, Inc.* (Commercial Services & Supplies)	840	44,991
CoreLogic, Inc.* (IT Services)	780	30,592
Corporate Office Properties Trust (Real Estate Investment Trusts)	840	23,814
Corrections Corp. of America (Real Estate Investment Trusts)	1,020	14,147
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	240	31,733
Crane Co. (Machinery)	420	26,464
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	900	23,148
CST Brands, Inc. (Specialty Retail)	660	31,739
Cullen/Frost Bankers, Inc. (Banks)	480	34,531
Curtiss-Wright Corp. (Aerospace & Defense)	420	38,266
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,820	34,291
Dana Holding Corp. (Auto Components)	1,260	19,643
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	780	37,869
Dean Foods Co. (Food Products)	780	12,792
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	300	17,865
Deluxe Corp. (Commercial Services & Supplies)	420	28,064
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,480	11,240
DeVry Education Group, Inc. (Diversified Consumer Services)	480	11,069
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	540	9,509
Dick’s Sporting Goods, Inc. (Specialty Retail)	780	44,241
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	660	16,361
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	420	63,777
Domtar Corp. (Paper & Forest Products)	540	20,050
Donaldson Co., Inc. (Machinery)	1,200	44,796
Douglas Emmett, Inc. (Real Estate Investment Trusts)	1,260	46,154
Dril-Quip, Inc.* (Energy Equipment & Services)	360	20,066
DST Systems, Inc. (IT Services)	300	35,376
Duke Realty Corp. (Real Estate Investment Trusts)	3,060	83,631
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	780	40,622
Dycom Industries, Inc.* (Construction & Engineering)	300	24,534
Eagle Materials, Inc. (Construction Materials)	420	32,466
East West Bancorp, Inc. (Banks)	1,260	46,255
Eaton Vance Corp. (Capital Markets)	1,020	39,831
Edgewell Personal Care Co.* (Personal Products)	540	42,941
Education Realty Trust, Inc. (Real Estate Investment Trusts)	660	28,472
EMCOR Group, Inc. (Construction & Engineering)	540	32,195
Endurance Specialty Holdings, Ltd. (Insurance)	540	35,343
Energen Corp. (Oil, Gas & Consumable Fuels)	840	48,486
Energizer Holdings, Inc. (Household Products)	540	26,978
EnerSys (Electrical Equipment)	360	24,908
Ensco PLCADR - Class A (Energy Equipment & Services)	2,640	22,440
EPR Properties (Real Estate Investment Trusts)	540	42,520
Equity One, Inc. (Real Estate Investment Trusts)	780	23,876
Esterline Technologies Corp.* (Aerospace & Defense)	240	18,250
Everest Re Group, Ltd. (Insurance)	360	68,389
F.N.B. Corp. (Banks)	1,860	22,878
FactSet Research Systems, Inc. (Capital Markets)	360	58,356
Fair Isaac Corp. (Software)	300	37,377
Federated Investors, Inc. - Class B (Capital Markets)	840	24,889
First American Financial Corp. (Insurance)	960	37,709
First Horizon National Corp. (Banks)	2,040	31,069
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	1,020	28,784
Flowers Foods, Inc. (Food Products)	1,620	24,494
Fortinet, Inc.* (Software)	1,320	48,748
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	360	9,997
FTI Consulting, Inc.* (Professional Services)	360	16,042
Fulton Financial Corp. (Banks)	1,500	21,780
GameStop Corp. - Class A (Specialty Retail)	900	24,831
Gartner, Inc.* (IT Services)	720	63,684
GATX Corp. (Trading Companies & Distributors)	360	16,038
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	480	33,096
Gentex Corp. (Auto Components)	2,520	44,252
Genworth Financial, Inc.* - Class A (Insurance)	4,380	21,725
Graco, Inc. (Machinery)	480	35,520
Graham Holdings Co. - Class B (Diversified Consumer Services)	60	28,882
Granite Construction, Inc. (Construction & Engineering)	360	17,906
Great Plains Energy, Inc. (Electric Utilities)	1,800	49,122
Greif, Inc. - Class A (Containers & Packaging)	240	11,902
GUESS?, Inc. (Specialty Retail)	540	7,889

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,080	$30,510
Halyard Health, Inc.* (Health Care Equipment & Supplies)	420	14,557
Hancock Holding Co. (Banks)	660	21,404
Hawaiian Electric Industries, Inc. (Electric Utilities)	960	28,656
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	1,020	34,741
Helen of Troy, Ltd.* (Household Durables)	240	20,681
Herman Miller, Inc. (Commercial Services & Supplies)	540	15,444
Highwoods Properties, Inc. (Real Estate Investment Trusts)	840	43,781
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	540	33,469
HNI Corp. (Commercial Services & Supplies)	420	16,716
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,560	38,220
Hospitality Properties Trust (Real Estate Investment Trusts)	1,440	42,797
HSN, Inc. (Internet & Direct Marketing Retail)	300	11,940
Hubbell, Inc. (Electrical Equipment)	480	51,715
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	420	64,436
IDACORP, Inc. (Electric Utilities)	420	32,878
IDEX Corp. (Machinery)	660	61,756
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	780	87,930
Ingram Micro, Inc. - Class A (Electronic Equipment, Instruments & Components)	1,320	47,071
Ingredion, Inc. (Food Products)	660	87,821
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,200	27,720
InterDigital, Inc. (Communications Equipment)	300	23,760
International Bancshares Corp. (Banks)	540	16,081
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	240	8,021
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	1,200	26,316
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	300	24,705
ITT, Inc. (Machinery)	780	27,955
J.C. Penney Co., Inc.* (Multiline Retail)	2,700	24,894
j2 Global, Inc. (Internet Software & Services)	420	27,976
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,680	36,658
Jack Henry & Associates, Inc. (IT Services)	720	61,596
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	300	28,782
Janus Capital Group, Inc. (Capital Markets)	1,260	17,653
JetBlue Airways Corp.* (Airlines)	2,820	48,617
John Wiley & Sons, Inc. - Class A (Media)	420	21,676
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	420	47,792
Joy Global, Inc. (Machinery)	840	23,302
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,140	19,528
KB Home (Household Durables)	720	11,606
KBR, Inc. (Construction & Engineering)	1,260	19,064
Kemper Corp. (Insurance)	420	16,514
Kennametal, Inc. (Machinery)	720	20,894
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,500	47,535
Kilroy Realty Corp. (Real Estate Investment Trusts)	840	58,254
Kirby Corp.* (Marine)	480	29,837
KLX, Inc.* (Aerospace & Defense)	480	16,896
Knowles Corp.* (Electronic Equipment, Instruments & Components)	780	10,959
Lamar Advertising Co. - Class A (Real Estate Investment Trusts)	720	47,023
Lancaster Colony Corp. (Food Products)	180	23,776
Landstar System, Inc. (Road & Rail)	360	24,509
LaSalle Hotel Properties (Real Estate Investment Trusts)	1,020	24,347
Leidos Holdings, Inc. (IT Services)	1,260	54,533
Lennox International, Inc. (Building Products)	360	56,531
Lexmark International, Inc. - Class A (Technology Hardware, Storage & Peripherals)	540	21,578
Liberty Property Trust (Real Estate Investment Trusts)	1,320	53,262
Life Storage, Inc. (Real Estate Investment Trusts)	420	37,355
LifePoint Health, Inc.* (Health Care Providers & Services)	360	21,323
Lincoln Electric Holdings, Inc. (Machinery)	540	33,815
LivaNova PLC* (Health Care Equipment & Supplies)	360	21,640
Live Nation Entertainment, Inc.* (Media)	1,140	31,327
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,260	23,726
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	780	21,232
Manhattan Associates, Inc.* (Software)	660	38,029
ManpowerGroup, Inc. (Professional Services)	600	43,356
MarketAxess Holdings, Inc. (Capital Markets)	360	59,612
MAXIMUS, Inc. (IT Services)	600	33,936
MB Financial, Inc. (Banks)	600	22,824
MDU Resources Group, Inc. (Multi-Utilities)	1,740	44,265
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	2,580	38,107
MEDNAX, Inc.* (Health Care Providers & Services)	840	55,650
Mentor Graphics Corp. (Software)	960	25,382
Mercury General Corp. (Insurance)	300	16,455
Meredith Corp. (Media)	300	15,597
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,020	42,819
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	660	62,033
Minerals Technologies, Inc. (Chemicals)	300	21,207
Molina Healthcare, Inc.* (Health Care Providers & Services)	360	20,995
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	300	24,150
MSA Safety, Inc. (Commercial Services & Supplies)	300	17,412

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	420	$30,832
MSCI, Inc. - Class A (Capital Markets)	840	70,510
Murphy USA, Inc.* (Specialty Retail)	300	21,408
Nabors Industries, Ltd. (Energy Equipment & Services)	2,520	30,644
National Fuel Gas Co. (Gas Utilities)	720	38,930
National Instruments Corp. (Electronic Equipment, Instruments & Components)	900	25,560
National Retail Properties, Inc. (Real Estate Investment Trusts)	1,320	67,122
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,080	34,766
NetScout Systems, Inc.* (Communications Equipment)	780	22,815
NeuStar, Inc.* - Class A (IT Services)	480	12,763
New Jersey Resources Corp. (Gas Utilities)	780	25,631
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	4,260	60,620
NewMarket Corp. (Chemicals)	60	25,759
Noble Corp. PLC (Energy Equipment & Services)	2,160	13,694
Nordson Corp. (Machinery)	480	47,822
NorthWestern Corp. (Multi-Utilities)	420	24,163
NOW, Inc.* (Trading Companies & Distributors)	960	20,573
NuVasive, Inc.* (Health Care Equipment & Supplies)	420	27,997
NVR, Inc.* (Household Durables)	60	98,393
Oceaneering International, Inc. (Energy Equipment & Services)	840	23,108
Office Depot, Inc. (Specialty Retail)	4,800	17,136
OGE Energy Corp. (Electric Utilities)	1,740	55,019
Oil States International, Inc.* (Energy Equipment & Services)	480	15,154
Old Dominion Freight Line, Inc.* (Road & Rail)	600	41,167
Old Republic International Corp. (Insurance)	2,160	38,059
Olin Corp. (Chemicals)	1,440	29,549
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	1,680	59,556
ONE Gas, Inc. (Gas Utilities)	480	29,683
Orbital ATK, Inc. (Aerospace & Defense)	540	41,164
Oshkosh Corp. (Machinery)	660	36,960
Owens & Minor, Inc. (Health Care Providers & Services)	540	18,754
Packaging Corp. of America (Containers & Packaging)	840	68,259
PacWest Bancorp (Banks)	1,080	46,343
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	180	35,050
PAREXEL International Corp.* (Life Sciences Tools & Services)	480	33,336
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,320	29,529
Plantronics, Inc. (Communications Equipment)	300	15,588
PNM Resources, Inc. (Electric Utilities)	720	23,558
Polaris Industries, Inc. (Leisure Products)	540	41,818
PolyOne Corp. (Chemicals)	720	24,343
Pool Corp. (Distributors)	360	34,027
Post Holdings, Inc.* (Food Products)	540	41,672
Post Properties, Inc. (Real Estate Investment Trusts)	480	31,742
Potlatch Corp. (Real Estate Investment Trusts)	360	14,000
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	480	23,170
Primerica, Inc. (Insurance)	420	22,273
PrivateBancorp, Inc. (Banks)	720	33,062
Prosperity Bancshares, Inc. (Banks)	600	32,934
PTC, Inc.* (Software)	1,020	45,196
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	2,100	41,013
Rackspace Hosting, Inc.* (Internet Software & Services)	960	30,423
Raymond James Financial, Inc. (Capital Markets)	1,140	66,359
Rayonier, Inc. (Real Estate Investment Trusts)	1,080	28,663
Regal Beloit Corp. (Electrical Equipment)	420	24,986
Regency Centers Corp. (Real Estate Investment Trusts)	900	69,741
Reinsurance Group of America, Inc. (Insurance)	540	58,288
Reliance Steel & Aluminum Co. (Metals & Mining)	660	47,540
RenaissanceRe Holdings, Ltd. (Insurance)	360	43,258
ResMed, Inc. (Health Care Equipment & Supplies)	1,260	81,635
Restoration Hardware Holdings, Inc.* (Specialty Retail)	360	12,449
Rollins, Inc. (Commercial Services & Supplies)	840	24,595
Rowan Cos. PLC - Class A (Energy Equipment & Services)	1,080	16,373
Royal Gold, Inc. (Metals & Mining)	600	46,458
RPM International, Inc. (Chemicals)	1,200	64,465
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,320	33,898
Science Applications International Corp. (IT Services)	420	29,135
SEI Investments Co. (Capital Markets)	1,200	54,732
Senior Housing Properties Trust (Real Estate Investment Trusts)	2,100	47,691
Sensient Technologies Corp. (Chemicals)	420	31,836
Service Corp. International (Diversified Consumer Services)	1,680	44,588
Signature Bank* (Banks)	480	56,856
Silgan Holdings, Inc. (Containers & Packaging)	360	18,212
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	360	21,168
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,200	27,480
SLM Corp.* (Consumer Finance)	3,780	28,237
SM Energy Co. (Oil, Gas & Consumable Fuels)	780	30,092
Snyder’s-Lance, Inc. (Food Products)	780	26,192
Sonoco Products Co. (Containers & Packaging)	900	47,547
Sotheby’s - Class A (Diversified Consumer Services)	420	15,968
Southwest Gas Corp. (Gas Utilities)	420	29,341
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,200	24,780

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Steel Dynamics, Inc. (Metals & Mining)	2,160	$53,978
STERIS PLC (Health Care Equipment & Supplies)	780	57,018
Stifel Financial Corp.* (Capital Markets)	600	23,070
Superior Energy Services, Inc. (Energy Equipment & Services)	1,320	23,628
SVB Financial Group* (Banks)	480	53,059
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	300	17,574
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	240	27,386
Synopsys, Inc.* (Software)	1,320	78,341
Synovus Financial Corp. (Banks)	1,080	35,132
Talen Energy Corp.* (Independent Power & Renewable Electricity Producers)	780	10,803
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	840	32,726
Taubman Centers, Inc. (Real Estate Investment Trusts)	540	40,181
TCF Financial Corp. (Banks)	1,500	21,765
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	300	25,413
Teledyne Technologies, Inc.* (Aerospace & Defense)	300	32,379
Teleflex, Inc. (Health Care Equipment & Supplies)	360	60,498
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	840	22,831
Tempur Sealy International, Inc.* (Household Durables)	420	23,831
Tenet Healthcare Corp.* (Health Care Providers & Services)	720	16,315
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,800	38,844
Terex Corp. (Machinery)	960	24,394
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	540	21,076
The Boston Beer Co., Inc.* - Class A (Beverages)	60	9,316
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	420	21,025
The Hain Celestial Group, Inc.* (Food Products)	900	32,022
The Hanover Insurance Group, Inc. (Insurance)	360	27,151
The New York Times Co. - Class A (Media)	1,080	12,906
The Scotts Miracle-Gro Co. - Class A (Chemicals)	420	34,973
The Timken Co. (Machinery)	600	21,084
The Toro Co. (Machinery)	960	44,966
The Ultimate Software Group, Inc.* (Software)	240	49,054
The Valspar Corp. (Chemicals)	660	70,007
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,800	19,440
The WhiteWave Foods Co.* (Food Products)	1,560	84,911
Thor Industries, Inc. (Automobiles)	420	35,574
Time, Inc. (Media)	900	13,032
Toll Brothers, Inc.* (Household Durables)	1,320	39,415
Tootsie Roll Industries, Inc. (Food Products)	180	6,629
TreeHouse Foods, Inc.* (Food Products)	480	41,851
TRI Pointe Group, Inc.* (Household Durables)	1,260	16,607
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,220	63,404
Trinity Industries, Inc. (Machinery)	1,320	31,918
Triumph Group, Inc. (Aerospace & Defense)	420	11,710
Trustmark Corp. (Banks)	600	16,536
Tupperware Brands Corp. (Household Durables)	420	27,455
Tyler Technologies, Inc.* (Software)	300	51,369
UGI Corp. (Gas Utilities)	1,500	67,860
Umpqua Holdings Corp. (Banks)	1,920	28,896
United Natural Foods, Inc.* (Food & Staples Retailing)	420	16,817
United States Steel Corp. (Metals & Mining)	1,500	28,290
United Therapeutics Corp.* (Biotechnology)	360	42,509
Urban Edge Properties (Real Estate Investment Trusts)	780	21,949
Valley National Bancorp (Banks)	2,220	21,601
Valmont Industries, Inc. (Construction & Engineering)	180	24,223
VCA, Inc.* (Health Care Providers & Services)	720	50,386
Vectren Corp. (Multi-Utilities)	720	36,144
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	960	15,110
ViaSat, Inc.* (Communications Equipment)	420	31,353
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,200	16,908
Vista Outdoor, Inc.* (Leisure Products)	540	21,524
W.R. Berkley Corp. (Insurance)	840	48,518
Wabtec Corp. (Machinery)	780	63,687
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	720	13,075
Washington Federal, Inc. (Thrifts & Mortgage Finance)	780	20,810
Washington Prime Group, Inc. (Real Estate Investment Trusts)	1,620	20,056
Watsco, Inc. (Trading Companies & Distributors)	240	33,816
WebMD Health Corp.* (Internet Software & Services)	360	17,892
Webster Financial Corp. (Banks)	780	29,648
Weingarten Realty Investors (Real Estate Investment Trusts)	1,020	39,760
WellCare Health Plans, Inc.* (Health Care Providers & Services)	360	42,152
Werner Enterprises, Inc. (Road & Rail)	420	9,773
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	660	49,170
Westar Energy, Inc. (Electric Utilities)	1,260	71,505
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	720	19,051
WEX, Inc.* (IT Services)	360	38,912
WGL Holdings, Inc. (Gas Utilities)	420	26,334
Williams-Sonoma, Inc. (Specialty Retail)	720	36,778
WisdomTree Investments, Inc. (Capital Markets)	1,020	10,496
Woodward, Inc. (Machinery)	480	29,990
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	600	27,756
Worthington Industries, Inc. (Metals & Mining)	360	17,291

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,060	$40,361
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	480	33,413
TOTAL COMMON STOCKS (Cost $8,270,346)		13,406,834

	Principal Amount	Value
Repurchase Agreements(a)(b)(19.3%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $3,574,117	$3,574,000	$3,574,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,574,000)		3,574,000

TOTAL INVESTMENT SECURITIES (Cost $11,844,346) - 91.5%		16,980,834
Net other assets (liabilities) - 8.5%		1,581,489

NET ASSETS - 100.0%		$18,562,323

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $3,104,000.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	2	12/19/16	$309,800	$(5,806)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	10/27/16	0.90%	$7,516,163	$42,524
SPDR S&P MidCap 400 ETF	Goldman Sachs International	10/27/16	0.65%	3,350,011	10,543
				10,866,174	53,067

S&P MidCap 400	UBS AG	10/27/16	0.75%	9,933,026	43,984
SPDR S&P MidCap 400 ETF	UBS AG	10/27/16	0.75%	2,549,937	13,284
				12,482,963	57,268
				$23,349,137	$110,335

^	Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraMid-Cap invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$269,595	1.5%
Airlines	48,617	0.3%
Auto Components	63,895	0.3%
Automobiles	35,574	0.2%
Banks	774,964	4.2%
Beverages	9,316	0.1%
Biotechnology	42,509	0.2%
Building Products	121,732	0.7%
Capital Markets	485,275	2.6%
Chemicals	393,053	2.2%
Commercial Services & Supplies	170,252	0.9%
Communications Equipment	199,945	1.1%
Construction & Engineering	158,949	0.9%
Construction Materials	32,466	0.2%
Consumer Finance	28,237	0.2%
Containers & Packaging	230,569	1.2%
Distributors	34,027	0.2%
Diversified Consumer Services	100,507	0.5%
Electric Utilities	260,738	1.4%
Electrical Equipment	101,609	0.5%
Electronic Equipment, Instruments & Components	533,722	2.9%
Energy Equipment & Services	204,145	1.1%
Food & Staples Retailing	84,851	0.5%
Food Products	382,160	2.1%
Gas Utilities	284,802	1.5%
Health Care Equipment & Supplies	542,078	2.9%
Health Care Providers & Services	269,530	1.5%
Health Care Technology	21,335	0.1%
Hotels, Restaurants & Leisure	336,627	1.9%
Household Durables	260,058	1.4%
Household Products	26,978	0.1%
Independent Power & Renewable Electricity Producers	10,803	0.1%
Industrial Conglomerates	55,388	0.3%
Insurance	633,628	3.4%
Internet & Direct Marketing Retail	11,940	0.1%
Internet Software & Services	89,168	0.5%
IT Services	538,600	2.9%
Leisure Products	101,390	0.5%
Life Sciences Tools & Services	130,675	0.7%
Machinery	632,215	3.3%
Marine	29,837	0.2%
Media	194,332	1.0%
Metals & Mining	266,857	1.4%
Multiline Retail	44,949	0.2%
Multi-Utilities	133,958	0.7%
Oil, Gas & Consumable Fuels	316,681	1.7%
Paper & Forest Products	43,776	0.2%
Personal Products	64,675	0.3%
Pharmaceuticals	69,239	0.4%
Professional Services	75,739	0.4%
Real Estate Investment Trusts	1,518,696	8.2%
Real Estate Management & Development	63,928	0.3%
Road & Rail	137,281	0.7%
Semiconductors & Semiconductor Equipment	324,533	1.7%
Software	626,209	3.3%
Specialty Retail	329,927	1.9%
Technology Hardware, Storage & Peripherals	89,937	0.5%
Textiles, Apparel & Luxury Goods	111,289	0.6%
Thrifts & Mortgage Finance	81,430	0.4%
Trading Companies & Distributors	101,259	0.5%
Water Utilities	47,549	0.3%
Wireless Telecommunication Services	22,831	0.1%
Other**	5,155,489	27.8%
Total	$18,562,323	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP UltraSmall-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (49.3%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	306	$2,806
2U, Inc.* (Internet Software & Services)	255	9,764
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	714	12,816
8x8, Inc.* (Software)	612	9,443
A. Schulman, Inc. (Chemicals)	204	5,940
A10 Networks, Inc.* (Software)	459	4,907
AAON, Inc. (Building Products)	255	7,349
AAR Corp. (Aerospace & Defense)	255	7,987
Aaron’s, Inc. (Specialty Retail)	459	11,668
Abercrombie & Fitch Co. - Class A (Specialty Retail)	459	7,294
ABM Industries, Inc. (Commercial Services & Supplies)	357	14,173
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,785	3,017
Acacia Research Corp. (Professional Services)	561	3,658
Acadia Realty Trust (Real Estate Investment Trusts)	459	16,634
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	204	5,561
Acceleron Pharma, Inc.* (Biotechnology)	204	7,383
ACCO Brands Corp.* (Commercial Services & Supplies)	714	6,883
Accuray, Inc.* (Health Care Equipment & Supplies)	714	4,548
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	663	2,579
Aceto Corp. (Health Care Providers & Services)	204	3,874
Achillion Pharmaceuticals, Inc.* (Biotechnology)	816	6,610
ACI Worldwide, Inc.* (Software)	714	13,837
Acorda Therapeutics, Inc.* (Biotechnology)	306	6,389
Actua Corp.* (Internet Software & Services)	357	4,623
Actuant Corp. - Class A (Machinery)	408	9,482
Acxiom Corp.* (IT Services)	510	13,592
ADTRAN, Inc. (Communications Equipment)	357	6,833
Aduro Biotech, Inc.* (Biotechnology)	306	3,804
Advanced Drainage Systems, Inc. (Building Products)	255	6,135
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	255	12,067
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,029	27,840
Advaxis, Inc.* (Biotechnology)	357	3,816
Adverum Biotechnologies, Inc.* (Biotechnology)	510	2,096
Aegion Corp.* (Construction & Engineering)	255	4,863
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	204	7,699
Aerohive Networks, Inc.* (Communications Equipment)	306	1,864
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	408	7,173
AG Mortgage Investment Trust, Inc. (Real Estate Investment Trusts)	255	4,016
Agenus, Inc.* (Biotechnology)	714	5,127
Agree Realty Corp. (Real Estate Investment Trusts)	153	7,564
AgroFresh Solutions, Inc.* (Chemicals)	357	1,889
Aimmune Therapeutics, Inc.* (Biotechnology)	255	3,825
Air Methods Corp.* (Health Care Providers & Services)	255	8,030
Air Transport Services Group, Inc.* (Air Freight & Logistics)	408	5,855
Aircastle, Ltd. (Trading Companies & Distributors)	357	7,090
AK Steel Holding Corp.* (Metals & Mining)	1,632	7,883
Akebia Therapeutics, Inc.* (Biotechnology)	357	3,231
Albany International Corp. - Class A (Machinery)	204	8,646
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	255	4,210
Alder Biopharmaceuticals, Inc.* (Biotechnology)	306	10,028
Alexander & Baldwin, Inc. (Real Estate Management & Development)	306	11,757
Allegheny Technologies, Inc. (Metals & Mining)	714	12,902
ALLETE, Inc. (Electric Utilities)	306	18,244
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	357	2,877
Altisource Residential Corp. (Real Estate Investment Trusts)	459	5,003
Altra Industrial Motion Corp. (Machinery)	204	5,910
AMAG Pharmaceuticals, Inc.* (Biotechnology)	255	6,250
Ambac Financial Group, Inc.* (Insurance)	357	6,565
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	204	15,016
Amedisys, Inc.* (Health Care Providers & Services)	204	9,678
American Assets Trust, Inc. (Real Estate Investment Trusts)	255	11,062
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	510	8,782
American Capital Mortgage Investment Corp. (Real Estate Investment Trusts)	357	6,137
American Eagle Outfitters, Inc. (Specialty Retail)	1,071	19,127
American Equity Investment Life Holding Co. (Insurance)	561	9,947
American Software, Inc. - Class A (Software)	255	2,831
American States Water Co. (Water Utilities)	255	10,212
American Vanguard Corp. (Chemicals)	255	4,095
Ameris Bancorp (Banks)	255	8,912

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Amicus Therapeutics, Inc.* (Biotechnology)	969	$7,171
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	765	7,436
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	306	9,752
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	306	5,805
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	612	453
Amplify Snack Brands, Inc.* (Food Products)	255	4,131
Anavex Life Sciences Corp.* (Biotechnology)	459	1,666
Angie’s List, Inc.* (Internet Software & Services)	408	4,043
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	255	4,473
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	204	13,158
Anthera Pharmaceuticals, Inc.* (Biotechnology)	612	1,928
Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)	816	4,015
Apogee Enterprises, Inc. (Building Products)	204	9,117
Apollo Commercial Real Estate Finance, Inc. (Real Estate Investment Trusts)	408	6,679
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	612	4,865
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	255	11,919
Applied Micro Circuits Corp.* (Semiconductors & Semiconductor Equipment)	612	4,253
Aptevo Therapeutics, Inc.* (Biotechnology)	102	261
Aratana Therapeutics, Inc.* (Pharmaceuticals)	408	3,819
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	561	2,098
ArcBest Corp. (Road & Rail)	204	3,880
Archrock, Inc. (Energy Equipment & Services)	561	7,338
Ardelyx, Inc.* (Biotechnology)	306	3,960
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,091	3,659
Ares Commercial Real Estate Corp. (Real Estate Investment Trusts)	255	3,213
Argo Group International Holdings, Ltd. (Insurance)	204	11,510
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,173	16,058
Arlington Asset Investment Corp. - Class A (Capital Markets)	204	3,017
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	255	3,417
ARMOUR Residential REIT, Inc. (Real Estate Investment Trusts)	255	5,748
Armstrong Flooring, Inc.* (Building Products)	204	3,852
Array BioPharma, Inc.* (Biotechnology)	1,224	8,262
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	561	4,123
Ascena Retail Group, Inc.* (Specialty Retail)	1,173	6,557
Ashford Hospitality Prime, Inc. (Real Estate Investment Trusts)	255	3,596
Ashford Hospitality Trust, Inc. (Real Estate Investment Trusts)	663	3,905
Aspen Technology, Inc.* (Software)	510	23,863
Asterias Biotherapeutics, Inc.* (Biotechnology)	561	2,379
Astoria Financial Corp. (Thrifts & Mortgage Finance)	612	8,935
Atara Biotherapeutics, Inc.* (Biotechnology)	204	4,364
Athersys, Inc.* (Biotechnology)	1,071	2,281
Atlantic Power Corp. (Independent Power & Renewable Electricity Producers)	1,224	3,023
Atlantica Yield PLC (Independent Power & Renewable Electricity Producers)	408	7,756
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	153	6,551
AtriCure, Inc.* (Health Care Equipment & Supplies)	255	4,034
Atwood Oceanics, Inc. (Energy Equipment & Services)	459	3,989
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	408	3,240
Avista Corp. (Multi-Utilities)	408	17,050
Avon Products, Inc. (Personal Products)	2,856	16,165
AVX Corp. (Electronic Equipment, Instruments & Components)	357	4,923
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	255	3,386
AxoGen, Inc.* (Health Care Equipment & Supplies)	306	2,763
Axovant Sciences, Ltd.* (Biotechnology)	255	3,570
AZZ, Inc. (Electrical Equipment)	153	9,986
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	408	9,139
B&G Foods, Inc. - Class A (Food Products)	408	20,064
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	306	5,049
Balchem Corp. (Chemicals)	204	15,816
Banc of California, Inc. (Banks)	357	6,233
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	204	5,749
BancorpSouth, Inc. (Banks)	561	13,015
Bank Mutual Corp. (Thrifts & Mortgage Finance)	408	3,133
Bank of the Ozarks, Inc. (Banks)	510	19,584
Bankrate, Inc.* (Internet Software & Services)	408	3,460
Banner Corp. (Banks)	204	8,923
Barnes & Noble Education, Inc.* (Specialty Retail)	357	3,416
Barnes & Noble, Inc. (Specialty Retail)	459	5,187
Barnes Group, Inc. (Machinery)	306	12,408
Barracuda Networks, Inc.* (Software)	204	5,198
Bazaarvoice, Inc.* (Internet Software & Services)	816	4,823
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	357	15,019
Beazer Homes USA, Inc.* (Household Durables)	357	4,163
Belden, Inc. (Electronic Equipment, Instruments & Components)	255	17,593

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	612	$7,779
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	357	8,907
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	510	7,502
Berkshire Hills Bancorp, Inc. (Banks)	204	5,653
BGC Partners, Inc. - Class A (Capital Markets)	1,377	12,049
Big Lots, Inc. (Multiline Retail)	306	14,612
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	459	2,552
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	867	3,823
Bio-Path Holdings, Inc.* (Pharmaceuticals)	1,020	1,428
BioScrip, Inc.* (Health Care Providers & Services)	816	2,358
BioTelemetry, Inc.* (Health Care Providers & Services)	255	4,735
BioTime, Inc.* (Biotechnology)	867	3,381
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	153	5,439
Black Hills Corp. (Multi-Utilities)	306	18,734
Blackbaud, Inc. (Software)	306	20,300
Blackhawk Network Holdings, Inc.* (IT Services)	357	10,771
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	714	12,309
Blucora, Inc.* (Internet Software & Services)	357	3,998
Blue Hills Bancorp, Inc. (Banks)	204	3,064
Bluebird Bio, Inc.* (Biotechnology)	255	17,284
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	408	7,234
BNC Bancorp (Banks)	255	6,202
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	357	3,670
Boise Cascade Co.* (Paper & Forest Products)	306	7,772
Boston Private Financial Holdings, Inc. (Banks)	561	7,198
Bottomline Technologies, Inc.* (Software)	306	7,133
Box, Inc.* - Class A (Internet Software & Services)	408	6,430
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	561	11,097
Brady Corp. - Class A (Commercial Services & Supplies)	306	10,591
Briggs & Stratton Corp. (Machinery)	306	5,707
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	255	17,058
Brightcove, Inc.* (Internet Software & Services)	306	3,993
Bristow Group, Inc. (Energy Equipment & Services)	306	4,290
BroadSoft, Inc.* (Software)	204	9,496
Brookline Bancorp, Inc. (Banks)	510	6,217
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	510	6,941
Builders FirstSource, Inc.* (Building Products)	612	7,044
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	153	8,095
CACI International, Inc.* - Class A (IT Services)	153	15,438
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	408	5,067
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	459	3,420
Caesarstone, Ltd.* (Building Products)	153	5,770
CalAmp Corp.* (Communications Equipment)	306	4,269
Caleres, Inc. (Specialty Retail)	306	7,739
Calgon Carbon Corp. (Chemicals)	357	5,416
California Resources Corp.* (Oil, Gas & Consumable Fuels)	255	3,188
California Water Service Group (Water Utilities)	306	9,820
Calix, Inc.* (Communications Equipment)	408	2,999
Callaway Golf Co. (Leisure Products)	663	7,697
Callidus Software, Inc.* (Software)	408	7,487
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	816	12,811
Cal-Maine Foods, Inc. (Food Products)	204	7,862
Cambrex Corp.* (Life Sciences Tools & Services)	204	9,070
Cantel Medical Corp. (Health Care Equipment & Supplies)	204	15,908
Capital Senior Living Corp.* (Health Care Providers & Services)	255	4,284
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	816	11,481
Capstead Mortgage Corp. (Real Estate Investment Trusts)	663	6,252
Cardinal Financial Corp. (Banks)	255	6,653
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	255	6,054
Cardtronics PLC* - Class A (IT Services)	306	13,648
Career Education Corp.* (Diversified Consumer Services)	612	4,155
CareTrust REIT, Inc. (Real Estate Investment Trusts)	408	6,030
Carmike Cinemas, Inc.* (Media)	204	6,669
Carpenter Technology Corp. (Metals & Mining)	306	12,626
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	357	14,502
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	306	4,042
Cascade Bancorp* (Banks)	408	2,472
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	357	3,677
Castlight Health, Inc.* - Class B (Health Care Technology)	510	2,122
Catalent, Inc.* (Pharmaceuticals)	612	15,814
CatchMark Timber Trust, Inc. - Class A (Real Estate Investment Trusts)	306	3,577
Cathay General Bancorp (Banks)	459	14,128
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	408	23,746
CBIZ, Inc.* (Professional Services)	408	4,566
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	1,122	13,621
CEB, Inc. (Professional Services)	204	11,112
CECO Environmental Corp. (Commercial Services & Supplies)	306	3,452

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	663	$4,774
Celadon Group, Inc. (Road & Rail)	255	2,229
Celldex Therapeutics, Inc.* (Biotechnology)	816	3,297
Cempra, Inc.* (Pharmaceuticals)	306	7,405
CenterState Banks, Inc. (Banks)	357	6,330
Central European Media Enterprises, Ltd.* - Class A (Media)	969	2,238
Central Garden & Pet Co.* - Class A (Household Products)	255	6,324
Central Pacific Financial Corp. (Banks)	204	5,139
Century Aluminum Co.* (Metals & Mining)	459	3,190
Cepheid, Inc.* (Biotechnology)	459	24,184
Cerus Corp.* (Health Care Equipment & Supplies)	765	4,751
ChannelAdvisor Corp.* (Internet Software & Services)	204	2,638
Chart Industries, Inc.* (Machinery)	204	6,697
Chatham Lodging Trust (Real Estate Investment Trusts)	255	4,909
Chegg, Inc.* (Diversified Consumer Services)	714	5,062
Chemical Financial Corp. (Banks)	408	18,005
Chemtura Corp.* (Chemicals)	408	13,386
Chesapeake Lodging Trust (Real Estate Investment Trusts)	408	9,343
Chico’s FAS, Inc. (Specialty Retail)	867	10,317
Chimerix, Inc.* (Biotechnology)	561	3,108
ChromaDex Corp.* (Life Sciences Tools & Services)	561	1,672
Ciena Corp.* (Communications Equipment)	867	18,900
Cimpress N.V.* (Internet Software & Services)	153	15,481
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,479	6,034
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	408	21,685
Citizens, Inc.* (Insurance)	408	3,819
CLARCOR, Inc. (Machinery)	306	19,890
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	867	3,875
Cliffs Natural Resources, Inc.* (Metals & Mining)	1,275	7,459
Clovis Oncology, Inc.* (Biotechnology)	255	9,193
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	459	6,642
CNO Financial Group, Inc. (Insurance)	1,122	17,132
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,009	3,731
CoBiz Financial, Inc. (Banks)	306	4,073
Codexis, Inc.* (Chemicals)	459	2,038
Coeur Mining, Inc.* (Metals & Mining)	1,020	12,067
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	255	9,386
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	153	16,913
Coherus Biosciences, Inc.* (Biotechnology)	255	6,829
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	255	2,994
Colony Capital, Inc. - Class A (Real Estate Investment Trusts)	714	13,016
Colony Starwood Homes (Real Estate Investment Trusts)	408	11,710
Columbia Banking System, Inc. (Banks)	357	11,681
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	153	8,681
Comfort Systems USA, Inc. (Construction & Engineering)	255	7,474
Commercial Metals Co. (Metals & Mining)	714	11,560
Community Bank System, Inc. (Banks)	255	12,268
Community Health Systems, Inc.* (Health Care Providers & Services)	714	8,240
CommVault Systems, Inc.* (Software)	255	13,548
comScore, Inc.* (Internet Software & Services)	306	9,382
ConforMIS, Inc.* (Health Care Equipment & Supplies)	408	4,047
CONMED Corp. (Health Care Equipment & Supplies)	204	8,172
ConnectOne Bancorp, Inc. (Banks)	255	4,605
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	357	9,011
Continental Building Products, Inc.* (Building Products)	255	5,352
Convergys Corp. (IT Services)	561	17,066
Cooper Tire & Rubber Co. (Auto Components)	357	13,573
Corcept Therapeutics, Inc.* (Pharmaceuticals)	663	4,310
Core-Mark Holding Co., Inc. (Distributors)	306	10,955
CoreSite Realty Corp. (Real Estate Investment Trusts)	204	15,104
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	1,173	1,302
Cornerstone OnDemand, Inc.* (Internet Software & Services)	306	14,061
Costamare, Inc. (Marine)	255	2,331
Cousins Properties, Inc. (Real Estate Investment Trusts)	1,326	13,843
Cowen Group, Inc.* - Class A (Capital Markets)	969	3,517
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	255	6,003
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	510	4,233
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	255	3,004
CryoLife, Inc. (Health Care Equipment & Supplies)	306	5,376
CSG Systems International, Inc. (IT Services)	204	8,431
CTS Corp. (Electronic Equipment, Instruments & Components)	255	4,743
Cubic Corp. (Aerospace & Defense)	153	7,162
Curis, Inc.* (Biotechnology)	1,428	3,727
Curtiss-Wright Corp. (Aerospace & Defense)	255	23,234
Customers Bancorp, Inc.* (Banks)	204	5,133
CVB Financial Corp. (Banks)	663	11,675
Cvent, Inc.* (Internet Software & Services)	204	6,469
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	153	7,794
CYS Investments, Inc. (Real Estate Investment Trusts)	1,020	8,894
Cytokinetics, Inc.* (Biotechnology)	357	3,277
CytRx Corp.* (Biotechnology)	918	540

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	408	$3,892
Dana Holding Corp. (Auto Components)	969	15,107
Darling Ingredients, Inc.* (Food Products)	1,020	13,780
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	255	9,991
Dean Foods Co. (Food Products)	612	10,037
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	204	12,148
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	204	2,748
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	255	3,040
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	459	7,936
Deluxe Corp. (Commercial Services & Supplies)	306	20,446
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,295	7,413
Denny’s Corp.* (Hotels, Restaurants & Leisure)	561	5,997
Depomed, Inc.* (Pharmaceuticals)	408	10,196
Destination XL Group, Inc.* (Specialty Retail)	459	1,987
DeVry Education Group, Inc. (Diversified Consumer Services)	408	9,408
DHI Group, Inc.* (Internet Software & Services)	459	3,622
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	765	3,205
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	1,275	11,603
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	408	10,114
Digi International, Inc.* (Communications Equipment)	255	2,907
DigitalGlobe, Inc.* (Aerospace & Defense)	408	11,220
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	255	4,274
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	306	6,530
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	306	8,571
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	306	1,836
Dorman Products, Inc.* (Auto Components)	153	9,777
Douglas Dynamics, Inc. (Machinery)	153	4,887
Drew Industries, Inc. (Auto Components)	153	14,997
DSW, Inc. - Class A (Specialty Retail)	459	9,400
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	459	18,934
Durect Corp.* (Pharmaceuticals)	1,734	2,410
Dycom Industries, Inc.* (Construction & Engineering)	204	16,683
Dynavax Technologies Corp.* (Biotechnology)	306	3,210
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	765	9,478
Dynex Capital, Inc. (Real Estate Investment Trusts)	459	3,406
Eagle Bancorp, Inc.* (Banks)	204	10,063
EarthLink Holdings Corp. (Internet Software & Services)	816	5,059
Easterly Government Properties, Inc. (Real Estate Investment Trusts)	204	3,892
EastGroup Properties, Inc. (Real Estate Investment Trusts)	204	15,006
Ebix, Inc. (Software)	153	8,698
Echo Global Logistics, Inc.* (Air Freight & Logistics)	204	4,704
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	561	1,846
Education Realty Trust, Inc. (Real Estate Investment Trusts)	408	17,601
Egalet Corp.* (Pharmaceuticals)	357	2,717
El Paso Electric Co. (Electric Utilities)	255	11,926
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	255	3,585
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	357	2,013
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	306	14,971
Ellie Mae, Inc.* (Software)	204	21,481
EMCOR Group, Inc. (Construction & Engineering)	357	21,283
EMCORE Corp. (Communications Equipment)	357	2,035
Emergent BioSolutions, Inc.* (Biotechnology)	204	6,432
Employers Holdings, Inc. (Insurance)	204	6,085
Encore Capital Group, Inc.* (Consumer Finance)	204	4,586
Endocyte, Inc.* (Pharmaceuticals)	561	1,733
Endologix, Inc.* (Health Care Equipment & Supplies)	561	7,181
Endurance International Group Holdings, Inc.* (Internet Software & Services)	459	4,016
Energy Recovery, Inc.* (Machinery)	357	5,705
EnerNOC, Inc.* (Software)	357	1,931
EnerSys (Electrical Equipment)	255	17,644
Ennis, Inc. (Commercial Services & Supplies)	204	3,437
Enova International, Inc.* (Consumer Finance)	306	2,962
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	918	15,992
Entercom Communications Corp. - Class A (Media)	255	3,300
Entravision Communications Corp. - Class A (Media)	561	4,280
Envestnet, Inc.* (Internet Software & Services)	255	9,295
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	459	2,336
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	408	1,787
EPAM Systems, Inc.* (IT Services)	306	21,208
Epizyme, Inc.* (Biotechnology)	357	3,513
Eros International PLC* (Media)	255	3,907
ESCO Technologies, Inc. (Machinery)	153	7,102
Essendant, Inc. (Commercial Services & Supplies)	255	5,233
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	510	13,571
Esterline Technologies Corp.* (Aerospace & Defense)	204	15,512

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ethan Allen Interiors, Inc. (Household Durables)	204	$6,379
Etsy, Inc.* (Internet & Direct Marketing Retail)	714	10,196
EverBank Financial Corp. (Thrifts & Mortgage Finance)	663	12,836
Evercore Partners, Inc. - Class A (Capital Markets)	255	13,135
EVERTEC, Inc. (IT Services)	459	7,702
Everyday Health, Inc.* (Internet Software & Services)	306	2,353
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	357	2,242
Exact Sciences Corp.* (Biotechnology)	663	12,312
Exar Corp.* (Semiconductors & Semiconductor Equipment)	408	3,798
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,734	1,855
Exelixis, Inc.* (Biotechnology)	1,479	18,915
ExlService Holdings, Inc.* (IT Services)	204	10,167
Exponent, Inc. (Professional Services)	153	7,812
Express, Inc.* (Specialty Retail)	510	6,013
Exterran Corp.* (Energy Equipment & Services)	306	4,798
Extreme Networks, Inc.* (Communications Equipment)	918	4,122
EZCORP, Inc.* - Class A (Consumer Finance)	459	5,077
F.N.B. Corp. (Banks)	1,326	16,310
Fabrinet* (Electronic Equipment, Instruments & Components)	255	11,370
Fair Isaac Corp. (Software)	204	25,417
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	561	4,757
Farmers National Banc Corp. (Banks)	255	2,749
FCB Financial Holdings, Inc.* - Class A (Banks)	204	7,840
Federal Signal Corp. (Machinery)	459	6,086
Federal-Mogul Holdings Corp.* (Auto Components)	306	2,941
FelCor Lodging Trust, Inc. (Real Estate Investment Trusts)	969	6,231
Ferro Corp.* (Chemicals)	561	7,747
Ferroglobe PLC (Metals & Mining)	510	4,605
FibroGen, Inc.* (Biotechnology)	357	7,390
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	204	4,896
Financial Engines, Inc. (Capital Markets)	357	10,606
Finisar Corp.* (Communications Equipment)	714	21,276
First BanCorp.* (Banks)	969	5,039
First Busey Corp. (Banks)	255	5,763
First Commonwealth Financial Corp. (Banks)	663	6,690
First Financial Bancorp (Banks)	408	8,911
First Financial Bankshares, Inc. (Banks)	408	14,868
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	714	20,148
First Merchants Corp. (Banks)	306	8,186
First Midwest Bancorp, Inc. (Banks)	510	9,874
First Potomac Realty Trust (Real Estate Investment Trusts)	459	4,200
FirstCash, Inc. (Consumer Finance)	204	9,604
Five Below, Inc.* (Specialty Retail)	357	14,384
Five Prime Therapeutics, Inc.* (Biotechnology)	204	10,708
Five9, Inc.* (Internet Software & Services)	306	4,798
Fleetmatics Group PLC* (Software)	255	15,295
Flotek Industries, Inc.* (Chemicals)	408	5,932
Fluidigm Corp.* (Life Sciences Tools & Services)	306	2,451
Flushing Financial Corp. (Banks)	204	4,839
FNFV Group* (Diversified Financial Services)	510	6,364
Forestar Group, Inc.* (Real Estate Management & Development)	306	3,583
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	459	4,980
Fortress Biotech, Inc.* (Biotechnology)	663	1,969
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	408	8,103
Forward Air Corp. (Air Freight & Logistics)	204	8,825
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	306	8,498
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	408	8,703
Fox Factory Holding Corp.* (Auto Components)	204	4,686
Francesca’s Holdings Corp.* (Specialty Retail)	357	5,509
Franklin Electric Co., Inc. (Machinery)	306	12,457
Franklin Street Properties Corp. (Real Estate Investment Trusts)	663	8,354
Fred’s, Inc. - Class A (Multiline Retail)	306	2,772
Fresh Del Monte Produce, Inc. (Food Products)	204	12,220
Freshpet, Inc.* (Food Products)	255	2,206
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	510	3,657
FTI Consulting, Inc.* (Professional Services)	255	11,362
FuelCell Energy, Inc.* (Electrical Equipment)	357	1,935
Fulton Financial Corp. (Banks)	1,071	15,551
FutureFuel Corp. (Chemicals)	255	2,876
GAIN Capital Holdings, Inc. (Capital Markets)	408	2,521
Galena Biopharma, Inc.* (Biotechnology)	1,581	554
Gannett Co., Inc. (Media)	765	8,905
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	357	5,194
GATX Corp. (Trading Companies & Distributors)	255	11,360
GCP Applied Technologies, Inc.* (Chemicals)	459	12,999
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	408	2,089
Generac Holdings, Inc.* (Electrical Equipment)	408	14,810
General Cable Corp. (Electrical Equipment)	357	5,348
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	255	3,506
Genesis Healthcare, Inc.* (Health Care Providers & Services)	918	2,451
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	357	4,213
Gentherm, Inc.* (Auto Components)	255	8,012

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Genworth Financial, Inc.* - Class A (Insurance)	3,315	$16,442
Geron Corp.* (Biotechnology)	1,326	2,997
Getty Realty Corp. (Real Estate Investment Trusts)	204	4,882
Gibraltar Industries, Inc.* (Building Products)	204	7,579
Gigamon, Inc.* (Software)	204	11,179
GigPeak, Inc.* (Semiconductors & Semiconductor Equipment)	816	1,918
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	255	7,433
Glacier Bancorp, Inc. (Banks)	510	14,545
Gladstone Commercial Corp. (Real Estate Investment Trusts)	204	3,801
Global Eagle Entertainment, Inc.* (Media)	459	3,814
Global Net Lease, Inc. (Real Estate Investment Trusts)	1,122	9,156
Globalstar, Inc.* (Diversified Telecommunication Services)	3,162	3,826
Globant SA* (Software)	204	8,592
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	459	10,360
Glu Mobile, Inc.* (Software)	1,122	2,513
GNC Holdings, Inc. - Class A (Specialty Retail)	459	9,373
Gogo, Inc.* (Internet Software & Services)	459	5,067
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	612	12,974
Gold Resource Corp. (Metals & Mining)	663	4,919
GoPro, Inc.* - Class A (Household Durables)	714	11,910
Government Properties Income Trust (Real Estate Investment Trusts)	459	10,383
Gramercy Property Trust, Inc. (Real Estate Investment Trusts)	2,601	25,073
Grand Canyon Education, Inc.* (Diversified Consumer Services)	306	12,359
Granite Construction, Inc. (Construction & Engineering)	255	12,684
Gray Television, Inc.* (Media)	459	4,755
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	612	2,142
Great Western Bancorp, Inc. (Banks)	357	11,895
Green Brick Partners, Inc.* (Household Durables)	306	2,528
Green Dot Corp.* - Class A (Consumer Finance)	306	7,056
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	255	6,681
Greenhill & Co., Inc. (Capital Markets)	204	4,808
Greenlight Capital Re, Ltd.* - Class A (Insurance)	255	5,212
Greif, Inc. - Class A (Containers & Packaging)	204	10,116
Griffon Corp. (Building Products)	255	4,338
GrubHub, Inc.* (Internet Software & Services)	510	21,924
GTT Communications, Inc.* (Internet Software & Services)	204	4,800
GUESS?, Inc. (Specialty Retail)	408	5,961
Guidance Software, Inc.* (Software)	306	1,824
H&E Equipment Services, Inc. (Trading Companies & Distributors)	255	4,274
H.B. Fuller Co. (Chemicals)	306	14,220
Haemonetics Corp.* (Health Care Equipment & Supplies)	357	12,927
Halozyme Therapeutics, Inc.* (Biotechnology)	765	9,241
Halyard Health, Inc.* (Health Care Equipment & Supplies)	306	10,606
Hancock Holding Co. (Banks)	510	16,539
Hanmi Financial Corp. (Banks)	255	6,717
Hannon Armstrong Sustainable, Inc. (Real Estate Investment Trusts)	255	5,959
Harmonic, Inc.* (Communications Equipment)	867	5,141
Harsco Corp. (Machinery)	663	6,584
Hawaiian Holdings, Inc.* (Airlines)	357	17,351
HC2 Holdings, Inc.* (Construction & Engineering)	459	2,502
Headwaters, Inc.* (Construction Materials)	510	8,630
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	663	22,581
Healthcare Services Group, Inc. (Commercial Services & Supplies)	459	18,167
HealthEquity, Inc.* (Health Care Providers & Services)	306	11,582
HealthSouth Corp. (Health Care Providers & Services)	561	22,759
HealthStream, Inc.* (Health Care Technology)	204	5,630
Healthways, Inc.* (Health Care Providers & Services)	306	8,097
Heartland Express, Inc. (Road & Rail)	357	6,740
Hecla Mining Co. (Metals & Mining)	2,448	13,953
Helen of Troy, Ltd.* (Household Durables)	153	13,184
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	765	6,219
Heritage Commerce Corp. (Banks)	255	2,790
Heritage Financial Corp. (Banks)	255	4,577
Heritage Insurance Holdings, Inc. (Insurance)	255	3,675
Heritage Oaks Bancorp (Banks)	306	2,509
Herman Miller, Inc. (Commercial Services & Supplies)	408	11,669
Heron Therapeutics, Inc.* (Biotechnology)	255	4,394
Hersha Hospitality Trust (Real Estate Investment Trusts)	306	5,514
HFF, Inc. - Class A (Real Estate Management & Development)	255	7,061
Hibbett Sports, Inc.* (Specialty Retail)	153	6,105
Hill International, Inc.* (Professional Services)	459	2,116
Hillenbrand, Inc. (Machinery)	357	11,295
Hilltop Holdings, Inc.* (Banks)	510	11,455
HMS Holdings Corp.* (Health Care Technology)	561	12,437
HNI Corp. (Commercial Services & Supplies)	306	12,179
Home BancShares, Inc. (Banks)	765	15,920
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	204	5,112
Hope Bancorp, Inc. (Banks)	510	8,859
Horace Mann Educators Corp. (Insurance)	255	9,346
Horizon Pharma PLC* (Pharmaceuticals)	1,020	18,494
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	306	1,683

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hortonworks, Inc.* (Internet Software & Services)	357	$2,981
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	816	10,943
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	1,428	2,413
HRG Group, Inc.* (Household Products)	765	12,011
HSN, Inc. (Internet & Direct Marketing Retail)	204	8,119
Hub Group, Inc.* - Class A (Air Freight & Logistics)	204	8,315
Hubspot, Inc.* (Software)	204	11,754
Hudson Pacific Properties, Inc. (Real Estate Investment Trusts)	510	16,764
IBERIABANK Corp. (Banks)	255	17,116
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	408	3,313
IDACORP, Inc. (Electric Utilities)	306	23,955
Idera Pharmaceuticals, Inc.* (Biotechnology)	1,326	3,395
Ignyta, Inc.* (Biotechnology)	408	2,566
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	408	9,927
IMAX Corp.* (Media)	408	11,820
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	357	2,913
ImmunoGen, Inc.* (Biotechnology)	867	2,324
Immunomedics, Inc.* (Biotechnology)	1,020	3,315
Impax Laboratories, Inc.* (Pharmaceuticals)	459	10,878
Imperva, Inc.* (Software)	204	10,957
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	255	11,368
inContact, Inc.* (Internet Software & Services)	408	5,704
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	408	2,142
Independence Realty Trust, Inc. (Real Estate Investment Trusts)	408	3,672
Independent Bank Corp. (Banks)	153	8,276
Infinera Corp.* (Communications Equipment)	918	8,290
Infinity Pharmaceuticals, Inc.* (Biotechnology)	1,224	1,909
Infoblox, Inc.* (Software)	408	10,759
Information Services Group, Inc.* (IT Services)	510	2,035
InfraREIT, Inc. (Real Estate Investment Trusts)	306	5,551
Ingevity Corp.* (Chemicals)	306	14,107
InnerWorkings, Inc.* (Commercial Services & Supplies)	357	3,363
Innospec, Inc. (Chemicals)	153	9,304
Innoviva, Inc.* (Pharmaceuticals)	561	6,165
Inovio Pharmaceuticals, Inc.* (Biotechnology)	510	4,753
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	255	11,095
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	255	8,300
Insmed, Inc.* (Biotechnology)	459	6,665
Insulet Corp.* (Health Care Equipment & Supplies)	357	14,616
Insys Therapeutics, Inc.* (Biotechnology)	255	3,006
Integer Holdings Corp.* (Health Care Equipment & Supplies)	204	4,425
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	204	16,840
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	816	18,850
Inteliquent, Inc. (Diversified Telecommunication Services)	255	4,116
Intelsat S.A.* (Diversified Telecommunication Services)	663	1,797
InterDigital, Inc. (Communications Equipment)	204	16,157
Interface, Inc. (Commercial Services & Supplies)	459	7,661
International Bancshares Corp. (Banks)	357	10,631
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	204	6,818
Intersect ENT, Inc.* (Pharmaceuticals)	255	4,039
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	867	19,013
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	714	12,259
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	255	3,886
Intralinks Holdings, Inc.* (Internet Software & Services)	408	4,104
Invacare Corp. (Health Care Equipment & Supplies)	306	3,418
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	663	4,919
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	714	10,874
Investment Technology Group, Inc. (Capital Markets)	255	4,371
Investors Bancorp, Inc. (Banks)	1,836	22,049
Investors Real Estate Trust (Real Estate Investment Trusts)	918	5,462
Invitae Corp.* (Biotechnology)	255	2,234
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	408	2,774
Iridium Communications, Inc.* (Diversified Telecommunication Services)	612	4,963
iRobot Corp.* (Household Durables)	204	8,972
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	867	13,768
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	204	4,545
iStar Financial, Inc.* (Real Estate Investment Trusts)	561	6,020
Itron, Inc.* (Electronic Equipment, Instruments & Components)	204	11,375
Ixia* (Communications Equipment)	510	6,375
IXYS Corp. (Semiconductors & Semiconductor Equipment)	255	3,073
j2 Global, Inc. (Internet Software & Services)	306	20,383
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	204	19,571
Janus Capital Group, Inc. (Capital Markets)	918	12,861
Jive Software, Inc.* (Software)	663	2,824
John Bean Technologies Corp. (Machinery)	204	14,392
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	459	1,634

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Joy Global, Inc. (Machinery)	612	$16,977
K12, Inc.* (Diversified Consumer Services)	306	4,391
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	204	3,627
Kaman Corp. - Class A (Trading Companies & Distributors)	204	8,960
KapStone Paper & Packaging Corp. (Paper & Forest Products)	561	10,614
Karyopharm Therapeutics, Inc.* (Biotechnology)	306	2,977
KB Home (Household Durables)	561	9,043
KCG Holdings, Inc.* - Class A (Capital Markets)	408	6,336
Kearny Financial Corp. (Thrifts & Mortgage Finance)	612	8,329
Kelly Services, Inc. - Class A (Professional Services)	255	4,901
Kemper Corp. (Insurance)	255	10,027
Kennametal, Inc. (Machinery)	510	14,800
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	561	12,650
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	663	3,521
Kforce, Inc. (Professional Services)	204	4,180
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	255	3,534
Kimball International, Inc. - Class B (Commercial Services & Supplies)	306	3,960
Kindred Healthcare, Inc. (Health Care Providers & Services)	612	6,255
Kite Pharma, Inc.* (Biotechnology)	255	14,244
Kite Realty Group Trust (Real Estate Investment Trusts)	510	14,137
KLX, Inc.* (Aerospace & Defense)	357	12,566
Knight Transportation, Inc. (Road & Rail)	459	13,168
Knoll, Inc. (Commercial Services & Supplies)	306	6,992
Knowles Corp.* (Electronic Equipment, Instruments & Components)	612	8,599
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	867	1,890
Korn/Ferry International (Professional Services)	408	8,568
Kraton Performance Polymers, Inc.* (Chemicals)	204	7,148
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	561	3,865
Kronos Worldwide, Inc. (Chemicals)	357	2,960
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	612	6,842
Ladder Capital Corp. (Real Estate Investment Trusts)	306	4,051
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	1,071	2,474
Lakeland Bancorp, Inc. (Banks)	306	4,296
Landec Corp.* (Food Products)	255	3,420
Lannett Co., Inc.* (Pharmaceuticals)	204	5,420
LaSalle Hotel Properties (Real Estate Investment Trusts)	663	15,826
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	918	5,958
La-Z-Boy, Inc. (Household Durables)	306	7,515
LegacyTexas Financial Group, Inc. (Banks)	306	9,679
LendingClub Corp.* (Consumer Finance)	2,142	13,238
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	357	6,451
Lexington Realty Trust (Real Estate Investment Trusts)	1,479	15,234
Liberty Braves Group* - Class C (Media)	255	4,432
Liberty Media Group* - Class A (Media)	204	5,845
Liberty Media Group* - Class C (Media)	357	10,046
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	459	10,029
LifeLock, Inc.* (Diversified Consumer Services)	561	9,492
Limelight Networks, Inc.* (Internet Software & Services)	1,275	2,384
Lion Biotechnologies, Inc.* (Biotechnology)	408	3,358
Lionbridge Technologies, Inc.* (IT Services)	612	3,060
Liquidity Services, Inc.* (Internet Software & Services)	306	3,439
Lithia Motors, Inc. - Class A (Specialty Retail)	153	14,614
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	153	19,709
LivePerson, Inc.* (Internet Software & Services)	510	4,289
LogMeIn, Inc. (Internet Software & Services)	153	13,830
Louisiana-Pacific Corp.* (Paper & Forest Products)	918	17,287
LSI Industries, Inc. (Electrical Equipment)	255	2,864
LTC Properties, Inc. (Real Estate Investment Trusts)	255	13,257
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	255	5,016
Lumentum Holdings, Inc.* (Communications Equipment)	357	14,912
Luminex Corp.* (Life Sciences Tools & Services)	306	6,952
M.D.C. Holdings, Inc. (Household Durables)	255	6,579
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	153	6,478
M/I Homes, Inc.* (Household Durables)	204	4,808
Macatawa Bank Corp. (Banks)	357	2,852
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	561	15,270
MacroGenics, Inc.* (Biotechnology)	255	7,627
Magellan Health, Inc.* (Health Care Providers & Services)	153	8,221
Maiden Holdings, Ltd. (Insurance)	459	5,825
MainSource Financial Group, Inc. (Banks)	204	5,090
MannKind Corp.* (Biotechnology)	2,907	1,802
ManTech International Corp. - Class A (IT Services)	153	5,767
Marchex, Inc.* - Class B (Internet Software & Services)	561	1,554
MarineMax, Inc.* (Specialty Retail)	204	4,274
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	153	11,218
Marten Transport, Ltd. (Road & Rail)	204	4,284
Masimo Corp.* (Health Care Equipment & Supplies)	255	15,170

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Masonite International Corp.* (Building Products)	204	$12,683
MasTec, Inc.* (Construction & Engineering)	459	13,651
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	510	12,413
Matrix Service Co.* (Energy Equipment & Services)	255	4,784
Matson, Inc. (Marine)	306	12,203
Matthews International Corp. - Class A (Commercial Services & Supplies)	204	12,395
MAXIMUS, Inc. (IT Services)	408	23,075
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	408	8,270
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	408	2,105
MB Financial, Inc. (Banks)	459	17,460
MBIA, Inc.* (Insurance)	918	7,151
McDermott International, Inc.* (Energy Equipment & Services)	1,632	8,176
McGrath RentCorp (Commercial Services & Supplies)	153	4,852
MDC Partners, Inc. - Class A (Media)	357	3,827
Medgenics, Inc.* (Biotechnology)	357	1,988
Media General, Inc.* (Media)	714	13,159
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	1,479	21,844
MediciNova, Inc.* (Biotechnology)	357	2,674
Medidata Solutions, Inc.* (Health Care Technology)	357	19,905
MeetMe, Inc.* (Internet Software & Services)	510	3,162
Mentor Graphics Corp. (Software)	663	17,530
Mercury Systems, Inc.* (Aerospace & Defense)	255	6,265
Meredith Corp. (Media)	255	13,258
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	357	5,558
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	306	5,903
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	306	7,433
Meritage Homes Corp.* (Household Durables)	255	8,849
Meritor, Inc.* (Machinery)	663	7,379
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	918	5,829
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	255	8,917
MGE Energy, Inc. (Electric Utilities)	204	11,528
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,193	17,545
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	714	29,973
MiMedx Group, Inc.* (Biotechnology)	765	6,564
Minerals Technologies, Inc. (Chemicals)	204	14,421
Mitek System, Inc.* (Software)	357	2,960
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	357	17,754
Mobile Mini, Inc. (Commercial Services & Supplies)	306	9,241
MobileIron, Inc.* (Software)	663	1,823
Model N, Inc.* (Software)	204	2,266
Modine Manufacturing Co.* (Auto Components)	408	4,839
Molina Healthcare, Inc.* (Health Care Providers & Services)	255	14,871
Momenta Pharmaceuticals, Inc.* (Biotechnology)	510	5,962
MoneyGram International, Inc.* (IT Services)	357	2,535
Monmouth Real Estate Investment Corp. - Class A (Real Estate Investment Trusts)	459	6,550
Monogram Residential Trust, Inc. (Real Estate Investment Trusts)	1,071	11,395
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	255	20,528
Monotype Imaging Holdings, Inc. (Software)	306	6,766
Monro Muffler Brake, Inc. (Specialty Retail)	204	12,479
Monster Worldwide, Inc.* (Internet Software & Services)	969	3,498
Moog, Inc.* - Class A (Aerospace & Defense)	204	12,146
MRC Global, Inc.* (Trading Companies & Distributors)	612	10,055
MSA Safety, Inc. (Commercial Services & Supplies)	204	11,840
MSG Networks, Inc.* - Class A (Media)	408	7,593
Mueller Industries, Inc. (Machinery)	357	11,574
Mueller Water Products, Inc. - Class A (Machinery)	1,020	12,801
Myriad Genetics, Inc.* (Biotechnology)	408	8,397
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	204	4,557
Natera, Inc.* (Biotechnology)	255	2,833
National Bank Holdings Corp. (Banks)	204	4,767
National CineMedia, Inc. (Media)	459	6,756
National General Holdings Corp. (Insurance)	357	7,940
National Health Investors, Inc. (Real Estate Investment Trusts)	255	20,011
National Storage Affiliates Trust (Real Estate Investment Trusts)	204	4,272
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	306	4,532
Natus Medical, Inc.* (Health Care Equipment & Supplies)	204	8,015
Nautilus, Inc.* (Leisure Products)	255	5,794
Navigant Consulting, Inc.* (Professional Services)	357	7,219
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	1,224	1,652
Navistar International Corp.* (Machinery)	408	9,339
NBT Bancorp, Inc. (Banks)	306	10,058
NCI Building Systems, Inc.* (Building Products)	255	3,720
Nektar Therapeutics* (Pharmaceuticals)	816	14,019
Neogen Corp.* (Health Care Equipment & Supplies)	255	14,265
NeoGenomics, Inc.* (Life Sciences Tools & Services)	459	3,773
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	306	5,000
NETGEAR, Inc.* (Communications Equipment)	204	12,340

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NetScout Systems, Inc.* (Communications Equipment)	612	$17,901
NeuStar, Inc.* - Class A (IT Services)	357	9,493
Nevro Corp.* (Health Care Equipment & Supplies)	153	15,972
New Jersey Resources Corp. (Gas Utilities)	510	16,759
New Media Investment Group, Inc. (Media)	306	4,743
New Residential Investment Corp. (Real Estate Investment Trusts)	1,377	19,017
New Senior Investment Group, Inc. (Real Estate Investment Trusts)	561	6,474
New York Mortgage Trust, Inc. (Real Estate Investment Trusts)	816	4,912
New York REIT, Inc. (Real Estate Investment Trusts)	1,071	9,800
Newpark Resources, Inc.* (Energy Equipment & Services)	714	5,255
NewStar Financial, Inc.* (Diversified Financial Services)	255	2,476
Nexstar Broadcasting Group, Inc. - Class A (Media)	204	11,773
NIC, Inc. (Internet Software & Services)	408	9,588
NII Holdings, Inc.* (Wireless Telecommunication Services)	663	2,208
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	510	4,503
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	510	3,886
NN, Inc. (Machinery)	204	3,723
Nobilis Health Corp.* (Health Care Providers & Services)	816	2,734
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	612	6,187
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	510	1,367
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	306	4,927
NorthStar Realty Europe Corp. (Real Estate Investment Trusts)	459	5,026
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	663	10,416
Northwest Natural Gas Co. (Gas Utilities)	153	9,197
NorthWestern Corp. (Multi-Utilities)	306	17,604
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	255	4,424
Novavax, Inc.* (Biotechnology)	1,734	3,607
Novocure, Ltd.* (Health Care Equipment & Supplies)	408	3,484
NOW, Inc.* (Trading Companies & Distributors)	663	14,208
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	306	4,994
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	459	7,785
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	204	6,057
NuVasive, Inc.* (Health Care Equipment & Supplies)	306	20,397
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	408	10,196
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,122	12,869
Oclaro, Inc.* (Communications Equipment)	816	6,977
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	1,377	5,054
Office Depot, Inc. (Specialty Retail)	3,570	12,745
OFG Bancorp (Banks)	408	4,125
Oil States International, Inc.* (Energy Equipment & Services)	357	11,271
Old National Bancorp (Banks)	867	12,190
Old Second Bancorp, Inc. (Banks)	357	2,967
Olin Corp. (Chemicals)	1,020	20,930
OM Asset Management PLC (Capital Markets)	306	4,256
Omeros Corp.* (Pharmaceuticals)	306	3,415
Omnicell, Inc.* (Health Care Technology)	255	9,767
OMNOVA Solutions, Inc.* (Chemicals)	408	3,444
On Assignment, Inc.* (Professional Services)	306	11,105
On Deck Capital, Inc.* (Diversified Financial Services)	510	2,907
ONE Gas, Inc. (Gas Utilities)	306	18,923
Ophthotech Corp.* (Biotechnology)	204	9,411
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	510	4,065
ORBCOMM, Inc.* (Diversified Telecommunication Services)	510	5,228
Organovo Holdings, Inc.* (Biotechnology)	867	3,286
Orion Marine Group, Inc.* (Construction & Engineering)	408	2,795
Oritani Financial Corp. (Thrifts & Mortgage Finance)	306	4,810
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	255	12,344
Otonomy, Inc.* (Biotechnology)	204	3,711
Otter Tail Corp. (Electric Utilities)	255	8,820
OvaScience, Inc.* (Biotechnology)	408	2,921
Overseas Shipholding Group, Inc. - Class A (Oil, Gas & Consumable Fuels)	306	3,234
Owens & Minor, Inc. (Health Care Providers & Services)	408	14,170
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	255	3,203
P.H. Glatfelter Co. (Paper & Forest Products)	306	6,634
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	561	5,027
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	408	2,819
Pacific Premier Bancorp, Inc.* (Banks)	204	5,398
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	255	8,726
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	153	12,064
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	255	3,335
PAREXEL International Corp.* (Life Sciences Tools & Services)	306	21,252
Park Sterling Corp. (Banks)	459	3,727
Parker Drilling Co.* (Energy Equipment & Services)	1,224	2,656
Parkway Properties, Inc. (Real Estate Investment Trusts)	561	9,543
Party City Holdco, Inc.* (Specialty Retail)	255	4,366

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	408	$9,176
Paycom Software, Inc.* (Software)	306	15,340
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	306	20,521
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	255	4,633
PDL BioPharma, Inc. (Biotechnology)	1,377	4,613
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	459	12,209
Pegasystems, Inc. (Software)	255	7,520
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	510	6,921
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	459	10,571
PennyMac Mortgage Investment Trust (Real Estate Investment Trusts)	459	7,151
Penumbra, Inc.* (Health Care Equipment & Supplies)	153	11,626
Perficient, Inc.* (IT Services)	255	5,138
Performance Food Group Co.* (Food & Staples Retailing)	255	6,324
Performance Sports Group, Ltd.* (Leisure Products)	612	2,485
PGT, Inc.* (Building Products)	408	4,353
PharmAthene, Inc.* (Biotechnology)	867	2,514
PharMerica Corp.* (Health Care Providers & Services)	204	5,726
PHH Corp.* (Thrifts & Mortgage Finance)	408	5,896
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	510	5,258
Physicians Realty Trust (Real Estate Investment Trusts)	867	18,675
Pier 1 Imports, Inc. (Specialty Retail)	663	2,811
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	459	5,664
Pinnacle Financial Partners, Inc. (Banks)	255	13,790
Pioneer Energy Services Corp.* (Energy Equipment & Services)	663	2,679
Planet Payment, Inc.* (IT Services)	510	1,892
Plantronics, Inc. (Communications Equipment)	204	10,600
Plexus Corp.* (Electronic Equipment, Instruments & Components)	204	9,543
Plug Power, Inc.* (Electrical Equipment)	1,734	2,965
Ply Gem Holdings, Inc.* (Building Products)	204	2,725
PNM Resources, Inc. (Electric Utilities)	510	16,687
PolyOne Corp. (Chemicals)	510	17,243
Portland General Electric Co. (Electric Utilities)	561	23,893
Portola Pharmaceuticals, Inc.* (Biotechnology)	357	8,107
Potbelly Corp.* (Hotels, Restaurants & Leisure)	255	3,170
Potlatch Corp. (Real Estate Investment Trusts)	255	9,917
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	204	12,858
PRA Group, Inc.* (Consumer Finance)	306	10,569
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	153	8,646
Preferred Apartment Communities, Inc. - Class A (Real Estate Investment Trusts)	204	2,756
Press Ganey Holdings, Inc.* (Health Care Technology)	153	6,181
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	306	14,771
Primerica, Inc. (Insurance)	306	16,227
Primoris Services Corp. (Construction & Engineering)	306	6,304
PrivateBancorp, Inc. (Banks)	510	23,418
Progenics Pharmaceuticals, Inc.* (Biotechnology)	663	4,197
Progress Software Corp.* (Software)	357	9,710
Proofpoint, Inc.* (Software)	255	19,087
PROS Holdings, Inc.* (Software)	204	4,612
Prosperity Bancshares, Inc. (Banks)	408	22,394
Prothena Corp. PLC* (Biotechnology)	255	15,292
Proto Labs, Inc.* (Machinery)	153	9,166
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	408	8,662
PTC Therapeutics, Inc.* (Biotechnology)	357	5,002
Puma Biotechnology, Inc.* (Biotechnology)	204	13,678
Pure Storage, Inc.* (Technology Hardware, Storage & Peripherals)	459	6,219
Q2 Holdings, Inc.* (Internet Software & Services)	204	5,847
QTS Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	306	16,172
Quad/Graphics, Inc. (Commercial Services & Supplies)	204	5,451
Quality Systems, Inc. (Health Care Technology)	408	4,619
Qualys, Inc.* (Software)	204	7,791
Quanex Building Products Corp. (Building Products)	255	4,401
Quidel Corp.* (Health Care Equipment & Supplies)	204	4,506
QuinStreet, Inc.* (Internet Software & Services)	612	1,848
Quorum Health Corp.* (Health Care Providers & Services)	306	1,919
Quotient Technology, Inc.* (Internet Software & Services)	459	6,109
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,377	18,659
Radiant Logistics, Inc.* (Air Freight & Logistics)	561	1,593
Radio One, Inc.* - Class D (Media)	510	1,545
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	459	2,453
Radius Health, Inc.* (Biotechnology)	204	11,034
RadNet, Inc.* (Health Care Providers & Services)	459	3,397
RAIT Financial Trust (Real Estate Investment Trusts)	918	3,103
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	714	8,925
Ramco-Gershenson Properties Trust (Real Estate Investment Trusts)	510	9,557
Raptor Pharmaceutical Corp.* (Biotechnology)	714	6,405
Raven Industries, Inc. (Industrial Conglomerates)	255	5,873

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rayonier Advanced Materials, Inc. (Chemicals)	357	$4,773
RBC Bearings, Inc.* (Machinery)	153	11,701
Real Industry, Inc.* (Metals & Mining)	306	1,873
RealNetworks, Inc.* (Internet Software & Services)	408	1,820
RealPage, Inc.* (Software)	357	9,175
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	204	4,812
Redwood Trust, Inc. (Real Estate Investment Trusts)	510	7,222
Regis Corp.* (Diversified Consumer Services)	306	3,840
Regulus Therapeutics, Inc.* (Biotechnology)	459	1,515
Renasant Corp. (Banks)	255	8,576
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	408	3,456
Rent-A-Center, Inc. (Specialty Retail)	408	5,157
Repligen Corp.* (Biotechnology)	255	7,698
Republic First Bancorp, Inc.* (Banks)	510	2,096
Resource Capital Corp. (Real Estate Investment Trusts)	255	3,267
Resources Connection, Inc. (Professional Services)	306	4,572
Restoration Hardware Holdings, Inc.* (Specialty Retail)	255	8,818
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	612	13,440
RetailMeNot, Inc.* (Internet Software & Services)	357	3,531
Retrophin, Inc.* (Biotechnology)	255	5,707
Rexford Industrial Realty, Inc. (Real Estate Investment Trusts)	459	10,507
Rexnord Corp.* (Machinery)	561	12,011
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,071	3,931
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	357	3,909
RingCentral, Inc.* - Class A (Software)	408	9,653
RLI Corp. (Insurance)	255	17,431
RLJ Lodging Trust (Real Estate Investment Trusts)	765	16,088
Roadrunner Transportation Systems, Inc.* (Road & Rail)	357	2,849
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	459	3,075
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	204	6,565
RPX Corp.* (Professional Services)	408	4,362
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	510	19,779
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	663	2,075
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	663	1,658
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	255	4,524
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	204	4,994
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	255	3,601
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	255	12,281
S&T Bancorp, Inc. (Banks)	255	7,392
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	459	11,558
Sage Therapeutics, Inc.* (Biotechnology)	204	9,394
Saia, Inc.* (Road & Rail)	204	6,112
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	459	4,058
Sandy Spring Bancorp, Inc. (Banks)	153	4,679
Sangamo BioSciences, Inc.* (Biotechnology)	612	2,834
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	459	13,068
Sapiens International Corp. N.V. (Software)	255	3,256
Sarepta Therapeutics, Inc.* (Biotechnology)	306	18,790
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	153	5,585
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	204	4,264
Scholastic Corp. (Media)	204	8,029
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	204	7,866
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	357	3,659
Science Applications International Corp. (IT Services)	255	17,689
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	408	4,598
Scorpio Bulkers, Inc.* (Marine)	663	2,294
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	1,224	5,667
Seacoast Banking Corp. of Florida* (Banks)	255	4,103
Seadrill, Ltd.* (Energy Equipment & Services)	2,550	6,044
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	459	6,187
Select Comfort Corp.* (Specialty Retail)	306	6,610
Select Income REIT (Real Estate Investment Trusts)	408	10,975
Select Medical Holdings Corp.* (Health Care Providers & Services)	714	9,639
Selective Insurance Group, Inc. (Insurance)	357	14,230
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	306	10,820
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	408	11,314
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	459	1,790
Sensient Technologies Corp. (Chemicals)	255	19,329
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	357	2,856
Seritage Growth Properties - Class A (Real Estate Investment Trusts)	153	7,754
ServiceSource International, Inc.* (IT Services)	663	3,235
ServisFirst Bancshares, Inc. (Banks)	153	7,942
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	306	8,326
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	408	6,010
ShoreTel, Inc.* (Communications Equipment)	561	4,488

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	204	$9,107
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	408	3,178
Silicon Graphics International Corp.* (Technology Hardware, Storage & Peripherals)	459	3,534
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	255	14,994
Silver Bay Realty Trust Corp. (Real Estate Investment Trusts)	255	4,470
Silver Spring Networks, Inc.* (Software)	306	4,339
Simmons First National Corp. - Class A (Banks)	204	10,180
Simpson Manufacturing Co., Inc. (Building Products)	255	11,207
Sinclair Broadcast Group, Inc. - Class A (Media)	408	11,783
SkyWest, Inc. (Airlines)	357	9,428
Smart & Final Stores, Inc.* (Food & Staples Retailing)	204	2,605
Smith & Wesson Holding Corp.* (Leisure Products)	357	9,492
Snyder’s-Lance, Inc. (Food Products)	510	17,126
Sonic Automotive, Inc. - Class A (Specialty Retail)	255	4,794
Sonic Corp. (Hotels, Restaurants & Leisure)	306	8,011
Sonus Networks, Inc.* (Communications Equipment)	408	3,174
Sorrento Therapeutics, Inc.* (Biotechnology)	357	2,763
Sotheby’s - Class A (Diversified Consumer Services)	357	13,574
South Jersey Industries, Inc. (Gas Utilities)	510	15,071
South State Corp. (Banks)	153	11,481
Southside Bancshares, Inc. (Banks)	204	6,565
Southwest Gas Corp. (Gas Utilities)	306	21,376
Spartan Motors, Inc. (Auto Components)	408	3,909
SpartanNash Co. (Food & Staples Retailing)	255	7,375
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	561	2,620
Spire, Inc. (Gas Utilities)	255	16,254
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	306	3,219
SPX Corp.* (Machinery)	306	6,163
SPX FLOW, Inc.* (Machinery)	255	7,885
STAAR Surgical Co.* (Health Care Equipment & Supplies)	459	4,315
STAG Industrial, Inc. (Real Estate Investment Trusts)	459	11,250
Stage Stores, Inc. (Specialty Retail)	408	2,289
State Bank Financial Corp. (Banks)	255	5,819
State National Cos., Inc. (Insurance)	306	3,403
Steelcase, Inc. - Class A (Commercial Services & Supplies)	561	7,792
Stein Mart, Inc. (Specialty Retail)	357	2,267
Sterling Bancorp (Banks)	816	14,280
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	408	14,101
Stewart Information Services Corp. (Insurance)	153	6,801
Stifel Financial Corp.* (Capital Markets)	408	15,689
Stillwater Mining Co.* (Metals & Mining)	816	10,902
Stoneridge, Inc.* (Auto Components)	255	4,692
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	357	8,600
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	255	3,139
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	612	8,054
Summit Materials, Inc.* - Class A (Construction Materials)	408	7,568
Sun Hydraulics Corp. (Machinery)	153	4,937
SunCoke Energy, Inc. (Metals & Mining)	561	4,499
Sunrun, Inc.* (Electrical Equipment)	561	3,534
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	1,377	17,612
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	255	5,959
Superior Industries International, Inc. (Auto Components)	204	5,949
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	357	8,829
SUPERVALU, Inc.* (Food & Staples Retailing)	1,785	8,907
Surgical Care Affiliates, Inc.* (Health Care Providers & Services)	204	9,947
Swift Transportation Co.* (Road & Rail)	510	10,950
Sykes Enterprises, Inc.* (IT Services)	255	7,173
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	255	14,938
Synchronoss Technologies, Inc.* (Software)	255	10,501
Synergy Pharmaceuticals, Inc.* (Biotechnology)	1,377	7,587
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	1,224	8,482
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	204	23,279
Syntel, Inc.* (IT Services)	204	8,550
Synthetic Biologics, Inc.* (Biotechnology)	1,071	1,842
Tailored Brands, Inc. (Specialty Retail)	408	6,406
Take-Two Interactive Software, Inc.* (Software)	510	22,991
Talen Energy Corp.* (Independent Power & Renewable Electricity Producers)	561	7,770
Tangoe, Inc.* (Software)	306	2,525
TASER International, Inc.* (Aerospace & Defense)	357	10,214
Taylor Morrison Home Corp.* - Class A (Household Durables)	255	4,488
Team Health Holdings, Inc.* (Health Care Providers & Services)	408	13,284
Team, Inc.* (Commercial Services & Supplies)	204	6,673
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	204	17,281
Teekay Corp. (Oil, Gas & Consumable Fuels)	408	3,146
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	1,071	2,710
Teledyne Technologies, Inc.* (Aerospace & Defense)	204	22,018
Telenav, Inc.* (Software)	408	2,338
Teligent, Inc.* (Pharmaceuticals)	459	3,488
Tenneco, Inc.* (Auto Components)	357	20,801

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
TerraForm Global, Inc. - Class A (Independent Power & Renewable Electricity Producers)	969	$3,983
Terraform Power, Inc. (Independent Power & Renewable Electricity Producers)	663	9,222
TerraVia Holdings, Inc.* (Chemicals)	969	2,665
Terreno Realty Corp. (Real Estate Investment Trusts)	306	8,418
TESARO, Inc.* (Biotechnology)	153	15,337
Tesco Corp. (Energy Equipment & Services)	408	3,329
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	306	11,763
Tetra Tech, Inc. (Commercial Services & Supplies)	357	12,663
TETRA Technologies, Inc.* (Energy Equipment & Services)	663	4,051
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	510	1,953
Texas Capital Bancshares, Inc.* (Banks)	306	16,806
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	408	15,924
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	255	1,910
TG Therapeutics, Inc.* (Biotechnology)	408	3,158
The Advisory Board Co.* (Professional Services)	255	11,408
The Andersons, Inc. (Food & Staples Retailing)	204	7,381
The Bancorp, Inc.* (Banks)	408	2,619
The Brink’s Co. (Commercial Services & Supplies)	306	11,346
The Buckle, Inc. (Specialty Retail)	204	4,902
The Cato Corp. - Class A (Specialty Retail)	204	6,710
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	306	15,318
The Chemours Co. (Chemicals)	1,173	18,768
The E.W. Scripps Co.* - Class A (Media)	408	6,487
The Empire District Electric Co. (Electric Utilities)	306	10,447
The Ensign Group, Inc. (Health Care Providers & Services)	357	7,186
The Finish Line, Inc. - Class A (Specialty Retail)	306	7,062
The GEO Group, Inc. (Real Estate Investment Trusts)	459	10,915
The Greenbrier Cos., Inc. (Machinery)	204	7,201
The Hackett Group, Inc. (IT Services)	204	3,370
The KEYW Holding Corp.* (Aerospace & Defense)	357	3,941
The Manitowoc Co., Inc. (Machinery)	969	4,642
The Medicines Co.* (Pharmaceuticals)	408	15,398
The New York Times Co. - Class A (Media)	816	9,751
The Rubicon Project, Inc.* (Software)	306	2,534
The Spectranetics Corp.* (Health Care Equipment & Supplies)	306	7,678
The St Joe Co.* (Real Estate Management & Development)	357	6,562
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,020	6,946
Theravance Biopharma, Inc.* (Pharmaceuticals)	255	9,241
Thermon Group Holdings, Inc.* (Electrical Equipment)	255	5,036
Third Point Reinsurance, Ltd.* (Insurance)	510	6,120
Tidewater, Inc. (Energy Equipment & Services)	561	1,582
Tier REIT, Inc. (Real Estate Investment Trusts)	357	5,512
Tile Shop Holdings, Inc.* (Specialty Retail)	255	4,220
Time, Inc. (Media)	663	9,600
TimkenSteel Corp.* (Metals & Mining)	357	3,731
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	408	2,424
Titan International, Inc. (Machinery)	459	4,645
TiVo Corp.* (Software)	816	15,896
TopBuild Corp.* (Household Durables)	255	8,466
TowneBank (Banks)	357	8,579
TransEnterix, Inc.* (Health Care Equipment & Supplies)	1,326	2,241
Travelport Worldwide, Ltd. (IT Services)	765	11,498
Tredegar Corp. (Chemicals)	204	3,792
Trevena, Inc.* (Biotechnology)	459	3,098
Trex Co., Inc.* (Building Products)	204	11,979
TRI Pointe Group, Inc.* (Household Durables)	969	12,771
TriMas Corp.* (Machinery)	306	5,695
TriNet Group, Inc.* (Professional Services)	306	6,619
Trinseo SA (Chemicals)	204	11,538
Triple-S Management Corp.* (Health Care Providers & Services)	204	4,474
Triumph Group, Inc. (Aerospace & Defense)	306	8,531
tronc, Inc. (Media)	255	4,304
Tronox, Ltd. (Chemicals)	663	6,212
Trovagene, Inc.* (Biotechnology)	408	1,832
TrueBlue, Inc.* (Professional Services)	306	6,934
TrueCar, Inc.* (Internet Software & Services)	459	4,333
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	714	5,062
Trustmark Corp. (Banks)	459	12,650
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	561	6,423
Tubemogul, Inc.* (Software)	204	1,911
Tuesday Morning Corp.* (Multiline Retail)	459	2,745
Tutor Perini Corp.* (Construction & Engineering)	255	5,475
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	408	18,997
Ubiquiti Networks, Inc.* (Communications Equipment)	204	10,914
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	408	3,023
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	255	18,090
UMB Financial Corp. (Banks)	306	18,192
UMH Properties, Inc. (Real Estate Investment Trusts)	255	3,040
Umpqua Holdings Corp. (Banks)	1,377	20,724
Union Bankshares Corp. (Banks)	306	8,192
Unisys Corp.* (IT Services)	459	4,471
Unit Corp.* (Energy Equipment & Services)	357	6,640
United Bankshares, Inc. (Banks)	408	15,369
United Community Banks, Inc. (Banks)	459	9,648

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
United Community Financial Corp. (Thrifts & Mortgage Finance)	459	$3,263
United Development Funding IV (Real Estate Investment Trusts)+	270	216
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	408	5,647
United Natural Foods, Inc.* (Food & Staples Retailing)	306	12,252
Univar, Inc.* (Trading Companies & Distributors)	306	6,686
Universal American Corp. (Health Care Providers & Services)	510	3,902
Universal Corp. (Tobacco)	153	8,908
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	255	14,155
Universal Insurance Holdings, Inc. (Insurance)	255	6,426
Urban Edge Properties (Real Estate Investment Trusts)	561	15,787
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	204	4,533
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	510	2,859
Valhi, Inc. (Chemicals)	816	1,877
Valley National Bancorp (Banks)	1,581	15,383
Vanda Pharmaceuticals, Inc.* (Biotechnology)	306	5,092
VASCO Data Security International, Inc.* (Software)	255	4,491
Vector Group, Ltd. (Tobacco)	561	12,079
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	306	6,007
Verint Systems, Inc.* (Software)	408	15,353
Versartis, Inc.* (Biotechnology)	255	3,124
ViaSat, Inc.* (Communications Equipment)	255	19,035
Viavi Solutions, Inc.* (Communications Equipment)	1,530	11,307
VirnetX Holding Corp.* (Software)	561	1,717
Virtu Financial, Inc. - Class A (Capital Markets)	204	3,054
Virtusa Corp.* (IT Services)	204	5,035
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	867	12,216
Vitae Pharmaceuticals, Inc.* (Biotechnology)	255	5,335
Vital Therapies, Inc.* (Biotechnology)	306	1,873
Vitamin Shoppe, Inc.* (Specialty Retail)	204	5,477
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	510	1,612
Vocera Communications, Inc.* (Health Care Technology)	255	4,310
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,326	8,765
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	765	1,346
Wabash National Corp.* (Machinery)	459	6,536
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	510	9,262
WageWorks, Inc.* (Professional Services)	255	15,531
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	204	5,153
Washington Federal, Inc. (Thrifts & Mortgage Finance)	561	14,967
Washington Prime Group, Inc. (Real Estate Investment Trusts)	1,173	14,522
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	459	14,284
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	204	3,466
Watts Water Technologies, Inc. - Class A (Machinery)	204	13,227
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	204	8,031
Web.com Group, Inc.* (Internet Software & Services)	306	5,285
WebMD Health Corp.* (Internet Software & Services)	255	12,674
Webster Financial Corp. (Banks)	561	21,324
Weight Watchers International, Inc.* (Diversified Consumer Services)	255	2,632
Werner Enterprises, Inc. (Road & Rail)	306	7,121
WesBanco, Inc. (Banks)	255	8,384
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	408	5,479
West Corp. (Commercial Services & Supplies)	306	6,756
Westamerica Bancorp (Banks)	153	7,785
Western Asset Mortgage Capital Corp. (Real Estate Investment Trusts)	357	3,720
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	459	12,145
WGL Holdings, Inc. (Gas Utilities)	306	19,186
Whitestone REIT (Real Estate Investment Trusts)	255	3,539
Willbros Group, Inc.* (Energy Equipment & Services)	663	1,246
William Lyon Homes* - Class A (Household Durables)	204	3,784
Windstream Holdings, Inc. (Diversified Telecommunication Services)	714	7,176
Winnebago Industries, Inc. (Automobiles)	204	4,808
Wintrust Financial Corp. (Banks)	306	17,004
WisdomTree Investments, Inc. (Capital Markets)	765	7,872
WMIH Corp.* (Insurance)	1,683	3,938
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	612	14,094
Woodward, Inc. (Machinery)	306	19,119
World Wrestling Entertainment, Inc. - Class A (Media)	255	5,432
Worthington Industries, Inc. (Metals & Mining)	306	14,696
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	663	16,263
WSFS Financial Corp. (Thrifts & Mortgage Finance)	204	7,444
Xactly Corp.* (Internet Software & Services)	204	3,003
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	510	3,091
Xencor, Inc.* (Biotechnology)	255	6,245
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	663	10,064
Xenith Bankshares, Inc.* (Banks)	867	2,003
XO Group, Inc.* (Internet Software & Services)	204	3,943
XPO Logistics, Inc.* (Air Freight & Logistics)	612	22,443

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Yadkin Financial Corp. (Banks)	357	$9,386
YRC Worldwide, Inc.* (Road & Rail)	306	3,770
Zafgen, Inc.* (Biotechnology)	357	1,182
ZAGG, Inc.* (Household Durables)	408	3,305
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	255	10,001
Zendesk, Inc.* (Software)	510	15,662
ZIOPHARM Oncology, Inc.* (Biotechnology)	918	5,168
ZixCorp.* (Software)	612	2,509
Zogenix, Inc.* (Pharmaceuticals)	306	3,498
TOTAL COMMON STOCKS (Cost $7,022,426)		10,059,276

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*+^(a) (Biotechnology)	1,360	—
Dyax Corp.*+^(b) (Biotechnology)	972	1,079
Leap Wireless International, Inc.*+^(c) (Wireless Telecommunication Services)	800	2,016
Trius Therapeutics, Inc.*+^(a) (Biotechnology)	490	—
TOTAL CONTINGENT RIGHTS (Cost $2,016)		3,095

	Principal Amount	Value
Repurchase Agreements(d)(e)(53.8%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $11,001,360	$11,001,000	$11,001,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,001,000)		11,001,000

TOTAL INVESTMENT SECURITIES (Cost $18,025,442) - 103.1%		21,063,371
Net other assets (liabilities) - (3.1)%		(631,311)

NET ASSETS - 100.0%		$20,432,060

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of September 30, 2016, these securities represented 0.016% of the net assets of the Fund.
*	Non-income producing security
^	The Advisor has deemed these securities to be illiquid. As of September 30, 2016, these securities represented 0.015% of the net assets of the Fund.
(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)	Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.
(c)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(d)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $4,531,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	26	12/19/16	$3,243,240	$9,021

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	10/27/16	0.25%	$3,155,904	$19,906
Russell 2000 Index	Goldman Sachs International	10/27/16	0.45%	1,911,237	9,326
				5,067,141	29,232

iShares Russell 2000 ETF	UBS AG	10/27/16	(0.15)%	8,208,067	31,829
Russell 2000 Index	UBS AG	10/27/16	0.20%	14,425,096	66,078
				22,633,163	97,907
				$27,700,304	$127,139

^	Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraSmall-Cap invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$157,313	0.8%
Air Freight & Logistics	58,286	0.3%
Airlines	26,779	0.1%
Auto Components	118,065	0.6%
Automobiles	4,808	NM
Banks	882,845	4.3%
Biotechnology	625,753	3.2%
Building Products	107,604	0.5%
Capital Markets	115,828	0.6%
Chemicals	250,865	1.3%
Commercial Services & Supplies	222,990	1.1%
Communications Equipment	212,816	1.0%
Construction & Engineering	95,856	0.5%
Construction Materials	16,198	0.1%
Consumer Finance	53,092	0.3%
Containers & Packaging	10,116	NM
Distributors	10,955	0.1%
Diversified Consumer Services	97,779	0.5%
Diversified Financial Services	14,171	0.1%
Diversified Telecommunication Services	63,808	0.3%
Electric Utilities	125,500	0.5%
Electrical Equipment	69,171	0.3%
Electronic Equipment, Instruments & Components	275,889	1.4%
Energy Equipment & Services	120,029	0.6%
Food & Staples Retailing	44,844	0.2%
Food Products	90,846	0.4%
Gas Utilities	116,766	0.6%
Health Care Equipment & Supplies	331,882	1.6%
Health Care Providers & Services	213,140	1.0%
Health Care Technology	64,971	0.3%
Hotels, Restaurants & Leisure	235,233	1.2%
Household Durables	119,157	0.6%
Household Products	18,335	0.1%
Independent Power & Renewable Electricity Producers	77,143	0.4%
Industrial Conglomerates	5,873	NM
Insurance	195,252	1.0%
Internet & Direct Marketing Retail	54,345	0.3%
Internet Software & Services	273,408	1.3%
IT Services	232,039	1.1%
Leisure Products	25,468	0.1%
Life Sciences Tools & Services	82,318	0.4%
Machinery	326,769	1.6%
Marine	16,828	0.1%
Media	188,051	0.9%
Metals & Mining	131,129	0.6%
Multiline Retail	20,129	0.1%
Multi-Utilities	53,388	0.3%
Oil, Gas & Consumable Fuels	252,827	1.2%
Paper & Forest Products	50,173	0.2%
Personal Products	16,165	0.1%
Pharmaceuticals	212,332	1.0%
Professional Services	126,025	0.6%
Real Estate Investment Trusts	961,590	4.7%
Real Estate Management & Development	41,613	0.2%
Road & Rail	61,103	0.3%
Semiconductors & Semiconductor Equipment	423,622	2.1%
Software	471,523	2.4%
Specialty Retail	254,273	1.1%
Technology Hardware, Storage & Peripherals	81,731	0.4%
Textiles, Apparel & Luxury Goods	75,357	0.4%
Thrifts & Mortgage Finance	219,259	1.1%
Tobacco	20,987	0.1%
Trading Companies & Distributors	103,709	0.5%
Water Utilities	20,032	0.1%
Wireless Telecommunication Services	16,220	0.1%
Other**	10,369,689	50.7%
Total	$20,432,060	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP UltraNASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (77.6%)
Activision Blizzard, Inc. (Software)	6,040	$267,572
Adobe Systems, Inc.* (Software)	4,080	442,843
Akamai Technologies, Inc.* (Internet Software & Services)	1,440	76,306
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,840	225,474
Alphabet, Inc.* - Class A (Internet Software & Services)	2,400	1,929,744
Alphabet, Inc.* - Class C (Internet Software & Services)	2,800	2,176,412
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,880	3,248,763
American Airlines Group, Inc. (Airlines)	4,320	158,155
Amgen, Inc. (Biotechnology)	6,120	1,020,876
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,520	162,414
Apple, Inc. (Technology Hardware, Storage & Peripherals)	43,920	4,965,156
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	8,800	265,320
Autodesk, Inc.* (Software)	1,800	130,194
Automatic Data Processing, Inc. (IT Services)	3,720	328,104
Baidu, Inc.*ADR (Internet Software & Services)	2,240	407,837
Bed Bath & Beyond, Inc. (Specialty Retail)	1,240	53,456
Biogen, Inc.* (Biotechnology)	1,800	563,454
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,400	129,528
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	3,240	558,965
CA, Inc. (Software)	3,400	112,472
Celgene Corp.* (Biotechnology)	6,320	660,630
Cerner Corp.* (Health Care Technology)	2,760	170,430
Charter Communications, Inc.* - Class A (Media)	2,200	593,934
Check Point Software Technologies, Ltd.* (Software)	1,400	108,654
Cisco Systems, Inc. (Communications Equipment)	41,000	1,300,520
Citrix Systems, Inc.* (Software)	1,280	109,082
Cognizant Technology Solutions Corp.* (IT Services)	4,960	236,642
Comcast Corp. - Class A (Media)	19,600	1,300,263
Costco Wholesale Corp. (Food & Staples Retailing)	3,560	542,936
CSX Corp. (Road & Rail)	7,720	235,460
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	3,040	141,573
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,880	111,728
Discovery Communications, Inc.* - Class A (Media)	1,240	33,381
Discovery Communications, Inc.* - Class C (Media)	1,960	51,568
DISH Network Corp.* - Class A (Media)	1,840	100,795
Dollar Tree, Inc.* (Multiline Retail)	1,920	151,546
eBay, Inc.* (Internet Software & Services)	9,200	302,680
Electronic Arts, Inc.* (Software)	2,440	208,376
Expedia, Inc. (Internet & Direct Marketing Retail)	1,120	130,726
Express Scripts Holding Co.* (Health Care Providers & Services)	5,120	361,114
Facebook, Inc.* - Class A (Internet Software & Services)	18,920	2,426,869
Fastenal Co. (Trading Companies & Distributors)	2,360	98,601
Fiserv, Inc.* (IT Services)	1,800	179,046
Gilead Sciences, Inc. (Biotechnology)	10,760	851,331
Henry Schein, Inc.* (Health Care Providers & Services)	680	110,826
Illumina, Inc.* (Life Sciences Tools & Services)	1,200	217,992
Incyte Corp.* (Biotechnology)	1,520	143,321
Intel Corp. (Semiconductors & Semiconductor Equipment)	38,560	1,455,640
Intuit, Inc. (Software)	2,080	228,821
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	320	231,946
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	7,480	195,153
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,320	125,017
Liberty Global PLC* - Class A (Media)	2,160	73,829
Liberty Global PLC* - Class C (Media)	5,240	173,130
Liberty Interactive Corp.* (Internet & Direct Marketing Retail)	3,640	72,836
Liberty Ventures* — Series A (Internet & Direct Marketing Retail)	1,120	44,654
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	1,960	116,208
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,080	140,046
Mattel, Inc. (Leisure Products)	2,760	83,573
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,320	92,638
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,760	109,366
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	8,480	150,774
Microsoft Corp. (Software)	63,520	3,658,752
Mondelez International, Inc. - Class A (Food Products)	12,680	556,652
Monster Beverage Corp.* (Beverages)	1,560	229,024
Mylan N.V.* (Pharmaceuticals)	4,360	166,203
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	2,280	81,670
Netease.com, Inc.ADR (Internet Software & Services)	640	154,099
Netflix, Inc.* (Internet & Direct Marketing Retail)	3,480	342,954
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,840	69,368
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,360	298,747

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	2,760	$281,548
O’Reilly Automotive, Inc.* (Specialty Retail)	760	212,884
PACCAR, Inc. (Machinery)	2,840	166,935
Paychex, Inc. (IT Services)	2,920	168,980
PayPal Holdings, Inc.* (IT Services)	9,840	403,145
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	12,000	822,000
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	840	337,697
Ross Stores, Inc. (Specialty Retail)	3,240	208,332
SBA Communications Corp.* - Class A (Diversified Telecommunication Services)	1,000	112,160
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	2,440	94,062
Sirius XM Holdings, Inc.* (Media)	39,760	165,799
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,520	115,733
Starbucks Corp. (Hotels, Restaurants & Leisure)	11,960	647,515
Stericycle, Inc.* (Commercial Services & Supplies)	680	54,495
Symantec Corp. (Software)	5,000	125,500
Tesla Motors, Inc.* (Automobiles)	1,200	244,836
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	8,160	572,669
The Kraft Heinz Co. (Food Products)	9,920	887,939
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	400	588,596
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	6,720	313,958
Tractor Supply Co. (Specialty Retail)	1,080	72,738
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	1,080	68,234
Twenty-First Century Fox, Inc. - Class A (Media)	8,680	210,230
Twenty-First Century Fox, Inc. - Class B (Media)	6,520	161,305
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	520	123,750
Verisk Analytics, Inc.* - Class A (Professional Services)	1,360	110,541
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,000	174,420
Viacom, Inc. - Class B (Media)	2,840	108,204
Vodafone Group PLCADR (Wireless Telecommunication Services)	3,280	95,612
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	8,840	712,680
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,320	135,650
Whole Foods Market, Inc. (Food & Staples Retailing)	2,600	73,710
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,080	113,027
Yahoo!, Inc.* (Internet Software & Services)	7,760	334,456
TOTAL COMMON STOCKS (Cost $22,464,474)		45,973,509

	Principal Amount	Value
Repurchase Agreements(a)(b)(21.8%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $12,914,423	$12,914,000	$12,914,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,914,000)		12,914,000

TOTAL INVESTMENT SECURITIES (Cost $35,378,474) - 99.4%		58,887,509
Net other assets (liabilities) - 0.6%		380,712

NET ASSETS - 100.0%		$59,268,221

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $9,172,000.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	61	12/19/16	$5,940,485	$179,502

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	10/27/16	0.95%	$19,720,451	$28,960
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	10/27/16	0.75%	6,846,504	12,261
				26,566,955	41,221

NASDAQ-100 Index	UBS AG	10/27/16	0.75%	31,490,425	60,393
PowerShares QQQ Trust, Series 1, ETF	UBS AG	10/27/16	0.75%	8,489,776	20,067
				39,980,201	80,460
				$66,547,156	$121,681

^	Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraNASDAQ-100 invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Airlines	$158,155	0.3%
Automobiles	244,836	0.4%
Beverages	229,024	0.4%
Biotechnology	4,106,731	6.8%
Commercial Services & Supplies	54,495	0.1%
Communications Equipment	1,300,520	2.2%
Diversified Telecommunication Services	112,160	0.2%
Food & Staples Retailing	1,329,326	2.2%
Food Products	1,444,591	2.5%
Health Care Equipment & Supplies	343,674	0.6%
Health Care Providers & Services	471,940	0.8%
Health Care Technology	170,430	0.3%
Hotels, Restaurants & Leisure	856,929	1.4%
Internet & Direct Marketing Retail	4,833,489	8.3%
Internet Software & Services	7,808,403	13.2%
IT Services	1,315,917	2.2%
Leisure Products	83,573	0.1%
Life Sciences Tools & Services	217,992	0.4%
Machinery	166,935	0.3%
Media	2,972,438	5.0%
Multiline Retail	151,546	0.3%
Pharmaceuticals	166,203	0.3%
Professional Services	110,541	0.2%
Road & Rail	235,460	0.3%
Semiconductors & Semiconductor Equipment	5,240,066	8.8%
Software	5,392,266	9.1%
Specialty Retail	671,160	1.1%
Technology Hardware, Storage & Peripherals	5,276,538	8.9%
Trading Companies & Distributors	98,601	0.2%
Wireless Telecommunication Services	409,570	0.7%
Other**	13,294,712	22.4%
Total	$59,268,221	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Bear ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(87.1%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $8,941,293	$8,941,000	$8,941,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,941,000)		8,941,000

TOTAL INVESTMENT SECURITIES (Cost $8,941,000) - 87.1%		8,941,000
Net other assets (liabilities) - 12.9%		1,325,997

NET ASSETS - 100.0%		$10,266,997

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $1,637,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	8	12/19/16	$864,200	$7,018

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	10/27/16	(0.65)%	$(1,468,183)	$(37,788)
S&P 500	UBS AG	10/27/16	(0.20)%	(7,884,286)	(20,863)
				$(9,352,469)	$(58,651)

^	Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Short Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(35.0%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $694,023	$694,000	$694,000
TOTAL REPURCHASE AGREEMENTS (Cost $694,000)		694,000

TOTAL INVESTMENT SECURITIES (Cost $694,000) - 35.0%		694,000
Net other assets (liabilities) - 65.0%(c)		1,287,626

NET ASSETS - 100.0%		$1,981,626

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $322,000.

(c)	Amount includes $1,262,055 of net capital shares receivable as of September 30, 2016.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	10/27/16	(0.50)%	$(270,849)	$(1,541)
S&P MidCap 400	UBS AG	10/27/16	(0.35)%	(1,708,918)	(1,767)
				$(1,979,767)	$(3,308)

^	Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Short Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(70.1%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $2,621,086	$2,621,000	$2,621,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,621,000)		2,621,000

TOTAL INVESTMENT SECURITIES (Cost $2,621,000) - 70.1%		2,621,000
Net other assets (liabilities) - 29.9%		1,115,864

NET ASSETS - 100.0%		$3,736,864

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $494,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	1	12/19/16	$124,740	$853

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	10/27/16	0.05%	$(2,794,737)	$(8,461)
Russell 2000 Index	UBS AG	10/27/16	0.40%	(807,023)	(3,442)
				$(3,601,760)	$(11,903)

^	Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Short Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(96.8%)
Repurchase Agreements with various counterparties, rates 0.37%-0.42%, dated 9/30/16, due 10/3/16, total to be received $24,001	$24,000	$24,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,000)		24,000

TOTAL INVESTMENT SECURITIES (Cost $24,000) - 96.8%		24,000
Net other assets (liabilities) - 3.2%		792

NET ASSETS - 100.0%		$24,792

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $21,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	10/27/16	(0.60)%	$(804)	$(6)
Dow Jones Industrial Average	UBS AG	10/27/16	(0.25)%	(23,885)	(108)
				$(24,689)	$(114)

^	Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Short NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(100.2%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $4,281,140	$4,281,000	$4,281,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,281,000)		4,281,000

TOTAL INVESTMENT SECURITIES (Cost $4,281,000) - 100.2%		4,281,000
Net other assets (liabilities) - (0.2)%		(8,809)

NET ASSETS - 100.0%		$4,272,191

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $556,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	3	12/19/16	$292,155	$(2,661)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	10/27/16	(0.70)%	$(2,457,882)	$(4,606)
NASDAQ-100 Index	UBS AG	10/27/16	(0.35)%	(1,515,745)	(7,375)
				$(3,973,627)	$(11,981)

^	Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Short International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(101.2%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $1,607,053	$1,607,000	$1,607,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,607,000)		1,607,000

TOTAL INVESTMENT SECURITIES (Cost $1,607,000) - 101.2%		1,607,000
Net other assets (liabilities) - (1.2)%		(18,272)

NET ASSETS - 100.0%		$1,588,728

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $354,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	10/27/16	(0.05)%	$(651,949)	$(2,210)
MSCI EAFE Index	UBS AG	10/27/16	(0.15)%	(937,951)	(3,669)
				$(1,589,900)	$(5,879)

^	Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Short Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(103.7%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $1,408,046	$1,408,000	$1,408,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,408,000)		1,408,000

TOTAL INVESTMENT SECURITIES (Cost $1,408,000) - 103.7%		1,408,000
Net other assets (liabilities) - (3.7)%		(49,756)

NET ASSETS - 100.0%		$1,358,244

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $419,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	10/27/16	0.05%	$(976,946)	$5,928
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	10/27/16	0.20%	(378,311)	3,025
				$(1,355,257)	$8,953

^	Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP UltraShort Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(3.6%)
Repurchase Agreements with various counterparties, rates 0.37%-0.42%, dated 9/30/16, due 10/3/16, total to be received $24,001	$24,000	$24,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,000)		24,000

TOTAL INVESTMENT SECURITIES (Cost $24,000) - 3.6%		24,000
Net other assets (liabilities) - 96.4%		646,041

NET ASSETS - 100.0%		$670,041

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $14,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	10/27/16	(0.60)%	$(20,377)	$(1,278)
Dow Jones Industrial Average	UBS AG	10/27/16	(0.25)%	(1,316,359)	(256)
				$(1,336,736)	$(1,534)

^	Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP UltraShort NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(68.7%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $950,031	$950,000	$950,000
TOTAL REPURCHASE AGREEMENTS (Cost $950,000)		950,000

TOTAL INVESTMENT SECURITIES (Cost $950,000) - 68.7%		950,000
Net other assets (liabilities) - 31.3%		432,793

NET ASSETS - 100.0%		$1,382,793

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $318,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	5	12/19/16	$486,925	$(4,434)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	10/27/16	(0.70)%	$(1,355,651)	$5,029
NASDAQ-100 Index	UBS AG	10/27/16	(0.35)%	(920,780)	(3,251)
				$(2,276,431)	$1,778

^	Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Banks ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (74.3%)
Associated Banc-Corp. (Banks)	472	$9,246
BancorpSouth, Inc. (Banks)	286	6,635
Bank of America Corp. (Banks)	32,976	516,074
Bank of Hawaii Corp. (Banks)	142	10,312
Bank of the Ozarks, Inc. (Banks)	306	11,750
BankUnited, Inc. (Banks)	323	9,755
BB&T Corp. (Banks)	2,622	98,902
BOK Financial Corp. (Banks)	50	3,449
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	417	5,867
Cathay General Bancorp (Banks)	235	7,233
Citigroup, Inc. (Banks)	9,390	443,490
Citizens Financial Group, Inc. (Banks)	1,688	41,710
Comerica, Inc. (Banks)	579	27,398
Commerce Bancshares, Inc. (Banks)	273	13,448
Cullen/Frost Bankers, Inc. (Banks)	195	14,028
East West Bancorp, Inc. (Banks)	453	16,630
F.N.B. Corp. (Banks)	693	8,524
Fifth Third Bancorp (Banks)	2,497	51,089
First Financial Bankshares, Inc. (Banks)	201	7,324
First Horizon National Corp. (Banks)	747	11,370
First Republic Bank (Banks)	477	36,781
Fulton Financial Corp. (Banks)	575	8,349
Glacier Bancorp, Inc. (Banks)	244	6,959
Hancock Holding Co. (Banks)	250	8,108
Huntington Bancshares, Inc. (Banks)	3,494	34,451
IBERIABANK Corp. (Banks)	134	8,994
International Bancshares Corp. (Banks)	206	6,135
Investors Bancorp, Inc. (Banks)	999	11,998
JPMorgan Chase & Co. (Banks)	11,673	777,305
KeyCorp (Banks)	3,480	42,352
M&T Bank Corp. (Banks)	506	58,747
MB Financial, Inc. (Banks)	224	8,521
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,590	22,626
PacWest Bancorp (Banks)	392	16,821
People’s United Financial, Inc. (Banks)	1,002	15,852
PNC Financial Services Group, Inc. (Banks)	1,569	141,351
Popular, Inc. (Banks)	321	12,269
PrivateBancorp, Inc. (Banks)	258	11,847
Prosperity Bancshares, Inc. (Banks)	216	11,856
Regions Financial Corp. (Banks)	4,055	40,023
Signature Bank* (Banks)	188	22,269
SunTrust Banks, Inc. (Banks)	1,612	70,606
SVB Financial Group* (Banks)	181	20,008
Synovus Financial Corp. (Banks)	402	13,077
TCF Financial Corp. (Banks)	567	8,227
Texas Capital Bancshares, Inc.* (Banks)	155	8,513
Trustmark Corp. (Banks)	208	5,732
U.S. Bancorp (Banks)	5,199	222,985
UMB Financial Corp. (Banks)	145	8,620
Umpqua Holdings Corp. (Banks)	696	10,475
United Bankshares, Inc. (Banks)	206	7,760
Valley National Bancorp (Banks)	841	8,183
Washington Federal, Inc. (Thrifts & Mortgage Finance)	304	8,111
Webster Financial Corp. (Banks)	309	11,745
Wells Fargo & Co. (Banks)	14,662	649,233
Western Alliance Bancorp* (Banks)	322	12,088
Wintrust Financial Corp. (Banks)	179	9,947
Zions Bancorp (Banks)	672	20,845
TOTAL COMMON STOCKS (Cost $1,512,472)		3,714,003

	Principal Amount	Value
Repurchase Agreements(a)(1.0%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $51,002	$51,000	$51,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,000)		51,000

TOTAL INVESTMENT SECURITIES (Cost $1,563,472) - 75.3%		3,765,003
Net other assets (liabilities) - 24.7%		1,232,054

NET ASSETS - 100.0%		$4,997,057

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	10/24/16	0.75%	$1,299,896	$(156)

^	Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Banks invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Banks	$3,677,399	73.6%
Thrifts & Mortgage Finance	36,604	0.7%
Other**	1,283,054	25.7%
Total	$4,997,057	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Basic Materials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
Air Products & Chemicals, Inc. (Chemicals)	8,199	$1,232,638
Albemarle Corp. (Chemicals)	4,257	363,931
Alcoa, Inc. (Metals & Mining)	49,793	504,901
Allegheny Technologies, Inc. (Metals & Mining)	4,125	74,539
Ashland Global Holdings, Inc. (Chemicals)	2,352	272,714
Axalta Coating Systems, Ltd.* (Chemicals)	8,147	230,316
Cabot Corp. (Chemicals)	2,363	123,845
Carpenter Technology Corp. (Metals & Mining)	1,767	72,906
Celanese Corp. — Series A (Chemicals)	5,480	364,749
CF Industries Holdings, Inc. (Chemicals)	8,827	214,937
Chemtura Corp.* (Chemicals)	2,395	78,580
Commercial Metals Co. (Metals & Mining)	4,338	70,232
Compass Minerals International, Inc. (Metals & Mining)	1,280	94,336
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	6,688	128,410
Domtar Corp. (Paper & Forest Products)	2,371	88,035
E.I. du Pont de Nemours & Co. (Chemicals)	33,097	2,216,505
Eastman Chemical Co. (Chemicals)	5,591	378,399
Ecolab, Inc. (Chemicals)	9,933	1,209,045
FMC Corp. (Chemicals)	5,067	244,939
Freeport-McMoRan, Inc. (Metals & Mining)	46,258	502,362
GCP Applied Technologies, Inc.* (Chemicals)	2,685	76,039
H.B. Fuller Co. (Chemicals)	1,904	88,479
Huntsman Corp. (Chemicals)	7,483	121,748
Ingevity Corp.* (Chemicals)	1,592	73,391
International Flavors & Fragrances, Inc. (Chemicals)	3,015	431,055
KapStone Paper & Packaging Corp. (Paper & Forest Products)	3,326	62,928
LyondellBasell Industries N.V. - Class A (Chemicals)	12,004	968,243
Minerals Technologies, Inc. (Chemicals)	1,320	93,311
Monsanto Co. (Chemicals)	16,567	1,693,147
NewMarket Corp. (Chemicals)	348	149,403
Newmont Mining Corp. (Metals & Mining)	20,087	789,218
Nucor Corp. (Metals & Mining)	12,050	595,873
Olin Corp. (Chemicals)	6,252	128,291
Platform Specialty Products Corp.* (Chemicals)	7,829	63,493
PolyOne Corp. (Chemicals)	3,184	107,651
PPG Industries, Inc. (Chemicals)	9,382	969,724
Praxair, Inc. (Chemicals)	10,796	1,304,481
Reliance Steel & Aluminum Co. (Metals & Mining)	2,746	197,794
Royal Gold, Inc. (Metals & Mining)	2,470	191,252
RPM International, Inc. (Chemicals)	5,041	270,803
Sensient Technologies Corp. (Chemicals)	1,696	128,557
Steel Dynamics, Inc. (Metals & Mining)	9,229	230,633
Stillwater Mining Co.* (Metals & Mining)	4,583	61,229
The Chemours Co. (Chemicals)	6,869	109,904
The Dow Chemical Co. (Chemicals)	42,654	2,210,756
The Mosaic Co. (Chemicals)	13,255	324,217
The Scotts Miracle-Gro Co. - Class A (Chemicals)	1,716	142,891
United States Steel Corp. (Metals & Mining)	6,375	120,233
W.R. Grace & Co. (Chemicals)	2,661	196,382
Westlake Chemical Corp. (Chemicals)	1,413	75,596
Worthington Industries, Inc. (Metals & Mining)	1,669	80,162
TOTAL COMMON STOCKS (Cost $12,113,241)		20,523,203

TOTAL INVESTMENT SECURITIES (Cost $12,113,241) - 100.1%		20,523,203
Net other assets (liabilities) - (0.1)%		(12,556)

NET ASSETS - 100.0%		$20,510,647

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Basic Materials invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Chemicals	$16,658,160	81.3%
Metals & Mining	3,585,670	17.5%
Oil, Gas & Consumable Fuels	128,410	0.6%
Paper & Forest Products	150,963	0.7%
Other**	(12,556)	(0.1)%
Total	$20,510,647	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Biotechnology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (71.0%)
AbbVie, Inc. (Biotechnology)	111,207	$7,013,825
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	6,397	203,489
Agios Pharmaceuticals, Inc.* (Biotechnology)	2,244	118,528
Alexion Pharmaceuticals, Inc.* (Biotechnology)	15,303	1,875,230
Alkermes PLC* (Biotechnology)	10,348	486,666
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	4,884	331,038
Amgen, Inc. (Biotechnology)	51,068	8,518,652
Biogen, Inc.* (Biotechnology)	14,966	4,684,807
BioMarin Pharmaceutical, Inc.* (Biotechnology)	11,649	1,077,765
Bio-Techne Corp. (Life Sciences Tools & Services)	2,567	281,087
Bluebird Bio, Inc.* (Biotechnology)	2,556	173,246
Celgene Corp.* (Biotechnology)	52,934	5,533,191
Cepheid, Inc.* (Biotechnology)	4,985	262,660
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	3,218	268,188
Gilead Sciences, Inc. (Biotechnology)	90,114	7,129,820
Illumina, Inc.* (Life Sciences Tools & Services)	10,026	1,821,322
Incyte Corp.* (Biotechnology)	11,959	1,127,614
Intercept Pharmaceuticals, Inc.* (Biotechnology)	1,217	200,306
Intrexon Corp.* (Biotechnology)	4,157	116,479
Ionis Pharmaceuticals, Inc.* (Biotechnology)	8,262	302,720
Juno Therapeutics, Inc.* (Biotechnology)	5,210	156,352
Kite Pharma, Inc.* (Biotechnology)	2,994	167,245
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	1,278	130,433
Myriad Genetics, Inc.* (Biotechnology)	4,693	96,582
Neurocrine Biosciences, Inc.* (Biotechnology)	5,916	299,586
Novavax, Inc.* (Biotechnology)	18,488	38,455
OPKO Health, Inc.* (Biotechnology)	24,450	258,926
Portola Pharmaceuticals, Inc.* (Biotechnology)	3,867	87,820
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	9,195	745,347
Radius Health, Inc.* (Biotechnology)	2,544	137,605
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,145	2,068,393
Seattle Genetics, Inc.* (Biotechnology)	6,527	352,523
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	2,472	175,364
United Therapeutics Corp.* (Biotechnology)	3,003	354,594
Vertex Pharmaceuticals, Inc.* (Biotechnology)	16,938	1,477,163
TOTAL COMMON STOCKS (Cost $21,496,169)		48,073,021

Contingent Right (NM)
Dyax Corp.*+^(a) (Biotechnology)	14,504	16,099
TOTAL CONTINGENT RIGHT (Cost $—)		16,099

TOTAL INVESTMENT SECURITIES (Cost $21,496,169) - 71.0%		48,089,120
Net other assets (liabilities) - 29.0%		19,652,402

NET ASSETS - 100.0%		$67,741,522

*	Non-income producing security
+	This security was fair valued based on procedures approved by the Board of Trustees. As of September 30, 2016, this security represented 0.024% of the net assets of the Fund.
^	The Advisor has deemed this security to be illiquid. As of September 30, 2016, this security represented 0.024% of the net assets of the Fund.
(a)	Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	10/24/16	0.75%	$19,747,630	$(2,370)

^	Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Biotechnology invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Biotechnology	$44,973,176	66.4%
Life Sciences Tools & Services	3,115,944	4.6%
Other**	19,652,402	29.0%
Total	$67,741,522	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Consumer Goods ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.4%)
Activision Blizzard, Inc. (Software)	6,556	$290,431
Altria Group, Inc. (Tobacco)	18,764	1,186,448
Archer-Daniels-Midland Co. (Food Products)	5,584	235,477
Autoliv, Inc. (Auto Components)	850	90,780
Avon Products, Inc. (Personal Products)	4,200	23,772
B&G Foods, Inc. - Class A (Food Products)	643	31,623
BorgWarner, Inc. (Auto Components)	1,929	67,862
Brown-Forman Corp. - Class A (Beverages)	554	27,562
Brown-Forman Corp. - Class B (Beverages)	1,750	83,020
Brunswick Corp. (Leisure Products)	870	42,439
Bunge, Ltd. (Food Products)	1,341	79,427
CalAtlantic Group, Inc. (Household Durables)	714	23,876
Campbell Soup Co. (Food Products)	1,870	102,289
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	479	41,534
Church & Dwight Co., Inc. (Household Products)	2,470	118,362
Coach, Inc. (Textiles, Apparel & Luxury Goods)	2,683	98,090
Colgate-Palmolive Co. (Household Products)	8,565	635,009
ConAgra Foods, Inc. (Food Products)	3,998	188,346
Constellation Brands, Inc. - Class A (Beverages)	1,697	282,534
Cooper Tire & Rubber Co. (Auto Components)	520	19,770
D.R. Horton, Inc. (Household Durables)	3,250	98,150
Dana Holding Corp. (Auto Components)	1,381	21,530
Darling Ingredients, Inc.* (Food Products)	1,582	21,373
Dean Foods Co. (Food Products)	873	14,317
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	310	18,461
Delphi Automotive PLC (Auto Components)	2,622	187,001
Dr. Pepper Snapple Group, Inc. (Beverages)	1,780	162,532
Edgewell Personal Care Co.* (Personal Products)	568	45,167
Electronic Arts, Inc.* (Software)	2,891	246,891
Energizer Holdings, Inc. (Household Products)	598	29,876
Flowers Foods, Inc. (Food Products)	1,746	26,400
Ford Motor Co. (Automobiles)	37,474	452,312
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	397	11,025
General Mills, Inc. (Food Products)	5,737	366,480
General Motors Co. (Automobiles)	13,651	433,692
Gentex Corp. (Auto Components)	2,751	48,308
Genuine Parts Co. (Distributors)	1,425	143,142
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	390	11,369
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	3,629	91,632
Harley-Davidson, Inc. (Automobiles)	1,714	90,139
Harman International Industries, Inc. (Household Durables)	666	56,244
Hasbro, Inc. (Leisure Products)	1,086	86,152
Helen of Troy, Ltd.* (Household Durables)	268	23,094
Herbalife, Ltd.* (Personal Products)	665	41,223
Herman Miller, Inc. (Commercial Services & Supplies)	577	16,502
HNI Corp. (Commercial Services & Supplies)	423	16,836
Hormel Foods Corp. (Food Products)	2,596	98,466
Ingredion, Inc. (Food Products)	690	91,811
Johnson Controls International PLC (Auto Components)	9,068	421,935
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,227	21,019
Kellogg Co. (Food Products)	2,426	187,942
Kimberly-Clark Corp. (Household Products)	3,459	436,318
Lancaster Colony Corp. (Food Products)	184	24,305
Lear Corp. (Auto Components)	683	82,793
Leggett & Platt, Inc. (Household Durables)	1,284	58,525
Lennar Corp. - B Shares (Household Durables)	97	3,256
Lennar Corp. - Class A (Household Durables)	1,804	76,381
Leucadia National Corp. (Diversified Financial Services)	3,116	59,329
LKQ Corp.* (Distributors)	2,954	104,749
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,026	62,565
Mattel, Inc. (Leisure Products)	3,268	98,955
McCormick & Co., Inc. (Food Products)	1,108	110,711
Mead Johnson Nutrition Co. - Class A (Food Products)	1,772	140,006
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,627	76,127
Mohawk Industries, Inc.* (Household Durables)	609	122,007
Molson Coors Brewing Co. - Class B (Beverages)	1,768	194,126
Mondelez International, Inc. - Class A (Food Products)	14,940	655,866
Monster Beverage Corp.* (Beverages)	1,298	190,559
Newell Rubbermaid, Inc. (Household Durables)	4,631	243,868
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	12,953	681,974
Nu Skin Enterprises, Inc. - Class A (Personal Products)	505	32,714
NVR, Inc.* (Household Durables)	36	59,035
PepsiCo, Inc. (Beverages)	13,818	1,502,984
Philip Morris International, Inc. (Tobacco)	14,898	1,448,384
Pinnacle Foods, Inc. (Food Products)	1,137	57,043
Polaris Industries, Inc. (Leisure Products)	575	44,528
Pool Corp. (Distributors)	399	37,713
Post Holdings, Inc.* (Food Products)	625	48,231
PulteGroup, Inc. (Household Durables)	2,965	59,419
PVH Corp. (Textiles, Apparel & Luxury Goods)	770	85,085

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	543	$54,919
Reynolds American, Inc. (Tobacco)	7,949	374,795
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,280	29,312
Snap-on, Inc. (Machinery)	560	85,098
Snyder’s-Lance, Inc. (Food Products)	823	27,636
Spectrum Brands Holdings, Inc. (Household Products)	233	32,082
Stanley Black & Decker, Inc. (Machinery)	1,440	177,090
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	530	18,317
Take-Two Interactive Software, Inc.* (Software)	828	37,326
Tempur Sealy International, Inc.* (Household Durables)	487	27,632
Tenneco, Inc.* (Auto Components)	545	31,757
Tesla Motors, Inc.* (Automobiles)	1,103	225,045
The Clorox Co. (Household Products)	1,242	155,474
The Coca-Cola Co. (Beverages)	37,305	1,578,747
The Estee Lauder Cos., Inc. - Class A (Personal Products)	2,125	188,191
The Goodyear Tire & Rubber Co. (Auto Components)	2,518	81,331
The Hain Celestial Group, Inc.* (Food Products)	992	35,295
The Hershey Co. (Food Products)	1,351	129,156
The JM Smucker Co. - Class A (Food Products)	1,122	152,076
The Kraft Heinz Co. (Food Products)	5,725	512,445
The Middleby Corp.* (Machinery)	554	68,485
The Procter & Gamble Co. (Household Products)	25,626	2,299,934
The WhiteWave Foods Co.* (Food Products)	1,698	92,422
Thor Industries, Inc. (Automobiles)	456	38,623
Toll Brothers, Inc.* (Household Durables)	1,445	43,148
TreeHouse Foods, Inc.* (Food Products)	546	47,606
Tupperware Brands Corp. (Household Durables)	484	31,639
Tyson Foods, Inc. - Class A (Food Products)	2,858	213,407
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,760	68,077
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	1,769	59,898
V.F. Corp. (Textiles, Apparel & Luxury Goods)	3,191	178,855
Vista Outdoor, Inc.* (Leisure Products)	582	23,199
Visteon Corp. (Auto Components)	330	23,648
WABCO Holdings, Inc.* (Machinery)	503	57,106
Whirlpool Corp. (Household Durables)	723	117,242
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	952	21,925
TOTAL COMMON STOCKS (Cost $9,981,207)		21,386,166

TOTAL INVESTMENT SECURITIES (Cost $9,981,207) - 100.4%		21,386,166
Net other assets (liabilities) - (0.4)%		(81,822)

NET ASSETS - 100.0%		$21,304,344

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Consumer Goods invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Auto Components	$1,076,715	5.1%
Automobiles	1,239,811	5.8%
Beverages	4,022,064	18.8%
Commercial Services & Supplies	33,338	0.2%
Distributors	285,604	1.3%
Diversified Financial Services	59,329	0.3%
Food Products	3,690,156	17.3%
Household Durables	1,043,516	4.9%
Household Products	3,707,055	17.4%
Leisure Products	295,273	1.4%
Machinery	387,779	1.8%
Personal Products	331,067	1.6%
Software	574,648	2.7%
Textiles, Apparel & Luxury Goods	1,630,184	7.7%
Tobacco	3,009,627	14.1%
Other**	(81,822)	(0.4)%
Total	$21,304,344	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Consumer Services ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
Aaron’s, Inc. (Specialty Retail)	616	$15,659
Abercrombie & Fitch Co. - Class A (Specialty Retail)	645	10,249
Acxiom Corp.* (IT Services)	729	19,428
Advance Auto Parts, Inc. (Specialty Retail)	692	103,191
Alaska Air Group, Inc. (Airlines)	1,168	76,924
Allegiant Travel Co. (Airlines)	129	17,037
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,720	3,114,793
AMC Networks, Inc.* - Class A (Media)	568	29,456
American Airlines Group, Inc. (Airlines)	5,008	183,343
American Eagle Outfitters, Inc. (Specialty Retail)	1,616	28,862
AmerisourceBergen Corp. (Health Care Providers & Services)	1,714	138,457
Aramark (Hotels, Restaurants & Leisure)	2,302	87,545
Asbury Automotive Group, Inc.* (Specialty Retail)	183	10,188
Ascena Retail Group, Inc.* (Specialty Retail)	1,576	8,810
AutoNation, Inc.* (Specialty Retail)	632	30,785
AutoZone, Inc.* (Specialty Retail)	277	212,830
Avis Budget Group, Inc.* (Road & Rail)	899	30,755
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	567	23,854
Bed Bath & Beyond, Inc. (Specialty Retail)	1,465	63,156
Best Buy Co., Inc. (Specialty Retail)	2,607	99,535
Big Lots, Inc. (Multiline Retail)	414	19,769
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,090	18,792
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	407	27,224
Brinker International, Inc. (Hotels, Restaurants & Leisure)	519	26,173
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	169	23,785
Burlington Stores, Inc.* (Specialty Retail)	671	54,364
Cabela’s, Inc.* - Class A (Specialty Retail)	483	26,531
Cable One, Inc. (Media)	46	26,864
Cardinal Health, Inc. (Health Care Providers & Services)	3,016	234,343
CarMax, Inc.* (Specialty Retail)	1,808	96,457
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	4,098	200,064
Casey’s General Stores, Inc. (Food & Staples Retailing)	375	45,056
CBS Corp. (Media)	75	4,118
CBS Corp. - Class B (Media)	3,852	210,858
Charter Communications, Inc.* - Class A (Media)	2,046	552,359
Chemed Corp. (Health Care Providers & Services)	148	20,878
Chico’s FAS, Inc. (Specialty Retail)	1,245	14,816
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	276	116,886
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	343	15,462
Cinemark Holdings, Inc. (Media)	997	38,165
Comcast Corp. - Class A (Media)	22,718	1,507,111
Copart, Inc.* (Commercial Services & Supplies)	926	49,597
Costco Wholesale Corp. (Food & Staples Retailing)	4,137	630,934
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	225	29,750
CST Brands, Inc. (Specialty Retail)	712	34,240
CVS Health Corp. (Food & Staples Retailing)	10,079	896,931
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,199	73,523
Delta Air Lines, Inc. (Airlines)	7,076	278,512
DeVry Education Group, Inc. (Diversified Consumer Services)	537	12,383
Dick’s Sporting Goods, Inc. (Specialty Retail)	834	47,304
Dillard’s, Inc. - Class A (Multiline Retail)	247	15,563
Discovery Communications, Inc.* - Class A (Media)	1,431	38,523
Discovery Communications, Inc.* - Class C (Media)	2,120	55,777
DISH Network Corp.* - Class A (Media)	2,141	117,284
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	522	28,339
Dollar General Corp. (Multiline Retail)	2,453	171,685
Dollar Tree, Inc.* (Multiline Retail)	2,234	176,330
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	453	68,788
DSW, Inc. - Class A (Specialty Retail)	718	14,705
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	871	45,362
Expedia, Inc. (Internet & Direct Marketing Retail)	1,143	133,411
Five Below, Inc.* (Specialty Retail)	518	20,870
Foot Locker, Inc. (Specialty Retail)	1,277	86,478
GameStop Corp. - Class A (Specialty Retail)	979	27,011
Gannett Co., Inc. (Media)	1,104	12,851
Genesco, Inc.* (Specialty Retail)	193	10,511
GNC Holdings, Inc. - Class A (Specialty Retail)	652	13,314
Graham Holdings Co. - Class B (Diversified Consumer Services)	46	22,143
Grand Canyon Education, Inc.* (Diversified Consumer Services)	442	17,852
Group 1 Automotive, Inc. (Specialty Retail)	184	11,754
Groupon, Inc.* (Internet & Direct Marketing Retail)	3,806	19,601
H & R Block, Inc. (Diversified Consumer Services)	2,069	47,897
Hertz Global Holdings, Inc.* (Road & Rail)	703	28,232
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	4,955	113,618
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	955	12,807
HSN, Inc. (Internet & Direct Marketing Retail)	303	12,059

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hyatt Hotels Corp.* - Class A (Hotels, Restaurants & Leisure)	217	$10,681
IHS Markit, Ltd.* (Professional Services)	3,121	117,194
J.C. Penney Co., Inc.* (Multiline Retail)	2,909	26,821
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	311	29,837
JetBlue Airways Corp.* (Airlines)	3,054	52,651
John Wiley & Sons, Inc. - Class A (Media)	418	21,573
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,303	56,237
Kohl’s Corp. (Multiline Retail)	1,703	74,506
L Brands, Inc. (Specialty Retail)	2,266	160,365
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	3,456	198,858
Liberty Broadband Corp.* - Class A (Media)	247	17,330
Liberty Broadband Corp.* - Class C (Media)	641	45,819
Liberty Global PLC* - Class A (Media)	2,504	85,587
Liberty Global PLC* - Class B (Media)	13	465
Liberty Global PLC* - Class C (Media)	6,095	201,379
Liberty Interactive Corp.* (Internet & Direct Marketing Retail)	4,013	80,300
Liberty LiLAC Group* - Class A (Media)	480	13,243
Liberty LiLAC Group* - Class C (Media)	1,149	32,229
Liberty Media Group* - Class A (Media)	205	5,873
Liberty Media Group* - Class C (Media)	411	11,566
Liberty SiriusXM Group* - Class A (Media)	823	27,966
Liberty SiriusXM Group* - Class C (Media)	1,667	55,694
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	676	14,771
Liberty Ventures* — Series A (Internet & Direct Marketing Retail)	1,276	50,874
Lions Gate Entertainment Corp. (Media)	1,017	20,330
Lithia Motors, Inc. - Class A (Specialty Retail)	219	20,919
Live Nation Entertainment, Inc.* (Media)	1,244	34,185
Lowe’s Cos., Inc. (Specialty Retail)	8,271	597,249
Macy’s, Inc. (Multiline Retail)	2,916	108,038
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	3,028	203,866
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	228	16,717
McDonald’s Corp. (Hotels, Restaurants & Leisure)	8,072	931,185
McKesson Corp. (Health Care Providers & Services)	2,134	355,845
Meredith Corp. (Media)	349	18,145
MGM Resorts International* (Hotels, Restaurants & Leisure)	4,491	116,901
Murphy USA, Inc.* (Specialty Retail)	352	25,119
Netflix, Inc.* (Internet & Direct Marketing Retail)	4,056	399,719
News Corp. - Class A (Media)	3,592	50,216
News Corp. - Class B (Media)	1,136	16,154
Nielsen Holdings PLC (Professional Services)	3,175	170,084
Nordstrom, Inc. (Multiline Retail)	1,100	57,068
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,544	58,209
Office Depot, Inc. (Specialty Retail)	5,147	18,375
Omnicom Group, Inc. (Media)	2,241	190,485
O’Reilly Automotive, Inc.* (Specialty Retail)	902	252,659
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	208	40,502
Regal Entertainment Group - Class A (Media)	885	19,249
Rite Aid Corp.* (Food & Staples Retailing)	9,921	76,292
Rollins, Inc. (Commercial Services & Supplies)	913	26,733
Ross Stores, Inc. (Specialty Retail)	3,751	241,189
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,587	118,946
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,387	35,618
Scripps Networks Interactive, Inc. - Class A (Media)	905	57,458
Service Corp. International (Diversified Consumer Services)	1,829	48,542
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,279	43,077
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	324	14,463
Signet Jewelers, Ltd. (Specialty Retail)	711	52,991
Sinclair Broadcast Group, Inc. - Class A (Media)	619	17,877
Sirius XM Holdings, Inc.* (Media)	16,608	69,255
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	818	43,853
Sotheby’s - Class A (Diversified Consumer Services)	450	17,109
Southwest Airlines Co. (Airlines)	5,865	228,090
Spirit Airlines, Inc.* (Airlines)	668	28,410
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,319	27,237
Staples, Inc. (Specialty Retail)	6,151	52,591
Starbucks Corp. (Hotels, Restaurants & Leisure)	13,868	750,813
Starz-Liberty Capital* (Media)	783	24,422
Sysco Corp. (Food & Staples Retailing)	4,830	236,718
Target Corp. (Multiline Retail)	5,440	373,619
TEGNA, Inc. (Media)	2,022	44,201
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	609	23,769
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	418	20,925
The Dun & Bradstreet Corp. (Professional Services)	347	47,407
The Gap, Inc. (Specialty Retail)	2,070	46,037
The Home Depot, Inc. (Specialty Retail)	11,681	1,503,110
The Interpublic Group of Cos., Inc. (Media)	3,791	84,729
The Kroger Co. (Food & Staples Retailing)	8,969	266,200
The Madison Square Garden Co.* - Class A (Media)	136	23,040
The New York Times Co. - Class A (Media)	1,155	13,802
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	466	685,714
The TJX Cos., Inc. (Specialty Retail)	6,212	464,533
The Walt Disney Co. (Media)	13,973	1,297,532
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,930	20,844
Tiffany & Co. (Specialty Retail)	1,013	73,574
Time Warner, Inc. (Media)	7,350	585,134
Time, Inc. (Media)	941	13,626
Tractor Supply Co. (Specialty Retail)	1,261	84,928
Tribune Media Co. - Class A (Media)	728	26,587
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	1,081	68,298

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Twenty-First Century Fox, Inc. - Class A (Media)	10,058	$243,605
Twenty-First Century Fox, Inc. - Class B (Media)	4,609	114,027
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	555	132,079
United Continental Holdings, Inc.* (Airlines)	2,779	145,814
United Natural Foods, Inc.* (Food & Staples Retailing)	474	18,979
Urban Outfitters, Inc.* (Specialty Retail)	844	29,135
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	345	54,124
VCA, Inc.* (Health Care Providers & Services)	763	53,395
Viacom, Inc. - Class A (Media)	93	3,982
Viacom, Inc. - Class B (Media)	3,287	125,235
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	8,089	652,135
Wal-Mart Stores, Inc. (Food & Staples Retailing)	14,329	1,033,408
Whole Foods Market, Inc. (Food & Staples Retailing)	3,018	85,560
Williams-Sonoma, Inc. (Specialty Retail)	774	39,536
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	1,038	69,889
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	749	72,968
Yelp, Inc.* (Internet Software & Services)	561	23,394
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	3,504	318,198
TOTAL COMMON STOCKS (Cost $12,666,348)		27,268,665

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $22,001	$22,000	$22,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,000)		22,000

TOTAL INVESTMENT SECURITIES (Cost $12,688,348) - 100.3%		27,290,665
Net other assets (liabilities) - (0.3)%		(82,138)

NET ASSETS - 100.0%		$27,208,527

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Consumer Services invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Airlines	$1,010,781	3.7%
Commercial Services & Supplies	132,567	0.5%
Diversified Consumer Services	249,034	0.9%
Electronic Equipment, Instruments & Components	28,339	0.1%
Food & Staples Retailing	3,969,450	14.6%
Health Care Providers & Services	802,918	3.0%
Hotels, Restaurants & Leisure	3,920,833	14.4%
Internet & Direct Marketing Retail	4,594,003	16.9%
Internet Software & Services	23,394	0.1%
IT Services	19,428	0.1%
Media	6,205,366	22.7%
Multiline Retail	1,023,399	3.8%
Professional Services	334,685	1.2%
Road & Rail	58,987	0.2%
Specialty Retail	4,871,627	17.9%
Trading Companies & Distributors	23,854	0.1%
Other**	(60,138)	(0.2)%
Total	$27,208,527	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Financials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.5%)
Acadia Realty Trust (Real Estate Investment Trusts)	613	$22,215
Affiliated Managers Group, Inc.* (Capital Markets)	419	60,629
Aflac, Inc. (Insurance)	3,166	227,540
Alexander & Baldwin, Inc. (Real Estate Management & Development)	356	13,678
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	600	65,262
Alleghany Corp.* (Insurance)	123	64,577
Allied World Assurance Company Holdings, A.G. (Insurance)	693	28,011
Ally Financial, Inc. (Consumer Finance)	3,735	72,720
American Campus Communities, Inc. (Real Estate Investment Trusts)	1,007	51,226
American Capital Agency Corp. (Real Estate Investment Trusts)	2,551	49,847
American Express Co. (Consumer Finance)	5,989	383,537
American Financial Group, Inc. (Insurance)	560	42,000
American Homes 4 Rent - Class A (Real Estate Investment Trusts)	1,675	36,247
American International Group, Inc. (Insurance)	7,856	466,176
American Tower Corp. (Real Estate Investment Trusts)	3,282	371,949
Ameriprise Financial, Inc. (Capital Markets)	1,243	124,014
AmTrust Financial Services, Inc. (Insurance)	835	22,403
Annaly Capital Management, Inc. (Real Estate Investment Trusts)	7,866	82,593
Aon PLC (Insurance)	2,052	230,829
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	1,205	55,322
Apple Hospitality REIT, Inc. (Real Estate Investment Trusts)	1,203	22,268
Arch Capital Group, Ltd.* (Insurance)	944	74,821
Arthur J. Gallagher & Co. (Insurance)	1,367	69,539
Aspen Insurance Holdings, Ltd. (Insurance)	469	21,851
Associated Banc-Corp. (Banks)	1,152	22,568
Assurant, Inc. (Insurance)	469	43,265
Assured Guaranty, Ltd. (Insurance)	1,020	28,305
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	1,062	188,866
Axis Capital Holdings, Ltd. (Insurance)	719	39,063
BancorpSouth, Inc. (Banks)	664	15,405
Bank of America Corp. (Banks)	78,809	1,233,360
Bank of Hawaii Corp. (Banks)	331	24,037
Bank of the Ozarks, Inc. (Banks)	702	26,957
BankUnited, Inc. (Banks)	808	24,402
BB&T Corp. (Banks)	6,285	237,070
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	14,665	2,118,652
BlackRock, Inc. (Capital Markets)	940	340,712
Blackstone Mortgage Trust, Inc. - Class A (Real Estate Investment Trusts)	727	21,410
BOK Financial Corp. (Banks)	168	11,587
Boston Properties, Inc. (Real Estate Investment Trusts)	1,192	162,458
Brandywine Realty Trust (Real Estate Investment Trusts)	1,352	21,118
Brixmor Property Group, Inc. (Real Estate Investment Trusts)	1,999	55,552
Brown & Brown, Inc. (Insurance)	881	33,223
Camden Property Trust (Equity Real Estate Investment Trusts)	675	56,525
Capital One Financial Corp. (Consumer Finance)	3,903	280,352
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	974	13,704
Care Capital Properties, Inc. (Real Estate Investment Trusts)	647	18,440
Cathay General Bancorp (Banks)	569	17,514
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	1,318	16,001
CBOE Holdings, Inc. (Capital Markets)	626	40,596
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	2,304	64,465
Chimera Investment Corp. (Real Estate Investment Trusts)	1,378	21,979
Chubb, Ltd. (Insurance)	3,587	450,708
Cincinnati Financial Corp. (Insurance)	1,161	87,563
CIT Group, Inc. (Banks)	1,553	56,374
Citigroup, Inc. (Banks)	22,438	1,059,746
Citizens Financial Group, Inc. (Banks)	4,010	99,087
CME Group, Inc. (Capital Markets)	2,614	273,215
CNO Financial Group, Inc. (Insurance)	1,352	20,645
Colony Capital, Inc. - Class A (Real Estate Investment Trusts)	874	15,933
Columbia Property Trust, Inc. (Real Estate Investment Trusts)	951	21,293
Comerica, Inc. (Banks)	1,343	63,551
Commerce Bancshares, Inc. (Banks)	640	31,526
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	1,051	33,012
CoreSite Realty Corp. (Real Estate Investment Trusts)	259	19,176
Corporate Office Properties Trust (Real Estate Investment Trusts)	734	20,809
Corrections Corp. of America (Real Estate Investment Trusts)	904	12,538
Cousins Properties, Inc. (Real Estate Investment Trusts)	1,621	16,923
Crown Castle International Corp. (Real Estate Investment Trusts)	2,603	245,229
CubeSmart (Real Estate Investment Trusts)	1,385	37,755
Cullen/Frost Bankers, Inc. (Banks)	430	30,934
CyrusOne, Inc. (Real Estate Investment Trusts)	570	27,115
CYS Investments, Inc. (Real Estate Investment Trusts)	1,174	10,237
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	697	33,839
DDR Corp. (Real Estate Investment Trusts)	2,373	41,361

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	1,547	$14,078
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	1,138	110,523
Discover Financial Services (Consumer Finance)	3,119	176,379
Douglas Emmett, Inc. (Real Estate Investment Trusts)	1,111	40,696
Duke Realty Corp. (Real Estate Investment Trusts)	2,709	74,037
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	580	23,925
E*TRADE Financial Corp.* (Capital Markets)	2,116	61,618
East West Bancorp, Inc. (Banks)	1,116	40,968
EastGroup Properties, Inc. (Real Estate Investment Trusts)	251	18,464
Eaton Vance Corp. (Capital Markets)	871	34,013
Education Realty Trust, Inc. (Real Estate Investment Trusts)	560	24,158
Endurance Specialty Holdings, Ltd. (Insurance)	501	32,790
EPR Properties (Equity Real Estate Investment Trusts)	496	39,055
Equinix, Inc. (Real Estate Investment Trusts)	545	196,336
Equity Commonwealth* (Real Estate Investment Trusts)	968	29,253
Equity LifeStyle Properties, Inc. (Real Estate Investment Trusts)	617	47,620
Equity One, Inc. (Real Estate Investment Trusts)	712	21,794
Equity Residential (Real Estate Investment Trusts)	2,827	181,861
Erie Indemnity Co. - Class A (Insurance)	147	15,004
Essex Property Trust, Inc. (Real Estate Investment Trusts)	511	113,800
Everest Re Group, Ltd. (Insurance)	323	61,360
Extra Space Storage, Inc. (Real Estate Investment Trusts)	970	77,028
F.N.B. Corp. (Banks)	1,620	19,926
FactSet Research Systems, Inc. (Capital Markets)	313	50,737
Federal Realty Investment Trust (Real Estate Investment Trusts)	543	83,584
Federated Investors, Inc. - Class B (Capital Markets)	726	21,511
Fifth Third Bancorp (Banks)	5,923	121,185
Financial Engines, Inc. (Capital Markets)	413	12,270
First American Financial Corp. (Insurance)	853	33,506
First Financial Bankshares, Inc. (Banks)	505	18,402
First Horizon National Corp. (Banks)	1,795	27,344
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	899	25,370
First Republic Bank (Banks)	1,162	89,602
FNF Group (Insurance)	2,108	77,806
Forest City Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	1,670	38,627
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	466	9,940
Franklin Resources, Inc. (Capital Markets)	2,714	96,537
Fulton Financial Corp. (Banks)	1,336	19,399
Gaming & Leisure Properties, Inc. (Real Estate Investment Trusts)	1,493	49,941
General Growth Properties, Inc. (Real Estate Investment Trusts)	4,513	124,559
Genworth Financial, Inc.* - Class A (Insurance)	3,852	19,106
Glacier Bancorp, Inc. (Banks)	585	16,684
Gramercy Property Trust, Inc. (Real Estate Investment Trusts)	3,253	31,359
Hancock Holding Co. (Banks)	596	19,328
Hartford Financial Services Group, Inc. (Insurance)	2,978	127,518
HCP, Inc. (Real Estate Investment Trusts)	3,607	136,886
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	891	30,347
Healthcare Trust of America, Inc. - Class A (Real Estate Investment Trusts)	1,067	34,806
Highwoods Properties, Inc. (Real Estate Investment Trusts)	764	39,820
Hospitality Properties Trust (Real Estate Investment Trusts)	1,265	37,596
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	5,733	89,263
Hudson Pacific Properties, Inc. (Real Estate Investment Trusts)	825	27,118
Huntington Bancshares, Inc. (Banks)	8,380	82,627
IBERIABANK Corp. (Banks)	316	21,210
Intercontinental Exchange, Inc. (Capital Markets)	917	247,003
International Bancshares Corp. (Banks)	452	13,461
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	857	13,052
Invesco, Ltd. (Capital Markets)	3,169	99,095
Investors Bancorp, Inc. (Banks)	2,398	28,800
Iron Mountain, Inc. (Real Estate Investment Trusts)	1,886	70,782
Janus Capital Group, Inc. (Capital Markets)	1,108	15,523
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	349	39,712
JPMorgan Chase & Co. (Banks)	27,896	1,857,594
Kemper Corp. (Insurance)	376	14,784
KeyCorp (Banks)	8,353	101,656
Kilroy Realty Corp. (Real Estate Investment Trusts)	713	49,447
Kimco Realty Corp. (Real Estate Investment Trusts)	3,239	93,769
Kite Realty Group Trust (Real Estate Investment Trusts)	643	17,824
Lamar Advertising Co. - Class A (Real Estate Investment Trusts)	639	41,733
LaSalle Hotel Properties (Real Estate Investment Trusts)	868	20,719
Lazard, Ltd. - Class A (Capital Markets)	1,002	36,433
Legg Mason, Inc. (Capital Markets)	713	23,871
LendingClub Corp.* (Consumer Finance)	2,449	15,135
Lexington Realty Trust (Real Estate Investment Trusts)	1,645	16,944
Liberty Property Trust (Real Estate Investment Trusts)	1,137	45,878
Life Storage, Inc. (Real Estate Investment Trusts)	359	31,929
Lincoln National Corp. (Insurance)	1,801	84,611
Loews Corp. (Insurance)	2,138	87,979
LPL Financial Holdings, Inc. (Capital Markets)	610	18,245

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
M&T Bank Corp. (Banks)	1,206	$140,017
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	693	18,863
Markel Corp.* (Insurance)	112	104,022
MarketAxess Holdings, Inc. (Capital Markets)	289	47,856
Marsh & McLennan Cos., Inc. (Insurance)	4,000	269,000
MasterCard, Inc. - Class A (IT Services)	7,403	753,403
MB Financial, Inc. (Banks)	547	20,808
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	1,873	27,664
Mercury General Corp. (Insurance)	280	15,358
MetLife, Inc. (Insurance)	8,486	377,033
MFA Financial, Inc. (Real Estate Investment Trusts)	2,871	21,475
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,628	21,024
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	580	54,514
Moody’s Corp. (Capital Markets)	1,290	139,681
Morgan Stanley (Capital Markets)	11,363	364,298
MSCI, Inc. - Class A (Capital Markets)	732	61,444
National Health Investors, Inc. (Real Estate Investment Trusts)	301	23,622
National Retail Properties, Inc. (Real Estate Investment Trusts)	1,139	57,918
Navient Corp. (Consumer Finance)	2,451	35,466
New Residential Investment Corp. (Real Estate Investment Trusts)	1,931	26,667
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,762	53,533
Northern Trust Corp. (Capital Markets)	1,643	111,708
NorthStar Asset Management Group, Inc. (Capital Markets)	1,463	18,917
NorthStar Realty Finance Corp. (Real Estate Investment Trusts)	1,397	18,398
Old Republic International Corp. (Insurance)	1,880	33,126
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	1,498	53,104
Outfront Media, Inc. (Real Estate Investment Trusts)	1,067	25,235
PacWest Bancorp (Banks)	927	39,778
Paramount Group, Inc. (Real Estate Investment Trusts)	1,338	21,930
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	553	14,710
People’s United Financial, Inc. (Banks)	2,402	38,000
Physicians Realty Trust (Real Estate Investment Trusts)	1,040	22,402
Piedmont Office Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	1,125	24,491
PNC Financial Services Group, Inc. (Banks)	3,797	342,072
Popular, Inc. (Banks)	805	30,767
Post Properties, Inc. (Real Estate Investment Trusts)	416	27,510
Potlatch Corp. (Real Estate Investment Trusts)	312	12,134
PRA Group, Inc.* (Consumer Finance)	358	12,365
Primerica, Inc. (Insurance)	360	19,091
Principal Financial Group, Inc. (Insurance)	2,066	106,420
PrivateBancorp, Inc. (Banks)	612	28,103
ProAssurance Corp. (Insurance)	413	21,674
Prologis, Inc. (Real Estate Investment Trusts)	4,069	217,854
Prosperity Bancshares, Inc. (Banks)	532	29,201
Prudential Financial, Inc. (Insurance)	3,374	275,487
Public Storage (Real Estate Investment Trusts)	1,156	257,950
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,654	22,412
Raymond James Financial, Inc. (Capital Markets)	972	56,580
Rayonier, Inc. (Real Estate Investment Trusts)	947	25,133
Realogy Holdings Corp. (Real Estate Management & Development)	1,124	29,067
Realty Income Corp. (Real Estate Investment Trusts)	1,996	133,592
Regency Centers Corp. (Real Estate Investment Trusts)	811	62,844
Regions Financial Corp. (Banks)	9,689	95,630
Reinsurance Group of America, Inc. (Insurance)	500	53,970
RenaissanceRe Holdings, Ltd. (Insurance)	318	38,211
Retail Properties of America, Inc. (Real Estate Investment Trusts)	1,838	30,878
RLI Corp. (Insurance)	293	20,029
RLJ Lodging Trust (Real Estate Investment Trusts)	958	20,147
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	396	19,071
S&P Global, Inc. (Capital Markets)	2,039	258,056
SEI Investments Co. (Capital Markets)	1,047	47,754
Senior Housing Properties Trust (Real Estate Investment Trusts)	1,838	41,741
Signature Bank* (Banks)	417	49,394
Simon Property Group, Inc. (Real Estate Investment Trusts)	2,428	502,619
SL Green Realty Corp. (Real Estate Investment Trusts)	778	84,102
SLM Corp.* (Consumer Finance)	3,302	24,666
Spirit Realty Capital, Inc. (Real Estate Investment Trusts)	3,703	49,361
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,843	41,504
State Street Corp. (Capital Markets)	2,835	197,401
Stifel Financial Corp.* (Capital Markets)	506	19,456
STORE Capital Corp. (Real Estate Investment Trusts)	1,189	35,040
Sun Communities, Inc. (Real Estate Investment Trusts)	487	38,220
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	1,672	21,385
SunTrust Banks, Inc. (Banks)	3,877	169,813
SVB Financial Group* (Banks)	404	44,658
Synchrony Financial (Consumer Finance)	6,118	171,304
Synovus Financial Corp. (Banks)	947	30,806
T. Rowe Price Group, Inc. (Capital Markets)	1,916	127,414
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	744	28,986
Taubman Centers, Inc. (Real Estate Investment Trusts)	471	35,047
TCF Financial Corp. (Banks)	1,320	19,153
TD Ameritrade Holding Corp. (Capital Markets)	1,864	65,687

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Texas Capital Bancshares, Inc.* (Banks)	355	$19,497
The Allstate Corp. (Insurance)	2,874	198,823
The Bank of New York Mellon Corp. (Capital Markets)	8,248	328,930
The Charles Schwab Corp. (Capital Markets)	9,302	293,664
The GEO Group, Inc. (Real Estate Investment Trusts)	576	13,697
The Goldman Sachs Group, Inc. (Capital Markets)	2,907	468,812
The Hanover Insurance Group, Inc. (Insurance)	330	24,889
The Howard Hughes Corp.* (Real Estate Management & Development)	275	31,488
The Macerich Co. (Real Estate Investment Trusts)	929	75,128
The NASDAQ OMX Group, Inc. (Capital Markets)	877	59,233
The Progressive Corp. (Insurance)	4,497	141,656
The St Joe Co.* (Real Estate Management & Development)	571	10,495
The Travelers Cos., Inc. (Insurance)	2,221	254,416
The Western Union Co. (IT Services)	3,768	78,450
Torchmark Corp. (Insurance)	855	54,626
Trustmark Corp. (Banks)	517	14,249
Two Harbors Investment Corp. (Real Estate Investment Trusts)	2,684	22,895
U.S. Bancorp (Banks)	12,420	532,694
UDR, Inc. (Real Estate Investment Trusts)	2,063	74,247
UMB Financial Corp. (Banks)	337	20,035
Umpqua Holdings Corp. (Banks)	1,701	25,600
United Bankshares, Inc. (Banks)	514	19,362
Unum Group (Insurance)	1,816	64,123
Urban Edge Properties (Real Estate Investment Trusts)	707	19,895
Validus Holdings, Ltd. (Insurance)	641	31,935
Valley National Bancorp (Banks)	1,963	19,100
Ventas, Inc. (Real Estate Investment Trusts)	2,713	191,619
VEREIT, Inc. (Real Estate Investment Trusts)	7,453	77,288
Visa, Inc. - Class A (IT Services)	14,567	1,204,691
Vornado Realty Trust (Real Estate Investment Trusts)	1,326	134,204
Voya Financial, Inc. (Diversified Financial Services)	1,541	44,412
W.R. Berkley Corp. (Insurance)	761	43,955
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	638	11,586
Washington Federal, Inc. (Thrifts & Mortgage Finance)	699	18,649
Washington Prime Group, Inc. (Real Estate Investment Trusts)	1,434	17,753
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	565	17,583
Webster Financial Corp. (Banks)	709	26,949
Weingarten Realty Investors (Real Estate Investment Trusts)	905	35,277
Wells Fargo & Co. (Banks)	35,072	1,552,987
Welltower, Inc. (Real Estate Investment Trusts)	2,766	206,814
Western Alliance Bancorp* (Banks)	732	27,479
Weyerhaeuser Co. (Real Estate Investment Trusts)	5,783	184,709
White Mountains Insurance Group, Ltd. (Insurance)	40	33,200
Willis Towers Watson PLC (Insurance)	1,002	133,036
Wintrust Financial Corp. (Banks)	401	22,284
WP Carey, Inc. (Real Estate Investment Trusts)	821	52,979
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	836	12,690
XL Group, Ltd. (Insurance)	2,126	71,497
Zions Bancorp (Banks)	1,580	49,012
TOTAL COMMON STOCKS (Cost $16,023,138)		30,915,878

	Principal Amount	Value
Repurchase Agreements(a)(0.7%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $218,007	$218,000	$218,000
TOTAL REPURCHASE AGREEMENTS (Cost $218,000)		218,000

TOTAL INVESTMENT SECURITIES (Cost $16,241,138) - 100.2%		31,133,878
Net other assets (liabilities) - (0.2)%		(57,933)

NET ASSETS - 100.0%		$31,075,945

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Financials invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Banks	$8,839,752	28.4%
Capital Markets	4,234,499	13.6%
Consumer Finance	1,171,924	3.8%
Diversified Financial Services	2,163,064	7.0%
Insurance	4,890,560	15.7%
IT Services	2,036,544	6.6%
Real Estate Investment Trusts	7,261,308	23.4%
Real Estate Management & Development	188,905	0.6%
Thrifts & Mortgage Finance	129,322	0.4%
Other**	160,067	0.5%
Total	$31,075,945	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Health Care ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.3%)
Abbott Laboratories (Health Care Equipment & Supplies)	30,020	$1,269,545
AbbVie, Inc. (Biotechnology)	33,258	2,097,582
ABIOMED, Inc.* (Health Care Equipment & Supplies)	817	105,050
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,553	76,951
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,907	60,662
Aetna, Inc. (Health Care Providers & Services)	7,164	827,084
Agios Pharmaceuticals, Inc.* (Biotechnology)	660	34,861
Akorn, Inc.* (Pharmaceuticals)	1,802	49,123
Alere, Inc.* (Health Care Equipment & Supplies)	1,771	76,578
Alexion Pharmaceuticals, Inc.* (Biotechnology)	4,580	561,233
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,537	144,094
Alkermes PLC* (Biotechnology)	3,095	145,558
Allergan PLC* (Pharmaceuticals)	8,086	1,862,287
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,453	98,484
Amgen, Inc. (Biotechnology)	15,283	2,549,356
AmSurg Corp.* (Health Care Providers & Services)	1,119	75,029
Anthem, Inc. (Health Care Providers & Services)	5,374	673,416
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	1,500	336,420
Baxter International, Inc. (Health Care Equipment & Supplies)	9,996	475,810
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	4,348	781,466
Biogen, Inc.* (Biotechnology)	4,475	1,400,809
BioMarin Pharmaceutical, Inc.* (Biotechnology)	3,488	322,710
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	422	69,128
Bio-Techne Corp. (Life Sciences Tools & Services)	762	83,439
Bluebird Bio, Inc.* (Biotechnology)	759	51,445
Boston Scientific Corp.* (Health Care Equipment & Supplies)	27,789	661,378
Bristol-Myers Squibb Co. (Pharmaceuticals)	34,122	1,839,858
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	3,797	66,258
Bruker Corp. (Life Sciences Tools & Services)	2,177	49,309
Catalent, Inc.* (Pharmaceuticals)	2,547	65,814
Celgene Corp.* (Biotechnology)	15,829	1,654,605
Centene Corp.* (Health Care Providers & Services)	3,487	233,490
Cepheid, Inc.* (Biotechnology)	1,491	78,561
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	966	80,506
Cigna Corp. (Health Care Providers & Services)	5,240	682,877
Community Health Systems, Inc.* (Health Care Providers & Services)	2,321	26,784
Danaher Corp. (Health Care Equipment & Supplies)	12,410	972,820
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	3,380	223,317
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	4,759	282,827
DexCom, Inc.* (Health Care Equipment & Supplies)	1,713	150,162
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	4,347	524,074
Eli Lilly & Co. (Pharmaceuticals)	19,837	1,592,118
Endo International PLC* (Pharmaceuticals)	4,049	81,587
Envision Healthcare Holdings, Inc.* (Health Care Providers & Services)	3,822	85,116
Express Scripts Holding Co.* (Health Care Providers & Services)	12,870	907,720
Gilead Sciences, Inc. (Biotechnology)	26,950	2,132,284
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,048	37,948
Halyard Health, Inc.* (Health Care Equipment & Supplies)	953	33,031
HCA Holdings, Inc.* (Health Care Providers & Services)	6,031	456,125
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,480	58,578
HealthSouth Corp. (Health Care Providers & Services)	1,833	74,365
Henry Schein, Inc.* (Health Care Providers & Services)	1,670	272,177
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,217	75,430
Hologic, Inc.* (Health Care Equipment & Supplies)	5,665	219,972
Horizon Pharma PLC* (Pharmaceuticals)	3,286	59,575
Humana, Inc. (Health Care Providers & Services)	3,044	538,453
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,829	206,183
Illumina, Inc.* (Life Sciences Tools & Services)	2,994	543,890
Impax Laboratories, Inc.* (Pharmaceuticals)	1,508	35,740
Incyte Corp.* (Biotechnology)	3,571	336,710
Intercept Pharmaceuticals, Inc.* (Biotechnology)	359	59,088
Intrexon Corp.* (Biotechnology)	1,232	34,521
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	786	569,716
Ionis Pharmaceuticals, Inc.* (Biotechnology)	2,469	90,464
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,236	150,149
Johnson & Johnson (Pharmaceuticals)	55,871	6,600,040
Juno Therapeutics, Inc.* (Biotechnology)	1,555	46,666
Kite Pharma, Inc.* (Biotechnology)	901	50,330

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	2,089	$287,196
LifePoint Health, Inc.* (Health Care Providers & Services)	871	51,589
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	388	39,599
Magellan Health, Inc.* (Health Care Providers & Services)	502	26,972
Mallinckrodt PLC* (Pharmaceuticals)	2,200	153,516
MEDNAX, Inc.* (Health Care Providers & Services)	1,879	124,484
Medtronic PLC (Health Care Equipment & Supplies)	28,222	2,438,380
Merck & Co., Inc. (Pharmaceuticals)	56,470	3,524,293
Molina Healthcare, Inc.* (Health Care Providers & Services)	870	50,738
Mylan N.V.* (Pharmaceuticals)	9,394	358,099
Myriad Genetics, Inc.* (Biotechnology)	1,412	29,059
Neurocrine Biosciences, Inc.* (Biotechnology)	1,772	89,734
Novavax, Inc.* (Biotechnology)	5,538	11,519
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,025	68,327
OPKO Health, Inc.* (Biotechnology)	7,320	77,519
Owens & Minor, Inc. (Health Care Providers & Services)	1,274	44,246
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	761	26,041
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,080	75,006
Patterson Cos., Inc. (Health Care Providers & Services)	1,702	78,190
Perrigo Co. PLC (Pharmaceuticals)	2,926	270,158
Pfizer, Inc. (Pharmaceuticals)	123,871	4,195,510
Portola Pharmaceuticals, Inc.* (Biotechnology)	1,154	26,207
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,081	52,180
Quest Diagnostics, Inc. (Health Care Providers & Services)	2,839	240,265
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	2,751	222,996
Radius Health, Inc.* (Biotechnology)	757	40,946
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,541	619,513
ResMed, Inc. (Health Care Equipment & Supplies)	2,873	186,142
Seattle Genetics, Inc.* (Biotechnology)	1,951	105,374
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	5,819	464,123
STERIS PLC (Health Care Equipment & Supplies)	1,759	128,583
Stryker Corp. (Health Care Equipment & Supplies)	6,344	738,505
Team Health Holdings, Inc.* (Health Care Providers & Services)	1,514	49,296
Teleflex, Inc. (Health Care Equipment & Supplies)	899	151,077
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,626	36,845
TESARO, Inc.* (Biotechnology)	671	67,261
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	995	178,364
The Medicines Co.* (Pharmaceuticals)	1,421	53,629
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	8,052	1,280,752
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	741	52,567
United Therapeutics Corp.* (Biotechnology)	888	104,855
UnitedHealth Group, Inc. (Health Care Providers & Services)	19,450	2,722,999
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	1,840	226,725
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,907	189,804
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,060	441,283
Waters Corp.* (Life Sciences Tools & Services)	1,645	260,716
WellCare Health Plans, Inc.* (Health Care Providers & Services)	904	105,849
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,495	111,378
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	4,085	531,132
Zoetis, Inc. (Pharmaceuticals)	10,110	525,821
TOTAL COMMON STOCKS (Cost $23,721,812)		59,104,098

Contingent Right (NM)
Dyax Corp.*+^(a) (Biotechnology)	3,716	4,125
TOTAL CONTINGENT RIGHT (Cost $—)		4,125

	Principal Amount	Value
Repurchase Agreements(b)(0.5%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $320,010	$320,000	$320,000
TOTAL REPURCHASE AGREEMENTS (Cost $320,000)		320,000

TOTAL INVESTMENT SECURITIES (Cost $24,041,812) - 99.8%		59,428,223
Net other assets (liabilities) - 0.2%		109,749

NET ASSETS - 100.0%		$59,537,972

*                           Non-income producing security

+                           This security was fair valued based on procedures approved by the Board of Trustees.  As of September 30, 2016, this security represented 0.007% of the net assets of the Fund.

^                            The Advisor has deemed this security to be illiquid. As of September 30, 2016, this security represented 0.007% of the net assets of the Fund.

(a)                   Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

ProFund VP Health Care invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Biotechnology	$13,515,490	22.7%
Commercial Services & Supplies	58,578	0.1%
Health Care Equipment & Supplies	12,108,319	20.3%
Health Care Providers & Services	9,264,556	15.6%
Life Sciences Tools & Services	2,665,742	4.5%
Pharmaceuticals	21,495,538	36.1%
Other**	429,749	0.7%
Total	$59,537,972	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Industrials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.7%)
3M Co. (Industrial Conglomerates)	4,223	$744,219
A.O. Smith Corp. (Building Products)	516	50,976
Accenture PLC - Class A (IT Services)	4,354	531,927
Actuant Corp. - Class A (Machinery)	412	9,575
Acuity Brands, Inc. (Electrical Equipment)	309	81,761
AECOM Technology Corp.* (Construction & Engineering)	1,077	32,019
AGCO Corp. (Machinery)	475	23,427
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,279	107,318
Air Lease Corp. (Trading Companies & Distributors)	671	19,177
Allegion PLC (Building Products)	673	46,376
Alliance Data Systems Corp.* (IT Services)	409	87,743
Allison Transmission Holdings, Inc. (Machinery)	1,172	33,613
AMETEK, Inc. (Electrical Equipment)	1,625	77,643
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	2,156	139,968
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	195	12,578
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	275	12,854
AptarGroup, Inc. (Containers & Packaging)	439	33,983
Armstrong World Industries, Inc.* (Building Products)	350	14,462
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	641	41,005
Automatic Data Processing, Inc. (IT Services)	3,190	281,358
Avery Dennison Corp. (Containers & Packaging)	625	48,619
Avnet, Inc. (Electronic Equipment, Instruments & Components)	889	36,502
Ball Corp. (Containers & Packaging)	1,218	99,814
BE Aerospace, Inc. (Aerospace & Defense)	712	36,782
Belden, Inc. (Electronic Equipment, Instruments & Components)	296	20,421
Bemis Co., Inc. (Containers & Packaging)	665	33,922
Berry Plastics Group, Inc.* (Containers & Packaging)	849	37,229
Booz Allen Hamilton Holding Corp. (IT Services)	892	28,196
Broadridge Financial Solutions, Inc. (IT Services)	827	56,062
BWX Technologies, Inc. (Aerospace & Defense)	725	27,818
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	995	70,108
Carlisle Cos., Inc. (Industrial Conglomerates)	451	46,259
Caterpillar, Inc. (Machinery)	4,084	362,538
CEB, Inc. (Professional Services)	228	12,419
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	737	20,658
Cintas Corp. (Commercial Services & Supplies)	594	66,884
CLARCOR, Inc. (Machinery)	342	22,230
Clean Harbors, Inc.* (Commercial Services & Supplies)	366	17,561
Cognex Corp. (Electronic Equipment, Instruments & Components)	592	31,293
Colfax Corp.* (Machinery)	688	21,624
Convergys Corp. (IT Services)	673	20,473
CoreLogic, Inc.* (IT Services)	621	24,356
CoStar Group, Inc.* (Internet Software & Services)	231	50,018
Covanta Holding Corp. (Commercial Services & Supplies)	910	14,005
Crane Co. (Machinery)	348	21,927
Crown Holdings, Inc.* (Containers & Packaging)	974	55,606
CSX Corp. (Road & Rail)	6,612	201,666
Cummins, Inc. (Machinery)	1,087	139,299
Curtiss-Wright Corp. (Aerospace & Defense)	312	28,426
Deere & Co. (Machinery)	2,023	172,663
Deluxe Corp. (Commercial Services & Supplies)	342	22,852
DigitalGlobe, Inc.* (Aerospace & Defense)	438	12,045
Donaldson Co., Inc. (Machinery)	929	34,680
Dover Corp. (Machinery)	1,087	80,047
Eagle Materials, Inc. (Construction Materials)	338	26,127
Eaton Corp. PLC (Electrical Equipment)	3,180	208,958
EMCOR Group, Inc. (Construction & Engineering)	425	25,339
Emerson Electric Co. (Electrical Equipment)	4,499	245,240
EnerSys (Electrical Equipment)	305	21,103
Equifax, Inc. (Professional Services)	834	112,241
Esterline Technologies Corp.* (Aerospace & Defense)	209	15,892
Euronet Worldwide, Inc.* (IT Services)	365	29,868
Expeditors International of Washington, Inc. (Air Freight & Logistics)	1,265	65,173
Fastenal Co. (Trading Companies & Distributors)	2,020	84,395
FedEx Corp. (Air Freight & Logistics)	1,706	298,004
Fidelity National Information Services, Inc. (IT Services)	2,294	176,707
First Data Corp.* (IT Services)	1,275	16,779
Fiserv, Inc.* (IT Services)	1,538	152,985
FleetCor Technologies, Inc.* (IT Services)	845	146,802
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	957	30,069
Flowserve Corp. (Machinery)	910	43,898
Fluor Corp. (Construction & Engineering)	971	49,832
Fortive Corp. (Machinery)	2,101	106,941
Fortune Brands Home & Security, Inc. (Building Products)	1,078	62,632
FTI Consulting, Inc.* (Professional Services)	297	13,234
GATX Corp. (Trading Companies & Distributors)	285	12,697
Generac Holdings, Inc.* (Electrical Equipment)	460	16,698

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
General Dynamics Corp. (Aerospace & Defense)	2,007	$311,406
General Electric Co. (Industrial Conglomerates)	62,642	1,855,456
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	400	27,580
Genpact, Ltd.* (IT Services)	983	23,543
Global Payments, Inc. (IT Services)	1,077	82,671
Graco, Inc. (Machinery)	390	28,860
Graphic Packaging Holding Co. (Containers & Packaging)	2,228	31,170
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	1,400	44,772
HEICO Corp. (Aerospace & Defense)	146	10,103
HEICO Corp. - Class A (Aerospace & Defense)	251	15,188
Hexcel Corp. (Aerospace & Defense)	649	28,751
Hillenbrand, Inc. (Machinery)	441	13,953
Honeywell International, Inc. (Industrial Conglomerates)	5,319	620,142
Hub Group, Inc.* - Class A (Air Freight & Logistics)	238	9,701
Hubbell, Inc. (Electrical Equipment)	361	38,894
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	328	50,322
IDEX Corp. (Machinery)	530	49,592
Illinois Tool Works, Inc. (Machinery)	2,230	267,243
Ingersoll-Rand PLC (Machinery)	1,801	122,360
International Paper Co. (Containers & Packaging)	2,874	137,894
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	263	21,658
Itron, Inc.* (Electronic Equipment, Instruments & Components)	236	13,159
ITT, Inc. (Machinery)	630	22,579
J.B. Hunt Transport Services, Inc. (Road & Rail)	618	50,145
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,334	29,108
Jack Henry & Associates, Inc. (IT Services)	547	46,796
Jacobs Engineering Group, Inc.* (Construction & Engineering)	848	43,859
Joy Global, Inc. (Machinery)	688	19,085
Kansas City Southern (Road & Rail)	756	70,550
KBR, Inc. (Construction & Engineering)	993	15,024
Kennametal, Inc. (Machinery)	555	16,106
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,189	37,679
Kirby Corp.* (Marine)	377	23,434
KLX, Inc.* (Aerospace & Defense)	369	12,989
L-3 Communications Holdings, Inc. (Aerospace & Defense)	538	81,093
Landstar System, Inc. (Road & Rail)	296	20,152
Lennox International, Inc. (Building Products)	276	43,340
Lincoln Electric Holdings, Inc. (Machinery)	441	27,615
LinkedIn Corp.* - Class A (Internet Software & Services)	833	159,203
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	154	19,837
Lockheed Martin Corp. (Aerospace & Defense)	1,762	422,387
Louisiana-Pacific Corp.* (Paper & Forest Products)	991	18,661
Macquarie Infrastructure Corp. (Transportation Infrastructure)	522	43,451
Manitowoc Foodservice, Inc.* (Machinery)	957	15,523
ManpowerGroup, Inc. (Professional Services)	478	34,540
Martin Marietta Materials, Inc. (Construction Materials)	443	79,346
Masco Corp. (Building Products)	2,311	79,290
MAXIMUS, Inc. (IT Services)	453	25,622
MDU Resources Group, Inc. (Multi-Utilities)	1,363	34,675
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	182	76,409
Moog, Inc.* - Class A (Aerospace & Defense)	231	13,754
MRC Global, Inc.* (Trading Companies & Distributors)	692	11,370
MSA Safety, Inc. (Commercial Services & Supplies)	221	12,827
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	313	22,977
Mueller Industries, Inc. (Machinery)	400	12,968
National Instruments Corp. (Electronic Equipment, Instruments & Components)	739	20,988
NeuStar, Inc.* - Class A (IT Services)	382	10,157
Nordson Corp. (Machinery)	372	37,062
Norfolk Southern Corp. (Road & Rail)	2,052	199,167
Northrop Grumman Corp. (Aerospace & Defense)	1,248	267,010
NOW, Inc.* (Trading Companies & Distributors)	752	16,115
Old Dominion Freight Line, Inc.* (Road & Rail)	485	33,276
Orbital ATK, Inc. (Aerospace & Defense)	409	31,178
Oshkosh Corp. (Machinery)	512	28,672
Owens Corning (Building Products)	802	42,819
Owens-Illinois, Inc.* (Containers & Packaging)	1,135	20,873
PACCAR, Inc. (Machinery)	2,450	144,011
Packaging Corp. of America (Containers & Packaging)	661	53,713
Parker-Hannifin Corp. (Machinery)	934	117,245
Paychex, Inc. (IT Services)	2,240	129,629
PayPal Holdings, Inc.* (IT Services)	7,845	321,409
Pentair PLC (Machinery)	1,166	74,904
PerkinElmer, Inc. (Life Sciences Tools & Services)	766	42,980
Quanta Services, Inc.* (Construction & Engineering)	1,059	29,641
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,467	23,061
Raytheon Co. (Aerospace & Defense)	2,063	280,836
Regal Beloit Corp. (Electrical Equipment)	314	18,680
Republic Services, Inc. - Class A (Commercial Services & Supplies)	1,630	82,234
Robert Half International, Inc. (Professional Services)	908	34,377
Rockwell Automation, Inc. (Electrical Equipment)	903	110,473
Rockwell Collins, Inc. (Aerospace & Defense)	907	76,496
Roper Technologies, Inc. (Industrial Conglomerates)	710	129,554
Ryder System, Inc. (Road & Rail)	374	24,665
Sabre Corp. (IT Services)	1,442	40,636

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sealed Air Corp. (Containers & Packaging)	1,373	$62,911
Sensata Technologies Holding N.V.* (Electrical Equipment)	1,195	46,342
Silgan Holdings, Inc. (Containers & Packaging)	290	14,671
Sonoco Products Co. (Containers & Packaging)	703	37,139
Spirit AeroSystems Holdings, Inc.* - Class A (Aerospace & Defense)	901	40,131
Stericycle, Inc.* (Commercial Services & Supplies)	591	47,363
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	2,485	159,983
Teledyne Technologies, Inc.* (Aerospace & Defense)	245	26,443
Terex Corp. (Machinery)	760	19,312
Tetra Tech, Inc. (Commercial Services & Supplies)	402	14,259
Textron, Inc. (Aerospace & Defense)	1,886	74,969
The Advisory Board Co.* (Professional Services)	284	12,706
The Boeing Co. (Aerospace & Defense)	4,056	534,337
The Sherwin-Williams Co. (Chemicals)	558	154,376
The Timken Co. (Machinery)	491	17,254
The Toro Co. (Machinery)	767	35,926
The Valspar Corp. (Chemicals)	508	53,884
Total System Services, Inc. (IT Services)	1,158	54,600
TransDigm Group, Inc.* (Aerospace & Defense)	351	101,481
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,740	49,694
Trinity Industries, Inc. (Machinery)	1,068	25,824
Triumph Group, Inc. (Aerospace & Defense)	347	9,674
Union Pacific Corp. (Road & Rail)	5,821	567,722
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	4,834	528,645
United Rentals, Inc.* (Trading Companies & Distributors)	599	47,016
United Technologies Corp. (Aerospace & Defense)	5,439	552,602
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	313	17,375
USG Corp.* (Building Products)	636	16,441
Valmont Industries, Inc. (Construction & Engineering)	156	20,993
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	776	12,214
Verisk Analytics, Inc.* - Class A (Professional Services)	1,101	89,489
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	940	13,245
Vulcan Materials Co. (Construction Materials)	928	105,542
W.W. Grainger, Inc. (Trading Companies & Distributors)	389	87,462
Wabtec Corp. (Machinery)	633	51,684
Waste Management, Inc. (Commercial Services & Supplies)	2,845	181,397
Watsco, Inc. (Trading Companies & Distributors)	177	24,939
WESCO International, Inc.* (Trading Companies & Distributors)	297	18,263
WestRock Co. (Containers & Packaging)	1,756	85,130
WEX, Inc.* (IT Services)	271	29,292
Woodward, Inc. (Machinery)	387	24,180
Xerox Corp. (IT Services)	5,953	60,304
XPO Logistics, Inc.* (Air Freight & Logistics)	559	20,499
Xylem, Inc. (Machinery)	1,252	65,667
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	370	25,756
TOTAL COMMON STOCKS (Cost $11,730,141)		18,446,407

	Principal Amount	Value
Repurchase Agreements(a)(0.3%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $55,002	$55,000	$55,000
TOTAL REPURCHASE AGREEMENTS (Cost $55,000)		55,000

TOTAL INVESTMENT SECURITIES (Cost $11,785,141) - 100.0%		18,501,407
Net other assets (liabilities) - NM		5,290

NET ASSETS - 100.0%		$18,506,697

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

ProFund VP Industrials invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Aerospace & Defense	$3,062,113	16.5%
Air Freight & Logistics	992,130	5.4%
Building Products	356,336	1.9%
Chemicals	208,260	1.1%
Commercial Services & Supplies	482,443	2.6%
Construction & Engineering	237,365	1.3%
Construction Materials	211,015	1.1%
Containers & Packaging	752,674	4.1%
Electrical Equipment	865,792	4.7%
Electronic Equipment, Instruments & Components	732,532	4.0%
Industrial Conglomerates	3,395,630	18.4%
Internet Software & Services	209,221	1.1%
IT Services	2,377,915	12.8%
Life Sciences Tools & Services	226,707	1.2%
Machinery	2,310,087	12.5%
Marine	23,434	0.1%
Multi-Utilities	34,675	0.2%
Paper & Forest Products	18,661	0.1%
Professional Services	309,006	1.7%
Road & Rail	1,194,923	6.5%
Trading Companies & Distributors	402,037	2.2%
Transportation Infrastructure	43,451	0.2%
Other**	60,290	0.3%
Total	$18,506,697	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Internet ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
2U, Inc.* (Internet Software & Services)	4,028	$154,232
8x8, Inc.* (Software)	9,617	148,390
Akamai Technologies, Inc.* (Internet Software & Services)	6,120	324,299
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	13,727	180,785
Alphabet, Inc.* - Class A (Internet Software & Services)	898	722,046
Alphabet, Inc.* - Class C (Internet Software & Services)	900	699,561
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,820	1,523,904
Arista Networks, Inc.* (Communications Equipment)	2,543	216,358
Blucora, Inc.* (Internet Software & Services)	7,242	81,110
Box, Inc.* - Class A (Internet Software & Services)	7,584	119,524
Citrix Systems, Inc.* (Software)	4,468	380,763
Cornerstone OnDemand, Inc.* (Internet Software & Services)	3,776	173,507
E*TRADE Financial Corp.* (Capital Markets)	11,180	325,562
EarthLink Holdings Corp. (Internet Software & Services)	15,383	95,375
eBay, Inc.* (Internet Software & Services)	18,149	597,102
Ebix, Inc. (Software)	2,134	121,318
Endurance International Group Holdings, Inc.* (Internet Software & Services)	10,957	95,874
Expedia, Inc. (Internet & Direct Marketing Retail)	3,442	401,750
Facebook, Inc.* - Class A (Internet Software & Services)	10,893	1,397,245
GoDaddy, Inc.* (Internet Software & Services)	4,493	155,143
Groupon, Inc.* (Internet & Direct Marketing Retail)	31,697	163,240
IAC/InterActiveCorp (Internet Software & Services)	3,939	246,069
j2 Global, Inc. (Internet Software & Services)	2,973	198,032
Juniper Networks, Inc. (Communications Equipment)	13,811	332,293
LinkedIn Corp.* - Class A (Internet Software & Services)	2,561	489,458
Netflix, Inc.* (Internet & Direct Marketing Retail)	6,568	647,276
NETGEAR, Inc.* (Communications Equipment)	2,788	168,646
Pandora Media, Inc.* (Internet Software & Services)	14,183	203,242
PayPal Holdings, Inc.* (IT Services)	17,026	697,555
Rackspace Hosting, Inc.* (Internet Software & Services)	6,609	209,439
Salesforce.com, Inc.* (Software)	9,197	656,022
Sonus Networks, Inc.* (Communications Equipment)	9,429	73,358
TD Ameritrade Holding Corp. (Capital Markets)	9,423	332,066
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	4,683	295,872
TrueCar, Inc.* (Internet Software & Services)	9,481	89,501
Twitter, Inc.* (Internet Software & Services)	18,419	424,558
Veeva Systems, Inc.* - Class A (Health Care Technology)	5,469	225,760
VeriSign, Inc.* (Internet Software & Services)	3,790	296,530
Vonage Holdings Corp.* (Diversified Telecommunication Services)	21,642	143,054
Web.com Group, Inc.* (Internet Software & Services)	6,413	110,753
Yahoo!, Inc.* (Internet Software & Services)	14,100	607,710
TOTAL COMMON STOCKS (Cost $7,282,190)		14,524,282

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $19,001	$19,000	$19,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,000)		19,000

TOTAL INVESTMENT SECURITIES (Cost $7,301,190) - 100.3%		14,543,282
Net other assets (liabilities) - (0.3)%		(40,360)

NET ASSETS - 100.0%		$14,502,922

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Internet invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Capital Markets	$657,628	4.5%
Communications Equipment	790,655	5.5%
Diversified Telecommunication Services	143,054	1.0%
Health Care Technology	406,545	2.8%
Internet & Direct Marketing Retail	3,032,042	20.9%
Internet Software & Services	7,490,310	51.7%
IT Services	697,555	4.8%
Software	1,306,493	9.0%
Other**	(21,360)	(0.2)%
Total	$14,502,922	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Oil & Gas ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	18,195	$1,152,835
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	4,711	126,961
Apache Corp. (Oil, Gas & Consumable Fuels)	12,651	808,019
Baker Hughes, Inc. (Energy Equipment & Services)	14,266	720,005
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	15,508	400,106
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,843	74,863
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,858	342,609
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	21,761	136,441
Chevron Corp. (Oil, Gas & Consumable Fuels)	62,900	6,473,668
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	3,167	425,550
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	4,738	650,764
ConocoPhillips (Oil, Gas & Consumable Fuels)	41,295	1,795,094
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,873	149,281
Core Laboratories N.V. (Energy Equipment & Services)	1,471	165,237
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	17,457	770,028
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	2,150	37,862
Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,603	251,294
Dril-Quip, Inc.* (Energy Equipment & Services)	1,252	69,786
Energen Corp. (Oil, Gas & Consumable Fuels)	3,236	186,782
Ensco PLCADR - Class A (Energy Equipment & Services)	10,049	85,417
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	18,359	1,775,499
EQT Corp. (Oil, Gas & Consumable Fuels)	5,761	418,364
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	138,255	12,066,896
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,559	101,055
FMC Technologies, Inc.* (Energy Equipment & Services)	7,523	223,207
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	4,180	118,085
Halliburton Co. (Energy Equipment & Services)	28,710	1,288,505
Helmerich & Payne, Inc. (Energy Equipment & Services)	3,604	242,549
Hess Corp. (Oil, Gas & Consumable Fuels)	8,975	481,240
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	5,885	144,183
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	64,009	1,480,528
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	28,248	446,601
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	17,630	715,602
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	5,397	164,069
Nabors Industries, Ltd. (Energy Equipment & Services)	9,449	114,900
National Oilwell Varco, Inc. (Energy Equipment & Services)	12,590	462,557
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	6,622	287,792
Noble Corp. PLC (Energy Equipment & Services)	8,109	51,411
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	14,325	511,976
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	6,017	69,015
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	25,471	1,857,345
Oceaneering International, Inc. (Energy Equipment & Services)	3,269	89,930
OGE Energy Corp. (Electric Utilities)	6,658	210,526
Oil States International, Inc.* (Energy Equipment & Services)	1,712	54,048
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	7,017	360,604
Parsley Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	4,910	164,534
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,925	110,172
PBF Energy, Inc. (Oil, Gas & Consumable Fuels)	3,261	73,829
Phillips 66 (Oil, Gas & Consumable Fuels)	14,817	1,193,509
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	5,655	1,049,851
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	7,990	156,045
Range Resources Corp. (Oil, Gas & Consumable Fuels)	6,269	242,924
Rice Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,125	107,704
Rowan Cos. PLC - Class A (Energy Equipment & Services)	4,182	63,399
Schlumberger, Ltd. (Energy Equipment & Services)	46,367	3,646,301
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	1,895	67,007
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,897	111,766
SolarCity Corp.* (Electrical Equipment)	2,341	45,790
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	16,452	227,696
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	23,375	999,281
Superior Energy Services, Inc. (Energy Equipment & Services)	5,059	90,556
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	5,556	272,855
Tesoro Corp. (Oil, Gas & Consumable Fuels)	3,960	315,058

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	22,773	$699,814
Transocean, Ltd.* (Energy Equipment & Services)	11,452	122,078
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	2,114	98,428
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	15,382	815,246
Weatherford International PLC* (Energy Equipment & Services)	29,879	167,920
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	2,639	69,828
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	9,181	80,242
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,350	108,711
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	11,481	151,434
TOTAL COMMON STOCKS (Cost $23,484,039)		49,811,067

	Principal Amount	Value
Repurchase Agreements(a)(0.7%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $370,012	$370,000	$370,000
TOTAL REPURCHASE AGREEMENTS (Cost $370,000)		370,000

TOTAL INVESTMENT SECURITIES (Cost $23,854,039) - 100.7%		50,181,067
Net other assets (liabilities) - (0.7)%		(365,298)

NET ASSETS - 100.0%		$49,815,769

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Oil & Gas invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Electric Utilities	$210,526	0.4%
Electrical Equipment	45,790	0.1%
Energy Equipment & Services	7,904,268	15.9%
Oil, Gas & Consumable Fuels	41,549,428	83.4%
Semiconductors & Semiconductor Equipment	101,055	0.2%
Other**	4,702	NM
Total	$49,815,769	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Pharmaceuticals ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (55.9%)
Akorn, Inc.* (Pharmaceuticals)	1,001	$27,287
Allergan PLC* (Pharmaceuticals)	4,628	1,065,875
Bristol-Myers Squibb Co. (Pharmaceuticals)	19,586	1,056,077
Catalent, Inc.* (Pharmaceuticals)	1,486	38,398
Eli Lilly & Co. (Pharmaceuticals)	11,419	916,489
Endo International PLC* (Pharmaceuticals)	2,368	47,715
Horizon Pharma PLC* (Pharmaceuticals)	1,866	33,831
Impax Laboratories, Inc.* (Pharmaceuticals)	890	21,093
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	704	85,522
Johnson & Johnson (Pharmaceuticals)	32,025	3,783,113
Mallinckrodt PLC* (Pharmaceuticals)	1,222	85,271
Merck & Co., Inc. (Pharmaceuticals)	32,357	2,019,400
Mylan N.V.* (Pharmaceuticals)	5,407	206,115
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	404	13,825
Perrigo Co. PLC (Pharmaceuticals)	1,686	155,668
Pfizer, Inc. (Pharmaceuticals)	71,040	2,406,125
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	639	30,845
TESARO, Inc.* (Biotechnology)	407	40,798
The Medicines Co.* (Pharmaceuticals)	799	30,154
Zoetis, Inc. (Pharmaceuticals)	5,764	299,786
TOTAL COMMON STOCKS (Cost $6,128,094)		12,363,387

TOTAL INVESTMENT SECURITIES (Cost $6,128,094) - 55.9%		12,363,387
Net other assets (liabilities) - 44.1%		9,762,845

NET ASSETS - 100.0%		$22,126,232

*                           Non-income producing security

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	10/24/16	0.75%	$9,798,824	$(1,176)

^                            Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Pharmaceuticals invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Biotechnology	$40,798	0.2%
Pharmaceuticals	12,322,589	55.7%
Other**	9,762,845	44.1%
Total	$22,126,232	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Precious Metals ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(102.1%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $41,065,346	$41,064,000	$41,064,000
TOTAL REPURCHASE AGREEMENTS (Cost $41,064,000)		41,064,000

TOTAL INVESTMENT SECURITIES (Cost $41,064,000) - 102.1%		41,064,000
Net other assets (liabilities) - (2.1)%		(845,783)

NET ASSETS - 100.0%		$40,218,217

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $8,693,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	10/24/16	0.95%	$19,368,383	$(392,269)
Dow Jones Precious Metals Index	UBS AG	10/24/16	1.20%	20,767,263	(453,084)
				$40,135,646	$(845,353)

^                            Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Real Estate ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.5%)
Acadia Realty Trust (Real Estate Investment Trusts)	1,650	$59,796
Alexander & Baldwin, Inc. (Real Estate Management & Development)	955	36,691
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	1,613	175,446
American Campus Communities, Inc. (Real Estate Investment Trusts)	2,702	137,451
American Capital Agency Corp. (Real Estate Investment Trusts)	6,854	133,928
American Homes 4 Rent - Class A (Real Estate Investment Trusts)	4,491	97,185
American Tower Corp. (Real Estate Investment Trusts)	8,808	998,211
Annaly Capital Management, Inc. (Real Estate Investment Trusts)	21,085	221,394
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	3,243	148,886
Apple Hospitality REIT, Inc. (Real Estate Investment Trusts)	3,238	59,935
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	2,844	505,777
Blackstone Mortgage Trust, Inc. - Class A (Real Estate Investment Trusts)	1,943	57,221
Boston Properties, Inc. (Real Estate Investment Trusts)	3,180	433,402
Brandywine Realty Trust (Real Estate Investment Trusts)	3,625	56,623
Brixmor Property Group, Inc. (Real Estate Investment Trusts)	5,360	148,954
Camden Property Trust (Real Estate Investment Trusts)	1,811	151,653
Care Capital Properties, Inc. (Real Estate Investment Trusts)	1,738	49,533
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	3,537	42,939
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	6,184	173,027
Chimera Investment Corp. (Real Estate Investment Trusts)	3,691	58,871
Colony Capital, Inc. - Class A (Real Estate Investment Trusts)	2,357	42,968
Columbia Property Trust, Inc. (Real Estate Investment Trusts)	2,557	57,251
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	2,813	88,356
CoreSite Realty Corp. (Real Estate Investment Trusts)	702	51,976
Corporate Office Properties Trust (Real Estate Investment Trusts)	1,961	55,594
Corrections Corp. of America (Real Estate Investment Trusts)	2,433	33,746
Cousins Properties, Inc. (Real Estate Investment Trusts)	4,350	45,414
Crown Castle International Corp. (Real Estate Investment Trusts)	6,990	658,528
CubeSmart (Real Estate Investment Trusts)	3,713	101,216
CyrusOne, Inc. (Real Estate Investment Trusts)	1,539	73,210
CYS Investments, Inc. (Real Estate Investment Trusts)	3,134	27,328
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	1,867	90,643
DDR Corp. (Real Estate Investment Trusts)	6,362	110,890
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	4,158	37,838
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	3,041	295,342
Douglas Emmett, Inc. (Real Estate Investment Trusts)	2,970	108,791
Duke Realty Corp. (Real Estate Investment Trusts)	7,261	198,443
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	1,564	64,515
EastGroup Properties, Inc. (Real Estate Investment Trusts)	681	50,094
Education Realty Trust, Inc. (Real Estate Investment Trusts)	1,513	65,271
EPR Properties (Real Estate Investment Trusts)	1,318	103,779
Equinix, Inc. (Real Estate Investment Trusts)	1,473	530,648
Equity Commonwealth* (Real Estate Investment Trusts)	2,600	78,564
Equity LifeStyle Properties, Inc. (Real Estate Investment Trusts)	1,661	128,196
Equity One, Inc. (Real Estate Investment Trusts)	1,905	58,312
Equity Residential (Real Estate Investment Trusts)	7,568	486,849
Essex Property Trust, Inc. (Real Estate Investment Trusts)	1,356	301,981
Extra Space Storage, Inc. (Real Estate Investment Trusts)	2,604	206,784
Federal Realty Investment Trust (Real Estate Investment Trusts)	1,469	226,123
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	2,419	68,264
Forest City Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	4,479	103,599
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	1,239	26,428
Gaming & Leisure Properties, Inc. (Real Estate Investment Trusts)	3,991	133,499
General Growth Properties, Inc. (Real Estate Investment Trusts)	12,088	333,629
Gramercy Property Trust, Inc. (Real Estate Investment Trusts)	8,734	84,196
HCP, Inc. (Real Estate Investment Trusts)	9,680	367,356
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	2,399	81,710
Healthcare Trust of America, Inc. - Class A (Real Estate Investment Trusts)	2,857	93,195
Highwoods Properties, Inc. (Real Estate Investment Trusts)	2,042	106,429

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hospitality Properties Trust (Real Estate Investment Trusts)	3,400	$101,048
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	15,371	239,326
Hudson Pacific Properties, Inc. (Real Estate Investment Trusts)	2,200	72,314
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	2,309	35,166
Iron Mountain, Inc. (Real Estate Investment Trusts)	5,067	190,165
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	934	106,280
Kilroy Realty Corp. (Real Estate Investment Trusts)	1,908	132,320
Kimco Realty Corp. (Real Estate Investment Trusts)	8,698	251,807
Kite Realty Group Trust (Real Estate Investment Trusts)	1,726	47,845
Lamar Advertising Co. - Class A (Real Estate Investment Trusts)	1,715	112,007
LaSalle Hotel Properties (Real Estate Investment Trusts)	2,342	55,904
Lexington Realty Trust (Real Estate Investment Trusts)	4,417	45,495
Liberty Property Trust (Real Estate Investment Trusts)	3,039	122,624
Life Storage, Inc. (Real Estate Investment Trusts)	962	85,560
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	1,857	50,548
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	5,033	74,337
MFA Financial, Inc. (Real Estate Investment Trusts)	7,684	57,476
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	1,564	147,000
National Health Investors, Inc. (Real Estate Investment Trusts)	812	63,726
National Retail Properties, Inc. (Real Estate Investment Trusts)	3,044	154,787
New Residential Investment Corp. (Real Estate Investment Trusts)	5,186	71,619
NorthStar Realty Finance Corp. (Real Estate Investment Trusts)	3,742	49,282
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	4,004	141,942
Outfront Media, Inc. (Real Estate Investment Trusts)	2,857	67,568
Paramount Group, Inc. (Real Estate Investment Trusts)	3,590	58,840
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	1,493	39,714
Physicians Realty Trust (Real Estate Investment Trusts)	2,786	60,010
Piedmont Office Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	3,005	65,419
Post Properties, Inc. (Real Estate Investment Trusts)	1,106	73,140
Potlatch Corp. (Real Estate Investment Trusts)	839	32,629
Prologis, Inc. (Real Estate Investment Trusts)	10,908	584,014
Public Storage (Real Estate Investment Trusts)	3,087	688,833
Rayonier, Inc. (Real Estate Investment Trusts)	2,544	67,518
Realogy Holdings Corp. (Real Estate Management & Development)	3,002	77,632
Realty Income Corp. (Real Estate Investment Trusts)	5,353	358,276
Regency Centers Corp. (Real Estate Investment Trusts)	2,165	167,766
Retail Properties of America, Inc. (Real Estate Investment Trusts)	4,916	82,589
RLJ Lodging Trust (Real Estate Investment Trusts)	2,574	54,131
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	1,055	50,809
Senior Housing Properties Trust (Real Estate Investment Trusts)	4,918	111,688
Simon Property Group, Inc. (Real Estate Investment Trusts)	6,506	1,346,808
SL Green Realty Corp. (Real Estate Investment Trusts)	2,077	224,524
Spirit Realty Capital, Inc. (Real Estate Investment Trusts)	9,931	132,380
Starwood Property Trust, Inc. (Real Estate Investment Trusts)	4,929	111,001
STORE Capital Corp. (Real Estate Investment Trusts)	3,172	93,479
Sun Communities, Inc. (Real Estate Investment Trusts)	1,295	101,632
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	4,484	57,350
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	1,990	77,530
Taubman Centers, Inc. (Real Estate Investment Trusts)	1,250	93,013
The GEO Group, Inc. (Real Estate Investment Trusts)	1,552	36,907
The Howard Hughes Corp.* (Real Estate Management & Development)	741	84,845
The Macerich Co. (Real Estate Investment Trusts)	2,499	202,094
The St Joe Co.* (Real Estate Management & Development)	1,539	28,287
Two Harbors Investment Corp. (Real Estate Investment Trusts)	7,197	61,390
UDR, Inc. (Real Estate Investment Trusts)	5,528	198,953
Urban Edge Properties (Real Estate Investment Trusts)	1,894	53,297
Ventas, Inc. (Real Estate Investment Trusts)	7,273	513,692
VEREIT, Inc. (Real Estate Investment Trusts)	19,982	207,213
Vornado Realty Trust (Real Estate Investment Trusts)	3,558	360,105
Washington Prime Group, Inc. (Real Estate Investment Trusts)	3,836	47,490
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	1,525	47,458
Weingarten Realty Investors (Real Estate Investment Trusts)	2,434	94,877
Welltower, Inc. (Real Estate Investment Trusts)	7,410	554,046
Weyerhaeuser Co. (Real Estate Investment Trusts)	15,501	495,102
WP Carey, Inc. (Real Estate Investment Trusts)	2,190	141,321
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	2,228	33,821
TOTAL COMMON STOCKS (Cost $9,664,438)		19,971,647

TOTAL INVESTMENT SECURITIES (Cost $9,664,438) - 100.5%		19,971,647
Net other assets (liabilities) - (0.5)%		(101,234)

NET ASSETS - 100.0%		$19,870,413

*                                         Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Real Estate invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Real Estate Investment Trusts	$19,464,885	97.9%
Real Estate Management & Development	506,762	2.6%
Other**	(101,234)	(0.5)%
Total	$19,870,413	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Semiconductor ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (75.7%)
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	7,144	$49,365
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,980	192,061
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	10,536	317,660
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	3,844	663,167
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	641	37,306
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	607	32,262
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	975	25,077
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	3,136	38,134
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,321	30,515
Intel Corp. (Semiconductors & Semiconductor Equipment)	46,087	1,739,785
InterDigital, Inc. (Communications Equipment)	321	25,423
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,533	106,865
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,547	146,516
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	2,347	139,154
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	4,334	57,512
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,785	111,205
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,104	130,743
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	10,121	179,951
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,115	46,808
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,223	357,880
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	4,037	49,736
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	1,248	69,564
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	14,348	982,838
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	642	17,803
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	404	23,755
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,822	138,727
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	327	19,156
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,957	42,232
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	9,756	684,676
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,469	134,165
TOTAL COMMON STOCKS (Cost $4,902,474)		6,590,041

	Principal Amount	Value
Repurchase Agreements(a)(0.5%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $43,001	$43,000	$43,000
TOTAL REPURCHASE AGREEMENTS (Cost $43,000)		43,000

TOTAL INVESTMENT SECURITIES (Cost $4,945,474) - 76.2%		6,633,041
Net other assets (liabilities) - 23.8%		2,072,721

NET ASSETS - 100.0%		$8,705,762

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	10/24/16	0.95%	$2,099,748	$(252)

^                            Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Semiconductor invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Communications Equipment	$25,423	0.3%
Semiconductors & Semiconductor Equipment	6,564,618	75.4%
Other**	2,115,721	24.3%
Total	$8,705,762	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Technology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.3%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	679	$12,188
ACI Worldwide, Inc.* (Software)	751	14,554
Adobe Systems, Inc.* (Software)	3,182	345,373
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,688	32,394
Akamai Technologies, Inc.* (Internet Software & Services)	1,117	59,190
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,191	15,685
Alphabet, Inc.* - Class A (Internet Software & Services)	1,880	1,511,633
Alphabet, Inc.* - Class C (Internet Software & Services)	1,884	1,464,414
Amdocs, Ltd. (IT Services)	958	55,420
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,965	126,644
ANSYS, Inc.* (Software)	557	51,584
Apple, Inc. (Technology Hardware, Storage & Peripherals)	34,391	3,887,902
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,898	207,975
Arista Networks, Inc.* (Communications Equipment)	262	22,291
ARRIS International PLC* (Communications Equipment)	1,217	34,478
Aspen Technology, Inc.* (Software)	524	24,518
athenahealth, Inc.* (Health Care Technology)	252	31,782
Autodesk, Inc.* (Software)	1,245	90,051
Blackbaud, Inc. (Software)	303	20,101
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,522	435,095
Brocade Communications Systems, Inc. (Communications Equipment)	2,561	23,638
CA, Inc. (Software)	2,007	66,392
CACI International, Inc.* - Class A (IT Services)	158	15,942
Cadence Design Systems, Inc.* (Software)	1,864	47,588
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	416	24,211
CDK Global, Inc. (Software)	957	54,894
CDW Corp. (Electronic Equipment, Instruments & Components)	1,039	47,513
Cerner Corp.* (Health Care Technology)	1,916	118,314
Ciena Corp.* (Communications Equipment)	882	19,228
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	397	21,101
Cisco Systems, Inc. (Communications Equipment)	32,100	1,018,211
Citrix Systems, Inc.* (Software)	992	84,538
Cognizant Technology Solutions Corp.* (IT Services)	3,874	184,829
CommScope Holding Co., Inc.* (Communications Equipment)	1,081	32,549
CommVault Systems, Inc.* (Software)	264	14,026
Computer Sciences Corp. (IT Services)	896	46,780
Corning, Inc. (Electronic Equipment, Instruments & Components)	6,617	156,492
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	643	16,538
CSRA, Inc. (IT Services)	929	24,990
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,051	24,940
Dell Technologies, Inc.* - Class V (Software)	1,425	68,115
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	482	11,949
DST Systems, Inc. (IT Services)	210	24,763
Dycom Industries, Inc.* (Construction & Engineering)	203	16,601
eBay, Inc.* (Internet Software & Services)	6,699	220,397
EchoStar Corp.* (Communications Equipment)	295	12,930
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	298	14,578
Ellie Mae, Inc.* (Software)	215	22,640
EPAM Systems, Inc.* (IT Services)	286	19,823
F5 Networks, Inc.* (Communications Equipment)	420	52,349
Facebook, Inc.* - Class A (Internet Software & Services)	14,829	1,902,115
Fair Isaac Corp. (Software)	199	24,793
Finisar Corp.* (Communications Equipment)	701	20,890
FireEye, Inc.* (Software)	962	14,170
Fortinet, Inc.* (Software)	936	34,566
Garmin, Ltd. (Household Durables)	733	35,265
Gartner, Inc.* (IT Services)	529	46,790
GrubHub, Inc.* (Internet Software & Services)	545	23,430
Guidewire Software, Inc.* (Software)	466	27,951
Harris Corp. (Communications Equipment)	795	72,830
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	10,609	241,355
HP, Inc. (Technology Hardware, Storage & Peripherals)	10,922	169,619
IAC/InterActiveCorp (Internet Software & Services)	473	29,548
Ingram Micro, Inc. - Class A (Electronic Equipment, Instruments & Components)	954	34,020
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	858	19,820
Intel Corp. (Semiconductors & Semiconductor Equipment)	30,195	1,139,860
InterDigital, Inc. (Communications Equipment)	220	17,424
International Business Machines Corp. (IT Services)	5,554	882,253
Intuit, Inc. (Software)	1,563	171,946
j2 Global, Inc. (Internet Software & Services)	306	20,383
Juniper Networks, Inc. (Communications Equipment)	2,443	58,779

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	994	$69,292
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,020	96,604
Leidos Holdings, Inc. (IT Services)	907	39,255
Lexmark International, Inc. - Class A (Technology Hardware, Storage & Peripherals)	398	15,904
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	1,529	90,654
Lumentum Holdings, Inc.* (Communications Equipment)	348	14,536
Manhattan Associates, Inc.* (Software)	460	26,505
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	2,842	37,713
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,814	72,433
Medidata Solutions, Inc.* (Health Care Technology)	348	19,404
Mentor Graphics Corp. (Software)	688	18,191
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,376	85,505
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,626	117,810
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	720	30,226
Microsoft Corp. (Software)	49,739	2,864,965
Motorola Solutions, Inc. (Communications Equipment)	1,067	81,391
NCR Corp.* (Technology Hardware, Storage & Peripherals)	792	25,494
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,779	63,724
NetScout Systems, Inc.* (Communications Equipment)	587	17,170
NetSuite, Inc.* (Software)	242	26,787
Nuance Communications, Inc.* (Software)	1,587	23,012
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,412	233,790
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,653	32,685
Oracle Corp. (Software)	19,207	754,450
Palo Alto Networks, Inc.* (Communications Equipment)	572	91,136
Pandora Media, Inc.* (Internet Software & Services)	1,461	20,936
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,185	21,520
Plantronics, Inc. (Communications Equipment)	214	11,119
Proofpoint, Inc.* (Software)	269	20,135
PTC, Inc.* (Software)	731	32,391
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	818	45,595
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	9,403	644,106
Rackspace Hosting, Inc.* (Internet Software & Services)	681	21,581
Red Hat, Inc.* (Software)	1,157	93,520
Salesforce.com, Inc.* (Software)	4,111	293,238
Science Applications International Corp. (IT Services)	286	19,840
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,904	73,399
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	416	11,536
ServiceNow, Inc.* (Software)	1,053	83,345
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	266	15,641
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,197	91,140
Splunk, Inc.* (Software)	849	49,819
SS&C Technologies Holdings, Inc. (Software)	1,065	34,240
Symantec Corp. (Software)	3,928	98,593
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	224	13,122
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	188	21,453
Synopsys, Inc.* (Software)	965	57,273
Tableau Software, Inc.* - Class A (Software)	350	19,345
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	226	19,144
Teradata Corp.* (IT Services)	834	25,854
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,289	27,817
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,400	449,152
The Ultimate Software Group, Inc.* (Software)	187	38,221
Twitter, Inc.* (Internet Software & Services)	3,796	87,498
Tyler Technologies, Inc.* (Software)	213	36,472
Vantiv, Inc.* (IT Services)	997	56,101
Veeva Systems, Inc.* - Class A (Health Care Technology)	617	25,470
Verint Systems, Inc.* (Software)	395	14,864
VeriSign, Inc.* (Internet Software & Services)	593	46,396
ViaSat, Inc.* (Communications Equipment)	290	21,649
Viavi Solutions, Inc.* (Communications Equipment)	1,483	10,959
VMware, Inc.* - Class A (Software)	510	37,409
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,814	106,065
Workday, Inc.* (Software)	762	69,868
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,615	87,759
Yahoo!, Inc.* (Internet Software & Services)	5,591	240,972
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	618	18,361
Zillow Group, Inc.* - Class A (Internet Software & Services)	290	9,991
Zillow Group, Inc.* - Class C (Internet Software & Services)	669	23,181
TOTAL COMMON STOCKS (Cost $11,408,062)		24,132,664

TOTAL INVESTMENT SECURITIES (Cost $11,408,062) - 100.3%		24,132,664
Net other assets (liabilities) - (0.3)%		(64,232)

NET ASSETS - 100.0%		$24,068,432

*                           Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Technology invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Commercial Services & Supplies	$21,520	0.1%
Communications Equipment	1,633,557	6.8%
Construction & Engineering	16,601	0.1%
Diversified Telecommunication Services	18,361	0.1%
Electronic Equipment, Instruments & Components	278,622	1.2%
Health Care Technology	210,655	0.9%
Household Durables	35,265	0.1%
Internet Software & Services	5,681,665	23.6%
IT Services	1,442,640	6.0%
Semiconductors & Semiconductor Equipment	4,301,158	17.9%
Software	5,870,443	24.3%
Technology Hardware, Storage & Peripherals	4,622,177	19.2%
Other**	(64,232)	(0.3)%
Total	$24,068,432	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Telecommunications ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (50.9%)
AT&T, Inc. (Diversified Telecommunication Services)	109,337	$4,440,176
CenturyLink, Inc. (Diversified Telecommunication Services)	9,719	266,592
Frontier Communications Corp. (Diversified Telecommunication Services)	20,838	86,686
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	5,212	241,733
SBA Communications Corp.* - Class A (Diversified Telecommunication Services)	2,256	253,033
Sprint Corp.* (Wireless Telecommunication Services)	11,357	75,297
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,625	44,168
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,094	237,991
Verizon Communications, Inc. (Diversified Telecommunication Services)	72,430	3,764,911
TOTAL COMMON STOCKS (Cost $6,447,154)		9,410,587

	Principal Amount	Value
Repurchase Agreements(a)(0.7%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $134,004	$134,000	$134,000
TOTAL REPURCHASE AGREEMENTS (Cost $134,000)		134,000

TOTAL INVESTMENT SECURITIES (Cost $6,581,154) - 51.6%		9,544,587
Net other assets (liabilities) - 48.4%		8,944,557

NET ASSETS - 100.0%		$18,489,144

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	10/24/16	0.75%	$9,099,090	$(1,092)

^                            Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP Telecommunications invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Diversified Telecommunication Services	$9,053,131	49.0%
Wireless Telecommunication Services	357,456	1.9%
Other**	9,078,557	49.1%
Total	$18,489,144	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Utilities ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
ALLETE, Inc. (Electric Utilities)	3,493	$208,253
Alliant Energy Corp. (Electric Utilities)	16,077	615,910
Ameren Corp. (Multi-Utilities)	17,157	843,781
American Electric Power Co., Inc. (Electric Utilities)	34,771	2,232,646
American Water Works Co., Inc. (Water Utilities)	12,581	941,562
Aqua America, Inc. (Water Utilities)	12,541	382,250
Atmos Energy Corp. (Gas Utilities)	7,337	546,386
Avista Corp. (Multi-Utilities)	4,506	188,306
Black Hills Corp. (Multi-Utilities)	3,696	226,269
Calpine Corp.* (Independent Power & Renewable Electricity Producers)	25,392	320,955
CenterPoint Energy, Inc. (Multi-Utilities)	30,451	707,377
CMS Energy Corp. (Multi-Utilities)	19,730	828,857
Consolidated Edison, Inc. (Multi-Utilities)	21,518	1,620,305
Dominion Resources, Inc. (Multi-Utilities)	32,314	2,399,962
DTE Energy Co. (Multi-Utilities)	12,687	1,188,391
Duke Energy Corp. (Electric Utilities)	48,710	3,898,748
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	8,289	102,701
Edison International (Electric Utilities)	23,031	1,663,990
El Paso Electric Co. (Electric Utilities)	2,869	134,183
Entergy Corp. (Electric Utilities)	12,655	971,018
Eversource Energy (Electric Utilities)	22,425	1,214,987
Exelon Corp. (Electric Utilities)	65,255	2,172,339
FirstEnergy Corp. (Electric Utilities)	30,060	994,385
Great Plains Energy, Inc. (Electric Utilities)	10,947	298,744
Hawaiian Electric Industries, Inc. (Electric Utilities)	7,649	228,323
IDACORP, Inc. (Electric Utilities)	3,563	278,912
ITC Holdings Corp. (Electric Utilities)	10,840	503,843
National Fuel Gas Co. (Gas Utilities)	6,011	325,015
New Jersey Resources Corp. (Gas Utilities)	6,091	200,150
NextEra Energy, Inc. (Electric Utilities)	33,023	4,039,372
NiSource, Inc. (Multi-Utilities)	22,781	549,250
NorthWestern Corp. (Multi-Utilities)	3,419	196,695
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	22,292	249,893
ONE Gas, Inc. (Gas Utilities)	3,690	228,190
PG&E Corp. (Electric Utilities)	35,253	2,156,426
Piedmont Natural Gas Co., Inc. (Gas Utilities)	5,737	344,449
Pinnacle West Capital Corp. (Electric Utilities)	7,867	597,813
PNM Resources, Inc. (Electric Utilities)	5,631	184,246
Portland General Electric Co. (Electric Utilities)	6,282	267,550
PPL Corp. (Electric Utilities)	47,950	1,657,632
Public Service Enterprise Group, Inc. (Multi-Utilities)	35,776	1,497,941
SCANA Corp. (Multi-Utilities)	10,106	731,371
Sempra Energy (Multi-Utilities)	17,664	1,893,405
South Jersey Industries, Inc. (Gas Utilities)	5,618	166,012
Southwest Gas Corp. (Gas Utilities)	3,362	234,869
Spire, Inc. (Gas Utilities)	3,223	205,434
The AES Corp. (Independent Power & Renewable Electricity Producers)	46,602	598,836
The Southern Co. (Electric Utilities)	69,206	3,550,268
UGI Corp. (Gas Utilities)	12,247	554,055
Vectren Corp. (Multi-Utilities)	5,862	294,272
WEC Energy Group, Inc. (Multi-Utilities)	22,316	1,336,282
Westar Energy, Inc. (Electric Utilities)	10,024	568,862
WGL Holdings, Inc. (Gas Utilities)	3,609	226,284
Xcel Energy, Inc. (Electric Utilities)	35,917	1,477,625
TOTAL COMMON STOCKS (Cost $28,560,864)		50,045,580

TOTAL INVESTMENT SECURITIES (Cost $28,560,864) - 99.9%		50,045,580
Net other assets (liabilities) - 0.1%		49,000

NET ASSETS - 100.0%		$50,094,580

*                           Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Utilities invested in the following industries as of September 30, 2016:

	Value	% of Net Assets
Electric Utilities	$29,916,075	59.7%
Gas Utilities	3,030,844	6.1%
Independent Power & Renewable Electricity Producers	1,272,385	2.5%
Multi-Utilities	14,502,464	29.0%
Water Utilities	1,323,812	2.6%
Other**	49,000	0.1%
Total	$50,094,580	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP U.S. Government Plus ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (26.3%)
U.S. Treasury Bond, 2.25%, 8/15/46	$13,740,000	$13,539,267
TOTAL U.S. TREASURY OBLIGATION (Cost $13,718,594)		13,539,267

Repurchase Agreements(a)(b)(72.7%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $37,355,224	37,354,000	37,354,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,354,000)		37,354,000

TOTAL INVESTMENT SECURITIES (Cost $51,072,594) - 99.0%		50,893,267
Net other assets (liabilities) - 1.0%		502,790

NET ASSETS - 100.0%		$51,396,057

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $1,934,000.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.25% due on 8/15/46	Citibank North America	10/06/16	(0.40)%	$39,120,008	$(710,319)
30-Year U.S. Treasury Bond, 2.25% due on 8/15/46	Societe’ Generale	10/06/16	(1.11)%	11,430,531	(177,444)
				$50,550,539	$(887,763)

^                            Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Rising Rates Opportunity ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(125.6%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $10,952,359	$10,952,000	$10,952,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,952,000)		10,952,000

TOTAL INVESTMENT SECURITIES (Cost $10,952,000) - 125.6%		10,952,000
Net other assets (liabilities) - (25.6)%		(2,230,481)

NET ASSETS - 100.0%		$8,721,519

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2016, the aggregate amount held in a segregated account was $213,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.25% due on 8/15/46	Citibank North America	10/06/16	0.10%	$(4,138,641)	$71,022
30-Year U.S. Treasury Bond, 2.25% due on 8/15/46	Societe’ Generale	10/06/16	0.67%	(6,799,195)	107,750
				$(10,937,836)	$178,772

^                            Reflects the floating financing rate, as of September 30, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Falling U.S. Dollar ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(101.3%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $535,018	$535,000	$535,000
TOTAL REPURCHASE AGREEMENTS (Cost $535,000)		535,000

TOTAL INVESTMENT SECURITIES (Cost $535,000) - 101.3%		535,000
Net other assets (liabilities) - (1.3)%		(6,930)

NET ASSETS - 100.0%		$528,070

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of September 30, 2016, the aggregate amount held in a segregated account was $90,000.

See accompanying notes to schedules of portfolio investments.

At September 30, 2016, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	10/7/16	2,098	$2,784	$2,719	$65
Canadian dollar vs. U.S. dollar	10/7/16	1,759	1,352	1,341	11
Euro vs. U.S. dollar	10/7/16	11,451	12,874	12,866	8
Japanese yen vs. U.S. dollar	10/7/16	349,595	3,471	3,449	22
Swedish krona vs. U.S. dollar	10/7/16	5,080	598	593	5
Swiss franc vs. U.S. dollar	10/7/16	684	705	705	—
Total Short Contracts			$21,784	$21,673	$111
Long:
British pound vs. U.S. dollar	10/7/16	38,147	$51,073	$49,442	$(1,631)
Canadian dollar vs. U.S. dollar	10/7/16	45,738	35,515	34,869	(646)
Euro vs. U.S. dollar	10/7/16	187,404	211,073	210,562	(511)
Japanese yen vs. U.S. dollar	10/7/16	5,795,357	57,170	57,177	7
Swedish krona vs. U.S. dollar	10/7/16	51,612	6,124	6,020	(104)
Swiss franc vs. U.S. dollar	10/7/16	13,337	13,794	13,739	(55)
Total Long Contracts			$374,749	$371,809	$(2,940)

At September 30, 2016, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	10/7/16	12,310	$16,478	$15,955	$(523)
Canadian dollar vs. U.S. dollar	10/7/16	19,110	14,840	14,568	(272)
Euro vs. U.S. dollar	10/7/16	95,715	107,831	107,543	(288)
Japanese yen vs. U.S. dollar	10/7/16	1,793,277	17,696	17,692	(4)
Swedish krona vs. U.S. dollar	10/7/16	143,855	17,068	16,781	(287)
Swiss franc vs. U.S. dollar	10/7/16	5,836	6,035	6,012	(23)
Total Long Contracts			$179,948	$178,551	$(1,397)

See accompanying notes to schedules of portfolio investments.

September 30, 2016 :: ProFund VP Government Money Market ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (15.0%)
U.S. Treasury Bills
0.52%+, 7/20/17	$18,800,000	$18,720,800
0.60%+, 9/14/17	12,500,000	12,427,193
TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,147,993)		31,147,993

Repurchase Agreements(a)(89.6%)
Repurchase Agreements with various counterparties, rates 0.35%-0.42%, dated 9/30/16, due 10/3/16, total to be received $185,601,082	185,595,000	185,595,000
TOTAL REPURCHASE AGREEMENTS (Cost $185,595,000)		185,595,000

TOTAL INVESTMENT SECURITIES (Cost $216,742,993) — 104.6%		216,742,993
Net other assets (liabilities) - (4.6)%		(9,469,848)

NET ASSETS - 100.0%		$207,273,145

+                           Reflects the effective yield or interest rate in effect at September 30, 2016.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

: : Notes to Schedules of Portfolio Investments : : September 30, 2016 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying Schedules of Portfolio Investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Government Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

As of September 30, 2016, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

	Deutsche Bank Securities, Inc.,	HSBC Securities (USA), Inc.,	RBC Capital Markets, LLC,	Societe’ Generale,	UMB Bank N.A.,
	0.42%	0.37%	0.35%	0.42%	0.40%
Fund	dated 9/30/16,	dated 9/30/16,	dated 9/30/16,	dated 9/30/16,	dated 9/30/16,
Name	due 10/3/16(1)	due 10/3/16(2)	due 10/3/16(3)	due 10/3/16(4)	due 10/3/16(5)
ProFund VP Bull	$1,654,000	$12,135,000	$2,206,000	$11,031,000	$5,497,000
ProFund VP Mid-Cap	1,066,000	7,827,000	1,422,000	7,116,000	3,549,000
ProFund VP Small-Cap	568,000	4,176,000	758,000	3,796,000	1,899,000
ProFund VP Dow 30	14,000	107,000	18,000	97,000	55,000
ProFund VP NASDAQ-100	1,045,000	7,674,000	1,394,000	6,977,000	3,480,000
ProFund VP Large-Cap Growth	1,000	10,000	1,000	9,000	8,000
ProFund VP Mid-Cap Growth	—	4,000	—	4,000	5,000
ProFund VP Small-Cap Value	3,000	29,000	5,000	26,000	15,000
ProFund VP Small-Cap Growth	4,000	33,000	6,000	30,000	17,000
ProFund VP Asia 30	8,000	61,000	11,000	55,000	29,000
ProFund VP International	368,000	2,710,000	492,000	2,465,000	1,235,000
ProFund VP Emerging Markets	194,000	1,433,000	259,000	1,302,000	654,000
ProFund VP Japan	442,000	3,244,000	589,000	2,949,000	1,471,000
ProFund VP UltraBull	131,000	970,000	175,000	882,000	447,000
ProFund VP UltraMid-Cap	180,000	1,332,000	240,000	1,211,000	611,000
ProFund VP UltraSmall-Cap	558,000	4,104,000	744,000	3,729,000	1,866,000
ProFund VP UltraNASDAQ-100	655,000	4,817,000	873,000	4,379,000	2,190,000
ProFund VP Bear	453,000	3,334,000	605,000	3,031,000	1,518,000

September 30, 2016 (unaudited) : : Notes to Schedules of Portfolio Investments : :

	Deutsche Bank Securities, Inc.,	HSBC Securities (USA), Inc.,	RBC Capital Markets, LLC,	Societe’ Generale,	UMB Bank N.A.,
	0.42%	0.37%	0.35%	0.42%	0.40%
Fund	dated 9/30/16,	dated 9/30/16,	dated 9/30/16,	dated 9/30/16,	dated 9/30/16,
Name	due 10/3/16(1)	due 10/3/16(2)	due 10/3/16(3)	due 10/3/16(4)	due 10/3/16(5)
ProFund VP Short Mid-Cap	$34,000	$257,000	$46,000	$234,000	$123,000
ProFund VP Short Small-Cap	132,000	976,000	177,000	888,000	448,000
ProFund VP Short Dow 30	—	8,000	—	7,000	9,000
ProFund VP Short NASDAQ-100	216,000	1,594,000	288,000	1,450,000	733,000
ProFund VP Short International	80,000	598,000	108,000	544,000	277,000
ProFund VP Short Emerging Markets	71,000	525,000	94,000	476,000	242,000
ProFund VP UltraShort Dow 30	—	7,000	—	7,000	10,000
ProFund VP UltraShort NASDAQ-100	47,000	353,000	62,000	320,000	168,000
ProFund VP Banks	2,000	19,000	3,000	17,000	10,000
ProFund VP Consumer Services	1,000	8,000	1,000	7,000	5,000
ProFund VP Financials	11,000	81,000	14,000	73,000	39,000
ProFund VP Health Care	16,000	119,000	21,000	108,000	56,000
ProFund VP Industrials	2,000	20,000	3,000	18,000	12,000
ProFund VP Internet	—	7,000	1,000	6,000	5,000
ProFund VP Oil & Gas	18,000	138,000	25,000	125,000	64,000
ProFund VP Precious Metals	2,088,000	15,322,000	2,784,000	13,928,000	6,942,000
ProFund VP Semiconductor	2,000	16,000	2,000	14,000	9,000
ProFund VP Telecommunications	6,000	50,000	9,000	45,000	24,000
ProFund VP U.S. Government Plus	1,900,000	13,936,000	2,533,000	12,670,000	6,315,000
ProFund VP Rising Rates Opportunity	556,000	4,086,000	741,000	3,713,000	1,856,000
ProFund VP Falling U.S. Dollar	26,000	198,000	35,000	179,000	97,000
ProFund VP Government Money Market	9,443,000	69,253,000	12,591,000	62,957,000	31,351,000
	$21,995,000	$161,571,000	$29,336,000	$146,875,000	$73,341,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of September 30, 2016 as follows:

(1)                   U.S. Treasury Notes, 3.625%, due 2/15/20, total value $22,439,661.

(2)                   U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), effective yield or interest rate in effect at September 30, 2016, 1.78% to 2.331%, due 11/15/27 to 2/15/43, which had an aggregate value of $164,806,035.

(3)                   U.S. Treasury Inflation-Protected Securities (“TIPS”), 0.625%, due 7/15/21, total value $29,928,220.

(4)                   U.S. Treasury Notes, 1.25% to 1.625%, due 1/31/20 to 6/30/20, which had an aggregate value of $149,817,066.

(5)                   U.S. Treasury Notes, 0.50% to 3.25%, due 10/31/16 to 6/30/21, Federal Farm Credit Banks, 4.875%, due 1/17/17, Federal Home Loan Banks, 1.625%, due 12/9/16, Federal National Mortgage Association, 1.375%, due 11/15/16, which had an aggregate value of $74,822,305.

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the quarter ended September 30, 2016, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of certain series of the Trust included in this report (ProFund VP UltraShort Dow 30 and ProFund VP UltraShort NASDAQ-100 (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

: : Notes to Schedules of Portfolio Investments : : September 30, 2016 (unaudited)

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

September 30, 2016 (unaudited) : : Notes to Schedules of Portfolio Investments : :

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. Similarly, the ProFund VP has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of September 30, 2016, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP’s illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of September 30, 2016, the collateral posted by counterparties consisted of U.S. Treasury securities.

: : Notes to Schedules of Portfolio Investments : : September 30, 2016 (unaudited)

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.    Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds VPs’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds VPs’ investments are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical assets

Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3–significant unobservable inputs (including the ProFunds VPs’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.  Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. As of September 30, 2016, there are no significant transfers between fair value hierarchy levels.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. For the ProFund VP Government Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security.  While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the quarter ended September 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of September 30, 2016, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

September 30, 2016 (unaudited) : : Notes to Schedules of Portfolio Investments : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$37,837,156	$—	$—	$—	$37,837,156	$—
Repurchase Agreements	—	—	32,523,000	—	32,523,000	—
Futures Contracts	—	(128,000)	—	—	—	(128,000)
Swap Agreements	—	—	—	39,311	—	39,311
Total	$37,837,156	$(128,000)	$32,523,000	$39,311	$70,360,156	$(88,689)

ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$20,980,000	$—	$20,980,000	$—
Futures Contracts	—	(78,375)	—	—	—	(78,375)
Swap Agreements	—	—	—	95,511	—	95,511
Total	$—	$(78,375)	$20,980,000	$95,511	$20,980,000	$17,136

ProFund VP Small-Cap
Common Stocks
Real Estate Investment Trusts	$471,262	$—	$100	$—	$471,362	$—
All Other Common Stocks	4,459,666	—	—	—	4,459,666	—
Contingent Rights*	—	—	1,482	—	1,482	—
Repurchase Agreements	—	—	11,197,000	—	11,197,000	—
Futures Contracts	—	(9,478)	—	—	—	(9,478)
Swap Agreements	—	—	—	48,313	—	48,313
Total	$4,930,928	$(9,478)	$11,198,582	$48,313	$16,129,510	$38,835

ProFund VP Dow 30
Repurchase Agreements	$—	$—	$291,000	$—	$291,000	$—
Swap Agreements	—	—	—	1,227	—	1,227
Total	$—	$—	$291,000	$1,227	$291,000	$1,227

ProFund VP NASDAQ-100
Common Stocks	$34,480,132	$—	$—	$—	$34,480,132	$—
Repurchase Agreements	—	—	20,570,000	—	20,570,000	—
Futures Contracts	—	53,871	—	—	—	53,871
Swap Agreements	—	—	—	27,272	—	27,272
Total	$34,480,132	$53,871	$20,570,000	$27,272	$55,050,132	$81,143

ProFund VP Large-Cap Value
Common Stocks	$18,085,920	$—	$—	$—	$18,085,920	$—
Total	$18,085,920	$—	$—	$—	$18,085,920	$—

ProFund VP Large-Cap Growth
Common Stocks	$27,892,459	$—	$—	$—	$27,892,459	$—
Repurchase Agreements	—	—	29,000	—	29,000	—
Total	$27,892,459	$—	$29,000	$—	$27,921,459	$—

ProFund VP Mid-Cap Value
Common Stocks	$19,957,001	$—	$—	$—	$19,957,001	$—
Total	$19,957,001	$—	$—	$—	$19,957,001	$—

ProFund VP Mid-Cap Growth
Common Stocks	$23,058,690	$—	$—	$—	$23,058,690	$—
Repurchase Agreements	—	—	13,000	—	13,000	—
Total	$23,058,690	$—	$13,000	$—	$23,071,690	$—

ProFund VP Small-Cap Value
Common Stocks	$29,704,689	$—	$—	$—	$29,704,689	$—
Repurchase Agreements	—	—	78,000	—	78,000	—
Total	$29,704,689	$—	$78,000	$—	$29,782,689	$—

ProFund VP Small-Cap Growth
Common Stocks	$24,762,016	$—	$—	$—	$24,762,016	$—
Repurchase Agreements	—	—	90,000	—	90,000	—
Total	$24,762,016	$—	$90,000	$—	$24,852,016	$—

: : Notes to Schedules of Portfolio Investments : : September 30, 2016 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Asia 30
Common Stocks	$26,371,521	$—	$—	$—	$26,371,521	$—
Repurchase Agreements	—	—	164,000	—	164,000	—
Total	$26,371,521	$—	$164,000	$—	$26,535,521	$—

ProFund VP Europe 30
Common Stocks	$25,565,787	$—	$—	$—	$25,565,787	$—
Total	$25,565,787	$—	$—	$—	$25,565,787	$—

ProFund VP International
Repurchase Agreements	$—	$—	$7,270,000	$—	$7,270,000	$—
Swap Agreements	—	—	—	8,985	—	8,985
Total	$—	$—	$7,270,000	$8,985	$7,270,000	$8,985

ProFund VP Emerging Markets
Common Stocks	$23,412,017	$—	$—	$—	$23,412,017	$—
Preferred Stocks	2,413,796	—	—	—	2,413,796	—
Repurchase Agreements	—	—	3,842,000	—	3,842,000	—
Swap Agreements	—	—	—	(21,559)	—	(21,559)
Total	$25,825,813	$—	$3,842,000	$(21,559)	$29,667,813	$(21,559)

ProFund VP Japan
Repurchase Agreements	$—	$—	$8,695,000	$—	$8,695,000	$—
Futures Contracts	—	(275,863)	—	—	—	(275,863)
Total	$—	$(275,863)	$8,695,000	$—	$8,695,000	$(275,863)

ProFund VP UltraBull
Common Stocks	$9,080,923	$—	$—	$—	$9,080,923	$—
Repurchase Agreements	—	—	2,605,000	—	2,605,000	—
Futures Contracts	—	(35,310)	—	—	—	(35,310)
Swap Agreements	—	—	—	54,670	—	54,670
Total	$9,080,923	$(35,310)	$2,605,000	$54,670	$11,685,923	$19,360

ProFund VP UltraMid-Cap
Common Stocks	$13,406,834	$—	$—	$—	$13,406,834	$—
Repurchase Agreements	—	—	3,574,000	—	3,574,000	—
Futures Contracts	—	(5,806)	—	—	—	(5,806)
Swap Agreements	—	—	—	110,335	—	110,335
Total	$13,406,834	$(5,806)	$3,574,000	$110,335	$16,980,834	$104,529

ProFund VP UltraSmall-Cap
Common Stocks
Real Estate Investment Trusts	$961,374	$—	$216	$—	$961,590	$—
All Other Common Stocks	9,097,686	—	—	—	9,097,686	—
Contingent Rights*	—	—	3,095	—	3,095	—
Repurchase Agreements	—	—	11,001,000	—	11,001,000	—
Futures Contracts	—	9,021	—	—	—	9,021
Swap Agreements	—	—	—	127,139	—	127,139
Total	$10,059,060	$9,021	$11,004,311	$127,139	$21,063,371	$136,160

ProFund VP UltraNASDAQ-100
Common Stocks	$45,973,509	$—	$—	$—	$45,973,509	$—
Repurchase Agreements	—	—	12,914,000	—	12,914,000	—
Futures Contracts	—	179,502	—	—	—	179,502
Swap Agreements	—	—	—	121,681	—	121,681
Total	$45,973,509	$179,502	$12,914,000	$121,681	$58,887,509	$301,183

September 30, 2016 (unaudited) : : Notes to Schedules of Portfolio Investments : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bear
Repurchase Agreements	$—	$—	$8,941,000	$—	$8,941,000	$—
Futures Contracts	—	7,018	—	—	—	7,018
Swap Agreements	—	—	—	(58,651)	—	(58,651)
Total	$—	$7,018	$8,941,000	$(58,651)	$8,941,000	$(51,633)

ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$694,000	$—	$694,000	$—
Swap Agreements	—	—	—	(3,308)	—	(3,308)
Total	$—	$—	$694,000	$(3,308)	$694,000	$(3,308)

ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$2,621,000	$—	$2,621,000	$—
Futures Contracts	—	853	—	—	—	853
Swap Agreements	—	—	—	(11,903)	—	(11,903)
Total	$—	$853	$2,621,000	$(11,903)	$2,621,000	$(11,050)

ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$24,000	$—	$24,000	$—
Swap Agreements	—	—	—	(114)	—	(114)
Total	$—	$—	$24,000	$(114)	$24,000	$(114)

ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$4,281,000	$—	$4,281,000	$—
Futures Contracts	—	(2,661)	—	—	—	(2,661)
Swap Agreements	—	—	—	(11,981)	—	(11,981)
Total	$—	$(2,661)	$4,281,000	$(11,981)	$4,281,000	$(14,642)

ProFund VP Short International
Repurchase Agreements	$—	$—	$1,607,000	$—	$1,607,000	$—
Swap Agreements	—	—	—	(5,879)	—	(5,879)
Total	$—	$—	$1,607,000	$(5,879)	$1,607,000	$(5,879)

ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$1,408,000	$—	$1,408,000	$—
Swap Agreements	—	—	—	8,953	—	8,953
Total	$—	$—	$1,408,000	$8,953	$1,408,000	$8,953

ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$24,000	$—	$24,000	$—
Swap Agreements	—	—	—	(1,534)	—	(1,534)
Total	$—	$—	$24,000	$(1,534)	$24,000	$(1,534)

ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$950,000	$—	$950,000	$—
Futures Contracts	—	(4,434)	—	—	—	(4,434)
Swap Agreements	—	—	—	1,778	—	1,778
Total	$—	$(4,434)	$950,000	$1,778	$950,000	$(2,656)

ProFund VP Banks
Common Stocks	$3,714,003	$—	$—	$—	$3,714,003	$—
Repurchase Agreements	—	—	51,000	—	51,000	—
Swap Agreements	—	—	—	(156)	—	(156)
Total	$3,714,003	$—	$51,000	$(156)	$3,765,003	$(156)

ProFund VP Basic Materials
Common Stocks	$20,523,203	$—	$—	$—	$20,523,203	$—
Total	$20,523,203	$—	$—	$—	$20,523,203	$—

: : Notes to Schedules of Portfolio Investments : : September 30, 2016 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Biotechnology
Common Stocks	$48,073,021	$—	$—	$—	$48,073,021	$—
Contingent Right	—	—	16,099	—	16,099	—
Swap Agreements	—	—	—	(2,370)	—	(2,370)
Total	$48,073,021	$—	$16,099	$(2,370)	$48,089,120	$(2,370)

ProFund VP Consumer Goods
Common Stocks	$21,386,166	$—	$—	$—	$21,386,166	$—
Total	$21,386,166	$—	$—	$—	$21,386,166	$—

ProFund VP Consumer Services
Common Stocks	$27,268,665	$—	$—	$—	$27,268,665	$—
Repurchase Agreements	—	—	22,000	—	22,000	—
Total	$27,268,665	$—	$22,000	$—	$27,290,665	$—

ProFund VP Financials
Common Stocks	$30,915,878	$—	$—	$—	$30,915,878	$—
Repurchase Agreements	—	—	218,000	—	218,000	—
Total	$30,915,878	$—	$218,000	$—	$31,133,878	$—

ProFund VP Health Care
Common Stocks	$59,104,098	$—	$—	$—	$59,104,098	$—
Contingent Right	—	—	4,125	—	4,125	—
Repurchase Agreements	—	—	320,000	—	320,000	—
Total	$59,104,098	$—	$324,125	$—	$59,428,223	$—

ProFund VP Industrials
Common Stocks	$18,446,407	$—	$—	$—	$18,446,407	$—
Repurchase Agreements	—	—	55,000	—	55,000	—
Total	$18,446,407	$—	$55,000	$—	$18,501,407	$—

ProFund VP Internet
Common Stocks	$14,524,282	$—	$—	$—	$14,524,282	$—
Repurchase Agreements	—	—	19,000	—	19,000	—
Total	$14,524,282	$—	$19,000	$—	$14,543,282	$—

ProFund VP Oil & Gas
Common Stocks	$49,811,067	$—	$—	$—	$49,811,067	$—
Repurchase Agreements	—	—	370,000	—	370,000	—
Total	$49,811,067	$—	$370,000	$—	$50,181,067	$—

ProFund VP Pharmaceuticals
Common Stocks	$12,363,387	$—	$—	$—	$12,363,387	$—
Swap Agreements	—	—	—	(1,176)	—	(1,176)
Total	$12,363,387	$—	$—	$(1,176)	$12,363,387	$(1,176)

ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$41,064,000	$—	$41,064,000	$—
Swap Agreements	—	—	—	(845,353)	—	(845,353)
Total	$—	$—	$41,064,000	$(845,353)	$41,064,000	$(845,353)

ProFund VP Real Estate
Common Stocks	$19,971,647	$—	$—	$—	$19,971,647	$—
Total	$19,971,647	$—	$—	$—	$19,971,647	$—

ProFund VP Semiconductor
Common Stocks	$6,590,041	$—	$—	$—	$6,590,041	$—
Repurchase Agreements	—	—	43,000	—	43,000	—
Swap Agreements	—	—	—	(252)	—	(252)
Total	$6,590,041	$—	$43,000	$(252)	$6,633,041	$(252)

September 30, 2016 (unaudited) : : Notes to Schedules of Portfolio Investments : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Technology
Common Stocks	$24,132,664	$—	$—	$—	$24,132,664	$—
Total	$24,132,664	$—	$—	$—	$24,132,664	$—

ProFund VP Telecommunications
Common Stocks	$9,410,587	$—	$—	$—	$9,410,587	$—
Repurchase Agreements	—	—	134,000	—	134,000	—
Swap Agreements	—	—	—	(1,092)	—	(1,092)
Total	$9,410,587	$—	$134,000	$(1,092)	$9,544,587	$(1,092)

ProFund VP Utilities
Common Stocks	$50,045,580	$—	$—	$—	$50,045,580	$—
Total	$50,045,580	$—	$—	$—	$50,045,580	$—

ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$13,539,267	$—	$13,539,267	$—
Repurchase Agreements	—	—	37,354,000	—	37,354,000	—
Swap Agreements	—	—	—	(887,763)	—	(887,763)
Total	$—	$—	$50,893,267	$(887,763)	$50,893,267	$(887,763)

ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$10,952,000	$—	$10,952,000	$—
Swap Agreements	—	—	—	178,772	—	178,772
Total	$—	$—	$10,952,000	$178,772	$10,952,000	$178,772

ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$535,000	$—	$535,000	$—
Forward Currency Contracts	—	—	—	(4,226)	—	(4,226)
Total	$—	$—	$535,000	$(4,226)	$535,000	$(4,226)

ProFund VP Government Money Market
U.S. Treasury Obligations	$—	$—	$31,147,993	$—	$31,147,993	$—
Repurchase Agreements	—	—	185,595,000	—	185,595,000	—
Total	$—	$—	$216,742,993	$—	$216,742,993	$—

^                              Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*                             Chelsea Therapeutics International, Ltd. and Trius Therapeutics, Inc. contingent rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP obtain investment exposure through derivatives (i.e., swap agreements, futures contracts and forward contracts), which may be considered aggressive and may expose a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund VP’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired. When a ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in an index) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund VP to losses in excess of those amounts initially invested.

: : Notes to Schedules of Portfolio Investments : : September 30, 2016 (unaudited)

In addition, a ProFund VP may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund VP only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP’s return.

Compounding Risk

Certain ProFunds VP are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all of the correlation risks described below. In addition, because these ProFunds VP have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund VP objective, as applicable, before accounting for fees and ProFund VP expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund VP’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund VP’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP’s correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP’s ability to meet its investment objective on or around that day.

September 30, 2016 (unaudited) : : Notes to Schedules of Portfolio Investments : :

Counterparty Risk

Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor.  Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S.  For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities.  These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

5. Federal Income Tax Information

At September 30, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
ProFund VP Bull	$49,769,559	$25,977,497	$(5,386,900)	$20,590,597
ProFund VP Mid-Cap	20,980,000	—	—	—
ProFund VP Small-Cap	15,180,252	1,304,060	(354,802)	949,258
ProFund VP Dow 30	291,000	—	—	—
ProFund VP NASDAQ-100	33,917,981	23,354,205	(2,222,054)	21,132,151
ProFund VP Large-Cap Value	15,368,150	6,092,216	(3,374,446)	2,717,770
ProFund VP Large-Cap Growth	16,326,090	13,116,916	(1,521,547)	11,595,369
ProFund VP Mid-Cap Value	17,951,134	5,266,526	(3,260,659)	2,005,867
ProFund VP Mid-Cap Growth	18,801,352	6,268,530	(1,998,192)	4,270,338
ProFund VP Small-Cap Value	27,445,089	6,582,365	(4,244,765)	2,337,600
ProFund VP Small-Cap Growth	19,881,683	7,105,538	(2,135,205)	4,970,333
ProFund VP Asia 30	19,497,416	12,473,352	(5,435,247)	7,038,105
ProFund VP Europe 30	27,099,161	6,420,793	(7,954,167)	(1,533,374)
ProFund VP International	7,270,000	—	—	—
ProFund VP Emerging Markets	27,194,222	4,637,522	(2,163,931)	2,473,591
ProFund VP Japan	8,695,000	—	—	—
ProFund VP UltraBull	8,220,726	4,437,880	(972,683)	3,465,197
ProFund VP UltraMid-Cap	13,678,801	5,176,521	(1,874,488)	3,302,033
ProFund VP UltraSmall-Cap	18,316,606	3,411,278	(664,513)	2,746,765
ProFund VP UltraNASDAQ-100	37,336,424	23,857,306	(2,306,221)	21,551,085
ProFund VP Bear	8,941,000	—	—	—
ProFund VP Short Mid-Cap	694,000	—	—	—
ProFund VP Short Small-Cap	2,621,000	—	—	—
ProFund VP Short Dow 30	24,000	—	—	—
ProFund VP Short NASDAQ-100	4,281,000	—	—	—
ProFund VP Short International	1,607,000	—	—	—
ProFund VP Short Emerging Markets	1,408,000	—	—	—
ProFund VP UltraShort Dow 30	24,000	—	—	—
ProFund VP UltraShort NASDAQ-100	950,000	—	—	—
ProFund VP Banks	4,219,195	2,201,531	(2,655,723)	(454,192)
ProFund VP Basic Materials	15,965,943	8,416,082	(3,858,822)	4,557,260
ProFund VP Biotechnology	30,001,671	26,724,900	(8,637,451)	18,087,449
ProFund VP Consumer Goods	11,718,920	11,426,155	(1,758,909)	9,667,246
ProFund VP Consumer Services	14,415,614	14,684,388	(1,809,337)	12,875,051
ProFund VP Financials	25,680,778	14,940,022	(9,486,922)	5,453,100
ProFund VP Health Care	28,552,687	36,147,287	(5,271,751)	30,875,536
ProFund VP Industrials	13,241,255	6,726,139	(1,465,987)	5,260,152
ProFund VP Internet	8,904,316	7,251,197	(1,612,231)	5,638,966
ProFund VP Oil & Gas	31,969,316	26,695,434	(8,483,683)	18,211,751
ProFund VP Pharmaceuticals	8,584,427	6,255,546	(2,476,586)	3,778,960
ProFund VP Precious Metals	41,064,000	—	—	—
ProFund VP Real Estate	12,601,102	10,360,854	(2,990,309)	7,370,545
ProFund VP Semiconductor	5,252,054	1,688,479	(307,492)	1,380,987
ProFund VP Technology	13,429,753	12,734,162	(2,031,251)	10,702,911
ProFund VP Telecommunications	8,438,728	2,963,433	(1,857,574)	1,105,859
ProFund VP Utilities	31,962,800	21,493,670	(3,410,890)	18,082,780
ProFund VP U.S. Government Plus	51,072,594	—	(179,327)	(179,327)
ProFund VP Rising Rates Opportunity	10,952,000	—	—	—
ProFund VP Falling U.S. Dollar	535,000	—	—	—
ProFund VP Government Money Market	216,742,993	—	—	—

6. Legal and Regulatory Matters

In December 2007, ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and has not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

7. Additional Information and Money Market Reform

In July 2014, the SEC adopted money market reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The ProFund VP Government Money Market is required to comply with money market fund reform by the specified compliance dates in 2016.

As a result, the Board has approved changes for the ProFund VP Government Money Market to operate as a government money market fund. As a government money market fund, the ProFund VP Government Money Market will not be required to implement liquidity fees and redemption gates. A government money market fund is required to invest at least 99.5% of the fund’s total assets in cash, government securities, and /or repurchase agreements that are collateralized by these same securities.

: : Notes to Schedules of Portfolio Investments : : September 30, 2016 (unaudited)

In order for the ProFund VP Government Money Market to operate as a government money market fund, the Board approved revisions to the investment policy relating to concentration (the “Concentration Policy”) such that the ProFund VP Government Money Market would no longer be required to invest more than 25% of its total assets in obligations of banks and other financial institutions. This revision to the Concentration Policy in addition to the name change to ProFund VP Government Money Market took effect on May 2, 2016. Because the yield on government securities are generally lower than the yield on comparable non-government securities, the ProFund VP Government Money Market yield may decrease as more assets are invested in government securities.

8. Subsequent Event

Effective December 5, 2016, the ProFund VP Japan and the ProFund VP Telecommunications will undergo a 1-for-4 reverse share split, the ProFund VP Bear will undergo a 1-for-5 reverse share split, the ProFund VP Short Mid-Cap will undergo a 1-for-8 reverse share split, and the ProFund VP Rising Rates Opportunity will undergo a 1-for-10 reverse share split.

The effect of the reverse share split transactions will be to divide the number of outstanding shares of the ProFunds VP by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions will not change the net assets of the ProFunds VP or the value of a shareholder's investment.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	November 28, 2016

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	November 28, 2016

* Print the name and title of each signing officer under his or her signature.